UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09195

SA FUNDS - INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000
San Jose, California	95128
(Address of principal executive offices)	(Zip Code)

Christopher Stanley
Chief Legal Officer
SA Funds - Investment Trust
3055 Olin Ave., Suite 2000
San Jose, CA. 95128
(Name and Address of Agent for Service)

Copies to:

Brian F. Link	R. Darrell Mounts
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	K&L Gates LLP
Mail Code: JHT 1732	1601 K Street, N.W.
200 Clarendon Street	Washington, D.C. 20006
Boston, MA 02116

Registrant’s telephone number, including area code:	(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA Funds - Investment Trust

By:	/s/ Alexander Potts

Alexander Potts
President and Chief Executive Officer

Date: November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Clinton

Michael Clinton
Treasurer, Chief Financial and Accounting Officer

Date: November 20, 2012

SA U.S. Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 94.0%
Australia — 0.7%
Westpac Banking Corp., 2.100%, 8/02/13	USD	$2,650,000	$2,686,623
Canada — 5.9%
Bank of Nova Scotia, 2.250%, 1/22/13	USD	3,700,000	3,722,603
Bank of Nova Scotia, 2.375%, 12/17/13	USD	6,000,000	6,136,860
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	4,461,000	4,615,480
Province of Ontario Canada, 1.375%, 1/27/14	USD	1,000,000	1,013,985
Royal Bank of Canada, 1.125%, 1/15/14	USD	4,000,000	4,037,852
Royal Bank of Canada MTN, 2.100%, 7/29/13	USD	3,000,000	3,044,082
			22,570,862
France — 1.8%
BNP Paribas / BNP Paribas US MTN, 2.125%, 12/21/12	USD	3,400,000	3,412,087
Caisse d'Amortissement de la Dette Sociale, 1.250%, 7/11/14	USD	2,000,000	2,026,730
Sanofi, 1.625%, 3/28/14	USD	1,522,000	1,549,484
			6,988,301
Germany — 1.5%
Kreditanstalt fuer Wiederaufbau, 1.375%, 1/13/14	USD	3,500,000	3,547,642
Landwirtschaftliche Rentenbank, 3.250%, 3/15/13	USD	2,000,000	2,027,268
			5,574,910
Netherlands — 1.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 1.850%, 1/10/14	USD	5,400,000	5,480,735
Supranational — 1.7%
European Investment Bank, 1.500%, 5/15/14	USD	2,200,000	2,238,802
European Investment Bank, 3.000%, 4/08/14	USD	4,000,000	4,155,788
			6,394,590
United States — 80.9%
3M Co. MTN, 4.375%, 8/15/13		1,000,000	1,036,702
Bank of New York Mellon Corp. (The), 0.717%, 7/28/14(a)		350,000	350,892
Bank of New York Mellon Corp. (The), 4.300%, 5/15/14		7,500,000	7,961,422
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13		2,194,000	2,289,007
Berkshire Hathaway Finance Corp., 0.788%, 1/10/14(a)		6,098,000	6,129,319
Berkshire Hathaway Finance Corp., 1.500%, 1/10/14		715,000	725,725
Berkshire Hathaway Finance Corp., 5.000%, 8/15/13		3,000,000	3,121,884
Federal Home Loan Banks, 0.340%, 12/18/13		4,400,000	4,407,322
Federal Home Loan Banks, 0.375%, 11/27/13		5,900,000	5,912,042
Federal Home Loan Banks, 0.375%, 1/29/14		6,700,000	6,714,479
Federal Home Loan Banks, 0.500%, 8/28/13		8,500,000	8,525,185
Federal Home Loan Banks, 2.375%, 3/14/14		41,200,000	42,486,140
Federal Home Loan Banks, 2.500%, 6/13/14		500,000	519,182
Federal Home Loan Banks, 3.125%, 12/13/13		800,000	828,015
Federal Home Loan Banks, 4.875%, 11/27/13		5,000,000	5,270,365
Federal Home Loan Banks, 5.125%, 8/14/13		1,600,000	1,669,350
Federal Home Loan Mortgage Corp., 0.375%, 11/30/12		2,000,000	2,000,982
Federal Home Loan Mortgage Corp., 0.375%, 10/30/13		23,100,000	23,142,689
Federal Home Loan Mortgage Corp., 0.375%, 11/27/13		6,700,000	6,713,420
Federal Home Loan Mortgage Corp., 0.375%, 2/27/14		5,000,000	5,010,995
Federal Home Loan Mortgage Corp., 0.500%, 10/15/13		6,000,000	6,019,320
Federal Home Loan Mortgage Corp., 0.625%, 12/23/13		13,000,000	13,062,309
Federal Home Loan Mortgage Corp., 1.375%, 2/25/14		10,800,000	10,973,351
Federal Home Loan Mortgage Corp., 2.500%, 4/23/14		2,500,000	2,589,062
Federal Home Loan Mortgage Corp., 3.000%, 7/28/14		2,000,000	2,097,284
Federal Home Loan Mortgage Corp., 3.750%, 6/28/13		2,500,000	2,567,538
Federal Home Loan Mortgage Corp., 4.125%, 9/27/13		2,700,000	2,805,602
Federal Home Loan Mortgage Corp., 4.500%, 7/15/13		1,000,000	1,034,322
Federal Home Loan Mortgage Corp., 4.500%, 1/15/14		1,500,000	1,582,284
Federal National Mortgage Association, 0.750%, 12/18/13		33,150,000	33,380,160
Federal National Mortgage Association, 1.125%, 9/30/13		14,700,000	14,837,533
Federal National Mortgage Association, 2.750%, 3/13/14		5,500,000	5,700,486
Federal National Mortgage Association, 2.875%, 12/11/13		11,400,000	11,767,057
Federal National Mortgage Association, 3.875%, 7/12/13		1,500,000	1,543,749
General Electric Capital Corp., 1.310%, 1/07/14(a)		425,000	426,461
General Electric Capital Corp., 2.100%, 1/07/14		8,200,000	8,352,709
General Electric Capital Corp. MTN, 5.500%, 6/04/14		1,500,000	1,617,839
International Business Machines Corp. (IBM), 1.250%, 5/12/14		6,000,000	6,085,068
International Business Machines Corp. (IBM), 2.100%, 5/06/13		1,000,000	1,010,602
JPMorgan Chase & Co. MTN, 1.252%, 1/24/14(a)		1,200,000	1,208,240
JPMorgan Chase & Co. MTN, 1.650%, 9/30/13		8,750,000	8,857,660
Microsoft Corp., 2.950%, 6/01/14		2,000,000	2,086,558
PepsiCo, Inc., 0.517%, 5/10/13(a)		6,305,000	6,311,425

See notes to schedule of investments.

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Private Export Funding Corp., Series Y, 3.550%, 4/15/13	$3,055,000	$3,110,742
US Bancorp, 2.000%, 6/14/13	5,232,000	5,293,858
Wachovia Corp. MTN, 0.635%, 8/01/13(a)	6,000,000	6,005,694
Wal-Mart Stores, Inc., 3.000%, 2/03/14	500,000	517,167
Wal-Mart Stores, Inc., 3.200%, 5/15/14	9,500,000	9,941,598
Wells Fargo & Co., 4.375%, 1/31/13	3,100,000	3,141,456
		308,742,272
TOTAL BONDS AND NOTES
(Identified Cost $357,412,003)		358,438,272

SHORT-TERM INVESTMENTS — 5.5%
Australia — 0.4%
National Australia Bank YCD, 1.647%, 1/30/14(a)	1,630,000	1,649,446
Finland — 2.8%
Nordea Bank YCD, 0.918%, 1/27/14(a)	1,500,000	1,500,570
Nordea Bank YCD, 0.901%, 4/05/13(a)	9,000,000	9,013,140
		10,513,710
United States — 1.4%
BNP Paribas Fin., Inc., 0.390%, 12/27/12	1,000,000	999,030
BNP Paribas Fin., Inc., 0.460%, 11/09/12	500,000	499,751
BNP Paribas Fin., Inc., 0.520%, 10/30/12	500,000	499,790
JPMorgan Chase & Co., 0.280%, 11/05/12	600,000	599,837
Medtronic, Inc., 0.150%, 11/29/12	1,000,000	999,754
Standard Chartered Bank, 0.380%, 12/10/12	1,800,000	1,798,740
		5,396,902
		17,560,058

	SHARES	VALUE†
United States — 0.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	3,524,686	3,524,686
		3,524,687
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $21,051,617)		21,084,745

Total Investments — 99.5%
(Identified Cost $378,463,620)#		379,523,017
Cash and Other Assets, Less Liabilities — 0.5%		1,973,011

Net Assets — 100.0%		$381,496,028

†	See Note 1.
(a)	Variable or Floating Rate Bond. Rate disclosed is as of September 30, 2012.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $378,463,620. Net unrealized appreciation aggregated $1,059,397 of which $1,061,159 related to appreciated investment securities and $1,762 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar
YCD — Yankee Certificate of Deposits

See notes to schedule of investments.

SA U.S. Fixed Income Fund

September 30, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
U.S. Government Agency	60.3%
Financial	22.9%
Industrial	7.4%
Short-Term	5.6%
Government Sponsored	2.0%
Supranational	1.7%
Consumer Discretionary	0.1%

SA Global Fixed Income Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES — 97.3%
Australia — 5.0%
National Australia Bank Ltd., 5.375%, 12/08/14	GBP	1,500,000	$2,632,228
Suncorp-Metway Ltd., 4.000%, 1/16/14	GBP	7,000,000	11,793,041
Westpac Banking Corp., 2.900%, 9/10/14	USD	5,000,000	5,229,275
Westpac Banking Corp., 3.000%, 8/04/15	USD	2,000,000	2,112,540
Westpac Banking Corp., 3.750%, 12/01/14	CAD	6,000,000	6,307,171
			28,074,255
Austria — 4.7%
Austria Government Bond, 4.000%, 9/15/16(a)	EUR	10,500,000	15,315,714
Oesterreichische Kontrollbank AG, 1.750%, 10/05/15(b)	USD	3,000,000	3,087,462
Oesterreichische Kontrollbank AG, 2.000%, 6/03/16(b)	USD	8,000,000	8,293,736
			26,696,912
Canada — 14.4%
Bank of Nova Scotia, 3.400%, 1/22/15	USD	5,000,000	5,319,070
Bank of Nova Scotia, 3.430%, 7/16/14	CAD	2,000,000	2,103,448
Canada Housing Trust No 1, 2.750%, 12/15/14(a)	CAD	14,000,000	14,720,293
Province of Alberta Canada, 2.750%, 12/01/14	CAD	13,800,000	14,498,352
Province of Ontario Canada, 0.950%, 5/26/15	USD	3,000,000	3,037,599
Province of Ontario Canada, 4.100%, 6/16/14	USD	9,800,000	10,425,652
Royal Bank of Canada, 2.875%, 4/19/16(b)	USD	4,500,000	4,793,580
Royal Bank of Canada, 4.970%, 6/05/14	CAD	6,000,000	6,464,937
Royal Bank of Canada, 5.060%, 7/17/13	CAD	4,000,000	4,188,709
Toronto-Dominion Bank (The), 2.375%, 10/19/16(b)	USD	15,500,000	16,319,315
			81,870,955
Denmark — 1.1%
Denmark Government Bond, 2.500%, 11/15/16	DKK	33,115,000	6,236,796
Finland — 3.6%
Finland Government Bond, 1.875%, 4/15/17	EUR	11,700,000	15,905,854
Municipality Finance PLC, 2.375%, 5/16/16	USD	4,000,000	4,208,896
			20,114,750
France — 8.7%
Agence Francaise de Developpement, 4.875%, 10/30/13	GBP	1,400,000	2,352,061
Caisse d'Amortissement de la Dette Sociale, 2.125%, 4/12/17(b)	USD	3,000,000	3,091,014
Caisse d'Amortissement de la Dette Sociale, 2.250%, 12/07/15(b)	GBP	2,300,000	3,841,942
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	7,250,000	9,345,147
France Government Bond OAT, 5.000%, 10/25/16	EUR	2,500,000	3,771,219
Reseau Ferre de France, 2.375%, 12/23/15(b)	GBP	8,700,000	14,536,302
Societe Financement de l'Economie Francaise, 2.875%, 9/22/14	USD	8,500,000	8,894,426
Total Capital SA, 5.500%, 1/29/13	GBP	2,200,000	3,608,373
			49,440,484
Germany — 9.6%
Bundesobligation, 0.750%, 2/24/17	EUR	6,000,000	7,841,528
Kreditanstalt fuer Wiederaufbau, 3.125%, 12/08/14	GBP	1,000,000	1,702,641
Kreditanstalt fuer Wiederaufbau, 3.750%, 9/07/16	GBP	2,600,000	4,678,721
Kreditanstalt fuer Wiederaufbau, 4.125%, 7/04/17	EUR	3,800,000	5,668,440
Kreditanstalt fuer Wiederaufbau, 5.500%, 12/07/15	GBP	1,600,000	2,975,168
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.000%, 10/15/13	USD	2,400,000	2,411,395
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.250%, 7/15/16(b)	USD	13,200,000	13,844,846
Landwirtschaftliche Rentenbank, 2.500%, 2/15/16(b)	USD	2,800,000	2,977,134
Landwirtschaftliche Rentenbank, 3.125%, 7/15/15(b)	USD	1,000,000	1,071,619
NRW.Bank, 1.625%, 12/15/13(b)	GBP	4,000,000	6,515,644
NRW.Bank, 2.625%, 12/07/12	GBP	3,000,000	4,861,683
			54,548,819
Japan — 0.2%
Development Bank of Japan, 4.250%, 6/09/15	USD	1,000,000	1,098,329
Netherlands — 9.8%
Bank Nederlandse Gemeenten NV, 2.750%, 7/01/15	USD	9,000,000	9,465,516
Bank Nederlandse Gemeenten NV, 3.000%, 3/30/17	EUR	2,000,000	2,797,173
Bank Nederlandse Gemeenten NV, 4.750%, 4/22/13(b)	GBP	1,400,000	2,311,976
Nederlandse Waterschapsbank NV, 2.000%, 9/09/15	USD	2,400,000	2,479,673
Nederlandse Waterschapsbank NV, 2.125%, 2/09/17	USD	1,700,000	1,760,960
Nederlandse Waterschapsbank NV, 2.375%, 6/04/15	EUR	8,100,000	10,942,859
Nederlandse Waterschapsbank NV, 3.000%, 3/17/15	USD	1,000,000	1,051,553
Netherlands Government Bond, 4.000%, 7/15/16(a)	EUR	3,500,000	5,096,036
NIBC Bank NV, 3.500%, 4/07/14	EUR	3,000,000	4,043,404
Rabobank Nederland NV, 4.000%, 9/10/15	GBP	9,000,000	15,598,971
			55,548,121

See notes to schedule of investments.

		FACE
		AMOUNT	VALUE†
BONDS AND NOTES (Continued)
New Zealand — 1.1%
ASB Finance Ltd., 3.250%, 12/09/13	GBP	3,700,000	$6,088,953
Norway — 2.8%
Kommunalbanken AS, 2.250%, 12/30/13(b)	GBP	1,700,000	2,798,624
Kommunalbanken AS, 2.375%, 1/19/16	USD	7,500,000	7,919,017
Kommunalbanken AS, 2.875%, 10/27/14	USD	4,780,000	5,016,916
			15,734,557
Supranational — 16.5%
African Development Bank, 3.000%, 5/27/14	USD	9,000,000	9,398,637
Asian Development Bank, 2.625%, 2/09/15	USD	2,622,000	2,764,123
Council of Europe Development Bank, 1.500%, 1/15/15(b)	USD	9,985,000	10,202,413
Council of Europe Development Bank, 5.000%, 1/29/14	USD	1,500,000	1,590,163
Eurofima, 4.250%, 2/04/14(b)	USD	7,600,000	7,983,747
Eurofima, 5.000%, 4/03/17(b)	USD	3,000,000	3,478,224
Eurofima, 6.125%, 10/14/14	GBP	1,000,000	1,782,440
European Bank for Reconstruction & Development, 0.500%, 1/30/15	EUR	5,634,000	7,199,636
European Bank for Reconstruction and Development, 5.875%, 8/04/14	GBP	1,000,000	1,769,418
European Financial Stability Facility, 2.750%, 12/05/16(b)	EUR	4,000,000	5,547,678
European Investment Bank, 2.750%, 3/23/15	USD	2,000,000	2,111,268
European Investment Bank, 2.875%, 1/15/15(b)	USD	1,300,000	1,369,140
European Investment Bank, 3.000%, 12/07/15	GBP	500,000	859,894
European Investment Bank, 3.125%, 3/03/17	EUR	4,000,000	5,671,999
European Investment Bank, 3.250%, 12/07/16(b)	GBP	700,000	1,224,958
European Investment Bank, 6.250%, 4/15/14	GBP	2,600,000	4,556,260
International Finance Facility for Immunisation, 3.375%, 5/15/14	GBP	8,800,000	14,794,829
Nordic Investment Bank, 2.500%, 7/15/15(b)	USD	1,000,000	1,058,115
Nordic Investment Bank, 2.625%, 10/06/14(b)	USD	2,000,000	2,095,230
Nordic Investment Bank, 5.000%, 2/01/17	USD	5,500,000	6,519,568
Nordic Investment Bank, 5.750%, 12/16/14	GBP	1,040,000	1,872,508
			93,850,248
Sweden — 4.0%
Nordea Bank AB, 3.875%, 12/15/15	GBP	4,100,000	7,130,483
Svensk Exportkredit AB, 1.750%, 5/30/17	USD	1,700,000	1,738,831
Svensk Exportkredit AB, 2.125%, 7/13/16(b)	USD	3,000,000	3,118,332
Svensk Exportkredit AB, 3.250%, 9/16/14(b)	USD	10,400,000	10,937,680
			22,925,326
United Kingdom — 3.0%
United Kingdom Gilt, 1.750%, 1/22/17	GBP	10,000,000	16,971,040
United States — 12.8%
Bank of New York Mellon Corp. (The), 2.300%, 7/28/16(b)	USD	2,285,000	2,397,173
Bank of New York Mellon Corp. (The), 2.500%, 1/15/16(b)	USD	1,500,000	1,572,634
Bank of New York Mellon Corp. (The), 4.300%, 5/15/14	USD	3,000,000	3,184,569
Bank of New York Mellon Corp. (The), 5.125%, 8/27/13	USD	4,075,000	4,251,460
Berkshire Hathaway, Inc., 2.200%, 8/15/16(b)	USD	15,000,000	15,776,220
Federal National Mortgage Association, 1.250%, 1/30/17(b)	USD	1,500,000	1,541,414
General Electric Capital Corp., 1.875%, 9/16/13	USD	4,000,000	4,057,644
General Electric Capital Corp., 2.250%, 11/09/15	USD	10,520,000	10,903,023
Google, Inc., 2.125%, 5/19/16	USD	14,454,000	15,234,718
Nestle Holdings, Inc., 2.125%, 3/12/14	USD	6,000,000	6,150,822
Wal-Mart Stores, Inc., 2.250%, 7/08/15	USD	1,000,000	1,046,479
Wal-Mart Stores, Inc., 2.800%, 4/15/16	USD	6,000,000	6,443,982
			72,560,138
TOTAL BONDS AND NOTES
(Identified Cost $531,744,278)			551,759,683

See notes to schedule of investments.

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 2.6%
United States — 2.6%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	14,895,451	14,895,451
		14,895,452
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,895,452)		14,895,452

COLLATERAL FOR SECURITIES ON LOAN — 15.7%
Short-Term — 15.7%
State Street Navigator Securities Lending Prime Portfolio	89,089,243	89,089,243
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $89,089,243)		89,089,243

Total Investments — 115.6%
(Identified Cost $635,728,973)#		655,744,378
Liabilities, Less Cash and Other Assets — (15.6%)		(88,532,893)

Net Assets — 100.0%		$567,211,485

†	See Note 1.
(a)

144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

(b)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $87,425,801.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $635,728,973. Net unrealized appreciation aggregated $20,015,405 of which $21,962,115 related to appreciated investment securities and $1,946,710 related to depreciated investment securities.

Key to abbreviations:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — British Pound
USD — U.S. Dollar

See notes to schedule of investments.

SA Global Fixed Income Fund

September 30, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
Supranational	16.6%
United States	15.4%
Canada	14.5%
Netherlands	9.8%
Germany	9.6%
France	8.7%
Australia	5.0%
Austria	4.7%
Sweden	4.0%
Other	11.7%

SA Global Fixed Income Fund

Ten Largest Industry Holdings September 30, 2012
(As a percentage of net assets):

Industry	Percentage
Banks	17.4%
Supranational Organizations	15.6%
Financial	15.0%
Foreign Government/Agency-Canada	7.5%
Foreign Government/Agency-France	7.4%
Foreign Government/Agency-Germany	7.2%
Foreign Government/Agency-Netherlands	6.2%
Industrial	5.1%
Foreign Government/Agency-Austria	4.1%
Foreign Government/Agency-United Kingdom	3.0%

SA U.S. Core Market Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	975	$48,857
BE Aerospace, Inc.*	2,400	101,040
Boeing Co.	19,878	1,383,906
Cubic Corp.	500	25,030
Curtiss-Wright Corp.	1,576	51,535
Engility Holdings, Inc.(a)*	495	9,133
Esterline Technologies Corp.*	900	50,526
Exelis, Inc.	5,089	52,620
General Dynamics Corp.	8,701	575,310
HEICO Corp.(a)	468	18,107
HEICO Corp., Class A	781	23,828
Hexcel Corp.(a)*	3,100	74,462
Honeywell International, Inc.	20,020	1,196,195
Huntington Ingalls Industries, Inc.*	1,357	57,062
L-3 Communications Holdings, Inc.	2,971	213,050
Lockheed Martin Corp.	7,860	733,967
Moog, Inc., Class A*	1,100	41,657
Northrop Grumman Corp.	6,753	448,602
Orbital Sciences Corp.*	278	4,048
Precision Castparts Corp.	4,141	676,391
Raytheon Co.	9,621	549,936
Rockwell Collins, Inc.(a)	3,914	209,947
Spirit Aerosystems Holdings, Inc., Class A*	2,700	59,967
Teledyne Technologies, Inc.*	900	57,051
Textron, Inc.(a)	7,600	198,892
TransDigm Group, Inc.*	1,300	184,431
Triumph Group, Inc.	1,120	70,034
United Technologies Corp.	23,264	1,821,339
		8,936,923
Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	558	28,809
CH Robinson Worldwide, Inc.	4,700	275,185
Expeditors International of Washington, Inc.	6,039	219,578
FedEx Corp.	8,498	719,101
HUB Group, Inc., Class A(a)*	900	26,712
United Parcel Service, Inc., Class B	19,337	1,383,949
UTi Worldwide, Inc.	2,400	32,328
		2,685,662
Airlines — 0.1%
Alaska Air Group, Inc.*	1,830	64,160
Allegiant Travel Co.(a)*	300	19,008
Delta Air Lines, Inc.*	24,500	224,420
JetBlue Airways Corp.(a)*	7,550	36,164
Southwest Airlines Co.	6,841	59,996
Spirit Airlines, Inc.*	404	6,900
United Continental Holdings, Inc.*	8,654	168,753
US Airways Group, Inc.(a)*	4,400	46,024
		625,425
Auto Components — 0.3%
Autoliv, Inc.(a)	2,300	142,531
BorgWarner, Inc.*	3,154	217,973
Cooper Tire & Rubber Co.(a)	100	1,918
Dana Holding Corp.(a)	4,000	49,200
Gentex Corp.(a)	3,900	66,339
Goodyear Tire & Rubber Co. (The)*	6,400	78,016
Johnson Controls, Inc.	19,115	523,751
Lear Corp.	3,000	113,370
Tenneco, Inc.(a)*	1,600	44,800
TRW Automotive Holdings Corp.*	3,074	134,364
Visteon Corp.(a)*	1,000	44,460
		1,416,722
Automobiles — 0.4%
Ford Motor Co.	99,140	977,520
General Motors Co.*	22,000	500,500
Harley-Davidson, Inc.	6,716	284,557
Tesla Motors, Inc.(a)*	1,485	43,481
Thor Industries, Inc.(a)	1,600	58,112
		1,864,170
Beverages — 2.1%
Beam, Inc.	4,200	241,668
Boston Beer Co., Inc. (The), Class A(a)*	224	25,081
Brown-Forman Corp., Class B	3,300	215,325
Coca-Cola Co.	113,740	4,314,158
Coca-Cola Enterprises, Inc.	8,750	273,613
Constellation Brands, Inc., Class A*	4,600	148,810
Dr Pepper Snapple Group, Inc.(a)	6,100	271,633
Molson Coors Brewing Co., Class B(a)	4,077	183,669
Monster Beverage Corp.*	4,256	230,505
PepsiCo, Inc.	43,756	3,096,612
		9,001,074
Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	5,500	629,200
Alkermes PLC(a)*	3,279	68,039
Amgen, Inc.	21,322	1,797,871
Ariad Pharmaceuticals, Inc.*	4,406	106,735
Biogen Idec, Inc.*	6,556	978,352
BioMarin Pharmaceutical, Inc.(a)*	3,200	128,864
Celgene Corp.*	12,425	949,270
Cepheid, Inc.(a)*	1,603	55,319
Cubist Pharmaceuticals, Inc.(a)*	1,600	76,288
Gilead Sciences, Inc.*	21,342	1,415,615
Incyte Corp. Ltd.(a)*	2,960	53,428
Medivation, Inc.(a)*	2,096	118,131
Myriad Genetics, Inc.*	2,380	64,236
Onyx Pharmaceuticals, Inc.*	1,900	160,550
Regeneron Pharmaceuticals, Inc.*	2,300	351,118
Seattle Genetics, Inc.(a)*	2,487	67,025
Theravance, Inc.(a)*	237	6,141
United Therapeutics Corp.*	1,200	67,056
Vertex Pharmaceuticals, Inc.*	6,050	338,497
		7,431,735
Building Products — 0.1%
A.O. Smith Corp.(a)	1,050	60,417
Armstrong World Industries, Inc.(a)	770	35,705
Fortune Brands Home & Security, Inc.*	4,200	113,442
Lennox International, Inc.(a)	1,492	72,153
Masco Corp.	9,000	135,450
Owens Corning(a)*	2,988	99,979
Simpson Manufacturing Co., Inc.(a)	1,400	40,068
USG Corp.(a)*	1,500	32,925
		590,139
Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	1,500	184,500
American Capital Ltd.*	8,700	98,658
Ameriprise Financial, Inc.	6,347	359,811
Bank of New York Mellon Corp. (The)	33,783	764,171
BGC Partners, Inc., Class A(a)	1,416	6,938
BlackRock, Inc.	3,883	692,339
Charles Schwab Corp.(a)	30,835	394,380
Cohen & Steers, Inc.(a)	764	22,630
E*Trade Financial Corp.*	5,800	51,098
Eaton Vance Corp.(a)	3,600	104,256
Federated Investors, Inc., Class B(a)	2,300	47,587
Franklin Resources, Inc.	4,200	525,294
Goldman Sachs Group, Inc. (The)	13,092	1,488,299

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
Invesco Ltd.	12,100	$302,379
Janus Capital Group, Inc.(a)	4,300	40,592
Jefferies Group, Inc.(a)	3,600	49,284
Knight Capital Group, Inc., Class A*	463	1,241
Lazard Ltd., Class A	1,161	33,936
Legg Mason, Inc.(a)	3,600	88,848
LPL Financial Holdings, Inc.	1,500	42,810
Morgan Stanley	41,465	694,124
Northern Trust Corp.	6,380	296,128
Raymond James Financial, Inc.	3,300	120,945
SEI Investments Co.	3,800	81,510
State Street Corp.	13,238	555,466
Stifel Financial Corp.(a)*	1,200	40,320
T Rowe Price Group, Inc.	6,761	427,971
TD Ameritrade Holding Corp.	6,478	99,567
Waddell & Reed Financial, Inc., Class A(a)	2,117	69,374
		7,684,456
Chemicals — 2.4%
A. Schulman, Inc.	200	4,764
Air Products & Chemicals, Inc.	5,972	493,884
Airgas, Inc.	2,000	164,600
Albemarle Corp.	2,581	135,967
Ashland, Inc.	2,082	149,071
Cabot Corp.	1,800	65,826
Celanese Corp., Series A	4,400	166,804
CF Industries Holdings, Inc.	1,924	427,590
Chemtura Corp.*	650	11,193
Cytec Industries, Inc.	1,300	85,176
Dow Chemical Co. (The)	31,913	924,201
Eastman Chemical Co.	3,736	212,989
Ecolab, Inc.	8,199	531,377
EI Du Pont de Nemours & Co.	25,434	1,278,567
FMC Corp.	4,200	232,596
Georgia Gulf Corp.	100	3,622
H.B. Fuller Co.	1,500	46,020
Huntsman Corp.(a)	5,900	88,087
International Flavors & Fragrances, Inc.	2,400	142,992
Intrepid Potash, Inc.(a)*	1,600	34,368
Kronos Worldwide, Inc.(a)	621	9,278
LyondellBasell Industries NV, Class A	7,720	398,815
Minerals Technologies, Inc.	600	42,558
Monsanto Co.	14,704	1,338,358
Mosaic Co. (The)	7,700	443,597
NewMarket Corp.(a)	400	98,592
Olin Corp.(a)	2,100	45,633
PolyOne Corp.	1,400	23,198
PPG Industries, Inc.	4,300	493,812
Praxair, Inc.	8,109	842,363
Rockwood Holdings, Inc.	2,100	97,860
RPM International, Inc.	3,500	99,890
Scotts Miracle-Gro Co. (The), Class A(a)	1,300	56,511
Sensient Technologies Corp.(a)	1,400	51,464
Sherwin Williams Co. (The)	2,500	372,275
Sigma-Aldrich Corp.(a)	3,500	251,895
Valspar Corp.	2,600	145,860
W.R. Grace & Co.*	2,044	120,760
Westlake Chemical Corp.(a)	1,436	104,914
		10,237,327
Commercial Banks — 2.9%
Associated Banc-Corp.(a)	4,819	63,466
Bancorpsouth, Inc.	1,900	28,006
Bank of Hawaii Corp.(a)	1,200	54,744
BB&T Corp.	20,004	663,333
BOK Financial Corp.(a)	696	41,134
CapitalSource, Inc.	6,700	50,786
Cathay General Bancorp(a)	2,943	50,796
Chemical Financial Corp.(a)	158	3,824
CIT Group, Inc.*	4,915	193,602
City National Corp.(a)	1,300	66,963
Comerica, Inc.	5,200	161,460
Commerce Bancshares, Inc.(a)	2,099	84,653
Cullen/Frost Bankers, Inc.(a)	1,600	91,888
CVB Financial Corp.(a)	1,600	19,104
East West Bancorp, Inc.	3,900	82,368
Fifth Third Bancorp	26,307	408,021
First Horizon National Corp.(a)	7,245	69,769
First Niagara Financial Group, Inc.	9,560	77,340
First Republic Bank	1,500	51,690
FirstMerit Corp.	3,043	44,823
FNB Corp.(a)	3,051	34,202
Fulton Financial Corp.(a)	6,667	65,737
Glacier Bancorp, Inc.(a)	1,675	26,096
Hancock Holding Co.(a)	2,100	64,995
Huntington Bancshares, Inc.	22,492	155,195
Iberiabank Corp.(a)	700	32,060
International Bancshares Corp.(a)	1,350	25,717
Investors Bancorp, Inc.(a)*	1,700	31,008
KeyCorp	24,200	211,508
M&T Bank Corp.	3,168	301,467
MB Financial, Inc.	1,200	23,700
National Penn Bancshares, Inc.(a)	2,100	19,131
Old National Bancorp(a)	1,900	25,859
Pacific Capital Bancorp*	400	18,360
PNC Financial Services Group, Inc.	14,967	944,418
Popular, Inc.*	1,056	18,406
PrivateBancorp, Inc.	202	3,230
Prosperity Bancshares, Inc.(a)	1,500	63,930
Regions Financial Corp.	31,928	230,201
Signature Bank(a)*	1,400	93,912
SunTrust Banks, Inc.	15,536	439,203
Susquehanna Bancshares, Inc.	3,200	33,472
SVB Financial Group*	1,200	72,552
Synovus Financial Corp.(a)	6,398	15,163
TCF Financial Corp.(a)	4,000	47,760
Texas Capital Bancshares, Inc.(a)*	727	36,139
Trustmark Corp.(a)	1,900	46,246
UMB Financial Corp.(a)	1,100	53,548
Umpqua Holdings Corp.(a)	3,100	39,959
United Bankshares, Inc.(a)	1,500	37,365
US Bancorp	53,625	1,839,337
Valley National Bancorp(a)	4,438	44,469
Webster Financial Corp.	1,710	40,527
Wells Fargo & Co.	140,820	4,862,515
WesBanco, Inc.(a)	100	2,071
Westamerica Bancorporation(a)	1,000	47,050
Wintrust Financial Corp.(a)	800	30,056
Zions Bancorporation(a)	4,860	100,383
		12,484,717
Commercial Services & Supplies — 0.7%
ABM Industries, Inc.(a)	655	12,399
ACCO Brands Corp.*	1,653	10,728
Avery Dennison Corp.(a)	2,900	92,278
Cintas Corp.	3,692	153,033
Clean Harbors, Inc.(a)*	1,200	58,620
Copart, Inc.*	2,900	80,417
Corrections Corp. of America	3,000	100,350
Covanta Holding Corp.	4,090	70,184

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services & Supplies (Continued)
Deluxe Corp.(a)	1,100	$33,616
EnergySolutions, Inc.(a)*	500	1,365
Geo Group, Inc. (The)(a)	1,700	47,039
Healthcare Services Group, Inc.	1,795	41,052
Iron Mountain, Inc.	3,761	128,288
KAR Auction Services, Inc.*	609	12,022
Mine Safety Appliances Co.	1,100	40,997
NL Industries, Inc.(a)	320	3,677
Pitney Bowes, Inc.(a)	5,600	77,392
Portfolio Recovery Associates, Inc.(a)*	500	52,215
R.R. Donnelley & Sons Co.(a)	5,200	55,120
Republic Services, Inc.	8,585	236,173
Rollins, Inc.(a)	2,005	46,897
Steelcase, Inc., Class A(a)	2,200	21,670
Stericycle, Inc.*	2,294	207,653
Tetra Tech, Inc.(a)*	1,800	47,268
Tyco International Ltd.	12,357	695,205
UniFirst Corp.(a)	477	31,859
Waste Connections, Inc.(a)	3,237	97,919
Waste Management, Inc.(a)	12,078	387,462
		2,842,898
Communications Equipment — 1.7%
ADTRAN, Inc.(a)	1,700	29,376
Arris Group, Inc.*	3,550	45,404
Aruba Networks, Inc.(a)*	2,700	60,709
Brocade Communications Systems, Inc.*	11,756	69,537
Cisco Systems, Inc.	143,621	2,741,725
EchoStar Corp., Class A*	1,380	39,551
F5 Networks, Inc.*	2,200	230,340
Finisar Corp.(a)*	1,900	27,170
Harmonic, Inc.*	698	3,169
Harris Corp.	3,200	163,904
JDS Uniphase Corp.*	5,800	71,833
Juniper Networks, Inc.*	15,256	261,030
Loral Space & Communications, Inc.	365	25,952
Motorola Solutions, Inc.	6,989	353,294
Netgear, Inc.(a)*	1,000	38,140
Plantronics, Inc.(a)	1,300	45,929
Polycom, Inc.*	4,800	47,376
QUALCOMM, Inc.	47,064	2,941,029
Riverbed Technology, Inc.*	4,100	95,407
Tellabs, Inc.	10,354	36,653
Viasat, Inc.(a)*	1,100	41,118
		7,368,646
Computers & Peripherals — 5.3%
3D Systems Corp.(a)*	1,100	36,135
Apple, Inc.	26,957	17,987,328
Dell, Inc.	43,890	432,756
Diebold, Inc.	1,500	50,565
Electronics for Imaging, Inc.(a)*	99	1,644
EMC Corp.*	58,549	1,596,631
Hewlett-Packard Co.	54,850	935,741
Lexmark International, Inc., Class A(a)	1,900	42,275
NCR Corp.*	4,400	102,564
NetApp, Inc.*	10,074	331,233
QLogic Corp.*	3,300	37,686
SanDisk Corp.*	6,600	286,638
Seagate Technology PLC	12,500	387,500
Western Digital Corp.	6,300	243,999
		22,472,695
Construction & Engineering — 0.2%
Aecom Technology Corp.*	2,900	61,364
EMCOR Group, Inc.	1,400	39,956
Fluor Corp.	4,700	264,516
Jacobs Engineering Group, Inc.*	3,693	149,308
KBR, Inc.	4,376	130,492
MasTec, Inc.(a)*	2,200	43,340
Quanta Services, Inc.*	5,834	144,100
Shaw Group, Inc. (The)*	1,700	74,154
URS Corp.	2,200	77,682
		984,912
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	1,100	50,886
Martin Marietta Materials, Inc.	1,200	99,444
Vulcan Materials Co.(a)	3,291	155,664
		305,994
Consumer Finance — 0.8%
American Express Co.	28,856	1,640,752
Capital One Financial Corp.	14,226	811,024
Cash America International, Inc.(a)	700	26,999
Credit Acceptance Corp.(a)*	318	27,192
Discover Financial Services	14,736	585,462
Ezcorp, Inc., Class A*	1,600	36,688
Nelnet, Inc., Class A	600	14,244
SLM Corp.	14,653	230,345
		3,372,706
Containers & Packaging — 0.3%
Aptargroup, Inc.(a)	2,100	108,591
Ball Corp.	4,385	185,530
Bemis Co., Inc.	3,200	100,704
Crown Holdings, Inc.*	4,100	150,675
Graphic Packaging Holding Co.*	5,578	32,408
Greif, Inc., Class A	600	26,508
Owens-Illinois, Inc.*	5,000	93,800
Packaging Corp. of America	2,800	101,640
Rock-Tenn Co., Class A	1,989	143,566
Sealed Air Corp.(a)	3,900	60,294
Silgan Holdings, Inc.	1,277	55,562
Sonoco Products Co.	2,400	74,376
		1,133,654
Distributors — 0.1%
Genuine Parts Co.(a)	4,405	268,837
LKQ Corp.*	7,800	144,300
Pool Corp.(a)	1,200	49,896
		463,033
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A*	2,750	79,887
Coinstar, Inc.(a)*	1,000	44,980
DeVry, Inc.(a)	1,900	43,244
H&R Block, Inc.	8,200	142,106
Hillenbrand, Inc.(a)	1,500	27,285
Matthews International Corp., Class A(a)	177	5,278
Service Corp. International(a)	7,165	96,441
Sotheby's, Class A(a)	1,900	59,850
Weight Watchers International, Inc.(a)	637	33,634
		532,705
Diversified Financial Services — 2.7%
Bank of America Corp.	302,087	2,667,428
CBOE Holdings, Inc.	2,300	67,666
Citigroup, Inc.	83,266	2,724,464
CME Group, Inc.	8,910	510,543
IntercontinentalExchange, Inc.*	2,100	280,161
JPMorgan Chase & Co.	106,894	4,327,069
Leucadia National Corp.	6,400	145,600

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
MarketAxess Holdings, Inc.	275	$8,690
Moody's Corp.(a)	5,500	242,935
MSCI, Inc., Class A*	3,162	113,168
NASDAQ OMX Group, Inc. (The)	3,400	79,203
NYSE Euronext	6,700	165,155
		11,332,082
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	165,225	6,228,983
CenturyLink, Inc.	17,985	726,594
Frontier Communications Corp.(a)	27,599	135,235
Level 3 Communications, Inc.*	3,888	89,307
tw telecom, Inc.(a)*	4,150	108,191
Verizon Communications, Inc.	79,614	3,628,010
Windstream Corp.(a)	14,992	151,569
		11,067,889
Electric Utilities — 2.0%
Allete, Inc.	1,000	41,740
American Electric Power Co., Inc.	13,500	593,190
Cleco Corp.	1,800	75,564
Duke Energy Corp.	19,525	1,265,220
Edison International	8,608	393,300
El Paso Electric Co.	1,200	41,100
Entergy Corp.	4,600	318,780
Exelon Corp.	23,383	831,967
FirstEnergy Corp.	11,801	520,424
Great Plains Energy, Inc.	3,484	77,554
Hawaiian Electric Industries, Inc.(a)	2,800	73,668
IDACORP, Inc.	1,400	60,578
ITC Holdings Corp.(a)	1,518	114,730
MGE Energy, Inc.(a)	500	26,495
NextEra Energy, Inc.	11,012	774,474
Northeast Utilities	8,340	318,838
NV Energy, Inc.	7,100	127,871
OGE Energy Corp.	2,900	160,834
Pepco Holdings, Inc.(a)	6,200	117,180
Pinnacle West Capital Corp.	3,200	168,960
PNM Resources, Inc.(a)	2,100	44,163
Portland General Electric Co.	2,100	56,784
PPL Corp.	15,800	458,990
Southern Co.	24,358	1,122,660
UIL Holdings Corp.	1,433	51,387
UNS Energy Corp.(a)	1,100	46,046
Westar Energy, Inc.(a)	3,298	97,819
Xcel Energy, Inc.	13,900	385,169
		8,365,485
Electrical Equipment — 0.7%
Acuity Brands, Inc.(a)	1,000	63,290
AMETEK, Inc.	6,862	243,258
Babcock & Wilcox Co.*	2,750	70,043
Belden, Inc.(a)	1,500	55,320
Brady Corp., Class A(a)	1,600	46,848
Cooper Industries PLC	4,600	345,276
Emerson Electric Co.	20,901	1,008,891
EnerSys, Inc.*	1,800	63,522
Franklin Electric Co., Inc.(a)	600	36,294
Generac Holdings, Inc.(a)	1,000	22,890
General Cable Corp.(a)*	1,400	41,132
GrafTech International Ltd.(a)*	3,700	33,263
Hubbell, Inc., Class B	1,505	121,514
II-VI, Inc.(a)*	1,100	20,922
Polypore International, Inc.(a)*	1,200	42,420
Regal-Beloit Corp.(a)	1,100	77,528
Rockwell Automation, Inc.	4,144	288,215
Roper Industries, Inc.	2,800	307,692
		2,888,318
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	4,703	276,913
Anixter International, Inc.(a)	800	45,968
Arrow Electronics, Inc.*	3,100	104,501
Avnet, Inc.*	4,122	119,909
AVX Corp.	1,314	12,601
Cognex Corp.	1,000	34,580
Corning, Inc.	42,544	559,454
Daktronics, Inc.	100	951
Dolby Laboratories, Inc., Class A(a)*	1,500	49,125
FEI Co.(a)	800	42,800
FLIR Systems, Inc.	4,400	87,890
Ingram Micro, Inc., Class A*	4,200	63,966
IPG Photonics Corp.(a)*	700	40,110
Itron, Inc.(a)*	1,000	43,150
Jabil Circuit, Inc.	4,900	91,728
Littelfuse, Inc.	500	28,270
Molex, Inc.	2,000	43,440
Molex, Inc., Class A(a)	1,500	39,420
National Instruments Corp.	2,775	69,847
OSI Systems, Inc.*	500	38,920
Rofin-Sinar Technologies, Inc.(a)*	40	789
SYNNEX Corp.*	301	9,806
TE Connectivity Ltd.	11,761	399,992
Tech Data Corp.*	1,300	58,890
Trimble Navigation Ltd.*	3,514	167,477
Vishay Intertechnology, Inc.(a)*	4,830	47,479
		2,477,976
Energy Equipment & Services — 2.0%
Atwood Oceanics, Inc.(a)*	1,800	81,810
Baker Hughes, Inc.	11,956	540,770
Bristow Group, Inc.(a)	900	45,495
Cameron International Corp.*	7,099	398,041
CARBO Ceramics, Inc.(a)	600	37,752
Core Laboratories NV(a)	1,279	155,373
Diamond Offshore Drilling, Inc.	2,000	131,620
Dresser-Rand Group, Inc.*	1,900	104,709
Dril-Quip, Inc.(a)*	900	64,692
FMC Technologies, Inc.*	6,933	320,998
Halliburton Co.	25,240	850,335
Helix Energy Solutions Group, Inc.(a)*	2,601	47,520
Helmerich & Payne, Inc.	3,200	152,352
Hornbeck Offshore Services, Inc.(a)*	1,033	37,859
Key Energy Services, Inc.*	3,534	24,738
Lufkin Industries, Inc.(a)	911	49,030
McDermott International, Inc.*	6,400	78,208
Nabors Industries Ltd.*	8,100	113,643
National Oilwell Varco, Inc.	11,807	945,859
Oceaneering International, Inc.	3,200	176,800
Oil States International, Inc.*	1,400	111,244
Patterson-UTI Energy, Inc.(a)	4,300	68,112
Rowan Companies PLC, Class A*	3,600	121,572
RPC, Inc.(a)	1,630	19,381
Schlumberger Ltd.	37,072	2,681,418
SEACOR Holdings, Inc.*	500	41,680
Superior Energy Services, Inc.*	3,984	81,752
Tidewater, Inc.	1,400	67,942
Transocean Ltd.	9,200	412,988
Unit Corp.*	1,300	53,950
Weatherford International Ltd.*	21,400	271,352
		8,288,995

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.2%
Casey's General Stores, Inc.	1,211	$69,197
Costco Wholesale Corp.	12,120	1,213,515
CVS Caremark Corp.	34,429	1,667,052
Fresh Market, Inc. (The)*	1,100	65,978
Harris Teeter Supermarkets, Inc.(a)	1,400	54,376
Kroger Co.	14,283	336,222
PriceSmart, Inc.(a)	400	30,288
Safeway, Inc.(a)	7,235	116,411
Sysco Corp.(a)	16,526	516,768
United Natural Foods, Inc.(a)*	1,100	64,295
Wal-Mart Stores, Inc.	50,725	3,743,505
Walgreen Co.	23,852	869,167
Weis Markets, Inc.(a)	600	25,398
Whole Foods Market, Inc.	5,100	496,740
		9,268,912
Food Products — 1.7%
Archer-Daniels-Midland Co.	18,677	507,641
B&G Foods, Inc.(a)	1,370	41,525
Bunge Ltd.	3,900	261,495
Campbell Soup Co.(a)	5,400	188,028
ConAgra Foods, Inc.	12,027	331,825
Darling International, Inc.(a)*	3,167	57,924
Dean Foods Co.*	5,184	84,758
Flowers Foods, Inc.	3,105	62,659
Fresh Del Monte Produce, Inc.(a)	1,100	28,160
General Mills, Inc.	17,920	714,112
Green Mountain Coffee Roasters, Inc.(a)*	3,700	87,875
Hain Celestial Group, Inc. (The)(a)*	1,400	88,200
Hershey Co. (The)	4,600	326,094
Hillshire Brands Co.	3,196	85,589
HJ Heinz Co.(a)	8,983	502,599
Hormel Foods Corp.(a)	4,295	125,586
Ingredion, Inc.	2,100	115,836
J.M. Smucker Co. (The)	3,329	287,392
Kellogg Co.	7,000	361,620
Kraft Foods, Inc., Class A	45,571	1,884,361
Lancaster Colony Corp.	400	29,300
McCormick & Co., Inc.	3,500	217,140
Mead Johnson Nutrition Co.	6,000	439,680
Pilgrim's Pride Corp.(a)*	400	2,044
Post Holdings, Inc.(a)*	1,131	33,998
Ralcorp Holdings, Inc.*	1,500	109,500
Smithfield Foods, Inc.*	4,200	82,530
Snyders-Lance, Inc.(a)	954	23,850
Tootsie Roll Industries, Inc.(a)	692	18,670
TreeHouse Foods, Inc.(a)*	1,116	58,590
Tyson Foods, Inc., Class A	8,302	132,998
		7,291,579
Gas Utilities — 0.3%
AGL Resources, Inc.	3,357	137,335
Atmos Energy Corp.	2,600	93,054
National Fuel Gas Co.(a)	2,000	108,080
New Jersey Resources Corp.(a)	1,150	52,578
Northwest Natural Gas Co.(a)	715	35,207
ONEOK, Inc.	5,700	275,367
Piedmont Natural Gas Co., Inc.(a)	2,300	74,704
Questar Corp.	5,200	105,716
South Jersey Industries, Inc.(a)	800	42,344
Southwest Gas Corp.	1,000	44,200
UGI Corp.	3,010	95,567
WGL Holdings, Inc.(a)	1,400	56,350
		1,120,502
Health Care Equipment & Supplies — 1.8%
Alere, Inc.*	2,200	42,878
Align Technology, Inc.(a)*	1,900	70,243
Baxter International, Inc.	14,944	900,525
Becton Dickinson and Co.(a)	5,660	444,650
Boston Scientific Corp.*	40,495	232,441
CareFusion Corp.*	5,900	167,501
Cooper Companies, Inc. (The)	1,446	136,589
Covidien PLC	13,470	800,387
CR Bard, Inc.	2,192	229,393
Cyberonics, Inc.*	600	31,452
DENTSPLY International, Inc.(a)	3,734	142,415
Edwards Lifesciences Corp.*	3,200	343,584
Haemonetics Corp.(a)*	800	64,160
Hill-Rom Holdings, Inc.	1,606	46,670
Hologic, Inc.*	6,896	139,575
Idexx Laboratories, Inc.(a)*	1,600	158,960
Integra LifeSciences Holdings Corp.(a)*	91	3,740
Intuitive Surgical, Inc.*	1,100	545,193
Masimo Corp.(a)*	1,401	33,876
Medtronic, Inc.	27,564	1,188,560
ResMed, Inc.(a)	4,200	169,974
Sirona Dental Systems, Inc.*	1,600	91,136
St. Jude Medical, Inc.	8,873	373,819
STERIS Corp.	1,600	56,752
Stryker Corp.	8,500	473,110
Symmetry Medical, Inc.*	200	1,978
Teleflex, Inc.(a)	1,064	73,246
Thoratec Corp.*	1,658	57,367
Varian Medical Systems, Inc.(a)*	3,000	180,960
West Pharmaceutical Services, Inc.(a)	800	42,456
Zimmer Holdings, Inc.	5,180	350,272
		7,593,862
Health Care Providers & Services — 2.0%
Aetna, Inc.	9,700	384,120
Air Methods Corp.(a)*	400	47,748
AMERIGROUP Corp.*	1,400	128,002
AmerisourceBergen Corp.	7,236	280,106
Brookdale Senior Living, Inc.(a)*	2,500	58,050
Cardinal Health, Inc.	9,735	379,373
Centene Corp.*	1,200	44,892
Chemed Corp.(a)	700	48,503
CIGNA Corp.	7,600	358,492
Community Health Systems, Inc.*	2,200	64,108
Coventry Health Care, Inc.	3,950	164,675
DaVita, Inc.*	2,700	279,747
Express Scripts Holding Co.*	22,181	1,390,083
HCA Holdings, Inc.	5,040	167,580

Health Management Associates, Inc., Class A(a)*	6,472	54,300
Health Net, Inc.*	2,200	49,522
Healthsouth Corp.(a)*	2,658	63,951
Henry Schein, Inc.(a)*	2,586	204,992
HMS Holdings Corp.*	2,100	70,203
Humana, Inc.	4,424	310,344
Laboratory Corp. of America Holdings(a)*	2,700	249,669
LifePoint Hospitals, Inc.(a)*	1,533	65,582
Magellan Health Services, Inc.*	900	46,449
McKesson Corp.	6,500	559,195
Mednax, Inc.(a)*	1,400	104,230
Molina Healthcare, Inc.*	700	17,605
MWI Veterinary Supply, Inc.*	339	36,165
Omnicare, Inc.	3,300	112,101
Owens & Minor, Inc.(a)	1,650	49,302
Patterson Cos., Inc.	2,515	86,114

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
Quest Diagnostics, Inc.	4,415	$280,043
Select Medical Holdings Corp.*	1,900	21,337
Team Health Holdings, Inc.*	500	13,565
Tenet Healthcare Corp.(a)*	12,500	78,375
UnitedHealth Group, Inc.	28,846	1,598,357
Universal Health Services, Inc., Class B	2,600	118,898
VCA Antech, Inc.(a)*	2,600	51,298
WellCare Health Plans, Inc.*	1,093	61,809
WellPoint, Inc.	9,392	544,830
		8,643,715
Health Care Technology — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.*	4,343	53,984
athenahealth, Inc.*	1,111	101,956
Cerner Corp.(a)*	3,900	301,899
		457,839
Hotels, Restaurants & Leisure — 1.9%
Bally Technologies, Inc.(a)*	1,100	54,329
BJ's Restaurants, Inc.(a)*	600	27,210
Bob Evans Farms, Inc.	500	19,565
Brinker International, Inc.(a)	1,850	65,305
Buffalo Wild Wings, Inc.(a)*	400	34,296
Carnival Corp.	12,634	460,383
Cheesecake Factory, Inc. (The)(a)	1,750	62,563
Chipotle Mexican Grill, Inc.*	800	254,032
Choice Hotels International, Inc.(a)	700	22,393
Cracker Barrel Old Country Store, Inc.(a)	500	33,555
Darden Restaurants, Inc.(a)	3,300	183,975
Domino's Pizza, Inc.	1,290	48,633
Hyatt Hotels Corp., Class A*	1,000	40,150
International Game Technology	8,500	111,265
International Speedway Corp., Class A	500	14,185
Las Vegas Sands Corp.	11,500	533,255
Life Time Fitness, Inc.(a)*	1,300	59,462
Marriott International, Inc., Class A	7,066	276,281
Marriott Vacations Worldwide Corp.*	751	27,051
McDonald's Corp.	26,284	2,411,557
MGM Resorts International(a)*	9,600	103,200
Panera Bread Co., Class A*	700	119,623
Papa John's International, Inc.*	500	26,705
Penn National Gaming, Inc.*	204	8,792
Royal Caribbean Cruises Ltd.	4,000	120,840
Ryman Hospitality Properties, Inc.(a)*	1,200	47,436
Scientific Games Corp., Class A(a)*	400	3,308
Six Flags Entertainment Corp.	1,126	66,209
Starbucks Corp.	20,100	1,020,075
Starwood Hotels & Resorts Worldwide, Inc.	5,700	330,372
Texas Roadhouse, Inc.(a)	1,354	23,153
Vail Resorts, Inc.	1,000	57,650
Wendy's Co. (The)(a)	9,400	42,770
Wyndham Worldwide Corp.	4,660	244,557
Wynn Resorts Ltd.(a)	1,864	215,180
Yum! Brands, Inc.	12,800	849,152
		8,018,467
Household Durables — 0.5%
DR Horton, Inc.(a)	8,800	181,632
Garmin Ltd.(a)	3,286	137,158
Harman International Industries, Inc.(a)	1,900	87,704
Jarden Corp.(a)	2,655	140,290
Kid Brands, Inc.(a)*	100	153
Leggett & Platt, Inc.(a)	4,300	107,715
Lennar Corp., Class A(a)	4,200	146,034
M.D.C. Holdings, Inc.(a)	929	35,776
Meritage Homes Corp.(a)*	700	26,621
Mohawk Industries, Inc.*	1,843	147,477
Newell Rubbermaid, Inc.	8,200	156,538
NVR, Inc.*	100	84,450
PulteGroup, Inc.(a)*	9,847	152,628
Ryland Group, Inc. (The)(a)	1,100	33,000
Standard Pacific Corp.(a)*	2,600	17,576
Tempur-Pedic International, Inc.*	1,800	53,802
Toll Brothers, Inc.(a)*	4,500	149,535
Tupperware Brands Corp.	1,700	91,103
Whirlpool Corp.	2,067	171,375
		1,920,567
Household Products — 1.9%
Central Garden and Pet Co., Class A*	200	2,416
Church & Dwight Co., Inc.(a)	4,100	221,359
Clorox Co.(a)	3,766	271,340
Colgate-Palmolive Co.	13,057	1,399,971
Energizer Holdings, Inc.	1,900	141,759
Kimberly-Clark Corp.	10,929	937,490
Procter & Gamble Co.	74,738	5,183,828
Spectrum Brands Holdings, Inc.(a)*	817	32,688
		8,190,851
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)*	18,700	205,139
Calpine Corp.*	9,394	162,516
GenOn Energy, Inc.*	2,039	5,159
NRG Energy, Inc.	6,800	145,452
		518,266
Industrial Conglomerates — 2.2%
3M Co.	18,377	1,698,402
Carlisle Cos., Inc.	1,635	84,889
Danaher Corp.	16,451	907,273
General Electric Co.	295,028	6,700,086
Raven Industries, Inc.	790	23,250
		9,413,900
Insurance — 3.8%
ACE Ltd.	9,674	731,354
Aflac, Inc.	13,236	633,740
Alleghany Corp.*	127	43,807
Allied World Assurance Co., Holdings Ltd.	1,000	77,250
Allstate Corp.	14,143	560,204
Alterra Capital Holdings Ltd.(a)	2,083	49,867
American Financial Group, Inc.	1,900	72,010
American International Group, Inc.*	15,909	521,656
American National Insurance Co.	189	13,576
Amtrust Financial Services, Inc.(a)	648	16,599
Aon PLC	8,385	438,452
Arch Capital Group Ltd.*	3,938	164,136
Arthur J Gallagher & Co.(a)	3,200	114,624
Aspen Insurance Holdings Ltd.	2,100	64,029
Assurant, Inc.	2,400	89,520
Assured Guaranty Ltd.	4,400	59,928
Axis Capital Holdings Ltd.	3,400	118,728
Berkshire Hathaway, Inc., Class B*	49,185	4,338,117
Brown & Brown, Inc.	3,300	86,031
Chubb Corp.	7,807	595,518
Cincinnati Financial Corp.(a)	4,614	174,825
CNA Financial Corp.	6,891	184,679
CNO Financial Group, Inc.	6,200	59,830
Endurance Specialty Holdings Ltd.	1,200	46,200
Enstar Group Ltd.(a)*	300	29,895
Erie Indemnity Co., Class A	830	53,344
Everest Re Group Ltd.	1,400	149,744

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
FBL Financial Group, Inc., Class A(a)	90	$2,988
Fidelity National Financial, Inc., Class A	6,204	132,704
First American Financial Corp.(a)	3,300	71,511
Flagstone Reinsurance Holdings SA	280	2,405
Genworth Financial, Inc., Class A*	12,500	65,375
Hanover Insurance Group, Inc. (The)	1,100	40,986
Hartford Financial Services Group, Inc.	12,100	235,224
HCC Insurance Holdings, Inc.	2,761	93,570
Kemper Corp.(a)	1,200	36,852
Lincoln National Corp.	8,333	201,575
Loews Corp.	8,959	369,648
Markel Corp.*	211	96,741
Marsh & McLennan Cos., Inc.	15,400	522,522
MBIA, Inc.(a)*	3,900	39,507
Mercury General Corp.	800	30,920
MetLife, Inc.	26,090	899,062
Montpelier Re Holdings Ltd.(a)	2,200	48,686
Old Republic International Corp.	5,500	51,150
OneBeacon Insurance Group Ltd., Class A	300	4,032
PartnerRe Ltd.	1,867	138,681
Platinum Underwriters Holdings Ltd.(a)	1,200	49,044
Primerica, Inc.	800	22,912
Principal Financial Group, Inc.(a)	8,200	220,908
ProAssurance Corp.	900	81,396
Progressive Corp. (The)	16,400	340,136
Protective Life Corp.(a)	2,200	57,662
Prudential Financial, Inc.	13,134	715,934
Reinsurance Group of America, Inc.	2,081	120,428
RenaissanceRe Holdings Ltd.	1,400	107,856
RLI Corp.(a)	500	33,330
StanCorp Financial Group, Inc.(a)	1,400	43,736
Symetra Financial Corp.(a)	1,300	15,990
Torchmark Corp.	2,700	138,645
Travelers Companies, Inc. (The)	11,128	759,597
Unum Group	8,151	156,662
Validus Holdings Ltd.	1,687	57,206
Willis Group Holdings PLC	4,700	173,524
WR Berkley Corp.	3,405	127,654
XL Group PLC	8,756	210,407
		16,004,829
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	10,049	2,555,662
Expedia, Inc.	2,664	154,086
HSN, Inc.(a)	900	44,145
Liberty Media Corp. - Interactive, Class A*	15,637	289,284
Liberty Ventures, Series A*	781	38,769
NetFlix, Inc.(a)*	1,500	81,660
Priceline.com, Inc.*	1,331	823,530
TripAdvisor, Inc.(a)*	1,964	64,674
		4,051,810
Internet Software & Services — 2.1%
Akamai Technologies, Inc.*	5,154	197,192
AOL, Inc.*	3,127	110,164
CoStar Group, Inc.(a)*	765	62,378
DealerTrack Holdings, Inc.(a)*	900	25,065
eBay, Inc.*	32,708	1,583,394
Equinix, Inc.(a)*	1,371	282,495
Google, Inc., Class A*	6,889	5,197,751
IAC/InterActiveCorp	2,253	117,291
j2 Global, Inc.(a)	1,500	49,230
LinkedIn Corp., Class A*	1,800	216,720
Liquidity Services, Inc.(a)*	600	30,126
Rackspace Hosting, Inc.(a)*	2,900	191,661
Valueclick, Inc.(a)*	2,000	34,380
VeriSign, Inc.*	4,300	209,367
VistaPrint NV(a)*	699	23,871
Yahoo!, Inc.*	33,102	528,804
		8,859,889
IT Services — 3.6%
Accenture PLC, Class A	17,543	1,228,536
Acxiom Corp.*	1,500	27,405
Alliance Data Systems Corp.(a)*	1,500	212,925
Amdocs Ltd.	4,430	146,146
Automatic Data Processing, Inc.	13,251	777,304
Broadridge Financial Solutions, Inc.	3,675	85,738
CACI International, Inc., Class A(a)*	600	31,074
Cardtronics, Inc.*	900	26,802
Cognizant Technology Solutions Corp., Class A*	8,442	590,265
Computer Sciences Corp.	4,600	148,166
Convergys Corp.(a)	3,200	50,144
CoreLogic, Inc.*	2,308	61,231
DST Systems, Inc.	1,100	62,216
Fidelity National Information Services, Inc.	6,698	209,112
Fiserv, Inc.*	3,750	277,612
FleetCor Technologies, Inc.*	230	10,304
Gartner, Inc., Class A*	2,400	110,616
Genpact Ltd.	5,390	89,905
Global Payments, Inc.	2,380	99,555
Heartland Payment Systems, Inc.(a)	1,000	31,680
International Business Machines Corp.	29,394	6,097,785
Jack Henry & Associates, Inc.	2,400	90,960
Lender Processing Services, Inc.	2,639	73,602
Mastercard, Inc., Class A	2,900	1,309,292
MAXIMUS, Inc.	800	47,776
NeuStar, Inc., Class A*	1,900	76,057
Paychex, Inc.	8,962	298,345
SAIC, Inc.	7,300	87,892
Sapient Corp.(a)*	3,176	33,856
Syntel, Inc.(a)	600	37,446
Teradata Corp.*	4,600	346,886
Total System Services, Inc.	4,582	108,593
VeriFone Systems, Inc.*	2,900	80,765
Visa, Inc., Class A	14,863	1,995,804
Western Union Co. (The)	17,126	312,036
Wright Express Corp.(a)*	1,100	76,692
		15,350,523
Leisure Equipment & Products — 0.2%
Brunswick Corp.(a)	1,897	42,929
Hasbro, Inc.(a)	3,300	125,961
Mattel, Inc.	9,800	347,704
Polaris Industries, Inc.(a)	1,800	145,566
		662,160
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	9,800	376,810
Bio-Rad Laboratories, Inc., Class A*	600	64,032
Bruker Corp.(a)*	700	9,163

Charles River Laboratories International, Inc.*	1,088	43,085
Covance, Inc.(a)*	1,900	88,711
Illumina, Inc.(a)*	3,620	174,484
Life Technologies Corp.(a)*	4,823	235,748
Mettler-Toledo International, Inc.*	900	153,666
Parexel International Corp.(a)*	1,600	49,216
PerkinElmer, Inc.	2,900	85,463
Techne Corp.	1,000	71,940

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services (Continued)
Thermo Fisher Scientific, Inc.	10,250	$603,008
Waters Corp.*	2,500	208,325
		2,163,651
Machinery — 2.1%
Actuant Corp., Class A(a)	1,500	42,930
AGCO Corp.*	2,600	123,448
Barnes Group, Inc.	1,800	45,018
Caterpillar, Inc.	17,650	1,518,606
Chart Industries, Inc.(a)*	800	59,080
CLARCOR, Inc.(a)	1,300	58,019
CNH Global NV*	16	620
Colfax Corp.(a)*	1,300	47,671
Crane Co.	1,500	59,895
Cummins, Inc.	4,900	451,829
Deere & Co.	10,166	838,593
Donaldson Co., Inc.(a)	4,200	145,782
Dover Corp.	5,400	321,246
Eaton Corp.	8,823	416,975
Flowserve Corp.	1,500	191,610
Gardner Denver, Inc.	1,500	90,615
Graco, Inc.	1,550	77,934
Harsco Corp.	2,000	41,060
IDEX Corp.	2,100	87,717
Illinois Tool Works, Inc.(a)	11,400	677,958
Ingersoll Rand PLC	8,811	394,909
ITT Corp.	2,544	51,262
Joy Global, Inc.(a)	2,900	162,574
Kennametal, Inc.(a)	2,100	77,868
Lincoln Electric Holdings, Inc.(a)	2,500	97,625
Manitowoc Co., Inc. (The)(a)	3,300	44,022
Middleby Corp.*	500	57,820
Mueller Industries, Inc.	1,000	45,470
Navistar International Corp.(a)*	2,000	42,180
Nordson Corp.	1,500	87,930
Oshkosh Corp.*	2,600	71,318
PACCAR, Inc.	9,309	372,593
Pall Corp.	3,200	203,168
Parker Hannifin Corp.(a)	4,209	351,788
Pentair, Inc.(a)	2,700	120,177
Robbins & Myers, Inc.	1,056	62,938
Sauer-Danfoss, Inc.	526	21,151
Snap-On, Inc.	1,600	114,992
SPX Corp.	1,400	91,574
Stanley Black & Decker, Inc.	4,622	352,428
Terex Corp.(a)*	2,600	58,708
Timken Co.	2,600	96,616
Toro Co. (The)	1,727	68,700
Trinity Industries, Inc.(a)	2,400	71,928
Valmont Industries, Inc.	700	92,050
WABCO Holdings, Inc.*	1,899	109,515
Wabtec Corp.	1,400	112,406
Watts Water Technologies, Inc., Class A(a)	900	34,047
Woodward, Inc.(a)	1,500	50,970
Xylem, Inc.	5,089	127,988
		8,943,321
Marine — 0.0%
Kirby Corp.(a)*	1,600	88,448
Matson, Inc.(a)	1,200	25,092
		113,540
Media — 3.5%
AMC Networks, Inc., Class A*	1,725	75,072
Cablevision Systems Corp., Class A(a)	6,000	95,100
CBS Corp., Class A	1,300	47,333
CBS Corp., Class B	17,352	630,398
Charter Communications, Inc., Class A*	2,052	154,044
Cinemark Holdings, Inc.(a)	2,400	53,832
Clear Channel Outdoor Holdings, Inc., Class A(a)*	231	1,381
Comcast Corp., Class A	60,616	2,168,234
Comcast Corp., Class A Special	18,450	642,060
CTC Media, Inc.	1,997	18,193
DIRECTV*	18,243	957,028
Discovery Communications, Inc., Class A*	4,020	239,712
Discovery Communications, Inc., Class C*	3,020	169,241
DISH Network Corp., Class A	5,500	168,355
DreamWorks Animation SKG, Inc., Class A(a)*	2,400	46,152
Gannett Co., Inc.(a)	6,000	106,500
Interpublic Group of Cos., Inc.	12,095	134,496
John Wiley & Sons, Inc., Class A	1,300	59,735
Lamar Advertising Co., Class A*	1,800	66,708
Liberty Global, Inc., Series A*	3,952	240,084
Liberty Global, Inc., Series C*	2,973	167,737
Liberty Media Corp. - Liberty Capital, Class A*	3,257	339,282
Lions Gate Entertainment Corp.(a)*	1,900	29,013
Live Nation Entertainment, Inc.(a)*	4,494	38,693
Madison Square Garden Co. (The), Class A*	1,825	73,493
McGraw-Hill Companies, Inc.	7,086	386,825
Meredith Corp.(a)	900	31,500
Morningstar, Inc.(a)	700	43,848
New York Times Co. (The), Class A(a)*	700	6,832
News Corp., Class A	44,744	1,097,570
News Corp., Class B	12,500	310,000
Omnicom Group, Inc.(a)	7,700	397,012
Regal Entertainment Group, Class A(a)	2,586	36,385
Scripps Networks Interactive, Inc., Class A	2,435	149,095
Sirius XM Radio, Inc.*	89,412	232,471
Time Warner Cable, Inc.	8,771	833,771
Time Warner, Inc.	27,300	1,237,509
Viacom, Inc., Class A	594	32,314
Viacom, Inc., Class B	13,139	704,119
Virgin Media, Inc.(a)	7,000	206,080
Walt Disney Co.	48,592	2,540,390
Washington Post Co. (The), Class B(a)	100	36,303
		15,003,900
Metals & Mining — 0.9%
Alcoa, Inc.	30,700	271,695
Allegheny Technologies, Inc.(a)	2,400	76,560
Allied Nevada Gold Corp.(a)*	2,115	82,612
Carpenter Technology Corp.	1,300	68,016
Century Aluminum Co.(a)*	87	622
Cliffs Natural Resources, Inc.(a)	4,187	163,837
Coeur d'Alene Mines Corp.*	2,464	71,037
Commercial Metals Co.	3,500	46,200
Compass Minerals International, Inc.(a)	1,000	74,590
Freeport-McMoRan Copper & Gold, Inc., Class B	26,333	1,042,260
Hecla Mining Co.(a)	5,900	38,645
Newmont Mining Corp.	13,200	739,332
Nucor Corp.(a)	8,694	332,633
Reliance Steel & Aluminum Co.	2,000	104,700
Royal Gold, Inc.(a)	1,500	149,790
Southern Copper Corp.	4,604	158,193
Steel Dynamics, Inc.(a)	5,800	65,134
Titanium Metals Corp.	2,300	29,509
United States Steel Corp.(a)	3,923	74,812

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining (Continued)
Walter Energy, Inc.	1,775	$57,617
Worthington Industries, Inc.(a)	1,900	41,154
		3,688,948
Multi-Utilities — 1.2%
Alliant Energy Corp.	3,200	138,848
Ameren Corp.	7,000	228,690
Avista Corp.	1,300	33,462
Black Hills Corp.	1,000	35,570
Centerpoint Energy, Inc.	11,350	241,755
CMS Energy Corp.	7,278	171,397
Consolidated Edison, Inc.	8,198	490,978
Dominion Resources, Inc.	15,993	846,669
DTE Energy Co.	4,900	293,706
Integrys Energy Group, Inc.(a)	2,277	118,859
MDU Resources Group, Inc.	5,425	119,567
NiSource, Inc.	7,800	198,744
NorthWestern Corp.	1,000	36,230
PG&E Corp.	11,858	505,981
Public Service Enterprise Group, Inc.	14,121	454,414
SCANA Corp.(a)	3,400	164,118
Sempra Energy	6,500	419,185
TECO Energy, Inc.(a)	5,800	102,892
Vectren Corp.	1,900	54,340
Wisconsin Energy Corp.	6,553	246,852
		4,902,257
Multiline Retail — 0.8%
Big Lots, Inc.*	1,700	50,286
Dillard's, Inc., Class A	1,096	79,263
Dollar General Corp.*	4,200	216,468
Dollar Tree, Inc.*	6,616	319,387
Family Dollar Stores, Inc.	2,962	196,381
J.C. Penney Co., Inc.(a)	4,700	114,163
Kohl's Corp.	6,410	328,320
Macy's, Inc.	12,300	462,726
Nordstrom, Inc.	4,600	253,828
Saks, Inc.(a)*	3,600	37,116
Sears Holdings Corp.(a)*	1,189	65,978
Target Corp.	17,600	1,117,072
		3,240,988
Office Electronics — 0.1%
Xerox Corp.	38,122	279,815
Zebra Technologies Corp., Class A*	1,575	59,126
		338,941
Oil, Gas & Consumable Fuels — 8.4%
Alpha Natural Resources, Inc.(a)*	3,688	24,230
Anadarko Petroleum Corp.	13,700	957,904
Apache Corp.	10,875	940,361
Arch Coal, Inc.	4,300	27,219
Berry Petroleum Co., Class A(a)	1,600	65,008
Cabot Oil & Gas Corp.	6,000	269,400
Cheniere Energy, Inc.(a)*	5,300	82,415
Chesapeake Energy Corp.(a)	18,800	354,756
Chevron Corp.	53,138	6,193,765
Cimarex Energy Co.	2,410	141,106
Clean Energy Fuels Corp.(a)*	1,324	17,437
Cobalt International Energy, Inc.*	4,964	110,548
Concho Resources, Inc.*	2,800	265,300
ConocoPhillips	31,480	1,800,026
Consol Energy, Inc.(a)	6,000	180,300
Continental Resources, Inc.(a)*	1,100	84,590
CVR Energy, Inc.(b)*	1,522	—
Denbury Resources, Inc.*	11,108	179,505
Devon Energy Corp.	10,849	656,365
Energen Corp.	2,100	110,061
Energy XXI Bermuda Ltd.(a)	1,891	66,090
EOG Resources, Inc.	7,400	829,170
EQT Corp.	4,277	252,343
EXCO Resources, Inc.(a)	3,600	28,836
Exxon Mobil Corp.	129,601	11,852,011
Hess Corp.	7,800	419,016
HollyFrontier Corp.	5,894	243,245
Kinder Morgan, Inc.	16,350	580,752
Kodiak Oil & Gas Corp.*	6,200	58,032
Marathon Oil Corp.	19,643	580,844
Marathon Petroleum Corp.	9,901	540,496
McMoRan Exploration Co.(a)*	2,587	30,397
Murphy Oil Corp.	5,221	280,316
Newfield Exploration Co.*	3,900	122,148
Noble Energy, Inc.	4,959	459,749
Oasis Petroleum, Inc.*	1,558	45,914
Occidental Petroleum Corp.	21,783	1,874,645
Peabody Energy Corp.	7,900	176,091
Phillips 66	17,090	792,463
Pioneer Natural Resources Co.(a)	3,002	313,409
Plains Exploration & Production Co.*	3,717	139,276
QEP Resources, Inc.	5,200	164,632
Range Resources Corp.	4,700	328,389
Rosetta Resources, Inc.(a)*	1,400	67,060
SandRidge Energy, Inc.(a)*	10,354	72,167
Ship Finance International Ltd.	1,200	18,864
SM Energy Co.	1,900	102,809
Southwestern Energy Co.*	10,000	347,800
Spectra Energy Corp.	17,724	520,377
Stone Energy Corp.*	696	17,484
Teekay Corp.(a)	1,000	31,200
Tesoro Corp.	3,900	163,410
Ultra Petroleum Corp.(a)*	4,500	98,910
Valero Energy Corp.	15,918	504,282
W&T Offshore, Inc.(a)	1,100	20,658
Western Refining, Inc.(a)	2,000	52,360
Whiting Petroleum Corp.*	3,200	151,616
Williams Companies, Inc. (The)	17,500	611,975
World Fuel Services Corp.(a)	2,000	71,220
WPX Energy, Inc.(a)*	5,633	93,452
		35,584,204
Paper & Forest Products — 0.2%
Buckeye Technologies, Inc.	1,000	32,060
Domtar Corp.	1,000	78,290
International Paper Co.	11,845	430,210
Louisiana-Pacific Corp.(a)*	2,900	36,250
MeadWestvaco Corp.	5,340	163,404
		740,214
Personal Products — 0.2%
Avon Products, Inc.	12,500	199,375
Estee Lauder Companies, Inc., Class A	6,600	406,362
Herbalife Ltd.(a)	3,200	151,680
Nu Skin Enterprises, Inc., Class A(a)	1,488	57,779
		815,196
Pharmaceuticals — 5.4%
Abbott Laboratories	43,619	2,990,519
Allergan, Inc.	8,600	787,588
Bristol-Myers Squibb Co.	46,900	1,582,875
Eli Lilly & Co.	29,300	1,389,113
Endo Health Solutions, Inc.*	3,209	101,790
Forest Laboratories, Inc.*	7,847	279,432
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Hospira, Inc.(a)*	4,720	$154,910
Impax Laboratories, Inc.(a)*	1,700	44,132
Jazz Pharmaceuticals PLC*	1,100	62,711
Johnson & Johnson	76,095	5,243,706
Medicines Co. (The)*	1,632	42,122
Medicis Pharmaceutical Corp., Class A	1,500	64,905
Merck & Co., Inc.	85,189	3,842,024
Mylan, Inc.*	11,825	288,530
Par Pharmaceutical Cos., Inc.*	900	44,982
Perrigo Co.(a)	2,300	267,191
Pfizer, Inc.	210,131	5,221,755
Questcor Pharmaceuticals, Inc.(a)*	1,600	29,600
Salix Pharmaceuticals Ltd.*	1,600	67,744
Viropharma, Inc.(a)*	1,800	54,396
Vivus, Inc.*	2,700	48,114
Warner Chilcott PLC, Class A	2,400	32,400
Watson Pharmaceuticals, Inc.*	3,600	306,576
		22,947,115
Professional Services — 0.2%
Acacia Research Corp.(a)*	1,067	29,246
Advisory Board Co. (The)(a)*	1,000	47,830
Corporate Executive Board Co. (The)	1,000	53,630
Dun & Bradstreet Corp.(a)	1,200	95,544
Equifax, Inc.	3,389	157,860
IHS, Inc., Class A*	1,300	126,555
Manpower, Inc.	2,400	88,320
Nielsen Holdings NV*	900	26,982
Robert Half International, Inc.	3,700	98,531
Towers Watson & Co., Class A	1,500	79,575
Verisk Analytics, Inc., Class A*	3,957	188,393
		992,466
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.(a)*	1,200	35,436
Altisource Portfolio Solutions SA*	400	34,500
CBRE Group, Inc.*	8,400	154,644
Forest City Enterprises, Inc., Class A(a)*	3,000	47,550
Howard Hughes Corp. (The)*	215	15,276
Jones Lang LaSalle, Inc.	1,100	83,985
St. Joe Co. (The)(a)*	2,400	46,800
		418,191
Road & Rail — 0.9%
AMERCO, Inc.(a)	300	31,908
Avis Budget Group, Inc.(a)*	2,328	35,805
Con-way, Inc.	1,500	41,055
CSX Corp.	29,409	610,237
Dollar Thrifty Automotive Group, Inc.(a)*	705	61,286
Genesee & Wyoming, Inc., Class A(a)*	1,300	86,918
Heartland Express, Inc.(a)	1,866	24,930
Hertz Global Holdings, Inc.(a)*	7,400	101,602
JB Hunt Transport Services, Inc.	2,500	130,100
Kansas City Southern	2,900	219,762
Knight Transportation, Inc.(a)	1,525	21,807
Landstar System, Inc.	1,200	56,736
Norfolk Southern Corp.	8,804	560,198
Old Dominion Freight Line, Inc.*	2,138	64,467
Ryder System, Inc.	1,600	62,496
Swift Transportation Co.(a)*	2,200	18,964
Union Pacific Corp.	13,300	1,578,710
Werner Enterprises, Inc.(a)	1,200	25,644
		3,732,625
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc.(a)*	16,400	55,268
Altera Corp.	9,023	306,647
Analog Devices, Inc.	8,100	317,439
Applied Materials, Inc.	36,400	406,406
Atmel Corp.*	12,900	67,854
Avago Technologies Ltd.	6,400	223,136
Broadcom Corp., Class A*	13,802	477,273
Cirrus Logic, Inc.(a)*	1,600	61,424
Cree, Inc.(a)*	2,900	74,037
Cymer, Inc.(a)*	700	35,742
Cypress Semiconductor Corp.(a)*	4,600	49,312
Entegris, Inc.(a)*	3,200	26,016
Fairchild Semiconductor International, Inc.(a)*	3,875	50,840
First Solar, Inc.(a)*	1,600	35,432
Hittite Microwave Corp.(a)*	800	44,376
Intel Corp.	141,622	3,211,987
International Rectifier Corp.(a)*	1,500	25,035
Intersil Corp., Class A	3,500	30,625
Kla-Tencor Corp.	4,900	233,754
Lam Research Corp.*	5,562	176,788
Linear Technology Corp.	6,200	197,470
LSI Corp.*	14,994	103,609
Marvell Technology Group Ltd.	14,700	134,505
Maxim Integrated Products, Inc.	8,300	220,946
Microchip Technology, Inc.(a)	5,350	175,159
Micron Technology, Inc.*	27,301	163,396
Microsemi Corp.*	2,900	58,203
MKS Instruments, Inc.	1,300	33,137
Nvidia Corp.*	16,500	220,110
ON Semiconductor Corp.*	11,830	72,991
PMC - Sierra, Inc.*	6,300	35,532
Semtech Corp.(a)*	1,800	45,270
Silicon Laboratories, Inc.*	1,400	51,464
Skyworks Solutions, Inc.*	5,200	122,538
SunPower Corp.*	268	1,209
Teradyne, Inc.(a)*	4,800	68,256
Texas Instruments, Inc.	31,523	868,459
Veeco Instruments, Inc.(a)*	400	12,008
Xilinx, Inc.	7,367	246,131
		8,739,784
Software — 3.6%
ACI Worldwide, Inc.*	700	29,582
Activision Blizzard, Inc.	13,438	151,581
Adobe Systems, Inc.*	14,008	454,700
Advent Software, Inc.(a)*	700	17,199
ANSYS, Inc.*	2,600	190,840
Ariba, Inc.*	2,300	103,040
Aspen Technology, Inc.*	1,715	44,333
Autodesk, Inc.*	6,300	210,231
Blackbaud, Inc.	992	23,729
BMC Software, Inc.*	4,500	186,705
CA, Inc.	11,676	300,832
Cadence Design Systems, Inc.(a)*	7,100	91,341
Citrix Systems, Inc.*	5,079	388,899
Commvault Systems, Inc.(a)*	1,260	73,962
Compuware Corp.*	5,600	55,496
Concur Technologies, Inc.(a)*	1,400	103,222
Electronic Arts, Inc.*	9,400	119,286
Factset Research Systems, Inc.(a)	1,250	120,525
Fair Isaac Corp.	950	42,047
Fortinet, Inc.*	2,600	62,764
Informatica Corp.*	3,000	104,430
Intuit, Inc.	7,847	462,031

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
JDA Software Group, Inc.*	800	$25,424
Mentor Graphics Corp.*	3,300	51,084
Micros Systems, Inc.*	2,300	112,976
Microsoft Corp.	207,059	6,166,217
NetSuite, Inc.(a)*	788	50,274
Nuance Communications, Inc.(a)*	6,700	166,763
Oracle Corp.	104,058	3,276,786
Parametric Technology Corp.*	3,480	75,864
Progress Software Corp.*	1,950	41,711
Red Hat, Inc.*	5,400	307,476
Rovi Corp.*	3,151	45,721
Salesforce.com, Inc.*	3,500	534,415
Solarwinds, Inc.(a)*	1,750	97,545
Solera Holdings, Inc.	1,984	87,038
SS&C Technologies Holdings, Inc.(a)*	995	25,084
Symantec Corp.*	20,392	367,056
Synopsys, Inc.*	4,200	138,684
TIBCO Software, Inc.*	4,600	139,058
Tyler Technologies, Inc.(a)*	700	30,814
Ultimate Software Group, Inc.(a)*	700	71,470
Verint Systems, Inc.(a)*	406	11,141
VMware, Inc.*	2,547	246,397
		15,405,773
Specialty Retail — 2.5%
Aaron's, Inc.	2,250	62,572
Abercrombie & Fitch Co., Class A(a)	2,500	84,800
Advance Auto Parts, Inc.	2,100	143,724
American Eagle Outfitters, Inc.(a)	5,750	121,210
Ann, Inc.*	1,550	58,482
Ascena Retail Group, Inc.*	4,000	85,800
AutoNation, Inc.(a)*	961	41,967
AutoZone, Inc.*	760	280,949
Bed Bath & Beyond, Inc.*	6,421	404,523
Best Buy Co., Inc.(a)	8,309	142,832
Buckle, Inc. (The)(a)	900	40,887
Cabela's, Inc.(a)*	1,100	60,148
Carmax, Inc.(a)*	6,346	179,592
Chico's FAS, Inc.	5,400	97,794
Children's Place Retail Stores, Inc. (The)(a)*	700	42,000
Collective Brands, Inc.*	1,400	30,394
Dick's Sporting Goods, Inc.(a)	2,800	145,180
DSW, Inc., Class A	700	46,704
Express, Inc.*	1,900	28,158
Finish Line Inc. (The), Class A	495	11,256
Foot Locker, Inc.	4,100	145,550
GameStop Corp., Class A(a)	3,288	69,048
Gap, Inc. (The)	10,016	358,372
Genesco, Inc.*	700	46,711
GNC Holdings, Inc., Class A(a)	1,700	66,249
Group 1 Automotive, Inc.(a)	500	30,115
Guess?, Inc.(a)	1,900	48,298
Hibbett Sports, Inc.(a)*	700	41,615
Home Depot, Inc.	43,721	2,639,437
Jos. A. Bank Clothiers, Inc.(a)*	750	36,360
Lowe's Cos., Inc.	32,470	981,893
Ltd. Brands, Inc.(a)	6,978	343,736
Men's Wearhouse, Inc. (The)	1,750	60,253
O'Reilly Automotive, Inc.*	3,700	309,394
Office Depot, Inc.*	1,500	3,840
Penske Auto Group, Inc.(a)	1,000	30,090
PetSmart, Inc.	3,357	231,566
Pier 1 Imports, Inc.(a)	3,200	59,968
Rent-A-Center, Inc.	1,700	59,636
Ross Stores, Inc.	6,800	439,280
Sally Beauty Holdings, Inc.*	4,602	115,464
Select Comfort Corp.(a)*	1,400	44,170
Signet Jewelers Ltd.	2,400	117,024
Staples, Inc.(a)	19,850	228,672
Tiffany & Co.	3,406	210,763
TJX Cos., Inc.	21,083	944,308
Tractor Supply Co.	2,100	207,669
Ulta Salon Cosmetics & Fragrance, Inc.	1,600	154,088
Urban Outfitters, Inc.*	3,100	116,436
Vitamin Shoppe, Inc.(a)*	600	34,992
Williams-Sonoma, Inc.(a)	2,400	105,528
		10,389,497
Textiles, Apparel & Luxury Goods — 0.7%
Carter's, Inc.*	1,400	75,376
Coach, Inc.	7,810	437,516
Columbia Sportswear Co.(a)	400	21,600
CROCS, Inc.*	2,300	37,283
Deckers Outdoor Corp.(a)*	1,200	43,968
Fossil, Inc.*	1,369	115,954
Hanesbrands, Inc.*	2,601	82,920
Iconix Brand Group, Inc.(a)*	1,472	26,849
Lululemon Athletica, Inc.*	1,800	133,092
NIKE, Inc., Class B	9,838	933,725
PVH Corp.	1,700	159,324
Ralph Lauren Corp.	1,600	241,968
Steven Madden Ltd.*	1,096	47,917
Under Armour, Inc., Class A(a)*	2,200	122,826
VF Corp.	2,500	398,400
Warnaco Group, Inc. (The)*	1,000	51,900
Wolverine World Wide, Inc.(a)	1,600	70,992
		3,001,610
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,239	38,739
Hudson City Bancorp, Inc.	13,407	106,720
New York Community Bancorp, Inc.(a)	10,665	151,016
Northwest Bancshares, Inc.(a)	2,675	32,715
Ocwen Financial Corp.(a)*	3,000	82,230
People's United Financial, Inc.(a)	9,310	113,023
TFS Financial Corp.*	2,631	23,863
Washington Federal, Inc.	2,947	49,156
		597,462
Tobacco — 1.6%
Altria Group, Inc.	57,122	1,907,303
Lorillard, Inc.	3,900	454,155
Philip Morris International, Inc.	45,331	4,077,070
Reynolds American, Inc.(a)	9,667	418,968
Universal Corp.(a)	76	3,870
Vector Group Ltd.(a)	2,024	33,585
		6,894,951
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.(a)	964	39,939
Beacon Roofing Supply, Inc.(a)*	1,100	31,350
Fastenal Co.	7,580	325,864
GATX Corp.	1,100	46,684
MSC Industrial Direct Co., Class A	1,400	94,444
Textainer Group Holdings Ltd.(a)	1,121	34,247
United Rentals, Inc.*	1,657	54,200
Watsco, Inc.(a)	800	60,632
WESCO International, Inc.(a)*	1,100	62,920
WW Grainger, Inc.	1,700	354,229
		1,104,509

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Water Utilities — 0.1%
American Water Works Co., Inc.	4,900	$181,594
Aqua America, Inc.(a)	4,034	99,882
		281,476
Wireless Telecommunication Services — 0.3%
Crown Castle International Corp.*	8,103	519,402
MetroPCS Communications, Inc.*	8,400	98,364
NII Holdings, Inc.(a)*	4,600	36,110
SBA Communications Corp., Class A(a)*	3,478	218,766
Sprint Nextel Corp.*	85,067	469,570
Telephone & Data Systems, Inc.	2,213	56,675
United States Cellular Corp.(a)*	230	9,000
		1,407,887
TOTAL COMMON STOCKS
(Identified Cost $249,580,755)		405,672,515

MUTUAL FUNDS — 4.3%
Other — 4.3%
DFA U.S. Micro Cap Portfolio	1,212,010	18,361,950
TOTAL MUTUAL FUNDS
(Identified Cost $13,835,703)		18,361,950

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	165	165
		166
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $166)		166

COLLATERAL FOR SECURITIES ON LOAN — 8.0%
Short-Term — 8.0%
State Street Navigator Securities Lending Prime Portfolio	33,946,517	33,946,517
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $33,946,517)		33,946,517

Total Investments — 108.0%
(Identified Cost $297,363,141)#		457,981,148
Liabilities, Less Cash and Other Assets — (8.0%)		(33,886,214)

Net Assets — 100.0%		$424,094,934

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $33,567,297.
(b)	Contingent value rights based on future performance.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $297,363,141. Net unrealized appreciation aggregated $160,618,007 of which $172,663,329 related to appreciated investment securities and $12,045,322, related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Core Market Fund

September 30, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	19.1%
Financials	16.6%
Consumer Discretionary	11.9%
Health Care	11.6%
Energy	10.4%
Industrials	10.3%
Consumer Staples	9.8%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	2.9%

SA U.S. Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.2%
Engility Holdings, Inc.(a)*	1,877	$34,631
General Dynamics Corp.	2,140	141,497
L-3 Communications Holdings, Inc.	11,264	807,741
Northrop Grumman Corp.(a)	41,382	2,749,006
Spirit Aerosystems Holdings, Inc., Class A*	5,360	119,046
Triumph Group, Inc.	259	16,195
		3,868,116
Air Freight & Logistics — 0.2%
FedEx Corp.	9,642	815,906
Airlines — 0.3%
Southwest Airlines Co.	117,519	1,030,642
Auto Components — 0.0%
Autoliv, Inc.(a)	250	15,492
Lear Corp.	229	8,654
TRW Automotive Holdings Corp.*	410	17,921
		42,067
Automobiles — 0.3%
General Motors Co.(a)*	38,279	870,847
Beverages — 0.7%
Beam, Inc.	4,877	280,623
Constellation Brands, Inc., Class A*	30,934	1,000,715
Molson Coors Brewing Co., Class B(a)	24,745	1,114,762
		2,396,100
Building Products — 0.4%
Fortune Brands Home & Security, Inc.*	24,799	669,821
Owens Corning(a)*	19,318	646,380
		1,316,201
Capital Markets — 1.9%
American Capital Ltd.*	16,790	190,399
Bank of New York Mellon Corp. (The)	31,610	715,018
E*Trade Financial Corp.*	6,890	60,701
Goldman Sachs Group, Inc. (The)	24,309	2,763,447
Legg Mason, Inc.(a)	22,177	547,328
Morgan Stanley	109,965	1,840,814
		6,117,707
Chemicals — 0.4%
Ashland, Inc.	12,933	926,003
Cytec Industries, Inc.	2,388	156,462
Huntsman Corp.	10,426	155,660
		1,238,125
Commercial Banks — 1.6%
CIT Group, Inc.*	3,306	130,223
First Niagara Financial Group, Inc.	900	7,281
KeyCorp	126,159	1,102,630
Regions Financial Corp.	184,756	1,332,091
SunTrust Banks, Inc.	81,987	2,317,772
Zions Bancorporation(a)	24,798	512,203
		5,402,200
Commercial Services & Supplies — 1.1%
Republic Services, Inc.	38,907	1,070,331
Tyco International Ltd.	46,392	2,610,014
		3,680,345
Communications Equipment — 0.0%
Brocade Communications Systems, Inc.*	547	3,235
Computers & Peripherals — 0.5%
Hewlett-Packard Co.	30,700	523,742
Western Digital Corp.	26,973	1,044,664
		1,568,406
Construction & Engineering — 0.3%
Jacobs Engineering Group, Inc.(a)*	589	23,813
Quanta Services, Inc.*	16,240	401,128
URS Corp.	12,060	425,839
		850,780
Construction Materials — 0.3%
Vulcan Materials Co.(a)	19,042	900,687
Consumer Finance — 0.3%
Capital One Financial Corp.	20,226	1,153,084
Containers & Packaging — 0.1%
Bemis Co., Inc.(a)	578	18,190
Rock-Tenn Co., Class A	2,450	176,841
Sealed Air Corp.(a)	7,770	120,124
		315,155
Diversified Consumer Services — 0.0%
Service Corp. International(a)	6,894	92,793
Diversified Financial Services — 8.1%
Bank of America Corp.	949,183	8,381,286
Citigroup, Inc.	306,947	10,043,306
CME Group, Inc.	50,465	2,891,644
JPMorgan Chase & Co.	115,791	4,687,220
NASDAQ OMX Group, Inc. (The)	26,925	627,218
NYSE Euronext	3,108	76,612
		26,707,286
Diversified Telecommunication Services — 5.7%
AT&T, Inc.	419,977	15,833,133
CenturyLink, Inc.(a)	72,865	2,943,746
Frontier Communications Corp.(a)	41,385	202,786
		18,979,665
Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	17,254	581,632
Avnet, Inc.*	23,000	669,070
AVX Corp.	2,015	19,324
Corning, Inc.	79,044	1,039,429
Ingram Micro, Inc., Class A*	23,857	363,342
		2,672,797
Energy Equipment & Services — 2.7%
Helmerich & Payne, Inc.(a)	17,367	826,843
Nabors Industries Ltd.*	45,962	644,847
National Oilwell Varco, Inc.	50,996	4,085,290
Noble Corp.*	15,418	551,656
Patterson-UTI Energy, Inc.(a)	23,910	378,734
Rowan Companies PLC, Class A(a)*	19,250	650,073
Tidewater, Inc.	8,682	421,337
Transocean Ltd.	16,787	753,568
Weatherford International Ltd.*	35,367	448,454
		8,760,802
Food & Staples Retailing — 2.7%
CVS Caremark Corp.	171,916	8,324,173
Safeway, Inc.(a)	38,038	612,031
		8,936,204
Food Products — 4.9%
Archer-Daniels-Midland Co.	99,142	2,694,680
Bunge Ltd.	16,022	1,074,275
Hillshire Brands Co.	5,580	149,432
J.M. Smucker Co. (The)	18,226	1,573,451
Kraft Foods, Inc., Class A	214,553	8,871,766
Post Holdings, Inc.(a)*	3,214	96,613
Ralcorp Holdings, Inc.*	6,529	476,617
Smithfield Foods, Inc.*	24,619	483,763

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Tyson Foods, Inc., Class A	46,907	$751,450
		16,172,047
Gas Utilities — 0.0%
UGI Corp.	86	2,730
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	178,629	1,025,331
CareFusion Corp.*	29,859	847,697
Cooper Companies, Inc. (The)	227	21,442
Hologic, Inc.*	39,197	793,347
Teleflex, Inc.(a)	2,591	178,365
		2,866,182
Health Care Providers & Services — 2.7%
Aetna, Inc.	55,165	2,184,534
CIGNA Corp.	8,530	402,360
Coventry Health Care, Inc.	22,712	946,864
Humana, Inc.	23,386	1,640,528
Omnicare, Inc.	17,426	591,961
Universal Health Services, Inc., Class B	537	24,557
WellPoint, Inc.(a)	54,618	3,168,390
		8,959,194
Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	90,764	3,307,440
Hyatt Hotels Corp., Class A*	457	18,349
MGM Resorts International(a)*	77,590	834,092
Penn National Gaming, Inc.(a)*	6,557	282,607
Royal Caribbean Cruises Ltd.	34,910	1,054,631
Wyndham Worldwide Corp.	28,665	1,504,339
		7,001,458
Household Durables — 1.2%
DR Horton, Inc.(a)	42,255	872,143
Lennar Corp., Class A(a)	25,133	873,875
Mohawk Industries, Inc.*	11,468	917,669
Toll Brothers, Inc.(a)*	27,590	916,816
Whirlpool Corp.(a)	5,467	453,269
		4,033,772
Household Products — 0.0%
Energizer Holdings, Inc.(a)	290	21,637
Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc.	27,286	583,648
Industrial Conglomerates — 4.3%
General Electric Co.	630,576	14,320,381
Insurance — 7.7%
Allied World Assurance Co., Holdings Ltd.	6,278	484,975
Allstate Corp.	42,929	1,700,418
Alterra Capital Holdings Ltd.(a)	1,399	33,492
American Financial Group, Inc.	15,378	582,826
American International Group, Inc.*	26,726	876,346
American National Insurance Co.	2,679	192,433
Assurant, Inc.(a)	13,649	509,108
Assured Guaranty Ltd.	602	8,199
Axis Capital Holdings Ltd.	20,253	707,235
CNA Financial Corp.	29,018	777,682
Everest Re Group Ltd.	7,352	786,370
Genworth Financial, Inc., Class A*	74,443	389,337
Hartford Financial Services Group, Inc.(a)	69,673	1,354,443
Lincoln National Corp.	45,189	1,093,122
Loews Corp.	66,427	2,740,778
MetLife, Inc.(a)	149,973	5,168,070
Old Republic International Corp.(a)	41,075	381,997
PartnerRe Ltd.	5,112	379,719
Principal Financial Group, Inc.(a)	15,417	415,334
Prudential Financial, Inc.	72,188	3,934,968
Reinsurance Group of America, Inc.	11,742	679,510
Unum Group	45,328	871,204
Validus Holdings Ltd.	10,899	369,585
XL Group PLC	44,242	1,063,135
		25,500,286
Internet & Catalog Retail — 0.5%
Liberty Media Corp. - Interactive, Class A*	84,056	1,555,036
Liberty Ventures, Series A*	4,352	216,033
		1,771,069
Internet Software & Services — 0.5%
AOL, Inc.*	400	14,092
IAC/InterActiveCorp	10,011	521,173
Yahoo!, Inc.*	74,382	1,188,252
		1,723,517
IT Services — 0.7%
Amdocs Ltd.	204	6,730
Computer Sciences Corp.	24,561	791,110
Fidelity National Information Services, Inc.	44,793	1,398,437
SAIC, Inc.	796	9,584
		2,205,861
Life Sciences Tools & Services — 1.2%
Life Technologies Corp.(a)*	3,009	147,080
PerkinElmer, Inc.	11,180	329,475
Thermo Fisher Scientific, Inc.	58,298	3,429,671
		3,906,226
Machinery — 1.0%
AGCO Corp.*	8,547	405,812
Eaton Corp.	2,359	111,486
Ingersoll Rand PLC	27,796	1,245,817
SPX Corp.	2,450	160,255
Stanley Black & Decker, Inc.	16,682	1,272,002
		3,195,372
Media — 12.2%
CBS Corp., Class A(a)	8,400	305,844
CBS Corp., Class B	76,478	2,778,446
Comcast Corp., Class A	317,237	11,347,567
Comcast Corp., Class A Special	122,831	4,274,519
Gannett Co., Inc.(a)	9,792	173,808
Madison Square Garden Co. (The), Class A*	2,100	84,567
News Corp., Class A	247,311	6,066,539
News Corp., Class B	110,939	2,751,287
Time Warner Cable, Inc.	57,900	5,503,974
Time Warner, Inc.	144,891	6,567,909
Washington Post Co. (The), Class B(a)	1,026	372,469
		40,226,929
Metals & Mining — 0.9%
Alcoa, Inc.(a)	169,185	1,497,287
Cliffs Natural Resources, Inc.(a)	4,534	177,415
Nucor Corp.(a)	8,898	340,437
Reliance Steel & Aluminum Co.(a)	12,193	638,304
Steel Dynamics, Inc.(a)	28,316	317,989
United States Steel Corp.(a)	3,441	65,620
		3,037,052
Multiline Retail — 0.6%
Dillard's, Inc., Class A(a)	3,115	225,277
J.C. Penney Co., Inc.(a)	34,744	843,932
Sears Holdings Corp.(a)*	16,919	938,835
		2,008,044

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Electronics — 0.3%
Xerox Corp.(a)	150,729	$1,106,351
Oil, Gas & Consumable Fuels — 16.5%
Anadarko Petroleum Corp.	76,710	5,363,563
Apache Corp.	37,480	3,240,896
Chesapeake Energy Corp.(a)	105,066	1,982,595
Chevron Corp.	82,408	9,605,476
Cimarex Energy Co.(a)	110	6,440
ConocoPhillips	166,261	9,506,804
Denbury Resources, Inc.*	33,941	548,487
Devon Energy Corp.	37,517	2,269,778
EOG Resources, Inc.	3,713	416,042
Hess Corp.	47,336	2,542,890
HollyFrontier Corp.(a)	4,481	184,931
Marathon Oil Corp.	111,878	3,308,232
Marathon Petroleum Corp.	57,539	3,141,054
Murphy Oil Corp.	20,268	1,088,189
Newfield Exploration Co.*	352	11,025
Noble Energy, Inc.	1,120	103,835
Occidental Petroleum Corp.	8,916	767,311
Phillips 66	85,280	3,954,434
Pioneer Natural Resources Co.(a)	17,531	1,830,236
Plains Exploration & Production Co.*	21,222	795,188
QEP Resources, Inc.	13,345	422,503
Tesoro Corp.	13,360	559,784
Valero Energy Corp.	90,851	2,878,160
Whiting Petroleum Corp.*	2,284	108,216
		54,636,069
Paper & Forest Products — 1.2%
Domtar Corp.	5,754	450,481
International Paper Co.	69,379	2,519,845
MeadWestvaco Corp.	27,613	844,958
		3,815,284
Pharmaceuticals — 4.1%
Endo Health Solutions, Inc.*	5,935	188,258
Forest Laboratories, Inc.*	6,834	243,359
Pfizer, Inc.	530,855	13,191,747
		13,623,364
Road & Rail — 4.5%
CSX Corp.	164,270	3,408,603
Hertz Global Holdings, Inc.(a)*	27,003	370,751
Norfolk Southern Corp.	50,502	3,213,442
Ryder System, Inc.	233	9,101
Union Pacific Corp.	65,089	7,726,064
		14,727,961
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	8,495	94,847
Micron Technology, Inc.*	108,402	648,786
		743,633
Software — 0.3%
Activision Blizzard, Inc.	85,074	959,635
Specialty Retail — 0.5%
Best Buy Co., Inc.(a)	6,172	106,097
Foot Locker, Inc.	17,769	630,800
GameStop Corp., Class A(a)	18,743	393,603
Orchard Supply Hardware Stores Corp., Class A*	854	12,366
Signet Jewelers Ltd.	173	8,435
Staples, Inc.(a)	29,722	342,397
		1,493,698
Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	10,237
People's United Financial, Inc.(a)	1,175	14,264
		24,501
Wireless Telecommunication Services — 1.2%
MetroPCS Communications, Inc.*	48,793	571,366
Sprint Nextel Corp.*	464,664	2,564,945
Telephone & Data Systems, Inc.	16,175	414,242
United States Cellular Corp.(a)*	6,900	269,997
		3,820,550
TOTAL COMMON STOCKS
(Identified Cost $274,146,025)		330,205,601

RIGHTS & WARRANTS — 0.0%
Internet & Catalog Retail — 0.0%
Liberty Ventures, expires 10/9/12(a)*	837	11,333
TOTAL RIGHTS & WARRANTS
(Identified Cost $8,731)		11,333

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	50	50
		51
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $51)		51

COLLATERAL FOR SECURITIES ON LOAN — 10.6%
Short-Term — 10.6%
State Street Navigator Securities Lending Prime Portfolio	35,010,268	35,010,268
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $35,010,268)		35,010,268

Total Investments — 110.6%
(Identified Cost $309,165,075)#		365,227,253
Liabilities, Less Cash and Other Assets — (10.6%)		(35,133,218)

Net Assets — 100.0%		$330,094,035

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $35,881,714.
*	Non-income producing security.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $309,165,075. Net unrealized appreciation aggregated $56,062,178 of which $89,275,923 related to appreciated investment securities and $33,213,745 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Value Fund

September 30, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Financials	19.7%
Energy	19.2%
Consumer Discretionary	17.4%
Industrials	13.3%
Health Care	8.9%
Consumer Staples	8.3%
Telecommunication Services	6.9%
Information Technology	3.3%
Materials	2.8%
Utilities	0.2%

SA U.S. Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 2.0%
AAR Corp.	9,000	$147,780
Aerovironment, Inc.*	4,618	108,384
Alliant Techsystems, Inc.	2,088	104,630
Allied Defense Group, Inc. (The)(a) (b)*	1,000	3,150
American Science & Engineering, Inc.	2,000	131,220
Astronics Corp.*	1,851	57,011
Astronics Corp., Class B(a)*	185	6,361
Ceradyne, Inc.	5,525	134,976
CPI Aerostructures, Inc.(a)*	1,342	14,547
Cubic Corp.	6,700	335,402
Curtiss-Wright Corp.	10,953	358,163
DigitalGlobe, Inc.*	9,173	187,037
Ducommun, Inc.*	2,055	27,948
Esterline Technologies Corp.*	7,325	411,226
Exelis, Inc.	28,022	289,747
GenCorp, Inc.(a)*	11,383	108,025
GeoEye, Inc.*	4,700	124,221
HEICO Corp.(a)	4,568	176,736
HEICO Corp., Class A	6,093	185,897
Hexcel Corp.*	12,159	292,059
Huntington Ingalls Industries, Inc.*	9,951	418,440
Innovative Solutions & Support, Inc.*	4,950	19,701
Kratos Defense & Security Solutions, Inc.(a)*	905	5,285
LMI Aerospace, Inc.*	2,400	49,056
Moog, Inc., Class A*	9,505	359,954
National Presto Industries, Inc.(a)	1,000	72,880
Orbital Sciences Corp.*	13,200	192,192
SIFCO Industries, Inc.	1,187	21,603
Sparton Corp.*	900	11,385
Sypris Solutions, Inc.	4,000	28,560
Taser International, Inc.*	9,791	59,040
Teledyne Technologies, Inc.*	8,099	513,396
Triumph Group, Inc.	2,367	148,009
		5,104,021
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	13,990	61,556
Atlas Air Worldwide Holdings, Inc.*	5,768	297,802
Echo Global Logistics, Inc.*	3,225	55,309
Forward Air Corp.	6,430	195,536
HUB Group, Inc., Class A*	8,300	246,344
Pacer International, Inc.(a)*	6,954	27,677
Park-Ohio Holdings Corp.*	3,058	66,267
UTi Worldwide, Inc.	20,284	273,225
XPO Logistics, Inc.(a)*	2,237	27,381
		1,251,097
Airlines — 0.6%
Allegiant Travel Co.(a)*	4,800	304,128
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.(a)*	11,300	63,167
JetBlue Airways Corp.(a)*	56,467	270,477
Republic Airways Holdings, Inc.(a)*	9,900	45,837
Skywest, Inc.(a)	14,100	145,653
Spirit Airlines, Inc.(a)*	9,216	157,409
US Airways Group, Inc.(a)*	40,550	424,153
		1,410,824
Auto Components — 0.8%
Cooper Tire & Rubber Co.	15,600	299,208
Dana Holding Corp.	25,035	307,931
Dorman Products, Inc.(a)*	8,481	267,236
Drew Industries, Inc.*	4,800	145,008
Exide Technologies(a)*	17,000	52,700
Federal Mogul Corp.*	15,600	142,740
Fuel Systems Solutions, Inc.(a)*	4,600	79,074
Gentherm, Inc.*	4,518	56,204
Modine Manufacturing Co.*	8,400	61,992
Motorcar Parts of America, Inc.(a)*	2,441	11,790
Shiloh Industries, Inc.	3,600	40,392
Spartan Motors, Inc.	6,900	34,500
Standard Motor Products, Inc.	8,436	155,391
Stoneridge, Inc.*	6,100	30,317
Strattec Security Corp.	700	14,903
Superior Industries International, Inc.(a)	5,600	95,704
Tenneco, Inc.*	9,912	277,536
Tower International, Inc.*	1,049	8,088
Williams Controls, Inc.	1,100	11,550
		2,092,264
Automobiles — 0.2%
Thor Industries, Inc.	13,400	486,688
Winnebego Industries, Inc.(a)*	6,500	82,095
		568,783
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(a)*	1,373	153,735
Central European Distribution Corp.*	867	2,471
Coca-Cola Bottling Co., Consolidated(a)	1,262	85,942
Craft Brew Alliance, Inc.(a)*	3,511	27,562
MGP Ingredients, Inc.(a)	5,072	19,375
National Beverage Corp.(a)*	10,920	165,547
		454,632
Biotechnology — 2.0%
Acorda Therapeutics, Inc.*	4,996	127,948
Affymax, Inc.(a)*	8,885	187,118
Alkermes PLC*	23,333	484,160
Allos Therapeutics, Inc.*	20,200	202
Alnylam Pharmaceuticals, Inc.*	5,655	106,258
AMAG Pharmaceuticals, Inc.*	1,800	31,932
Arena Pharmaceuticals, Inc.(a)*	49,300	410,176
Ariad Pharmaceuticals, Inc.*	19,784	479,267
Arqule, Inc.(a)*	5,584	28,534
Astex Pharmaceuticals, Inc.*	17,300	53,111
AVEO Pharmaceuticals, Inc.(a)*	6,191	64,448
Celldex Therapeutics, Inc.*	6,027	37,970
Celsion Corp.(a)*	2,900	15,718
Cleveland Biolabs, Inc.(a)*	1,100	2,948
Codexis, Inc.(a)*	7,350	22,271
Curis, Inc.(a)*	4,369	18,088
Dusa Pharmaceuticals, Inc.*	5,017	34,065
Dynavax Technologies Corp.(a)*	9,900	47,124
Emergent Biosolutions, Inc.*	8,443	119,975
Enzon Pharmaceuticals, Inc.(a)*	13,152	91,538
Genomic Health, Inc.(a)*	1,121	38,888
GTx, Inc.*	8,162	37,382
iBio, Inc.(a)*	2,200	2,288
Immunomedics, Inc.(a)*	11,226	39,403
Incyte Corp. Ltd.(a)*	23,653	426,937
Maxygen, Inc.(a)	12,058	31,833
MediciNova, Inc.(a)*	4,071	7,735
Medivation, Inc.*	6,092	343,345
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Momenta Pharmaceuticals, Inc.(a)*	10,706	155,986
Myrexis, Inc.(a)*	3,735	9,076
Myriad Genetics, Inc.*	17,560	473,944
Nabi Biopharmaceuticals*	9,100	16,107
Nanosphere, Inc.(a)*	4,259	14,140
Orexigen Therapeutics, Inc.*	8,282	47,290
PDL BioPharma, Inc.(a)	34,451	264,928

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Progenics Pharmaceuticals, Inc.(a)*	6,971	$20,007
Repligen Corp.(a)*	9,894	58,968
Rigel Pharmaceuticals, Inc.(a)*	15,660	160,515
Sangamo Biosciences, Inc.(a)*	5,574	33,890
Seattle Genetics, Inc.(a)*	16,146	435,135
SIGA Technologies, Inc.(a)*	2,604	8,333
Spectrum Pharmaceuticals, Inc.(a)*	12,000	140,400
Synageva BioPharma Corp.*	1,242	66,360
Targacept, Inc.*	1,758	8,597
Theravance, Inc.(a)*	295	7,643
Trius Therapeutics, Inc.*	887	5,171
Trubion Pharmaceuticals, Inc.(b) (c)*	2,700	—
Vical, Inc.*	609	2,631
Zalicus Inc.(a)*	6,284	4,651
		5,224,434
Building Products — 1.1%
A.O. Smith Corp.	8,852	509,344
AAON, Inc.(a)	5,850	115,187
Ameresco, Inc., Class A*	4,779	56,440
American Woodmark Corp.(a)*	3,200	63,904
Apogee Enterprises, Inc.	6,300	123,606
Builders FirstSource, Inc.(a)*	9,152	47,499
Gibraltar Industries, Inc.*	6,800	87,176
Griffon Corp.	13,636	140,451
Insteel Industries, Inc.	4,000	46,920
Lennox International, Inc.	5,965	288,467
NCI Building Systems, Inc.*	2,390	23,972
Patrick Industries, Inc.*	1,187	18,363
PGT, Inc.(a)*	3,525	11,562
Quanex Building Products Corp.(a)	9,125	171,915
Simpson Manufacturing Co., Inc.	12,100	346,302
Trex Co., Inc.*	2,700	92,124
U.S. Home Systems, Inc.	1,100	13,717
Universal Forest Products, Inc.	4,200	174,468
USG Corp.(a)*	21,212	465,603
		2,797,020
Capital Markets — 1.1%
Artio Global Investors, Inc.	1,461	4,354
BGC Partners, Inc., Class A(a)	1,716	8,408
Calamos Asset Management, Inc., Series A	4,127	48,038
Cohen & Steers, Inc.	5,895	174,610
Cowen Group, Inc., Class A(a)*	18,846	50,884
Duff & Phelps Corp., Class A	13,784	187,600
Epoch Holding Corp.(a)	4,818	111,296
Evercore Partners, Inc., Class A	5,419	146,313
Federated Investors, Inc., Class B(a)	1,699	35,152
Firstcity Financial Corp.*	2,100	16,863
FXCM, Inc., Class A	1,929	18,422
GAMCO Investors, Inc., Class A(a)	1,700	84,575
GFI Group, Inc.(a)	25,121	79,885
Greenhill & Co., Inc.	1,374	71,105
Harris & Harris Group, Inc.(a)*	7,000	26,530
HFF, Inc., Class A(a)*	8,368	124,683
ICG Group, Inc.*	8,600	87,376
Intl. FCStone, Inc.(a)*	2,912	55,503
Investment Technology Group, Inc.*	9,700	84,390
Janus Capital Group, Inc.(a)	26,762	252,633
JMP Group, Inc.	3,620	19,874
KBW, Inc.(a)	7,474	123,097
Knight Capital Group, Inc., Class A*	23,916	64,095
MCG Capital Corp.	7,612	35,091
Medallion Financial Corp.	3,487	41,181
Oppenheimer Holdings, Inc., Class A(a)	2,133	34,021
Piper Jaffray Cos.(a)*	4,324	110,046
Pzena Investment Management, Inc., Class A	794	4,137
Safeguard Scientifics, Inc.(a)*	3,700	58,053
Stifel Financial Corp.*	12,573	422,453
SWS Group, Inc.*	5,901	36,055
Teton Advisors, Inc.(a)	25	382
Virtus Investment Partners, Inc.*	905	77,830
Westwood Holdings Group, Inc.	713	27,814
		2,722,749
Chemicals — 2.3%
A. Schulman, Inc.	6,827	162,619
American Pacific Corp.*	1,000	11,910
American Vanguard Corp.(a)	6,233	216,909
Arabian American Development Co.(a)*	2,693	26,365
Balchem Corp.	6,525	239,663
Calgon Carbon Corp.(a)*	14,175	202,844
Chase Corp.	1,100	20,207
Chemtura Corp.*	20,316	349,842
Core Molding Technologies, Inc.*	1,500	10,965
Ferro Corp.*	14,100	48,363
Flotek Industries, Inc.(a)*	4,328	54,836
FutureFuel Corp.	976	11,819
Georgia Gulf Corp.	7,683	278,278
H.B. Fuller Co.	12,300	377,364
Hawkins, Inc.	1,824	75,787
Innophos Holdings, Inc.	4,800	232,752
Innospec, Inc.*	5,100	172,992
Intrepid Potash, Inc.(a)*	5,346	114,832
KMG Chemicals, Inc.(a)	2,500	46,250
Koppers Holdings, Inc.	4,400	153,692
Kraton Performance Polymers, Inc.*	7,917	206,634
Kronos Worldwide, Inc.	1,360	20,318
Landec Corp.*	10,074	115,347
LSB Industries, Inc.(a)*	5,556	243,742
Minerals Technologies, Inc.	4,400	312,092
NewMarket Corp.(a)	443	109,191

Northern Technologies International Corp.(a)*	800	8,488
Olin Corp.(a)	20,077	436,273
OM Group, Inc.*	6,900	127,926
Omnova Solutions, Inc.*	11,640	88,115
Penford Corp.*	3,648	27,287
PolyOne Corp.	22,400	371,168
Quaker Chemical Corp.	2,987	139,403
Sensient Technologies Corp.	11,357	417,483
Spartech Corp.*	1,500	8,025
Stepan Co.	1,700	163,404
Tredegar Corp.	8,700	154,338
Valhi, Inc.	1,644	20,057
Zep, Inc.	4,300	65,016
Zoltek Cos., Inc.*	8,660	66,595
		5,909,191
Commercial Banks — 7.5%
1st Source Corp.	5,867	130,658
1st United Bancorp, Inc.*	5,096	32,869
Access National Corp.	2,336	31,910
American National Bankshares, Inc.(a)	1,452	32,801
Ameris Bancorp*	4,905	61,754
AmeriServ Financial, Inc.(a)*	4,400	12,540
Arrow Financial Corp.(a)	2,595	64,872
Associated Banc-Corp.	7,347	96,760
Bancfirst Corp.(a)	3,000	128,880

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Bancorp, Inc.*	5,853	$60,110
Bancorpsouth, Inc.	23,646	348,542
Bank of Hawaii Corp.(a)	2,781	126,869
Bank of the Ozarks, Inc.(a)	8,000	275,760
Banner Corp.	3,525	95,527
Bar Harbor Bankshares	452	16,154
BBCN Bancorp, Inc.*	19,513	246,059
Boston Private Financial Holdings, Inc.	16,025	153,680
Bridge Bancorp, Inc.	400	9,324
Bryn Mawr Bank Corp.(a)	2,508	56,280
Camden National Corp.(a)	2,000	74,080
CapitalSource, Inc.	68,837	521,784
Cardinal Financial Corp.	6,692	95,696
Cathay General Bancorp(a)	24,870	429,256
Center Bancorp, Inc.	3,180	37,906
Centerstate Banks, Inc.(a)	4,385	39,114
Central Pacific Financial Corp.*	1,375	19,663
Chemical Financial Corp.(a)	6,514	157,639
City Holding Co.(a)	6,502	233,032
CNB Financial Corp.	1,780	31,168
CoBiz Financial, Inc.	8,151	57,057
Columbia Banking System, Inc.(a)	9,041	167,620
Community Bank System, Inc.(a)	9,634	271,582
Community Trust Bancorp, Inc.(a)	4,498	159,836
CVB Financial Corp.	26,555	317,067
Enterprise Financial Services Corp.	3,156	42,922
Fidelity Southern Corp.(a)	1,003	9,488
Financial Institutions, Inc.	3,105	57,877
First Bancorp(a)	3,400	39,202
First BanCorp*	2,739	12,106
First Busey Corp., Class A(a)	11,487	56,057
First California Financial Group, Inc.*	1,155	8,039
First Citizens BancShares, Inc., Class A	200	32,580
First Commonwealth Financial Corp.(a)	24,467	172,492
First Community Bancshares, Inc.	3,311	50,526
First Financial Bancorp(a)	13,758	232,648
First Financial Bankshares, Inc.(a)	7,102	255,885
First Financial Corp.(a)	3,200	100,288
First Interstate Bancsystem, Inc.	2,918	43,653
First Merchants Corp.	6,125	91,936
First Midwest Bancorp, Inc.	15,728	197,386
FirstMerit Corp.	27,260	401,540
FNB Corp.(a)	34,434	386,005
Fulton Financial Corp.	48,534	478,545
German American Bancorp, Inc.	2,400	57,888
Glacier Bancorp, Inc.(a)	16,091	250,698
Great Southern Bancorp, Inc.	3,025	93,503
Guaranty Bancorp(a)*	7,800	15,756
Hanmi Financial Corp.*	5,038	64,537
Heartland Financial USA, Inc.	5,400	147,258
Heritage Commerce Corp.*	3,712	25,761
Heritage Financial Corp/WA(a)	1,956	29,399
Home Bancshares, Inc.	7,169	244,391
Hudson Valley Holding Corp.(a)	3,597	61,329
Iberiabank Corp.(a)	7,535	345,103
Independent Bank Corp.(a)	4,384	131,915
International Bancshares Corp.	15,200	289,560
Investors Bancorp, Inc.*	34,155	622,987
Lakeland Bancorp, Inc.(a)	5,815	60,185
Lakeland Financial Corp.	3,189	88,016
Macatawa Bank Corp.(a)*	3,307	10,285
MainSource Financial Group, Inc.	4,530	58,165
MB Financial, Inc.	13,631	269,212
MBT Financial Corp.(a)*	4,700	12,361
Mercantile Bank Corp.*	1,265	21,682
Merchants Bancshares, Inc.	481	14,214
Metro Bancorp, Inc.*	4,280	54,228
MetroCorp Bancshares, Inc.(a)*	1,146	12,136
Midsouth Bancorp, Inc.(a)	2,100	33,999
National Penn Bancshares, Inc.(a)	37,911	345,369
NBT Bancorp, Inc.(a)	7,860	173,470
New Century Bancorp, Inc.*	200	1,158
NewBridge Bancorp*	3,549	17,177
Northrim BanCorp, Inc.	664	13,373
Old National Bancorp(a)	23,700	322,557
OmniAmerican Bancorp, Inc.(a)*	3,585	81,487
Oriental Financial Group, Inc.	9,336	98,215
Pacific Capital Bancorp*	5,452	250,247
Pacific Continental Corp.	3,047	27,210
Pacific Mercantile Bancorp*	2,500	16,350
Pacific Premier Bancorp, Inc.*	300	2,865
PacWest Bancorp(a)	9,156	213,976
Park National Corp.(a)	3,450	241,569
Park Sterling Corp.(a)*	1,825	9,016
Peapack Gladstone Financial Corp.(a)	1,312	21,438
Peoples Bancorp, Inc.	2,300	52,647
Pinnacle Financial Partners, Inc.(a)*	9,756	188,486
Popular, Inc.*	1,530	26,668
PrivateBancorp, Inc.	16,928	270,679
Prosperity Bancshares, Inc.(a)	8,827	376,207
Renasant Corp.(a)	6,155	120,669
Republic Bancorp, Inc., Class A(a)	7,344	161,201
S&T Bancorp, Inc.	10,071	177,350
S.Y. Bancorp, Inc.	2,891	68,401
Sandy Spring Bancorp, Inc.	6,300	121,275
SCBT Financial Corp.(a)	2,608	105,050
Sierra Bancorp	2,405	29,485
Simmons First National Corp., Class A(a)	3,100	75,500
Southern Community Financial Corp.(a)*	3,300	11,121
Southside Bancshares, Inc.(a)	3,484	75,986
Southwest Bancorp, Inc.*	3,700	40,145
StellarOne Corp.	4,223	55,575
Sterling Bancorp	6,040	59,917
Suffolk Bancorp*	2,200	32,252
Sun Bancorp, Inc.*	1,505	5,072
Susquehanna Bancshares, Inc.	44,647	467,008
SVB Financial Group*	1,625	98,247
Synovus Financial Corp.(a)	69,345	164,348
Taylor Capital Group, Inc.*	3,889	66,580
TCF Financial Corp.(a)	22,660	270,560
Texas Capital Bancshares, Inc.(a)*	9,200	457,332
Tompkins Financial Corp.(a)	2,420	98,058
TowneBank(a)	5,769	88,439
Trico Bancshares	3,800	62,814
Trustmark Corp.(a)	13,700	333,458
UMB Financial Corp.(a)	8,900	433,252
Umpqua Holdings Corp.(a)	22,906	295,258
Union First Market Bankshares Corp.(a)	4,860	75,622
United Bankshares, Inc.(a)	10,300	256,573
United Community Banks, Inc/GA*	2,654	22,267
Univest Corp. of Pennsylvania	3,100	55,800
Valley National Bancorp(a)	7,220	72,344
Virginia Commerce Bancorp*	5,786	50,628
Washington Banking Co.	2,374	33,640
Washington Trust Bancorp, Inc.	3,000	78,810
Webster Financial Corp.	18,456	437,407
WesBanco, Inc.(a)	5,363	111,068
West Bancorporation, Inc.(a)	5,350	64,467

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
West Coast Bancorp/OR*	3,519	$79,248
Westamerica Bancorporation(a)	6,300	296,415
Western Alliance Bancorp(a)*	15,997	163,169
Wilshire Bancorp, Inc.*	12,773	80,470
Wintrust Financial Corp.(a)	7,350	276,139
		19,156,176
Commercial Services & Supplies — 2.6%
ABM Industries, Inc.	12,860	243,440
ACCO Brands Corp.*	13,420	87,096
Acorn Energy, Inc.	4,341	38,722
American Reprographics Co.*	5,300	22,631
Asset Acceptance Capital Corp.(a)*	5,000	37,300
Asta Funding, Inc.(a)	2,600	24,414
AT Cross Co., Class A(a)*	800	7,976
Brink's Co. (The)	11,652	299,340
Casella Waste Systems, Inc., Class A(a)*	7,210	30,859
Ceco Environmental Corp.	3,800	37,126
Command Security Corp.(a)*	4,300	5,224
Consolidated Graphics, Inc.*	2,500	65,225
Courier Corp.(a)	1,857	22,693
Covanta Holding Corp.	4,872	83,603
Deluxe Corp.(a)	11,800	360,608
Encore Capital Group, Inc.*	6,000	169,560
EnerNOC, Inc.*	4,955	64,316
Ennis, Inc.	5,800	95,178
G&K Services, Inc., Class A	4,300	134,633
Geo Group, Inc. (The)	13,910	384,890
Healthcare Services Group, Inc.	2,365	54,088
Heritage-Crystal Clean, Inc.(a)*	712	14,133
Herman Miller, Inc.	12,502	243,039
HNI Corp.(a)	10,511	268,136
Innerworkings, Inc.(a)*	9,757	127,036
Interface, Inc.	20,182	266,604
Intersections, Inc.(a)	4,476	47,177
KAR Auction Services, Inc.*	7,629	150,596
Kimball International, Inc., Class B(a)	5,536	67,650
Knoll, Inc.	11,450	159,727
Mcgrath Rentcorp	5,300	138,277
Metalico, Inc.(a)*	8,295	21,235
Mine Safety Appliances Co.	9,200	342,884
Mobile Mini, Inc.(a)*	9,585	160,165
Multi-Color Corp.	2,674	61,930
NL Industries, Inc.(a)	11,700	134,433
Portfolio Recovery Associates, Inc.*	3,600	375,948
Quad/Graphics, Inc.(a)	556	9,430
R.R. Donnelley & Sons Co.(a)	2,205	23,373
Schawk, Inc.(a)	5,600	73,080
Standard Parking Corp.*	4,000	89,720
Steelcase, Inc., Class A(a)	19,823	195,257
SYKES Enterprises, Inc.*	11,326	152,221
Team, Inc.*	4,200	133,770
Tetra Tech, Inc.*	13,589	356,847
TMS International Corp., Class A*	1,233	12,207
TRC Cos., Inc.(a)*	7,000	52,640
UniFirst Corp.	3,000	200,370
United Stationers, Inc.	12,800	333,056
US Ecology, Inc.	3,766	81,270
Versar, Inc.(a)*	2,000	6,680
Viad Corp.	4,500	93,870
Virco Manufacturing(a)*	2,494	5,911
		6,667,594
Communications Equipment — 1.8%
Acme Packet, Inc.*	987	16,878
ADTRAN, Inc.(a)	11,712	202,383
Anaren, Inc.*	3,900	77,961
Arris Group, Inc.*	29,127	372,534
Aviat Networks, Inc.*	10,088	24,009
Aware, Inc.(a)	4,900	30,870
Bel Fuse, Inc., Class B	1,890	35,305
Black Box Corp.	3,700	94,387
CalAmp Corp.*	5,912	48,538
Calix, Inc.(a)*	10,028	64,179
Clearfield, Inc.(a)*	1,600	8,176
Communications Systems, Inc.	1,418	15,995
Comtech Telecommunications Corp.(a)	5,325	147,183
Digi International, Inc.(a)*	7,600	77,216
EchoStar Corp., Class A*	5,337	152,958
Emcore Corp.(a)*	2,152	12,137
Emulex Corp.*	21,600	155,736
Extreme Networks*	21,300	71,142
Finisar Corp.(a)*	15,065	215,430
Globecomm Systems, Inc.(a)*	8,871	98,912
Harmonic, Inc.*	27,125	123,148
Infinera Corp.(a)*	23,205	127,163
Ixia*	14,258	229,126
KVH Industries, Inc.(a)*	3,300	44,517
Loral Space & Communications, Inc.	4,385	311,774
Netgear, Inc.(a)*	8,761	334,145
Numerex Corp., Class A(a)*	2,359	26,727
Oplink Communications, Inc.*	4,200	69,468
Optical Cable Corp.	374	1,709
PC-Tel, Inc.	4,100	28,905
Plantronics, Inc.(a)	11,000	388,630
Relm Wireless Corp.*	2,000	3,580
ShoreTel, Inc.*	8,783	35,922
Sonus Networks, Inc.*	82,636	155,356
Sycamore Networks, Inc.*	6,549	100,855
Symmetricom, Inc.*	21,384	149,047
Tellabs, Inc.	22,721	80,432
Telular Corp.(a)	4,597	45,510
Tessco Technologies, Inc.(a)	1,000	21,170
UTStarcom Holdings Corp.(a)*	14,700	15,141
Viasat, Inc.(a)*	8,400	313,992
Westell Technologies, Inc., Class A(a)*	13,200	28,248
		4,556,494
Computers & Peripherals — 1.1%
3D Systems Corp.(a)*	12,806	420,677
Astro-Med, Inc.	575	4,836
Avid Technology, Inc.(a)*	1,600	15,136
Cray, Inc.*	9,648	122,530
Datalink Corp.*	3,145	26,041
Diebold, Inc.	14,312	482,457
Dot Hill Systems Corp.*	5,685	6,083
Electronics for Imaging, Inc.*	11,600	192,676
Imation Corp.*	5,188	29,001
Immersion Corp.*	4,661	25,496
Intermec, Inc.*	13,900	86,319
Interphase Corp.*	1,200	3,876
Intevac, Inc.*	4,883	29,835
Lexmark International, Inc., Class A(a)	5,314	118,236
QLogic Corp.*	25,117	286,836
Qualstar Corp.(a)*	3,000	4,500
Rimage Corp.(a)	4,700	31,725
Silicon Graphics International Corp.*	5,367	48,840
STEC, Inc.*	10,200	68,850
Stratasys, Inc.*	4,214	229,242

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computers & Peripherals (Continued)
Super Micro Computer, Inc.*	8,716	$104,853
Synaptics, Inc.(a)*	13,601	326,696
Transact Technologies, Inc.*	1,515	10,999
USA Technologies, Inc.(a)*	1,931	2,433
Video Display Corp.*	1,990	7,622
Xyratex Ltd.	4,652	42,798
		2,728,593
Construction & Engineering — 1.2%
Aegion Corp.(a)*	7,800	149,448
Argan, Inc.	1,957	34,150
Comfort Systems USA, Inc.	8,930	97,605
Dycom Industries, Inc.*	8,000	115,040
EMCOR Group, Inc.	16,624	474,449
Furmanite Corp.*	8,080	45,894
Granite Construction, Inc.	8,594	246,820
Great Lakes Dredge & Dock Corp.	13,510	104,027
Integrated Electrical Services, Inc.*	—	—
Layne Christensen Co.*	4,921	96,501
MasTec, Inc.(a)*	20,202	397,979
Michael Baker Corp.*	1,700	40,562
MYR Group, Inc.*	7,125	142,144
Northwest Pipe Co.*	2,100	51,765
Orion Marine Group, Inc.*	5,211	38,718
Pike Electric Corp.*	7,600	60,420
Primoris Services Corp.(a)	10,357	135,159
Shaw Group, Inc. (The)*	15,682	684,049
Sterling Construction Co., Inc.*	3,741	37,335
Tutor Perini Corp.*	9,649	110,384
		3,062,449
Construction Materials — 0.4%
Eagle Materials, Inc.	11,300	522,738
Headwaters, Inc.*	6,553	43,119
Texas Industries, Inc.(a)*	6,200	252,030
United States Lime & Minerals, Inc.*	1,679	80,944
		898,831
Consumer Finance — 0.8%
Cash America International, Inc.(a)	6,500	250,705
CompuCredit Holdings Corp.(a)*	5,476	20,371
Consumer Portfolio Services, Inc.(a)*	10,500	31,500
Credit Acceptance Corp.*	4,082	349,052
DFC Global Corp.*	10,498	180,041
Ezcorp, Inc., Class A*	11,029	252,895
First Cash Financial Services, Inc.*	7,400	340,474
First Marblehead Corp. (The)(a)*	18,037	18,939
Green Dot Corp., Class A(a)*	6,285	76,865
Nelnet, Inc., Class A	9,000	213,660
Netspend Holdings, Inc.(a)*	7,408	72,820
QC Holdings, Inc.	5,600	20,048
World Acceptance Corp.(a)*	3,636	245,248
		2,072,618
Containers & Packaging — 0.3%
AEP Industries, Inc.(a)*	1,000	60,590
Boise, Inc.	25,804	226,043
Graphic Packaging Holding Co.*	79,328	460,896
Greif, Inc., Class A	164	7,245
Myers Industries, Inc.	8,017	125,226
		880,000
Distributors — 0.2%
Core-Mark Holding Co., Inc.	2,102	101,127
Pool Corp.	11,103	461,663
VOXX International Corp.(a)*	3,800	28,424
Weyco Group, Inc.	190	4,626
		595,840
Diversified Consumer Services — 1.1%
American Public Education, Inc.(a)*	4,715	171,768
Ascent Capital Group, Inc., Class A*	2,620	141,506
Bridgepoint Education, Inc.(a)*	13,163	133,605
Capella Education Co.*	3,000	105,180
Career Education Corp.*	13,047	49,187
Carriage Services, Inc.(a)	3,900	37,713
Coinstar, Inc.(a)*	7,100	319,358
Collectors Universe(a)	1,242	17,425
Grand Canyon Education, Inc.*	10,562	248,524
Hillenbrand, Inc.	15,646	284,601
ITT Educational Services, Inc.(a)*	6,143	197,989
K12, Inc.(a)*	7,906	159,701
Learning Tree International, Inc.*	5,000	25,450
Lincoln Educational Services Corp.(a)	5,874	24,671
Mac-Gray Corp.	2,474	33,176
Matthews International Corp., Class A	6,900	205,758
Regis Corp.(a)	13,486	247,873
Spectrum Group International, Inc.*	7,402	14,656
Steiner Leisure Ltd.*	3,146	146,446
Stewart Enterprises, Inc., Class A(a)	18,484	155,173
Strayer Education, Inc.(a)	2,100	135,135
Universal Technical Institute, Inc.	5,900	80,830
		2,935,725
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	11,372	159,435
MarketAxess Holdings, Inc.	8,912	281,619
Marlin Business Services Corp.(a)	2,800	59,388
MicroFinancial, Inc.(a)	2,171	19,865
NewStar Financial, Inc.(a)*	13,144	157,597
PHH Corp.(a)*	12,300	250,305
Pico Holdings, Inc.(a)*	4,793	109,376
Primus Guaranty Ltd.(a)*	3,700	29,970
Resource America, Inc., Class A(a)	3,800	25,992
		1,093,547
Diversified Telecommunication Services — 0.5%
Atlantic Tele-Network, Inc.(a)	3,600	154,728
Cbeyond, Inc.*	2,604	25,675
Cincinnati Bell, Inc.(a)*	51,900	295,830
Consolidated Communications Holdings, Inc.(a)	8,840	151,960
General Communication, Inc., Class A*	16,861	165,238
Hawaiian Telcom Holdco, Inc.(a)*	187	3,316
HickoryTech Corp.(a)	4,037	42,711
IDT Corp., Class B(a)	4,900	50,323
Iridium Communications, Inc.*	13,394	98,044
Lumos Networks Corp.	4,685	36,824
Neutral Tandem, Inc.*	6,825	64,018
Orbcomm, Inc.(a)*	7,997	29,909
Premiere Global Services, Inc.*	13,860	129,591
Primus Telecommunications Group, Inc.(a)	1,134	17,316
Vonage Holdings Corp.(a)*	36,070	82,240
		1,347,723
Electric Utilities — 1.3%
Allete, Inc.	7,400	308,876
Cleco Corp.	6,921	290,544
El Paso Electric Co.	11,500	393,875
Empire District Electric Co. (The)	7,700	165,935
IDACORP, Inc.	10,600	458,662
MGE Energy, Inc.	4,500	238,455
Otter Tail Corp.(a)	7,214	172,126

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electric Utilities (Continued)
PNM Resources, Inc.	17,350	$364,870
Portland General Electric Co.	14,100	381,264
UIL Holdings Corp.	5,166	185,253
Unitil Corp.	2,200	59,884
UNS Energy Corp.	8,000	334,880
		3,354,624
Electrical Equipment — 1.4%
Allied Motion Technologies, Inc.	1,600	10,560
American Superconductor Corp.(a)*	4,411	18,306
AZZ, Inc.	5,400	205,092
Belden, Inc.	10,530	388,346
Brady Corp., Class A	11,473	335,929
Coleman Cable, Inc.(a)	2,781	26,809
Encore Wire Corp.	5,200	152,152
EnerSys, Inc.*	11,800	416,422
Espey Manufacturing & Electronics Corp.	150	3,948
Franklin Electric Co., Inc.	5,300	320,597
Generac Holdings, Inc.(a)	15,486	354,475
General Cable Corp.*	11,499	337,841
Global Power Equipment Group, Inc.	3,290	60,832
II-VI, Inc.(a)*	23,822	453,094
LSI Industries, Inc.	4,900	33,026
Magnetek, Inc.(a)*	979	11,024
Ocean Power Technologies, Inc.(a)*	1,700	4,964
Orion Energy Systems, Inc.(a)*	3,100	6,076
Polypore International, Inc.(a)*	7,139	252,364
Powell Industries, Inc.(a)*	2,600	100,542
PowerSecure International, Inc.*	5,500	32,945
Preformed Line Products Co.	850	46,163
SL Industries, Inc.*	986	14,001
Thermon Group Holdings, Inc.*	375	9,371
Ultralife Corp.*	3,600	11,196
Vicor Corp.*	11,546	77,012
		3,683,087
Electronic Equipment, Instruments & Components — 3.0%
ADDvantage Technologies Group, Inc.*	2,400	5,208
Aeroflex Holding Corp.*	132	875
Agilysys, Inc.(a)*	5,376	46,234
Anixter International, Inc.(a)	6,269	360,217
Badger Meter, Inc.(a)	3,000	109,170
Benchmark Electronics, Inc.(a)*	14,710	224,622
Brightpoint, Inc.*	19,839	178,154
Checkpoint Systems, Inc.*	8,500	70,380
Cognex Corp.	9,915	342,861
Coherent, Inc.*	6,900	316,434
CTS Corp.	6,500	65,455
Daktronics, Inc.	9,792	93,122
DTS, Inc.(a)*	4,196	97,683
Echelon Corp.(a)*	6,379	24,495
Electro Rent Corp.	6,482	114,667
Electro Scientific Industries, Inc.	7,067	86,359
eMagin Corp.*	3,154	12,994
Fabrinet(a)*	5,128	59,434
FARO Technologies, Inc.*	3,250	134,290
FEI Co.	9,800	524,300
Frequency Electronics, Inc.*	1,400	11,970
GSI Group, Inc.*	8,322	74,149
I.D. Systems, Inc.(a)*	2,750	15,840
IEC Electronics Corp.(a)*	800	5,424
Insight Enterprises, Inc.*	10,250	179,170
Intellicheck Mobilisa, Inc.(a)*	3,500	5,845
IntriCon Corp.*	1,000	5,240
Iteris, Inc.(a)*	7,798	11,853
Itron, Inc.(a)*	7,476	322,589
Kemet Corp.*	8,936	39,318
KEY Tronic Corp.(a)*	1,700	16,864
Littelfuse, Inc.	4,865	275,067
LoJack Corp.*	6,666	14,999
Measurement Specialties, Inc.*	3,300	108,834
Mercury Computer Systems, Inc.*	6,770	71,897
Mesa Laboratories, Inc.(a)	585	28,302
Methode Electronics, Inc.	8,200	79,622
MOCON, Inc.	600	8,892
MTS Systems Corp.	3,800	203,490
Multi-Fineline Electronix, Inc.*	6,500	146,575
NAPCO Security Technologies, Inc.*	4,850	16,441
NetList, Inc.(a)*	3,200	4,128
Newport Corp.*	13,303	147,131
OSI Systems, Inc.*	4,180	325,371
PAR Technology Corp.*	3,000	16,350
Park Electrochemical Corp.	4,194	104,137
PC Connection, Inc.(a)	6,200	71,362
PC Mall, Inc.(a)*	2,200	12,936
Perceptron, Inc.*	1,100	6,875
Plexus Corp.*	8,900	269,581
Power-One, Inc.*	29,175	163,380
Radisys Corp.*	8,500	30,600
RealD, Inc.(a)*	7,304	65,298
Remec, Inc.(b)*	4,693	—
Research Frontiers, Inc.(a)*	2,600	11,570
Richardson Electronics Ltd.(a)	2,700	32,049
Rofin-Sinar Technologies, Inc.(a)*	7,200	142,056
Rogers Corp.*	3,900	165,204
Sanmina-SCI Corp.*	17,544	148,949
Scansource, Inc.*	6,012	192,504
SYNNEX Corp.(a)*	8,279	269,730
Tech Data Corp.*	3,715	168,289
TTM Technologies, Inc.(a)*	16,816	158,575
Ultimate Electrs, Inc.(b)*	1,600	—
Universal Display Corp.*	5,869	201,776
Viasystems Group, Inc.(a)*	2,056	35,569
Vishay Intertechnology, Inc.(a)*	28,915	284,234
Vishay Precision Group, Inc.(a)*	2,771	38,739
Zygo Corp.*	3,600	65,844
		7,641,572
Energy Equipment & Services — 1.9%
Basic Energy Services, Inc.(a)*	9,300	104,346
Bolt Technology Corp.	2,382	34,253
Bristow Group, Inc.	8,471	428,209
C&J Energy Services, Inc.*	2,722	54,168
CARBO Ceramics, Inc.(a)	642	40,395
Dawson Geophysical Co.(a)*	1,100	27,786
ENGlobal Corp.*	6,100	3,236
Exterran Holdings, Inc.*	15,753	319,471
Geospace Technologies Corp.*	1,000	122,410
Global Geophysical Services, Inc.(a)*	13,166	72,545
Gulf Island Fabrication, Inc.	3,600	100,332
Gulfmark Offshore, Inc., Class A*	5,929	195,894
Heckmann Corp.(a)*	29,185	122,577
Helix Energy Solutions Group, Inc.*	26,225	479,131
Hercules Offshore, Inc.*	31,448	153,466
Hornbeck Offshore Services, Inc.*	7,200	263,880
ION Geophysical Corp.(a)*	58,175	403,734
Key Energy Services, Inc.*	29,959	209,713
Lufkin Industries, Inc.(a)	3,330	179,221
Matrix Service Co.*	5,900	62,363
Mitcham Industries, Inc.*	2,601	41,434

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Natural Gas Services Group, Inc.(a)*	2,500	$37,375
Newpark Resources, Inc.(a)*	19,900	147,459
Parker Drilling Co.*	28,039	118,605
PHI, Inc.(a)*	2,300	72,358
Pioneer Energy Services Corp.*	12,313	95,918
RigNet, Inc.*	445	8,233
SEACOR Holdings, Inc.*	5,219	435,056
Steel Excel, Inc.*	2,972	75,043
Tesco Corp.*	7,980	85,226
Tetra Technologies, Inc.*	16,850	101,942
TGC Industries, Inc.*	6,500	46,800
Union Drilling, Inc.(a)*	5,000	32,450
Willbros Group, Inc.(a)*	9,856	52,927
		4,727,956
Food & Staples Retailing — 1.2%
Andersons, Inc. (The)(a)	4,100	154,406
Casey's General Stores, Inc.	12,174	695,622
Harris Teeter Supermarkets, Inc.	10,900	423,356
Ingles Markets, Inc., Class A(a)	2,600	42,510
Nash Finch Co.	2,253	46,006
Pantry, Inc. (The)*	5,100	74,205
PriceSmart, Inc.(a)	7,300	552,756
Spartan Stores, Inc.(a)	6,657	101,919
SUPERVALU, Inc.(a)	24,979	60,199
Susser Holdings Corp.*	4,500	162,765
United Natural Foods, Inc.*	5,562	325,099
Village Super Market, Inc., Class A	1,594	58,596
Weis Markets, Inc.(a)	6,390	270,489
		2,967,928
Food Products — 2.3%
Alico, Inc.(a)	1,300	40,599
B&G Foods, Inc.(a)	12,000	363,720
Bridgford Foods Corp.(a)*	101	694
Cal-Maine Foods, Inc.	5,100	229,194
Calavo Growers, Inc.(a)	5,041	126,025
Chiquita Brands International, Inc.*	4,600	35,144
Coffee Holding Co., Inc.(a)	600	4,236
Darling International, Inc.*	29,400	537,726
Dean Foods Co.*	24,006	392,498
Diamond Foods, Inc.(a)	4,637	87,268
Dole Food Co., Inc.*	18,855	264,536
Farmer Bros. Co.(a)*	3,200	30,432
Fresh Del Monte Produce, Inc.	14,020	358,912
Hain Celestial Group, Inc. (The)(a)*	8,094	509,922
Inventure Foods, Inc.*	1,023	5,821
J&J Snack Foods Corp.	4,500	257,985
John B. Sanfilippo & Son, Inc.(a)*	2,650	34,503
Lancaster Colony Corp.	7,594	556,260
Lifeway Foods, Inc.(a)	3,800	36,100
Omega Protein Corp.*	4,197	28,791
Overhill Farms, Inc.*	1,600	7,328
Pilgrim's Pride Corp.(a)*	38,028	194,323
Post Holdings, Inc.*	7,839	235,640
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	15,952
Sanderson Farms, Inc.	5,434	241,107
Scheid Vineyards, Inc., Class A*	20	278
Seneca Foods Corp., Class A(a)*	1,249	37,295
Smart Balance, Inc.(a)*	17,615	212,789
Snyders-Lance, Inc.	16,940	423,500
Tootsie Roll Industries, Inc.(a)	7,066	190,641
TreeHouse Foods, Inc.*	7,400	388,500
		5,847,719
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,043	96,756
Delta Natural Gas Co., Inc.(a)	400	7,744
Gas Natural, Inc.	300	2,982
Laclede Group, Inc. (The)(a)	4,500	193,500
New Jersey Resources Corp.(a)	9,451	432,100
Northwest Natural Gas Co.(a)	6,800	334,832
RGC Resources, Inc.	400	7,192
South Jersey Industries, Inc.	6,400	338,752
Southwest Gas Corp.	9,900	437,580
		1,851,438
Health Care Equipment & Supplies — 3.2%
Abaxis, Inc.(a)*	2,970	106,682
ABIOMED, Inc.(a)*	1,395	29,281
Accuray, Inc.(a)*	17,223	121,939
Alere, Inc.*	23	448
Align Technology, Inc.(a)*	16,175	597,990
Alphatec Holdings, Inc.*	14,824	24,460
Analogic Corp.	3,000	234,510
Angiodynamics, Inc.*	6,163	75,189
Anika Therapeutics, Inc.*	4,100	61,582
Arthrocare Corp.*	6,000	194,400
AtriCure, Inc.*	2,740	20,386
Atrion Corp.	494	109,421
Biolase, Inc.(a)*	5,804	9,925
Bovie Medical Corp.*	4,900	17,640
Cantel Medical Corp.	5,925	160,449
CAS Medical Systems, Inc.(a)*	1,129	1,976
Conceptus, Inc.(a)*	12,100	245,751
Conmed Corp.	7,150	203,775
CryoLife, Inc.	6,300	42,336
Cutera, Inc.*	3,899	29,125
Cyberonics, Inc.(a)*	6,200	325,004
Cynosure, Inc., Class A*	2,037	53,736
Digirad Corp.*	2,100	4,347
Endologix, Inc.*	641	8,859
Exactech, Inc.*	2,535	45,199
Greatbatch, Inc.(a)*	7,881	191,745
Haemonetics Corp.*	5,900	473,180
Hill-Rom Holdings, Inc.	9,017	262,034
ICU Medical, Inc.(a)*	2,950	178,416
Integra LifeSciences Holdings Corp.*	6,543	268,917
Invacare Corp.	9,357	132,308
Iridex Corp.*	1,000	3,690
IRIS International, Inc.*	4,200	81,984
LeMaitre Vascular, Inc.	6,218	39,919
Masimo Corp.*	11,836	286,194
Merit Medical Systems, Inc.*	15,874	236,999
Misonix, Inc.(a)*	2,200	9,218
Natus Medical, Inc.*	8,702	113,735
Neogen Corp.(a)*	3,613	154,275
NuVasive, Inc.*	9,713	222,525
OraSure Technologies, Inc.*	3,514	39,076
Orthofix International NV*	3,696	165,396
Palomar Medical Technologies, Inc.*	3,882	36,646
PhotoMedex, Inc.(a)*	2,582	36,303
Quidel Corp.(a)*	9,318	176,390
Rochester Medical Corp.(a)*	1,500	17,715
Rockwell Medical Technologies, Inc.(a)*	2,038	16,650
RTI Biologics, Inc.*	11,039	46,033
Solta Medical, Inc.*	10,131	31,811
Spectranetics Corp.*	7,200	106,200
Staar Surgical Co.*	5,280	39,917
STERIS Corp.	14,088	499,701
SurModics, Inc.*	3,700	74,814
See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Symmetry Medical, Inc.*	11,100	$109,779
Theragenics Corp.*	7,500	12,900
Thoratec Corp.*	15,718	543,843
Tornier NV*	1,066	20,201
TranS1, Inc.(a)*	2,263	5,974
Uroplasty, Inc.*	2,952	11,247
Utah Medical Products, Inc.	831	28,246
Vascular Solutions, Inc.*	6,500	96,265
West Pharmaceutical Services, Inc.(a)	7,400	392,718
Wright Medical Group, Inc.(a)*	8,500	187,935
Young Innovations, Inc.(a)	1,900	74,290
		8,149,599
Health Care Providers & Services — 3.7%
Acadia Healthcare Co., Inc.*	1,075	25,639
Air Methods Corp.(a)*	3,348	399,651
Almost Family, Inc.*	1,325	28,196
Amedisys, Inc.*	6,367	87,928
AMN Healthcare Services, Inc.*	9,000	90,540
Amsurg Corp.*	7,750	219,945
Assisted Living Concepts, Inc., Class A(a)	4,248	32,412
Bio-Reference Labs, Inc.(a)*	6,683	191,000
BioScrip, Inc.*	12,988	118,321
Brookdale Senior Living, Inc.(a)*	4,203	97,594
Capital Senior Living Corp.*	9,398	135,989
Centene Corp.*	10,900	407,769
Chemed Corp.(a)	5,500	381,095
Chindex International, Inc.(a)*	2,640	27,271
Community Health Systems, Inc.*	1,072	31,238
Corvel Corp.(a)*	2,550	114,112
Cross Country Healthcare, Inc.(a)*	6,900	32,568
Emeritus Corp.(a)*	9,685	202,804
Ensign Group, Inc. (The)	5,064	154,984
ExamWorks Group, Inc.(a)*	2,345	34,987
Five Star Quality Care, Inc.*	12,800	65,408
Gentiva Health Services, Inc.(a)*	6,500	73,580
Hanger, Inc.*	8,636	246,385
Health Management Associates, Inc., Class A*	17,263	144,837
Healthsouth Corp.*	17,391	418,427
Healthways, Inc.*	6,798	79,605
IPC The Hospitalist Co., Inc.(a)*	2,665	121,790
Kindred Healthcare, Inc.(a)*	11,383	129,539
Landauer, Inc.	1,800	107,496
LCA-Vision, Inc.(a)*	5,917	23,905
LHC Group, Inc.*	3,800	70,186
LifePoint Hospitals, Inc.(a)*	11,278	482,473
Magellan Health Services, Inc.*	11,300	583,193
Medcath Corp.(b)*	3,122	4,277
Metropolitan Health Networks, Inc.*	12,789	119,449
Molina Healthcare, Inc.*	11,450	287,967
MWI Veterinary Supply, Inc.*	2,292	244,511
National Healthcare Corp.(a)	3,000	143,220
National Research Corp.	1,475	74,148
Owens & Minor, Inc.(a)	14,178	423,639
PDI, Inc.*	3,600	28,692
PharMerica Corp.*	5,650	71,529
Providence Service Corp. (The)*	4,498	58,429
PSS World Medical, Inc.(a)*	24,238	552,142
Psychemedics Corp.	400	4,860
RadNet, Inc.*	8,150	22,657
Select Medical Holdings Corp.*	32,321	362,965
Skilled Healthcare Group, Inc., Class A(a)*	3,695	23,759
Sun Healthcare Group, Inc.(a)*	4,743	40,150
Sunrise Senior Living, Inc.*	11,840	168,957
Team Health Holdings, Inc.*	14,045	381,041
Tenet Healthcare Corp.*	59,016	370,030
Triple-S Management Corp., Class B*	4,035	84,331
U.S. Physical Therapy, Inc.	2,650	73,219
Universal American Corp.(a)*	16,273	150,363
VCA Antech, Inc.*	17,829	351,766
		9,402,968
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.*	1,785	22,187
Arrhythmia Research Technology, Inc.	200	439
Computer Programs & Systems, Inc.(a)	1,836	101,990
Epocrates, Inc.(a)*	575	6,699
HealthStream, Inc.(a)*	6,062	172,524
MedAssets, Inc.*	13,939	248,114
Medidata Solutions, Inc.*	4,602	190,983
Omnicell, Inc.*	9,363	130,146
Quality Systems, Inc.	4,774	88,558
Simulations Plus, Inc.	800	3,688
		965,328
Hotels, Restaurants & Leisure — 4.1%
AFC Enterprises, Inc.*	6,349	156,185
Ambassadors Group, Inc.	3,300	17,820
Ameristar Casinos, Inc.	9,200	163,760
Bally Technologies, Inc.(a)*	10,699	528,424
Biglari Holdings, Inc.*	332	121,200
BJ's Restaurants, Inc.*	5,454	247,339
Bluegreen Corp.(a)*	7,100	44,588
Bob Evans Farms, Inc.(a)	7,000	273,910
Boyd Gaming Corp.(a)*	16,663	117,641
Bravo Brio Restaurant Group, Inc.*	2,802	40,769
Brinker International, Inc.(a)	16,410	579,273
Buffalo Wild Wings, Inc.(a)*	3,233	277,197
Caribou Coffee Co., Inc.(a)*	5,058	69,446
Carrols Restaurant Group, Inc.(a)*	8,600	49,536
CEC Entertainment, Inc.	5,150	155,118
Cheesecake Factory, Inc. (The)(a)	13,476	481,767
Choice Hotels International, Inc.(a)	6,076	194,371
Churchill Downs, Inc.	3,820	239,590
Cracker Barrel Old Country Store, Inc.	5,000	335,550
DineEquity, Inc.(a)*	3,900	218,400
Domino's Pizza, Inc.	16,189	610,325
Dover Downs Gaming & Entertainment, Inc.	3,400	8,466
Dover Motorsports, Inc.*	4,000	5,560
Einstein Noah Restaurant Group, Inc.	3,600	63,684
Entertainment Gaming Asia, Inc.(a)*	2,182	4,473
Famous Dave's Of America, Inc.(a)*	2,145	20,420
Fiesta Restaurant Group, Inc.*	8,600	136,482
Frisch's Restaurants, Inc.(a)	695	13,796
Full House Resorts, Inc.*	4,300	16,125
Gaming Partners International Corp.	1,300	8,255
International Speedway Corp., Class A	6,832	193,824
Interval Leisure Group, Inc.(a)	15,989	302,672
Isle of Capri Casinos, Inc.*	3,087	21,455
Jack in the Box, Inc.*	14,400	404,784
Kona Grill, Inc.*	1,540	13,783
Krispy Kreme Doughnuts, Inc.(a)*	15,525	123,113
Life Time Fitness, Inc.(a)*	10,707	489,738
Luby's, Inc.*	7,260	48,860
Marcus Corp.	4,500	49,950
Monarch Casino & Resort, Inc.*	3,600	31,356
MTR Gaming Group, Inc.(a)*	6,300	26,523

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Multimedia Games Holding Co., Inc.*	6,030	$94,852
Nathan's Famous, Inc.(a)*	1,385	43,558
Orient-Express Hotels Ltd., Class A*	24,567	218,646
Papa John's International, Inc.*	6,315	337,284
Peet's Coffee & Tea, Inc.*	1,362	99,889
Pinnacle Entertainment, Inc.*	13,499	165,363
Red Lion Hotels Corp.(a)*	4,500	28,125
Red Robin Gourmet Burgers, Inc.*	3,300	107,448
Rick's Cabaret International, Inc.(a)*	2,209	18,291
Ruby Tuesday, Inc.(a)*	14,262	103,400
Ruth's Hospitality Group, Inc.*	8,054	51,304
Ryman Hospitality Properties, Inc.*	10,022	396,170
Scientific Games Corp., Class A*	19,954	165,020
Shuffle Master, Inc.*	13,762	217,577
Sonic Corp.*	15,175	155,847
Speedway Motorsports, Inc.(a)	10,200	157,080
Texas Roadhouse, Inc.(a)	15,300	261,630
Town Sports International Holdings, Inc.*	8,000	98,960
Vail Resorts, Inc.	8,330	480,225
Wendy's Co. (The)	22,286	101,401
WMS Industries, Inc.(a)*	10,892	178,411
		10,386,009
Household Durables — 1.3%
American Greetings Corp., Class A(a)	9,420	158,256
Bassett Furniture Industries, Inc.(a)	2,600	32,370
Beazer Homes USA, Inc.(a)*	16,520	58,646
Blyth, Inc.(a)	4,000	103,960
California Coastal Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.(a)*	1,100	50,479
CSS Industries, Inc.	2,100	43,155
Dixie Group, Inc. (The)*	2,300	8,349
Emerson Radio Corp.*	1,300	2,685
Ethan Allen Interiors, Inc.	7,100	155,632
Flexsteel Industries, Inc.	319	6,603
Helen of Troy Ltd.*	7,111	226,343
Hooker Furniture Corp.(a)	2,500	32,475
iRobot Corp.*	2,783	63,341
KB Home(a)	18,500	265,475
La-Z-Boy, Inc.*	12,086	176,818
Libbey, Inc.*	4,508	71,136
Lifetime Brands, Inc.(a)	3,200	38,112
M.D.C. Holdings, Inc.	11,867	456,998
M/I Homes, Inc.*	6,041	116,833
Meritage Homes Corp.(a)*	7,928	301,502
NACCO Industries, Inc., Class A	1,000	125,410
Orleans Homebuilders, Inc.(b)*	4,953	—
Ryland Group, Inc. (The)	11,100	333,000
Sealy Corp.(a)*	10,800	23,544
Skullcandy, Inc.(a)*	758	10,423
Standard Pacific Corp.(a)*	44,971	304,004
Stanley Furniture Co., Inc.(a)*	927	4,514
Universal Electronics, Inc.(a)*	2,800	49,224
Zagg, Inc.*	2,634	22,468
		3,241,755
Household Products — 0.4%
Central Garden and Pet Co.*	5,300	63,017
Central Garden and Pet Co., Class A(a)*	8,850	106,908
Orchids Paper Products Co.(a)	1,224	22,081
Spectrum Brands Holdings, Inc.*	13,807	552,418
WD-40 Co.	5,000	263,200
		1,007,624
Independent Power Producers & Energy Traders — 0.2%
Atlantic Power Corp.(a)	23,980	358,741
Genie Energy Ltd.(a)	4,900	35,133
Ormat Technologies, Inc.(a)	8,635	161,906
Synthesis Energy Systems, Inc.(a)*	5,474	7,226
		563,006
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	7,200	211,896
Standex International Corp.	2,700	120,015
		331,911
Insurance — 4.2%
American Equity Investment Life Holding Co.(a)	14,459	168,158
American National Insurance Co.	63	4,525
American Safety Insurance Holdings Ltd.*	1,683	31,455
Amerisafe, Inc.*	3,900	105,846
Amtrust Financial Services, Inc.	16,605	425,420
Argo Group International Holdings Ltd.	6,959	225,402
Aspen Insurance Holdings Ltd.	17,232	525,404
Baldwin & Lyons, Inc., Class B(a)	1,818	43,468
Citizens, Inc., Class A(a)*	11,958	125,439
CNO Financial Group, Inc.	60,833	587,038
Crawford & Co., Class A(a)	10,528	45,481
Crawford & Co., Class B	3,991	19,995
Donegal Group, Inc., Class A	4,648	65,258
Eastern Insurance Holdings, Inc.	1,700	28,509
eHealth, Inc.*	4,659	87,449
EMC Insurance Group, Inc.(a)	3,800	79,800
Employers Holdings, Inc.	8,742	160,241
Endurance Specialty Holdings Ltd.	10,080	388,080
Enstar Group Ltd.*	2,824	281,412
FBL Financial Group, Inc., Class A(a)	6,600	219,120
First Acceptance Corp.*	15,539	17,870
First American Financial Corp.	23,254	503,914
Flagstone Reinsurance Holdings SA	16,257	139,648
Global Indemnity PLC*	3,524	77,105
Greenlight Capital Re Ltd., Class A*	7,603	188,174
Hallmark Financial Services*	5,700	46,398
Hanover Insurance Group, Inc. (The)	7,119	265,254
Hilltop Holdings, Inc.*	11,515	146,356
Homeowners Choice, Inc.(a)	2,348	55,178
Horace Mann Educators Corp.	9,218	166,938
Independence Holding Co.(a)	3,520	35,446
Infinity Property & Casualty Corp.	4,300	259,677
Investors Title Co.(a)	87	5,676
Kemper Corp.	13,679	420,082
Maiden Holdings Ltd.	14,533	129,198
MBIA, Inc.(a)*	46,492	470,964
Meadowbrook Insurance Group, Inc.	13,262	101,985
Mercury General Corp.	2,536	98,016
Montpelier Re Holdings Ltd.	15,417	341,178
National Financial Partners Corp.(a)*	9,600	162,240
National Interstate Corp.	4,200	108,360
Navigators Group, Inc. (The)*	3,600	177,210
OneBeacon Insurance Group Ltd., Class A	4,825	64,848
Phoenix Companies, Inc. (The)*	304	9,324
Platinum Underwriters Holdings Ltd.	7,812	319,276
Presidential Life Corp.	6,036	84,082
Primerica, Inc.	15,395	440,913
Protective Life Corp.	9,684	253,818
RLI Corp.	5,800	386,628
Safety Insurance Group, Inc.	3,900	178,932
SeaBright Holdings, Inc.	4,800	52,800
Selective Insurance Group	13,800	262,062

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
StanCorp Financial Group, Inc.	8,398	$262,354
State Auto Financial Corp.	9,900	162,261
Stewart Information Services Corp.	3,258	65,616
Symetra Financial Corp.	25,025	307,808
Tower Group, Inc.(a)	8,548	165,746
Unico American Corp.	1,700	19,227
United Fire Group, Inc.	6,100	153,232
Universal Insurance Holdings, Inc.(a)	8,650	33,303
		10,756,597
Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A*	9,768	36,434
Blue Nile, Inc.*	354	13,130
Gaiam, Inc., Class A(a)*	2,400	8,376
Hollywood Media Corp.*	10,017	13,423
HomeAway, Inc.*	573	13,437
HSN, Inc.(a)	13,883	680,961
NutriSystem, Inc.(a)	6,496	68,403
Orbitz Worldwide, Inc.(a)*	20,694	52,770
Overstock.com, Inc.(a)*	2,600	26,936
PetMed Express, Inc.(a)	8,500	85,340
Shutterfly, Inc.(a)*	8,113	252,476
US Auto Parts Network, Inc.(a)*	6,100	21,106
Valuevision Media, Inc., Class A(a)*	7,971	18,732
Vitacost.com, Inc.(a)*	1,333	9,038
		1,300,562
Internet Software & Services — 2.0%
Active Network, Inc. (The)(a)*	793	9,936
Ancestry.com, Inc.*	11,385	342,461
AOL, Inc.*	8,187	288,428
Bankrate, Inc.*	838	13,056
Blucora, Inc.*	9,900	176,319
comScore, Inc.(a)*	2,169	33,077
Constant Contact, Inc.(a)*	3,730	64,902
CoStar Group, Inc.*	5,232	426,617
DealerTrack Holdings, Inc.*	8,700	242,295
Demand Media, Inc.(a)*	7,316	79,525
Dice Holdings, Inc.(a)*	21,227	178,731
Digital River, Inc.*	8,400	139,944
Earthlink, Inc.	26,700	190,104
Envestnet, Inc.(a)*	4,901	57,342
Internap Network Services Corp.*	18,988	133,865
Ipass, Inc.(a)*	14,400	31,680
j2 Global, Inc.(a)	9,900	324,918
Keynote Systems, Inc.	3,480	50,390
KIT Digital, Inc.(a)*	9,981	29,943
Limelight Networks, Inc.(a)*	23,946	56,034
Liquidity Services, Inc.(a)*	4,406	221,225
LogMeIn, Inc.(a)*	630	14,131
Market Leader, Inc.*	7,323	49,064
Monster Worldwide, Inc.(a)*	4,294	31,475
Move, Inc.*	4,387	37,816
NIC, Inc.	15,366	227,417
Onvia, Inc.(a)*	181	657
OpenTable, Inc.(a)*	1,242	51,667
Perficient, Inc.*	7,000	84,490
QuinStreet, Inc.*	9,301	78,035
RealNetworks, Inc.(a)*	7,600	63,232
Reis, Inc.*	2,638	30,179
Responsys, Inc.(a)*	1,377	14,087
Saba Software, Inc.*	4,624	46,194
Soundbite Communications, Inc.(a)*	700	1,610
Spark Networks, Inc.(a)*	6,600	40,392
Stamps.com, Inc.*	3,476	80,435
support.com, Inc.(a)*	11,250	47,588
TechTarget, Inc.*	10,402	61,476
Tower Automotive, Inc.(b)*	6,500	—
United Online, Inc.(a)	31,957	176,403
Valueclick, Inc.*	16,915	290,769
VistaPrint NV(a)*	7,215	246,392
Web.com Group, Inc.(a)*	8,914	160,006
XO Group, Inc.*	6,500	54,275
Zix Corp.*	8,420	24,165
		5,002,747
IT Services — 3.0%
Acxiom Corp.*	19,589	357,891
CACI International, Inc., Class A*	6,700	346,993
Cardtronics, Inc.*	10,264	305,662
Cass Information Systems, Inc.(a)	1,630	68,411
Ciber, Inc.*	15,799	54,822
Computer Task Group, Inc.(a)*	4,027	65,157
Convergys Corp.(a)	29,137	456,577
CoreLogic, Inc.*	16,824	446,341
CSG Systems International, Inc.*	10,600	238,394
Dynamics Research Corp.(a)*	2,200	15,070
Edgewater Technology, Inc.*	2,300	8,993
Euronet Worldwide, Inc.*	11,728	220,369
ExlService Holdings, Inc.*	7,800	230,100
Forrester Research, Inc.(a)	8,761	252,054
Global Cash Access Holdings, Inc.*	21,692	174,621
Hackett Group, Inc. (The)*	8,900	37,202
Heartland Payment Systems, Inc.	9,197	291,361
Higher One Holdings, Inc.(a)*	2,831	38,162
iGate Corp.*	16,379	297,606
Innodata, Inc.(a)*	5,684	23,020
Lender Processing Services, Inc.	12,703	354,287
Lionbridge Technologies, Inc.*	430	1,514
Mantech International Corp., Class A(a)	5,280	126,720
Mattersight Corp.(a)*	2,167	12,829
MAXIMUS, Inc.	8,800	525,536
ModusLink Global Solutions, Inc.*	3,550	13,099
MoneyGram International, Inc.*	6,544	97,767
NeuStar, Inc., Class A*	12,293	492,089
Official Payments Holdings, Inc.*	3,900	19,227
Online Resources Corp.*	7,229	21,181
PRGX Global, Inc.*	3,839	32,862
Sapient Corp.*	32,503	346,482
Syntel, Inc.	9,300	580,413
TeleTech Holdings, Inc.*	13,200	225,060
TNS, Inc.*	4,841	72,373
Unisys Corp.(a)*	8,067	167,955
Virtusa Corp.*	7,876	139,956
Wright Express Corp.(a)*	7,502	523,039
		7,681,195
Leisure Equipment & Products — 0.6%
Arctic Cat, Inc.*	3,625	150,292
Black Diamond, Inc.*	1,900	16,663
Brunswick Corp.	17,545	397,043
Callaway Golf Co.(a)	14,500	89,030
Cybex International, Inc.(a)*	4,100	5,904
Escalade, Inc.(a)	1,950	10,433
Jakks Pacific, Inc.(a)	5,129	74,730
Johnson Outdoors, Inc., Class A*	1,000	21,390
Leapfrog Enterprises, Inc.*	12,889	116,259
Marine Products Corp.	10,020	59,719
Nautilus, Inc.*	3,121	8,177
Smith & Wesson Holding Corp.(a)*	12,562	138,308

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products (Continued)
Steinway Musical Instruments*	2,573	$62,678
Sturm Ruger & Co., Inc.(a)	6,513	322,328
		1,472,954
Life Sciences Tools & Services — 0.4%
Affymetrix, Inc.*	1,353	5,859
BioClinica, Inc.*	3,200	20,448
Cambrex Corp.*	7,028	82,438
Charles River Laboratories International, Inc.*	9,930	393,228
Furiex Pharmaceuticals, Inc.*	2,517	48,024
Harvard Bioscience, Inc.*	10,123	42,820
Luminex Corp.*	1,180	22,939
Parexel International Corp.*	14,526	446,820
pSivida Corp.(a)*	1,891	3,120
Strategic Diagnostics, Inc.*	7,150	8,938
		1,074,634
Machinery — 3.9%
Accuride Corp.*	1,836	8,556
Actuant Corp., Class A(a)	17,051	488,000
Adept Technology, Inc.(a)*	1,000	3,950
Alamo Group, Inc.	2,600	87,828
Albany International Corp., Class A	7,000	153,790
Altra Holdings, Inc.	5,857	106,597
American Railcar Industries, Inc.*	5,900	167,206
Ampco-Pittsburgh Corp.	2,200	40,590
Astec Industries, Inc.*	5,264	166,395
Barnes Group, Inc.	13,700	342,637
Blount International, Inc.(a)*	11,988	157,762
Briggs & Stratton Corp.(a)	11,900	222,173
Cascade Corp.	2,400	131,376
Chart Industries, Inc.*	6,034	445,611
CIRCOR International, Inc.	3,584	135,296
Columbus McKinnon Corp.*	4,066	61,437
Commercial Vehicle Group, Inc.*	6,000	44,100
Douglas Dynamics, Inc.(a)	6,195	91,624
Dynamic Materials Corp.	2,800	42,056
Eastern Co. (The)	500	9,370
Energy Recovery, Inc.*	8,000	23,680
EnPro Industries, Inc.(a)*	6,974	251,134
ESCO Technologies, Inc.	5,822	226,185
Federal Signal Corp.*	13,749	86,894
Flow International Corp.(a)*	8,079	29,892
FreightCar America, Inc.	2,400	42,696
Gorman-Rupp Co. (The)(a)	4,364	117,828
Graham Corp.	1,900	34,333
Greenbrier Cos., Inc.(a)*	6,166	99,519
Hardinge, Inc.	2,400	24,600
Harsco Corp.	15,460	317,394
Hurco Cos., Inc.*	1,000	22,880
ITT Corp.	10,534	212,260
John Bean Technologies Corp.	6,469	105,639
Kadant, Inc.*	3,400	78,846
Kaydon Corp.(a)	7,475	166,991
Key Technology, Inc.*	1,100	10,560
LB Foster Co., Class A	1,776	57,436
Lindsay Corp.(a)	2,399	172,656
Lydall, Inc.*	3,767	53,077
Manitex International, Inc.*	1,300	9,399
Manitowoc Co., Inc. (The)	32,949	439,540
Meritor, Inc.*	14,900	63,176
Met-Pro Corp.	4,417	39,532
Mfri, Inc.*	1,900	11,020
Middleby Corp.*	4,140	478,749
Miller Industries, Inc.	2,200	35,310
Mueller Industries, Inc.	8,775	398,999
Mueller Water Products, Inc., Class A	38,191	187,136
NN, Inc.*	4,300	36,507
Omega Flex, Inc.(a)*	488	5,178
PMFG, Inc.(a)*	2,118	17,135
RBC Bearings, Inc.*	4,700	226,070
Robbins & Myers, Inc.	11,014	656,434
Sauer-Danfoss, Inc.	10,900	438,289
Sun Hydraulics Corp.	5,700	151,449
Supreme Industries, Inc., Class A(a)*	1,197	4,369
Tennant Co.	3,939	168,668
Terex Corp.(a)*	1,916	43,263
Titan International, Inc.(a)	8,474	149,651
Toro Co. (The)	10,509	418,048
Trimas Corp.*	10,000	241,100
Trinity Industries, Inc.	11,028	330,509
Twin Disc, Inc.(a)	2,200	39,380
Watts Water Technologies, Inc., Class A(a)	7,500	283,725
		9,913,490
Marine — 0.1%
Baltic Trading Ltd.	2,723	8,795
Genco Shipping & Trading Ltd.(a)*	3,877	14,267
International Shipholding Corp.(a)	710	11,978
Matson, Inc.(a)	8,900	186,099
		221,139
Media — 1.8%
Arbitron, Inc.(a)	6,200	234,980
Ballantyne Strong, Inc.*	3,464	14,410
Beasley Broadcasting Group, Inc., Class A*	1,657	8,086
Belo Corp., Class A	23,424	183,410
Carmike Cinemas, Inc.*	3,862	43,448
Central European Media Enterprises Ltd., Class A*	5,904	38,435
Crown Media Holdings, Inc., Class A(a)*	11,600	19,372
CTC Media, Inc.	4,629	42,170
Cumulus Media, Inc., Class A(a)*	1,510	4,137
Dial Global, Inc.*	5,114	13,859
Digital Generation, Inc.(a)*	5,472	62,162
DreamWorks Animation SKG, Inc., Class A(a)*	17,520	336,910
Entercom Communications Corp., Class A(a)*	2,000	13,720
EW Scripps Co., Class A*	9,673	103,018
Fisher Communications, Inc.*	1,100	40,436
Gray Television, Inc.*	6,176	14,081
Harris Interactive, Inc.(a)*	14,810	21,623
Harte-Hanks, Inc.	20,583	142,640
Here Media, Inc.*	499	5
Here Media, Inc., Special Shares*	499	5
Journal Communications, Inc., Class A*	16,694	86,809
Lin TV Corp., Class A*	1,746	7,682
Lions Gate Entertainment Corp.(a)*	22,251	339,773
Live Nation Entertainment, Inc.(a)*	42,522	366,114
Madison Square Garden Co. (The), Class A*	8,453	340,402
Martha Stewart Living Omnimedia, Class A(a)	1,221	3,749
McClatchy Co. (The), Class A(a)*	13,196	29,427
Meredith Corp.(a)	9,000	315,000
National CineMedia, Inc.	11,697	191,480
Navarre Corp.*	5,272	8,224
New Frontier Media, Inc.(a)*	7,900	10,507
New York Times Co. (The), Class A(a)*	31,959	311,920

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Nexstar Broadcasting Group, Inc., Class A*	2,098	$22,281
Outdoor Channel Holdings, Inc.(a)	9,100	66,248
Radio One, Inc.(a)*	6,700	5,561
Regal Entertainment Group, Class A(a)	26,218	368,887
Rentrak Corp.(a)*	1,900	32,167
Saga Communications, Inc., Class A(a)*	837	33,915
Scholastic Corp.(a)	8,100	257,418
Sinclair Broadcast Group, Inc., Class A(a)	10,500	117,705
Valassis Communications, Inc.(a)*	10,800	266,652
World Wrestling Entertainment, Inc., Class A	4,600	37,030
		4,555,858
Metals & Mining — 1.4%
A.M. Castle & Co.(a)*	5,100	63,699
AK Steel Holding Corp.(a)	15,477	74,290
AMCOL International Corp.(a)	7,925	268,499
Century Aluminum Co.(a)*	19,815	141,677
Commercial Metals Co.	29,035	383,262
Contango ORE, Inc.(a)*	350	2,884
Friedman Industries, Inc.	700	7,133
General Moly, Inc.*	18,758	59,463
Globe Specialty Metals, Inc.	14,315	217,874
Gold Resource Corp.(a)	322	6,907
Haynes International, Inc.	2,200	114,730
Hecla Mining Co.(a)	59,121	387,243
Horsehead Holding Corp.(a)*	8,674	81,015
Kaiser Aluminum Corp.(a)	4,533	264,682
Materion Corp.(a)	4,600	109,480
McEwen Mining, Inc.(a)*	11,362	52,152
Metals USA Holdings Corp.*	7,762	103,778
Mines Management, Inc.(a)*	8,088	12,456
Noranda Aluminum Holding Corp.	12,992	86,916
Olympic Steel, Inc.(a)	2,400	40,512
Revett Minerals, Inc.*	2,266	8,067
RTI International Metals, Inc.(a)*	6,900	165,186
Schnitzer Steel Industries, Inc., Class A(a)	5,061	142,467
Stillwater Mining Co.*	21,000	247,590
SunCoke Energy, Inc.*	3,028	48,811
Universal Stainless & Alloy*	1,400	52,010
Worthington Industries, Inc.(a)	17,700	383,382
		3,526,165
Multi-Utilities — 0.5%
Avista Corp.	12,400	319,176
Black Hills Corp.	7,800	277,446
CH Energy Group, Inc.(a)	3,800	247,798
NorthWestern Corp.	8,500	307,955
		1,152,375
Multiline Retail — 0.3%
ALCO Stores, Inc.(a)*	200	1,396
Bon-Ton Stores, Inc. (The)(a)	2,700	25,650
Fred's, Inc., Class A(a)	8,987	127,885
Gordmans Stores, Inc.*	2,170	40,036
Saks, Inc.(a)*	39,776	410,091
Tuesday Morning Corp.*	9,403	61,590
		666,648
Office Electronics — 0.1%
Zebra Technologies Corp., Class A*	9,827	368,906
Oil, Gas & Consumable Fuels — 2.9%
Abraxas Petroleum Corp.*	19,200	44,160
Adams Resources & Energy, Inc.	900	27,450
Alon USA Energy, Inc.	9,865	135,150
Approach Resources, Inc.(a)*	7,841	236,249
Barnwell Industries, Inc.(a)*	2,159	6,952
Berry Petroleum Co., Class A(a)	1,429	58,060
Bill Barrett Corp.(a)*	10,895	269,869
Black Ridge Oil and Gas, Inc.(a)*	2,059	721
BPZ Resources, Inc.*	14,739	42,154
Callon Petroleum Co.*	9,264	56,974
Carrizo Oil & Gas, Inc.(a)*	9,054	226,441
Cheniere Energy, Inc.(a)*	2,000	31,100
Clayton Williams Energy, Inc.*	2,100	108,969
Clean Energy Fuels Corp.(a)*	21,441	282,378
Cloud Peak Energy, Inc.*	15,189	274,921
Comstock Resources, Inc.(a)*	10,536	193,652
Contango Oil & Gas Co.(a)*	3,500	171,990
Crimson Exploration, Inc.*	8,391	35,830
Crosstex Energy, Inc.(a)	15,460	216,904
CVR Energy, Inc.(c)*	21,682	—
Delek US Holdings, Inc.	12,078	307,868
Double Eagle Petroleum Co.(a)*	1,550	8,571
Emerald Oil, Inc.(a)*	2,059	1,709
Endeavour International Corp.(a)*	8,544	82,620
EPL Oil & Gas, Inc.*	9,173	186,120
Evolution Petroleum Corp.*	6,400	51,712
EXCO Resources, Inc.	19,425	155,594
FieldPoint Petroleum Corp.(a)*	1,200	5,472
Forest Oil Corp.(a)*	18,116	153,080
FX Energy, Inc.*	2,450	18,277
Gevo, Inc.(a)*	1,075	2,290
Green Plains Renewable Energy, Inc.*	7,838	45,931
Gulfport Energy Corp.*	11,682	365,179
Halcon Resources Corp.*	11,379	83,408
Harvest Natural Resources, Inc.*	7,400	66,008
HKN, Inc.(a)*	4,194	8,262
Houston American Energy Corp.(a)*	6,452	5,806
Magnum Hunter Resources Corp.(a)*	21,783	96,717
McMoRan Exploration Co.(a)*	366	4,300
Nordic American Tankers Ltd.(a)	4,131	41,640
Northern Oil and Gas, Inc.*	13,240	224,948
Overseas Shipholding Group, Inc.	2,209	14,579
Panhandle Oil and Gas, Inc., Class A(a)	1,289	39,534
PDC Energy, Inc.(a)*	5,900	186,617
Penn Virginia Corp.(a)	7,864	48,757
Petroquest Energy, Inc.*	12,273	82,352
Rentech, Inc.*	21,307	52,415
Rex American Resources Corp.(a)*	1,575	28,366
Rex Energy Corp.(a)*	10,555	140,909
Royale Energy, Inc.*	1,600	6,464
SemGroup Corp., Class A*	8,201	302,207
Ship Finance International Ltd.(a)	16,636	261,518
Stone Energy Corp.*	10,392	261,047
Swift Energy Co.(a)*	9,200	192,096
Targa Resources Corp.	5,880	295,999
Teekay Corp.(a)	6,917	215,810
Triangle Petroleum Corp.(a)*	4,268	30,559
Vaalco Energy, Inc.*	13,164	112,552
Venoco, Inc.*	9,035	107,336
W&T Offshore, Inc.(a)	15,533	291,710
Western Refining, Inc.	19,043	498,546
Zion Oil & Gas, Inc.*	3,651	8,361
		7,513,170
Paper & Forest Products — 0.8%
Buckeye Technologies, Inc.	10,000	320,600
Clearwater Paper Corp.*	5,312	219,439
Deltic Timber Corp.(a)	2,800	182,728
KapStone Paper and Packaging Corp.*	11,229	251,417

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products (Continued)
Louisiana-Pacific Corp.(a)*	34,384	$429,800
Mercer International, Inc.(a)*	9,357	69,803
Neenah Paper, Inc.	3,300	94,512
P. H. Glatfelter Co.	10,600	188,786
Resolute Forest Products(a)*	3,094	40,222
Schweitzer-Mauduit International, Inc.	6,200	204,538
Wausau Paper Corp.(a)	11,200	103,712
		2,105,557
Personal Products — 0.6%
CCA Industries, Inc.(a)	556	2,368
Elizabeth Arden, Inc.(a)*	10,900	514,916
Inter Parfums, Inc.	6,746	123,452
Medifast, Inc.*	3,300	86,295
Natural Alternatives International, Inc.*	1,000	6,160
Natures Sunshine Products, Inc.(a)	2,700	44,118
Nutraceutical International Corp.(a)*	2,300	36,248
Physicians Formula Holdings, Inc.*	1,300	6,331
Prestige Brands Holdings, Inc.*	11,200	189,952
Revlon, Inc., Class A(a)*	13,381	206,603
Schiff Nutrition International, Inc.*	4,641	112,266
United-Guardian, Inc.(a)	600	11,340
USANA Health Sciences, Inc.(a)*	3,400	157,998
		1,498,047
Pharmaceuticals — 1.4%
Akorn, Inc.(a)*	20,100	265,722
Corcept Therapeutics, Inc.(a)*	4,500	12,555
Cumberland Pharmaceuticals, Inc.(a)*	5,912	38,192
Depomed, Inc.(a)*	13,227	78,172
Endocyte, Inc.*	894	8,913
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	88,669
Impax Laboratories, Inc.*	14,300	371,228
Lannett Co., Inc.*	4,650	22,459
Medicines Co. (The)*	21,641	558,554
Medicis Pharmaceutical Corp., Class A	12,800	553,856
Obagi Medical Products, Inc.*	4,700	58,327
Pain Therapeutics, Inc.(a)*	5,500	27,775
Par Pharmaceutical Cos., Inc.*	8,790	439,324
Pozen, Inc.*	10,087	66,877
Santarus, Inc.*	11,847	105,201
Sciclone Pharmaceuticals, Inc.(a)*	18,255	101,315
Sucampo Pharmaceuticals, Inc., Class A*	3,198	16,086
Transcept Pharmaceuticals, Inc.*	2,528	13,424
Viropharma, Inc.(a)*	25,800	779,676
XenoPort, Inc.*	5,338	61,173
		3,667,498
Professional Services — 1.5%
Acacia Research Corp.*	7,978	218,677
Advisory Board Co. (The)*	7,081	338,684
Barrett Business Services, Inc.	2,100	56,910
CBIZ, Inc.(a)*	15,700	94,514
CDI Corp.(a)	4,800	81,744
Competitive Technologies, Inc.(a)*	1,800	1,206
Corporate Executive Board Co. (The)	6,993	375,035
CRA International, Inc.*	2,200	38,016
Dolan Media Co. (The)*	6,400	34,432
Exponent, Inc.*	2,610	149,005
Franklin Covey Co.*	4,000	48,000
FTI Consulting, Inc.*	9,847	262,718
GP Strategies Corp.*	3,999	77,261
Heidrick & Struggles International, Inc.	3,700	47,138
Hill International, Inc.*	9,200	40,112
Hudson Global, Inc.*	2,471	11,021
Huron Consulting Group, Inc.*	5,651	196,768
ICF International, Inc.*	4,955	99,595
Insperity, Inc.	5,700	143,811
Kelly Services, Inc., Class A	8,211	103,459
Kforce, Inc.*	10,079	118,831
Korn/Ferry International*	11,693	179,254
Mastech Holdings, Inc.(a)*	849	4,245
Mistras Group, Inc.*	5,383	124,886
National Technical Systems, Inc.*	1,400	10,612
Navigant Consulting, Inc.*	13,900	153,595
Odyssey Marine Exploration, Inc.(a)*	10,650	33,654
On Assignment, Inc.*	12,485	248,701
Pendrell Corp.*	11,761	13,290
RCM Technologies, Inc.(a)*	2,995	16,293
Resources Connection, Inc.	11,115	145,718
RPX Corp.*	1,493	16,736
SmartPros Ltd.	1,000	1,640
TrueBlue, Inc.*	11,123	174,853
Volt Information Sciences, Inc.(a)*	4,949	31,921
VSE Corp.(a)	850	20,816
		3,713,151
Real Estate Management & Development — 0.6%
Alexander & Baldwin, Inc.*	8,689	256,586
Altisource Portfolio Solutions SA*	5,967	514,654
AV Homes, Inc.(a)*	2,349	34,859
Consolidated-Tomoka Land Co.(a)	1,100	36,179
Forestar Group, Inc.*	8,034	133,847
Kennedy-Wilson Holdings, Inc.(a)	5,457	76,234
St. Joe Co. (The)(a)*	13,313	259,604
Tejon Ranch Co.*	8,031	241,251
Thomas Properties Group, Inc.(a)	13,872	80,735
		1,633,949
Road & Rail — 1.6%
AMERCO, Inc.	4,600	489,256
Arkansas Best Corp.	5,700	45,144
Avis Budget Group, Inc.*	26,153	402,233
Celadon Group, Inc.	5,010	80,511
Con-way, Inc.	13,191	361,038
Covenant Transportation Group, Inc., Class A*	1,500	6,900
Dollar Thrifty Automotive Group, Inc.(a)*	4,400	382,492
Heartland Express, Inc.(a)	23,624	315,617
Knight Transportation, Inc.(a)	20,700	296,010
Marten Transport Ltd.	4,614	81,068
Old Dominion Freight Line, Inc.*	13,455	405,803
P.A.M. Transportation Services, Inc.	3,196	31,848
Quality Distribution, Inc.*	6,100	56,425
RailAmerica, Inc.(a)*	12,246	336,397
Roadrunner Transportation Systems, Inc.*	6,056	97,986
Saia, Inc.*	3,200	64,448
Swift Transportation Co.*	21,134	182,175
Universal Truckload Services, Inc.	3,300	52,701
USA Truck, Inc.(a)*	1,900	6,916
Werner Enterprises, Inc.(a)	17,675	377,715
		4,072,683
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Energy Industries, Inc.*	9,400	115,808
Alpha & Omega Semiconductor Ltd.(a)*	3,174	27,328
Amkor Technology, Inc.(a)*	43,398	190,951
Amtech Systems, Inc.(a)*	2,200	7,216
Anadigics, Inc.(a)*	14,200	19,738
Applied Micro Circuits Corp.(a)*	14,675	74,256
ATMI, Inc.*	7,200	133,704
AuthenTec, Inc.*	8,622	69,062

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Axcelis Technologies, Inc.*	20,139	$21,146
AXT, Inc.*	12,200	41,236
Brooks Automation, Inc.	16,574	133,089
Cabot Microelectronics Corp.	5,200	182,728
Cascade Microtech, Inc.(a)*	3,500	19,880
Ceva, Inc.*	4,175	60,037
Cirrus Logic, Inc.(a)*	16,300	625,757
Cohu, Inc.	5,200	48,828
Cyberoptics Corp.(a)*	1,700	11,832
Cymer, Inc.(a)*	8,635	440,903
Cypress Semiconductor Corp.*	795	8,522
Diodes, Inc.*	9,250	157,343
DSP Group, Inc.*	2,800	16,632
Entegris, Inc.*	33,988	276,322
Entropic Communications, Inc.*	13,401	77,994
Exar Corp.*	11,669	93,352
Fairchild Semiconductor International, Inc.*	26,822	351,905
FSI International, Inc.(a)*	8,500	52,700
GigOptix, Inc.(a)*	1,578	3,014
GSI Technology, Inc.(a)*	6,498	32,165
GT Advanced Technologies, Inc.(a)*	33,248	181,202
Hittite Microwave Corp.*	5,256	291,550
Inphi Corp.(a)*	1,119	11,929
Integrated Device Technology, Inc.*	33,300	195,804
Integrated Silicon Solution, Inc.*	5,884	54,486
International Rectifier Corp.(a)*	14,106	235,429
Intersil Corp., Class A	31,221	273,184
IXYS Corp.(a)*	7,000	69,440
Kopin Corp.(a)*	16,230	61,025
Kulicke & Soffa Industries, Inc.*	18,199	189,270
Lattice Semiconductor Corp.*	32,718	125,310
LTX-Credence Corp.*	10,591	60,898
Magnachip Semiconductor Corp.*	3,577	42,209
MaxLinear, Inc., Class A*	195	1,305
MEMSIC, Inc.(a)*	1,209	1,922
Micrel, Inc.(a)	15,500	161,510
Microsemi Corp.*	21,875	439,031
MIPS Technologies, Inc.(a)*	16,294	120,413
MKS Instruments, Inc.	12,552	319,950
Monolithic Power Systems, Inc.*	8,400	165,900
MoSys, Inc.(a)*	1,610	6,504
Nanometrics, Inc.*	5,800	80,098
Omnivision Technologies, Inc.*	12,416	173,265
PDF Solutions, Inc.*	8,956	122,339
Pericom Semiconductor Corp.*	5,500	47,768
Photronics, Inc.*	12,617	67,753
Pixelworks, Inc.*	1,533	4,522
PLX Technology, Inc.*	6,900	39,813
PMC - Sierra, Inc.*	56,112	316,472
Power Integrations, Inc.(a)	6,500	197,795
Ramtron International Corp.*	10,700	32,956
RF Micro Devices, Inc.*	58,119	229,570
Rubicon Technology, Inc.(a)*	4,400	42,152
Rudolph Technologies, Inc.(a)*	7,386	77,553
Semtech Corp.*	14,810	372,471
Sigma Designs, Inc.(a)*	6,309	41,702
Silicon Image, Inc.*	16,700	76,653
Silicon Laboratories, Inc.*	9,015	331,391
Spansion, Inc., Class A*	15,456	184,236
SunPower Corp.*	3,530	15,920
Supertex, Inc.*	2,900	51,852
Tessera Technologies, Inc.	11,500	157,320
TriQuint Semiconductor, Inc.(a)*	32,800	165,640
Ultra Clean Holdings*	4,750	27,123
Ultratech, Inc.*	5,300	166,314
Veeco Instruments, Inc.(a)*	8,400	252,168
Volterra Semiconductor Corp.*	5,300	115,911
		9,692,476
Software — 3.6%
Accelrys, Inc.*	13,277	114,979
ACI Worldwide, Inc.*	9,615	406,330
Actuate Corp.*	14,300	100,529
Advent Software, Inc.(a)*	9,458	232,383
American Software, Inc., Class A	5,100	41,616
AsiaInfo-Linkage, Inc.(a)*	15,273	178,847
Aspen Technology, Inc.*	4,065	105,080
Blackbaud, Inc.	10,386	248,433
Bottomline Technologies, Inc.*	7,055	174,188
Bsquare Corp.(a)*	2,300	7,314
Commvault Systems, Inc.*	8,576	503,411
Compuware Corp.*	43,753	433,592
Comverse Technology, Inc.*	14,004	86,125
Deltek, Inc.(a)*	10,652	138,689
Digimarc Corp.	1,256	27,946
Ebix, Inc.(a)	9,036	213,340
Ellie Mae, Inc.*	976	26,576
EPIQ Systems, Inc.	8,450	113,399
ePlus, Inc.(a)*	1,200	47,064
Fair Isaac Corp.	10,900	482,434
Gerber Scientific(a) (c)*	5,000	—
GSE Systems, Inc.(a)*	2,896	5,908
Guidance Software, Inc.*	1,433	16,135
Interactive Intelligence Group*	3,800	114,190
JDA Software Group, Inc.*	9,553	303,594
Kenexa Corp.*	4,902	224,659
Manhattan Associates, Inc.*	5,462	312,809
Mentor Graphics Corp.*	27,195	420,979
Monotype Imaging Holdings, Inc.	7,120	111,001
NetScout Systems, Inc.*	10,385	264,921
Opnet Technologies, Inc.(a)	6,189	210,859
Pervasive Software, Inc.*	5,000	43,000
Progress Software Corp.*	14,794	316,444
PROS Holdings, Inc.*	2,939	56,047
QAD, Inc., Class A(a)*	4,879	66,257
QAD, Inc., Class B(a)*	1,219	16,274
QLIK Technologies, Inc.*	493	11,048
RealPage, Inc.*	5,002	113,045
Rosetta Stone, Inc.*	4,230	53,932
Seachange International, Inc.*	7,100	55,735
Solarwinds, Inc.*	10,478	584,044
Sourcefire, Inc.(a)*	5,802	284,472
SS&C Technologies Holdings, Inc.*	15,749	397,032
Take-Two Interactive Software, Inc.*	17,890	186,593
TeleCommunication Systems, Inc., Class A*	10,596	22,887
TeleNav, Inc.*	8,331	49,736
Tyler Technologies, Inc.*	8,205	361,184
Ultimate Software Group, Inc.*	3,459	353,164
Verint Systems, Inc.(a)*	8,369	229,645
VirnetX Holding Corp.(a)*	3,137	79,774
Websense, Inc.(a)*	8,084	126,515
		9,074,158
Specialty Retail — 5.0%
Aaron's, Inc.	17,233	479,250
Aeropostale, Inc.*	20,169	272,887
America's Car-Mart, Inc.*	2,516	114,403
Ann, Inc.*	12,800	482,944
Asbury Automotive Group, Inc.*	9,700	271,115

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Barnes & Noble, Inc.(a)*	14,343	$183,304
Bebe Stores, Inc.	22,995	110,376
Big 5 Sporting Goods Corp.	4,047	40,268
Body Central Corp.*	2,461	25,717
Books-A-Million, Inc.(a)*	3,928	11,509
Boyds Collection Ltd.(a) (b)*	10,600	—
Brown Shoe Co., Inc.	9,650	154,690
Buckle, Inc. (The)(a)	11,975	544,024
Cabela's, Inc.*	16,900	924,092
Cache, Inc.*	3,300	10,461
Casual Male Retail Group, Inc.*	8,925	41,323
Cato Corp. (The), Class A	7,100	210,941
Chico's FAS, Inc.	7,212	130,609
Children's Place Retail Stores, Inc. (The)(a)*	6,000	360,000
Citi Trends, Inc.*	3,000	37,665
Collective Brands, Inc.*	13,100	284,401
Conn's, Inc.(a)*	7,199	158,738
Destination Maternity Corp.(a)	2,800	52,360
DSW, Inc., Class A	4,292	286,362
Express, Inc.*	21,004	311,279
Finish Line Inc. (The), Class A	12,124	275,700
Friedmans, Inc., Class A(b)*	1,600	—
Genesco, Inc.*	5,569	371,619
Group 1 Automotive, Inc.(a)	4,900	295,127
Haverty Furniture Cos., Inc.(a)	3,600	49,968
hhgregg, Inc.(a)*	9,379	64,715
Hibbett Sports, Inc.*	6,450	383,452
Hot Topic, Inc.(a)	9,875	85,913
Jos. A. Bank Clothiers, Inc.(a)*	6,612	320,550
Kirkland's, Inc.*	5,977	59,352
Lithia Motors, Inc., Class A(a)	4,731	157,590
Lumber Liquidators Holdings, Inc.(a)*	4,973	252,032
MarineMax, Inc.*	5,699	47,245
Men's Wearhouse, Inc. (The)	12,801	440,738
Monro Muffler Brake, Inc.(a)	7,750	272,722
New York & Co., Inc.*	22,433	84,124
Office Depot, Inc.(a)*	60,988	156,129
OfficeMax, Inc.(a)	4,900	38,269
Pacific Sunwear of California, Inc.*	458	1,145
Penske Auto Group, Inc.(a)	20,300	610,827
PEP Boys-Manny Moe & Jack (The)	11,700	119,106
Perfumania Holdings, Inc.(a)*	1,156	8,323
Pier 1 Imports, Inc.	32,366	606,539
RadioShack Corp.(a)	20,906	49,756
Rent-A-Center, Inc.	13,202	463,126
Rue21, Inc.*	5,056	157,494
Select Comfort Corp.*	13,569	428,102
Shoe Carnival, Inc.	3,360	79,061
Sonic Automotive, Inc., Class A	10,127	192,210
Sport Chalet, Inc.(a)*	800	1,160
Stage Stores, Inc.	8,600	181,116
Stein Mart, Inc.*	11,157	94,946
Systemax, Inc.(a)*	7,400	87,394
Tandy Leather Factory, Inc.	2,200	11,660
Trans World Entertainment*	5,400	19,656
Vitamin Shoppe, Inc.(a)*	7,189	419,262
West Marine, Inc.(a)*	4,005	42,573
Wet Seal, Inc. (The)*	20,875	65,756
Winmark Corp.	1,162	62,841
Zumiez, Inc.*	6,000	166,380
		12,722,396
Textiles, Apparel & Luxury Goods — 1.6%
Carter's, Inc.*	7,074	380,864
Cherokee, Inc.	1,700	24,752
Columbia Sportswear Co.(a)	8,700	469,800
CROCS, Inc.*	22,600	366,346
Culp, Inc.(a)	2,400	28,224
Delta Apparel, Inc.(a)*	1,153	15,877
G-III Apparel Group Ltd.*	4,639	166,540
Heelys, Inc.(a)*	2,200	3,960
Iconix Brand Group, Inc.(a)*	16,998	310,044
Jones Group, Inc. (The)	19,161	246,602
Lakeland Industries, Inc.*	440	2,733
Maidenform Brands, Inc.*	5,100	104,448
Movado Group, Inc.	4,000	134,880
Oxford Industries, Inc.	4,374	246,912
Perry Ellis International, Inc.*	3,333	73,493
Quiksilver, Inc.*	11,425	37,931
R.G. Barry Corp.	1,900	28,006
Rocky Brands, Inc.*	1,000	11,550
Skechers U.S.A., Inc., Class A*	8,898	181,519
Steven Madden Ltd.*	10,371	453,420
Superior Uniform Group, Inc.(a)	1,100	13,178
True Religion Apparel, Inc.(a)	5,400	115,182
Unifi, Inc.*	4,533	58,113
Warnaco Group, Inc. (The)*	4,737	245,850
Wolverine World Wide, Inc.(a)	11,000	488,070
		4,208,294
Thrifts & Mortgage Finance — 1.9%
Astoria Financial Corp.	21,700	214,396
Bank Mutual Corp.(a)	8,663	39,417
BankFinancial Corp.(a)	4,900	43,071
Beneficial Mutual Bancorp, Inc.(a)*	17,310	165,484
Berkshire Hills Bancorp, Inc.	4,639	106,140
BofI Holding, Inc.*	1,929	50,250
Brookline Bancorp, Inc.	19,118	168,621
Cape Bancorp, Inc.(a)*	236	2,209
Capitol Federal Financial, Inc.	41,921	501,375
CFS Bancorp, Inc.	1,800	9,828
Charter Financial Corp.	2,028	19,773
Citizens Community Bancorp, Inc.*	400	2,342
Citizens South Banking Corp.(a)	1,260	8,820
Clifton Savings Bancorp, Inc.	4,173	45,903
Dime Community Bancshares, Inc.	10,050	145,122
Doral Financial Corp.(a)*	6,300	5,926
ESSA Bancorp, Inc.	1,900	19,741
Federal Agricultural Mortgage Corp., Class C	1,400	36,036
First Defiance Financial Corp.	1,100	18,986
First Federal Bancshares of Arkansas, Inc.(a)*	1,754	17,137
First Federal of Northern Michigan Bancorp, Inc.*	300	1,188
First Financial Holdings, Inc.	2,800	36,372
First Financial Northwest, Inc.*	2,239	18,024
First Pactrust Bancorp, Inc.	1,673	20,929
Flushing Financial Corp.	7,140	112,812
Fox Chase Bancorp, Inc.(a)	3,230	50,453
Hampden Bancorp, Inc.(a)	300	3,795
HF Financial Corp.	110	1,347
Hingham Institution for Savings(a)	213	13,724
Home Bancorp, Inc.*	994	17,882
Home Federal Bancorp, Inc.(a)	4,062	45,982
HopFed Bancorp, Inc.(a)	415	3,092
Kaiser Federal Financial Group, Inc.(a)	2,068	31,206
Kearny Financial Corp.(a)	17,221	167,732

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Meridian Interstate Bancorp, Inc.*	3,210	$52,965
MGIC Investment Corp.(a)*	44,075	67,435
New England Bancshares, Inc.	1,000	13,690
New Hampshire Thrift Bancshares, Inc.(a)	200	2,500
Northeast Community Bancorp, Inc.(a)	2,200	12,276
Northfield Bancorp, Inc.	8,158	130,691
Northwest Bancshares, Inc.	27,000	330,210
OceanFirst Financial Corp.	3,912	57,389
Ocwen Financial Corp.*	13,072	358,303
Oritani Financial Corp.	12,152	182,888
Provident Financial Holdings, Inc.(a)	1,000	14,210
Provident Financial Services, Inc.	14,515	229,192
Provident New York Bancorp	10,000	94,100
Pulaski Financial Corp.(a)	2,040	16,830
Radian Group, Inc.(a)	27,036	117,336
Rockville Financial, Inc.	7,084	86,779
Roma Financial Corp.	4,854	43,201
SI Financial Group, Inc.(a)	2,065	24,202
Territorial Bancorp, Inc.(a)	2,302	52,831
Timberland Bancorp, Inc.*	2,600	15,574
Tree.com, Inc.(a)*	900	14,103
Trustco Bank Corp. NY(a)	17,234	98,578
United Financial Bancorp, Inc.(a)	3,955	57,229
ViewPoint Financial Group, Inc.(a)	8,008	153,513
Walker & Dunlop, Inc.*	368	5,656
Washington Federal, Inc.	23,270	388,144
Waterstone Financial, Inc.(a)*	6,900	35,811
Westfield Financial, Inc.	5,000	37,450
WSFS Financial Corp.	789	32,570
		4,870,771
Tobacco — 0.2%
Alliance One International, Inc.(a)*	20,000	64,600
Universal Corp.(a)	5,600	285,152
Vector Group Ltd.(a)	10,874	180,396
		530,148
Trading Companies & Distributors — 1.2%
Aceto Corp.	7,018	66,320
Aircastle Ltd.	15,000	169,950
Applied Industrial Technologies, Inc.(a)	9,834	407,423
Beacon Roofing Supply, Inc.(a)*	11,700	333,450
BlueLinx Holdings, Inc.(a)*	14,231	33,300
CAI International, Inc.*	4,585	94,084
DXP Enterprises, Inc.*	2,600	124,202
GATX Corp.	10,233	434,288
H&E Equipment Services, Inc.	8,700	105,444
Houston Wire & Cable Co.	5,746	61,827
Kaman Corp., Class A	5,778	207,199
KSW, Inc.(a)	1,050	5,229
Lawson Products, Inc.	1,575	10,899
Rush Enterprises, Inc., Class A*	6,000	115,560
SeaCube Container Leasing Ltd.	2,665	49,969
TAL International Group, Inc.(a)	7,400	251,452
Textainer Group Holdings Ltd.(a)	10,100	308,555
Titan Machinery, Inc.(a)*	3,710	75,239
Watsco, Inc.(a)	1,468	111,260
Willis Lease Finance Corp.(a)*	900	11,106
		2,976,756
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	631	8,619
Water Utilities — 0.2%
American States Water Co.	3,550	157,726
Artesian Resources Corp., Class A(a)	1,300	30,199
California Water Service Group	8,600	160,390
Connecticut Water Service, Inc.(a)	1,900	60,610
Consolidated Water Co., Ltd.	2,195	18,153
Middlesex Water Co.(a)	2,337	44,777
SJW Corp.(a)	4,400	111,584
York Water Co.(a)	1,271	23,310
		606,749
Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)*	532	4,224
Leap Wireless International, Inc.(a)*	17,252	117,659
NTELOS Holdings Corp.	2,377	41,288
Shenandoah Telecommunications Co.(a)	4,552	80,115
USA Mobility, Inc.	4,000	47,480
		290,766
TOTAL COMMON STOCKS
(Identified Cost $218,688,380)		254,531,587

PREFERRED STOCKS — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
DHT Holdings, Inc.(a)*	41	4,278
TOTAL PREFERRED STOCKS
(Identified Cost $5,740)		4,278

RIGHTS & WARRANTS — 0.0%
Construction Materials — 0.0%
U.S. Concrete, Inc., Class A, expires 8/31/17(b)*	335	—
U.S. Concrete, Inc., expires 8/31/17(b)*	335	—
Oil, Gas & Consumable Fuels — 0.0%
FieldPoint Petroleum Corp., expires 3/23/17(a)*	1,200	1,308
Pharmaceuticals — 0.0%
FRD Acquisition Co.(c)*	656	—
Fresenius Kabi Pharmaceuticals Holding, Inc., expires 6/30/11(b)*	13,728	—
Specialty Retail — 0.0%
Ligand Pharmaceuticals, expires 12/31/11(b)*	1,800	—
TOTAL RIGHTS & WARRANTS
(Identified Cost $87,419)		1,308

SHORT-TERM INVESTMENTS — 0.1%
Other — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	182,065	182,065
		182,066
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $182,066)		182,066

COLLATERAL FOR SECURITIES ON LOAN — 27.2%
Short-Term — 27.2%
State Street Navigator Securities Lending Prime Portfolio	69,555,049	69,555,049
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $69,555,049)		69,555,049

See notes to schedule of investments.

Total Investments — 127.0%
(Identified Cost $288,518,654)#	324,274,288
Liabilities, Less Cash and Other Assets — (27.0%)	(68,975,726)

Net Assets — 100.0%	$255,298,562

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $67,211,734.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $288,518,654. Net unrealized appreciation aggregated $35,755,634 of which $67,774,994 related to appreciated investment securities and $32,019,360 related to depreciated investment securities.

See notes to schedule of investments.

SA U.S. Small Company Fund

September 30, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Information Technology	18.4%
Industrials	17.7%
Consumer Discretionary	17.6%
Financials	16.7%
Health Care	11.2%
Materials	5.2%
Consumer Staples	4.8%
Energy	4.8%
Utilities	3.0%
Telecommunication Services	0.6%

SA International Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.8%
Australia — 5.1%
Alumina Ltd.(a)	256,850	$226,466
Asciano Ltd.	137,016	621,094
Bank of Queensland Ltd.(a)	90,502	711,593
Bendigo and Adelaide Bank Ltd.(a)	81,043	645,626
BlueScope Steel Ltd.(a)*	244,217	106,397
Boral Ltd.(a)	149,918	597,158
Caltex Australia Ltd.	54,126	928,075
Crown Ltd.(a)	18,109	170,939
Downer EDI Ltd.*	14,976	55,769
Echo Entertainment Group Ltd.	139,940	555,962
Fairfax Media Ltd.(a)	358,477	154,317
GrainCorp Ltd.	28,186	261,967
Harvey Norman Holdings Ltd.(a)	42,022	84,564
Incitec Pivot Ltd.	278,323	860,340
Lend Lease Group(a)	55,513	452,032
Macquarie Group Ltd.	53,220	1,571,138
Newcrest Mining Ltd.	13,085	395,519
Origin Energy Ltd.	204,300	2,398,940
OZ Minerals Ltd.	32,061	224,484
Primary Health Care Ltd.(a)	48,970	183,884
Qantas Airways Ltd.*	197,873	250,410
Santos Ltd.	132,175	1,557,515
Seven Group Holdings Ltd.	5,495	38,817
Sims Metal Management Ltd.(a)	38,790	385,469
Suncorp Group Ltd.	218,873	2,097,822
TABCORP Holdings Ltd.(a)	117,319	335,878
Tatts Group Ltd.	193,274	543,309
Toll Holdings Ltd.(a)	95,693	437,747
Treasury Wine Estates Ltd.	3,236	16,884
Wesfarmers Ltd.	201,167	7,149,054
		24,019,169
Austria — 0.2%
Erste Group Bank AG*	20,746	462,945
Raiffeisen Bank International AG(a)	8,878	321,553
		784,498
Belgium — 1.1%
Ageas	34,962	838,355
Delhaize Group SA	17,993	694,697
KBC Groep NV	17,523	420,410
S.A. D'ieteren SA	2,077	101,424
Solvay SA	13,524	1,565,154
UCB SA(a)	31,369	1,724,896
		5,344,936
Canada — 11.8%
Agnico-Eagle Mines Ltd.	44	2,283
Aimia, Inc.	22,400	335,852
Astral Media, Inc., Class A(a)	9,729	476,801
AuRico Gold, Inc.*	5,525	38,834
Cameco Corp.	9,592	186,844
Canadian Natural Resources Ltd.(a)	96,833	2,987,432
Canadian Tire Corp. Ltd., Class A(a)	18,300	1,317,168
Empire Co., Ltd., Class A	7,800	469,539
Enerplus Corp.(a)	32,278	535,176
Ensign Energy Services, Inc.	16,271	249,916
Fairfax Financial Holdings Ltd.(a)	2,700	1,042,896
Genworth MI Canada, Inc.(a)	3,100	65,778
George Weston Ltd.	7,700	495,397
Goldcorp, Inc.	55,056	2,524,318
Goldcorp, Inc.	63,211	2,902,395
HudBay Minerals, Inc.	800	7,877
Husky Energy, Inc.(a)	56,450	1,517,047
IAMGOLD Corp.	17,959	284,794
Industrial Alliance Insurance & Financial Services, Inc.	18,285	521,525
Inmet Mining Corp.	9,029	429,178
Kinross Gold Corp.	203,700	2,084,449
Loblaw Cos., Ltd.(a)	14,700	510,784
Lundin Mining Corp.*	58,141	296,885
Magna International, Inc.(a)	50,224	2,171,724
Manulife Financial Corp.	324,499	3,911,416
Methanex Corp.	200	5,706
Nexen, Inc.	90,992	2,304,649
Pan American Silver Corp.	8,150	174,817
Pan American Silver Corp.(a)	6,906	148,081
Pengrowth Energy Corp.(a)	40,325	271,951
Penn West Petroleum Ltd.(a)	59,510	846,857
PetroBakken Energy Ltd., Class A(a)	7,732	109,716
Precision Drilling Corp.*	40,259	316,552
Progress Energy Resources Corp.	12,709	283,112
Progressive Waste Solutions Ltd.(a)	10,791	222,274
Quebecor, Inc., Class B	2,725	90,722
Research In Motion Ltd.(a)*	35,700	273,079
Sun Life Financial, Inc.	125,037	2,902,395
Suncor Energy, Inc.	259,369	8,532,187
Talisman Energy, Inc.	166,377	2,223,776
Teck Resources Ltd., Class B	104,620	3,087,200
Thomson Reuters Corp.(a)	106,534	3,079,744
TransAlta Corp.(a)	32,569	498,590
TransCanada Corp.(a)	16,456	748,898
Uranium One, Inc.(a)*	43,004	102,797
Viterra, Inc.	55,057	902,216
Yamana Gold, Inc.(a)	166,200	3,174,892
		55,666,519
Denmark — 1.5%
A P Moller - Maersk A/S, Class A	54	365,988
A P Moller - Maersk A/S, Class B	273	1,953,798
Carlsberg A/S, Class B	20,734	1,836,986
Danske Bank A/S*	118,786	2,143,738
FLSmidth & Co. A/S	2,049	118,847
H Lundbeck A/S	6,315	117,342
Jyske Bank A/S*	9,528	283,138
Rockwool International A/S, B Shares	570	54,185
TDC A/S	50,402	367,144
Vestas Wind Systems A/S(a)*	6,330	44,997
		7,286,163
Finland — 0.6%
Kesko Oyj, B Shares(a)	6,878	194,890
Neste Oil Oyj(a)	18,872	247,365
Stora Enso Oyj, R Shares	129,420	803,948
UPM-Kymmene Oyj	153,593	1,735,910
		2,982,113
France — 9.4%
Arkema SA	1,137	106,456
AXA SA	198,619	2,958,177
BNP Paribas SA	74,011	3,517,087
Bollore SA	1,451	376,744
Bouygues SA(a)	21,751	531,071
Cap Gemini SA	21,722	919,063
Casino Guichard Perrachon SA	9,523	843,043
CIC	343	42,102
Cie de Saint-Gobain	77,815	2,733,395
Cie Generale de Geophysique-Veritas(a)*	10,208	321,386
Cie Generale de Geophysique-Veritas, ADR(a)*	9,901	325,248
Cie Generale des Etablissements Michelin	28,432	2,227,267
Ciments Francais SA	2,122	125,164

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
France (Continued)
CNP Assurances	23,137	$302,228
Credit Agricole SA*	186,204	1,284,941
EDF SA	32,593	682,912
Eiffage SA	241	7,910
France Telecom SA	358,763	4,328,134
GDF Suez	267,707	5,985,892
Lafarge SA	38,431	2,069,757
Lagardere SCA	29,198	797,506
Natixis	161,411	508,182
Peugeot SA(a)*	25,314	200,058
PPR	1,502	230,459
Renault SA	35,128	1,648,558
Rexel SA	14,433	290,448
Sanofi	3,906	333,037
Sanofi-Aventis SA, ADR	14,512	624,887
SCOR SE	14,662	378,053
Societe Generale SA*	91,351	2,594,332
STMicroelectronics NV	228,137	1,229,251
Vivendi SA	298,408	5,819,144
		44,341,892
Germany — 8.3%
Allianz SE	11,658	1,387,101
Bayerische Motoren Werke AG	39,474	2,886,820
Celesio AG	6,399	114,095
Commerzbank AG*	376,666	672,324
Daimler AG	153,469	7,428,114
Deutsche Bank AG(a)	41,677	1,652,493
Deutsche Bank AG	72,666	2,870,950
Deutsche Lufthansa AG	50,963	690,919
Deutsche Post AG	9,793	191,284
Deutsche Telekom AG	475,474	5,850,399
E.On AG	301,790	7,161,007
Fraport AG Frankfurt Airport Services Worldwide(a)	523	30,247
HeidelbergCement AG	18,376	962,746
Muenchener Rueckversicherungs AG	18,030	2,815,088
RWE AG	52,911	2,367,186
Salzgitter AG	4,020	155,313
Suedzucker AG(a)	4,724	167,244
ThyssenKrupp AG	42,239	897,778
Volkswagen AG	4,335	725,304
		39,026,412
Greece — 0.1%
Hellenic Petroleum SA	26,868	224,423
National Bank of Greece SA*	11,245	27,167
		251,590
Hong Kong — 2.1%
Cathay Pacific Airways Ltd.	129,000	209,952
Foxconn International Holdings Ltd.(a)*	240,000	78,927
Henderson Land Development Co., Ltd.	190,809	1,368,186
Hongkong & Shanghai Hotels Ltd. (The)	68,495	81,091
Hopewell Holdings Ltd.	81,000	279,435
Hutchison Whampoa Ltd.	428,000	4,142,532
New World Development Co., Ltd.	749,488	1,159,891
Orient Overseas International Ltd.	36,000	198,709
Tsim Sha Tsui Properties	58,492	146,493
Wharf Holdings Ltd.	166,000	1,146,407
Wheelock & Co., Ltd.	233,000	1,005,133
		9,816,756
Ireland — 0.2%
CRH PLC	3,304	63,687
CRH PLC, ADR(a)	34,980	671,616
		735,303
Israel — 0.6%
Bank Hapoalim B.M.*	133,484	475,268
Bank Leumi Le-Israel*	172,350	481,683
Bezeq The Israeli Telecommunication Corp. Ltd.	152,013	176,534
Elbit Systems Ltd.	4,903	167,688
Israel Chemicals Ltd.	42,327	513,153
Israel Discount Bank Ltd., Series A*	138,248	165,099
Mellanox Technologies Ltd.*	403	41,760
NICE Systems Ltd.*	22,235	738,647
Oil Refineries Ltd.*	2,959	1,201
Paz Oil Co., Ltd.	569	67,952
Strauss Group Ltd.*	973	10,408
		2,839,393
Italy — 1.1%
Banca Monte dei Paschi di Siena SpA(a)*	569,246	165,029
Banco Popolare Scarl*	36,181	54,166
Fiat SpA*	123,198	657,326
Finmeccanica SpA(a)*	61,153	290,449
Parmalat SpA	24,691	52,702
Telecom Italia SpA	1,864,713	1,869,074
UniCredit SpA*	397,841	1,652,345
Unione di Banche Italiane SCPA	108,737	401,871
		5,142,962
Japan — 18.5%
77 Bank Ltd. (The)(a)	60,000	249,103
Aeon Co., Ltd.(a)	101,800	1,151,838
Alfresa Holdings Corp.	3,400	167,952
Amada Co., Ltd.(a)	51,000	223,501
Asahi Glass Co., Ltd.(a)	80,000	533,060
Asahi Kasei Corp.(a)	124,000	640,338
Asatsu-DK, Inc.(a)	1,100	28,163
Bank of Kyoto Ltd. (The)(a)	45,000	381,151
Bank of Yokohama Ltd. (The)	45,000	213,929
Canon Marketing Japan, Inc.	8,000	110,507
Chugoku Bank Ltd. (The)(a)	24,000	338,288
Citizen Holdings Co., Ltd.	64,400	327,612
Coca-Cola West Co., Ltd.	7,200	119,385
COMSYS Holdings Corp.(a)	9,000	125,589
Cosmo Oil Co., Ltd.(a)	111,000	204,818
Dai Nippon Printing Co., Ltd.(a)	119,000	829,523
Daicel Corp.(a)	45,000	269,862
Daishi Bank Ltd. (The)	40,000	130,702
Daiwa Securities Group, Inc.(a)	131,000	498,552
Denki Kagaku Kogyo KK(a)	18,000	55,818
Fuji Media Holdings, Inc.	84	137,560
FUJIFILM Holdings Corp.(a)	113,700	1,905,684
Fujikura Ltd.(a)	65,000	194,900
Fujitsu Ltd.(a)	220,000	825,987
Fukuoka Financial Group, Inc.	153,000	621,489
Glory Ltd.(a)	7,800	183,306
Gunma Bank Ltd. (The)	55,000	279,792
H2O Retailing Corp.(a)	9,000	102,870
Hachijuni Bank Ltd. (The)	68,000	377,294
Hakuhodo DY Holdings, Inc.(a)	2,090	140,869
Higo Bank Ltd. (The)	29,000	176,512
Hiroshima Bank Ltd. (The)	22,000	73,860
Hitachi Capital Corp.	4,800	86,971
Hitachi Chemical Co., Ltd.(a)	600	8,111
Hitachi High-Technologies Corp.	1,800	43,432
Hokkoku Bank Ltd. (The)(a)	38,000	144,618
Hokuhoku Financial Group, Inc.	172,000	266,684

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
House Foods Corp.(a)	8,700	$147,267
Hyakujushi Bank Ltd. (The)(a)	35,000	140,825
Ibiden Co., Ltd.(a)	11,300	165,214
Idemitsu Kosan Co., Ltd.(a)	7,700	631,471
Inpex Corp.	301	1,795,432
Isetan Mitsukoshi Holdings Ltd.(a)	57,300	597,670
Iyo Bank Ltd. (The)(a)	30,000	244,490
J Front Retailing Co., Ltd.(a)	112,000	628,601
JFE Holdings, Inc.(a)	57,200	754,946
Joyo Bank Ltd. (The)(a)	91,000	445,438
JTEKT Corp.(a)	11,100	87,759
Juroku Bank Ltd. (The)	33,000	114,172
JX Holdings, Inc.(a)	446,500	2,443,048
Kagoshima Bank Ltd. (The)	22,000	145,182
Kajima Corp.(a)	41,000	111,904
Kamigumi Co., Ltd.	32,000	264,890
Kaneka Corp.(a)	55,000	264,992
Kawasaki Kisen Kaisha Ltd.(a)*	49,000	61,533
Keiyo Bank (The)	24,000	110,097
Kinden Corp.	34,000	214,352
Kobe Steel Ltd.(a)*	86,000	68,324
Konica Minolta Holdings, Inc.(a)	41,000	315,223
Kyocera Corp.	21,900	1,897,027
Kyowa Hakko Kirin Co., Ltd.	22,000	265,838
LIXIL Group Corp.(a)	12,600	300,630
Marui Group Co., Ltd.(a)	55,700	394,696
Mazda Motor Corp.(a)*	236,000	275,192
Medipal Holdings Corp.	19,700	271,115
MEIJI Holdings Co., Ltd.(a)	9,100	451,852
Mitsubishi Chemical Holdings Corp.(a)	168,000	643,670
Mitsubishi Corp.(a)	196,500	3,572,956
Mitsubishi Gas Chemical Co., Inc.(a)	62,000	311,430
Mitsubishi Heavy Industries Ltd.(a)	438,000	1,897,027
Mitsubishi Logistics Corp.(a)	10,000	119,042
Mitsubishi Materials Corp.(a)	181,000	570,554
Mitsubishi Tanabe Pharma Corp.(a)	22,700	345,270
Mitsubishi UFJ Financial Group, Inc.(a)	917,400	4,302,517
Mitsubishi UFJ Financial Group, Inc., ADR	1,031,340	4,795,731
Mitsui & Co., Ltd.(a)	133,100	1,872,678
Mitsui & Co., Ltd., ADR(a)	2,885	806,271
Mitsui Chemicals, Inc.(a)	126,000	247,027
Mitsui Engineering & Shipbuilding Co., Ltd.(a)	44,000	50,743
Mitsui OSK Lines Ltd.(a)	172,000	401,128
MS&AD Insurance Group Holdings, Inc.(a)	11,400	197,353
Nagase & Co., Ltd.	24,000	267,555
Nanto Bank Ltd. (The)	1,000	5,010
NEC Corp.(a)*	285,000	452,845
Nippon Electric Glass Co., Ltd.(a)	32,000	176,730
Nippon Express Co., Ltd.	132,000	500,666
Nippon Meat Packers, Inc.(a)	27,067	347,529
Nippon Paper Group, Inc.(a)	14,200	167,583
Nippon Sheet Glass Co., Ltd.(a)	16,000	11,276
Nippon Shokubai Co., Ltd.	18,000	201,358
Nippon Steel Sumitomo Metal Corp.(a)	710,000	1,455,664
Nippon Television Holdings, Inc.	10,300	151,517
Nippon Yusen KK(a)	228,000	403,178
Nishi-Nippon City Bank Ltd. (The)(a)	89,000	206,420
Nisshin Seifun Group, Inc.(a)	30,000	369,042
Nisshin Steel Co., Ltd.(a) (b)	160,000	172,219
Nisshinbo Holdings, Inc.(a)	23,000	151,486
Nomura Holdings, Inc.(a)	530,300	1,895,870
NTN Corp.(a)	32,000	64,377
Obayashi Corp.(a)	99,000	451,615
Oji Holdings Corp.(a)	88,000	268,375
Onward Holdings Co., Ltd.	28,000	223,168
Panasonic Corp.(a)	263,000	1,738,954
Panasonic Corp., ADR(a)	98,061	644,261
Renesas Electronics Corp.(a)*	9,300	35,751
Rengo Co., Ltd.	18,000	82,804
Ricoh Co., Ltd.(a)	127,000	1,072,437
Rohm Co., Ltd.(a)	14,400	484,921
San-In Godo Bank Ltd. (The)(a)	22,000	160,405
Sankyo Co., Ltd.(a)	3,800	176,999
Sapporo Hokuyo Holdings, Inc.(a) (b)	32,000	91,850
SBI Holdings, Inc.(a)	32,700	210,765
Seiko Epson Corp.(a)	28,000	170,784
Seino Holdings Co., Ltd.(a)	23,000	145,887
Sekisui House Ltd.(a)	158,000	1,569,067
Sharp Corp.(a)	182,000	450,103
Shiga Bank Ltd. (The)(a)	30,000	188,749
Shimizu Corp.(a)	90,000	303,306
Shinsei Bank Ltd.	193,000	249,782
Showa Denko KK	165,000	262,173
Showa Shell Sekiyu KK(a)	29,700	157,558
SKY Perfect JSAT Holdings, Inc.	167	75,219
Sohgo Security Services Co., Ltd.	7,900	110,847
Sojitz Corp.(a)	149,700	193,743
Sony Corp., ADR(a)	212,565	2,487,011
Sumitomo Bakelite Co., Ltd.(a)	36,000	125,474
Sumitomo Chemical Co., Ltd.(a)	48,000	122,399
Sumitomo Corp.(a)	207,400	2,798,465
Sumitomo Electric Industries Ltd.(a)	144,800	1,530,753
Sumitomo Forestry Co., Ltd.(a)	28,200	250,779
Sumitomo Heavy Industries Ltd.(a)	20,000	68,426
Sumitomo Metal Industries Ltd.(a) (b)	165,000	248,642
Sumitomo Metal Mining Co., Ltd.(a)	41,000	517,491
Sumitomo Mitsui Financial Group, Inc.(a)	170,400	5,327,729
Sumitomo Mitsui Trust Holdings, Inc.(a)	227,000	674,833
Suzuken Co., Ltd.	11,400	379,075
Suzuki Motor Corp.	8,000	155,305
Taisei Corp.(a)	181,000	519,528
Takashimaya Co., Ltd.(a)	45,000	309,072
TDK Corp.(a)	13,600	506,427
Teijin Ltd.(a)	67,000	163,980
Toda Corp.(a)	30,000	90,338
TOKAI RIKA Co., Ltd.	5,900	82,936
Tokuyama Corp.(a)	46,000	94,311
Tokyo Broadcasting System Holdings, Inc.	6,900	72,236
Tokyo Tatemono Co., Ltd.*	69,000	269,669
Toppan Printing Co., Ltd.(a)	163,000	946,169
Tosoh Corp.(a)	49,000	92,927
Toyo Seikan Kaisha Ltd.	52,200	558,521
Toyota Motor Corp., ADR	49,897	3,917,413
Toyota Tsusho Corp.(a)	30,600	654,426
UNY Co., Ltd.(a)	39,000	303,344
Wacoal Holdings Corp.(a)	14,000	168,631
Yamada Denki Co., Ltd.(a)	9,550	419,128
Yamaguchi Financial Group, Inc.	51,000	413,019
Yamaha Corp.(a)	32,700	303,368
Yamato Kogyo Co., Ltd.(a)	2,000	59,021
		87,062,901
Netherlands — 3.1%
Aegon NV	221,158	1,149,585
Akzo Nobel NV	49,506	2,798,541
ArcelorMittal	149,597	2,145,394
ArcelorMittal-NY Registered(a)	29,788	430,139
ING Groep NV*	375,721	2,968,861

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
Koninklijke DSM NV	31,703	$1,580,709
Koninklijke Philips Electronics NV	150,800	3,518,176
TNT Express NV	624	6,516
		14,597,921
New Zealand — 0.1%
Contact Energy Ltd.*	113,218	495,449
Norway — 1.1%
Aker ASA, Series A	823	26,720
Archer Ltd.*	101	153
Cermaq ASA*	833	10,905
DnB ASA	101,878	1,249,268
Marine Harvest ASA*	309,194	249,885
Norsk Hydro ASA	267,912	1,255,173
Orkla ASA	165,896	1,259,951
Petroleum Geo-Services ASA	24,269	401,172
Stolt-Nielsen Ltd.	167	3,192
Storebrand ASA*	70,912	325,787
Subsea 7 SA(a)	24,977	576,369
Veripos, Inc.(a)*	2,343	6,544
		5,365,119
Portugal — 0.0%
Banco Espirito Santo SA*	269,431	195,967
Portugal Telecom SGPS SA(a)	6,174	30,522
		226,489
Singapore — 1.0%
CapitaLand Ltd.	499,000	1,293,041
Golden Agri-Resources Ltd.(a)	1,200,000	645,372
Indofood Agri Resources Ltd.(a)	31,000	34,481
Keppel Land Ltd.(a)	134,000	387,630
Neptune Orient Lines Ltd.(a)*	150,749	138,809
Overseas Union Enterprise Ltd.(a)	64,000	148,110
Singapore Airlines Ltd.(a)	165,340	1,446,994
United Industrial Corp. Ltd.	171,000	401,304
Venture Corp. Ltd.	20,000	131,193
		4,626,934
Spain — 1.5%
Acciona SA	8,496	483,549
Banco de Sabadell SA(a)	316,881	851,064
Banco Espanol de Credito SA(a)	13,917	49,718
Banco Popular Espanol SA(a)	299,039	653,660
Banco Santander SA*	464,674	3,460,364
Bankinter SA	6,575	28,516
CaixaBank(a)	131,117	493,007
EDP Renovaveis SA*	18,086	80,996
Gas Natural SDG SA	14,735	208,571
Iberdrola SA	89,018	403,577
International Consolidated Airlines Group SA*	183,620	441,799
Repsol SA	5,664	109,833
		7,264,654
Sweden — 3.4%
Boliden AB	38,387	639,900
Holmen AB, B Shares	18,717	511,464
Husqvarna AB, Class B	4,519	23,053
Meda AB, A Shares	14,396	145,630
Nordea Bank AB	382,663	3,783,638
SSAB AB, A Shares(a)	42,025	298,579
SSAB AB, B Shares	279,497	2,340,205
SSAB Svenskt Stal AB, Series B	17,977	110,701
Svenska Cellulosa AB, Series A	922	17,180
Svenska Cellulosa AB, Series B	131,362	2,439,740
Swedbank AB, A Shares	78,393	1,472,673
Telefonaktiebolaget LM Ericsson	418,218	3,810,490
Telefonaktiebolaget LM Ericsson, A Shares	698	6,243
TeliaSonera AB	59,380	427,397
		16,026,893
Switzerland — 6.4%
ABB Ltd.*	88,943	1,668,213
Adecco SA*	32,604	1,551,680
Alpiq Holding AG*	161	25,935
Aryzta AG*	8,066	386,791
Baloise Holding AG	9,842	773,861
Banque Cantonale Vaudoise	335	173,644
Clariant AG*	3,072	36,550
Credit Suisse Group AG*	155,549	3,296,216
Givaudan SA*	1,372	1,301,978
Holcim Ltd.*	63,904	4,070,016
Lonza Group AG*	5,819	304,345
Novartis AG	14,519	889,434
Novartis AG	2,648	162,033
Sulzer AG	1,644	239,477
Swiss Life Holding AG*	5,342	635,587
Swiss Re AG*	89,565	5,756,730
UBS AG*	368,590	4,487,353
Zurich Insurance Group AG*	17,402	4,333,385
		30,093,228
United Kingdom — 21.6%
Anglo American PLC	35,609	1,044,800
Aviva PLC	469,650	2,416,991
Barclays PLC	1,498,087	5,197,458
Barclays PLC, ADR	122,013	1,692,320
BP PLC, ADR	439,701	18,625,734
Carnival PLC(a)	36,295	1,334,204
Carnival PLC, ADR	24,609	907,232
Eurasian Natural Resources Corp. PLC	6,258	31,195
Evraz PLC	1,926	7,670
HSBC Holdings PLC	180,214	1,668,357
HSBC Holdings PLC, ADR	80,830	3,755,362
Investec PLC	71,730	442,932
J Sainsbury PLC	374,389	2,100,857
Kazakhmys PLC	42,677	477,235
Kingfisher PLC	763,160	3,255,869
Lloyds Banking Group PLC*	5,763,788	3,614,048
Lloyds Banking Group PLC, ADR(a)*	19,015	47,347
Mondi PLC	36,769	374,060
Old Mutual PLC	790,398	2,168,492
Pearson PLC, ADR(a)	40,090	783,359
Resolution Ltd.	205,416	720,133
Rexam PLC	137,518	965,756
Royal Bank of Scotland Group PLC*	230,284	955,687
Royal Bank of Scotland Group PLC, ADR*	26,038	216,636
Royal Dutch Shell PLC, A Shares	4,808	166,304
Royal Dutch Shell PLC, ADR(a)	247,029	17,613,168
RSA Insurance Group PLC(a)	40,593	72,432
Vedanta Resources PLC(a)	2,183	36,273
Vodafone Group PLC	13,561	386,421
Vodafone Group PLC, ADR	7,062,161	20,042,482
WM Morrison Supermarkets PLC	441,663	2,034,038
WPP PLC	188,211	2,557,512
Xstrata PLC	407,470	6,300,180
		102,012,544
TOTAL COMMON STOCKS
(Identified Cost $466,158,183)		466,009,838
See notes to schedule of investments.

	SHARES	VALUE†
PREFERRED STOCKS — 0.1%
Germany — 0.1%
Porsche Automobil Holding SE	2,731	$163,348
TOTAL PREFERRED STOCKS
(Identified Cost $169,209)		163,348

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
CaixaBank, expires 10/1/12(b)*	131,117	10,271
France — 0.0%
Cie Generale de Geophysique-Veritas, expires 10/12/12(a)*	10,208	16,476
TOTAL RIGHTS & WARRANTS
(Identified Cost $10,038)		26,747

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	534,113	534,113
		534,114
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $534,114)		534,114

COLLATERAL FOR SECURITIES ON LOAN — 19.5%
Short-Term — 19.5%
State Street Navigator Securities Lending Prime Portfolio	92,015,560	92,015,560
TOTAL COLLATERAL FOR SECURITIES ON LOAN
(Identified Cost $92,015,560)		92,015,560

Total Investments — 118.5%
(Identified Cost $558,887,104)#		558,749,607
Liabilities, Less Cash and Other Assets — (18.5%)		(87,082,024)

Net Assets — 100.0%		$471,667,583

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of September 30, 2012, the market value of the securities on loan was $86,711,786.
*	Non-income producing security.
(b)	Bankrupt security/delisted.
#

At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $558,887,104. Net unrealized depreciation aggregated $137,497 of which $58,356,241 related to appreciated investment securities and $58,493,738 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to schedule of investments.

SA International Value Fund

September 30, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
United Kingdom	21.9%
Japan	18.7%
Canada	11.9%
France	9.5%
Germany	8.4%
Switzerland	6.5%
Australia	5.1%
Sweden	3.4%
Netherlands	3.1%
Other	11.5%

SA International Value Fund

Ten Largest Industry Holdings September 30, 2012
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	14.8%
Oil, Gas & Consumable Fuels	14.4%
Insurance	8.0%
Metals & Mining	7.2%
Wireless Telecommunication Services	4.3%
Diversified Telecommunication Services	4.0%
Automobiles	3.8%
Capital Markets	3.6%
Food & Staples Retailing	3.4%
Multi-Utilities	3.3%

SA International Small Company Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small Company Portfolio	13,591,674	$206,321,613
TOTAL MUTUAL FUNDS
(Identified Cost $141,318,239)		206,321,613

Total Investments — 100.0%
(Identified Cost $141,318,239)#		206,321,613
Liabilities, Less Cash and Other Assets — 0.0%		(92,168)

Net Assets — 100.0%		$206,229,445

†	See Note 1.
#	At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $141,318,239. Net unrealized appreciation aggregated $65,003,374, which related solely to appreciated investment securities.

See notes to schedule of investments.

SA Emerging Markets Value Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.1%
Brazil — 7.8%
Banco do Brasil SA	2,100	$25,690
Banco Santander Brasil SA	19,400	141,822
Banco Santander Brasil SA, ADR	121,640	896,487
BM&FBOVESPA SA	168,604	1,018,818
Fibria Celulose SA, ADR*	36,899	344,637
Gerdau SA	8,000	62,863
Gerdau SA, ADR	98,782	939,417
Hypermarcas SA*	15,400	113,112
JBS SA*	148,229	491,355
Magnesita Refratarios SA	7,500	27,747
Marfrig Alimentos SA*	26,090	151,862
MPX Energia SA*	9,600	51,143
OSX Brasil SA*	4,200	25,752
PDG Realty SA Empreendimentos e Participacoes	195,584	368,544
Petroleo Brasileiro SA	15,900	182,745
Petroleo Brasileiro SA, ADR	70,144	1,609,103
Usinas Siderurgicas de Minas Gerais SA	25,400	145,590
Vale SA, ADR	9,400	168,260
		6,764,947
Chile — 1.8%
Cia General de Electricidad SA	18,040	79,865
Cia Sud Americana de Vapores SA*	109,025	10,894
Empresas CMPC SA	133,020	519,068
Empresas COPEC SA	28,567	421,564
Enersis SA, ADR	29,100	476,949
Inversiones Aguas Metropolitanas SA	22,070	40,474
Ripley Corp. SA	14,607	13,796
Vina Concha y Toro SA	1,002	2,100
		1,564,710
China — 14.1%
Agile Property Holdings Ltd.	129,859	147,041
Agricultural Bank of China Ltd., H Shares	604,000	236,021
Aluminum Corp. of China Ltd., H Shares*	20,000	8,280
Angang Steel Co., Ltd., H Shares*	78,000	40,237
Bank of China Ltd., H Shares	4,779,902	1,824,661
Bank of Communications Co., Ltd., H Shares	581,400	394,396
BBMG Corp., H Shares	59,000	45,273
Beijing Capital International Airport Co., Ltd., H Shares	132,000	88,692
Beijing Enterprises Holdings Ltd.	36,500	243,599
Beijing Enterprises Water Group Ltd.	64,000	15,352
Chaoda Modern Agriculture Holdings Ltd.*	62,354	8,846
China Agri-Industries Holdings Ltd.	129,000	73,034
China Citic Bank Corp. Ltd., H Shares	554,000	262,209
China Coal Energy Co., Ltd., H Shares	378,000	345,141
China Communication Services Corp. Ltd., H Shares	163,600	95,366
China Communications Construction Co., Ltd., H Shares	407,000	329,104
China Construction Bank Corp., H Shares	1,505,810	1,044,778
China COSCO Holdings Co., Ltd., H Shares*	252,000	103,347
China Everbright Ltd.	72,000	89,976
China Lumena New Materials Corp.	224,000	39,577
China Merchants Holdings International Co., Ltd.	74,892	231,320
China Minsheng Banking Corp. Ltd., H Shares	321,000	253,354
China Molybdenum Co., Ltd., H Shares*	76,000	32,736
China National Materials Co., Ltd., H Shares	121,000	34,018
China Petroleum & Chemical Corp., ADR	13,574	1,254,509
China Petroleum & Chemical Corp., H Shares	30,000	28,011
China Railway Construction Corp. Ltd., H Shares	145,000	130,899
China Resources Land Ltd.	154,000	339,219
China Rongsheng Heavy Industries Group Holdings Ltd.	80,500	10,693
China Shipping Container Lines Co., Ltd., H Shares*	303,200	61,781
China Shipping Development Co., Ltd., H Shares	87,543	36,354
China Southern Airlines Co., Ltd., H Shares	110,000	48,375
China Travel International Inv HK	208,000	37,555
China Unicom Hong Kong Ltd.	54,000	88,583
China Unicom Hong Kong Ltd., ADR	38,409	626,451
China Yurun Food Group Ltd.*	96,000	68,836
China ZhengTong Auto Services Holdings Ltd.*	64,000	40,113
China Zhongwang Holdings Ltd.*	154,000	58,192
Chongqing Rural Commercial Bank Co., Ltd., H Shares	115,000	45,234
Citic Pacific Ltd.	50,000	59,840
Citic Resources Holdings Ltd.*	228,000	30,286
COSCO Pacific Ltd.	117,436	165,385
Country Garden Holdings Co., Ltd.*	150,022	58,623
Dalian Port PDA Co., Ltd., H Shares	86,000	16,969
Evergrande Real Estate Group Ltd.	69,000	27,408
Fosun International Ltd.	163,500	78,861
Franshion Properties China Ltd.	238,000	72,744
GCL-Poly Energy Holdings Ltd.	567,000	87,016
Glorious Property Holdings Ltd.*	228,000	36,167
GOME Electrical Appliances Holding Ltd.*	744,000	78,679
Greentown China Holdings Ltd.	34,500	37,196
Guangshen Railway Co., Ltd., ADR	3,500	55,300
Guangzhou Automobile Group Co., Ltd., H Shares	156,870	102,974
Guangzhou R&F Properties Co., Ltd.	66,800	77,275
Harbin Electric Co., Ltd., H Shares	54,000	41,506
Hidili Industry International Development Ltd.	30,000	7,235
Hopson Development Holdings Ltd.*	58,000	42,860
Hunan Non-Ferrous Metal Corp. Ltd., H Shares*	54,000	15,321
Industrial & Commercial Bank of China Ltd., H Shares	662,000	391,016
Kaisa Group Holdings Ltd.*	13,000	2,364
Kingboard Chemical Holdings Ltd.	40,000	95,640
Kingboard Laminates Holdings Ltd.	50,000	20,763
KWG Property Holding Ltd.	72,000	39,742
Lee & Man Paper Manufacturing Ltd.	131,000	57,103
Lonking Holdings Ltd.	111,000	18,610
Maanshan Iron & Steel, H Shares*	72,000	16,900
Maoye International Holdings Ltd.	82,000	14,382
Metallurgical Corp. of China Ltd., H Shares*	187,000	37,381
Minth Group Ltd.	36,000	37,978
New World China Land Ltd.	148,800	57,378
Nine Dragons Paper Holdings Ltd.	102,000	51,828
Poly Property Group Co., Ltd.*	150,000	80,474
Renhe Commercial Holdings Co., Ltd.*	550,000	22,343
Semiconductor Manufacturing International Corp.*	976,000	35,244

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Semiconductor Manufacturing International Corp., ADR*	2,052	$3,694
Shanghai Industrial Holdings Ltd.	55,000	163,495
Shenzhen International Holdings	627,500	42,891
Shenzhen Investment Ltd.	108,000	25,071
Shimao Property Holdings Ltd.	130,500	224,174
Shougang Fushan Resources Group Ltd.	188,000	50,430
Shui On Land Ltd.	230,281	86,719
Sino-Ocean Land Holdings Ltd.	228,434	129,624
Sinofert Holdings Ltd.	156,000	30,580
Sinotrans Ltd., H Shares	106,000	13,807
Sinotrans Shipping Ltd.	74,573	16,830
Sinotruk Hong Kong Ltd.	60,000	34,898
Skyworth Digital Holdings Ltd.	176,000	83,301
Soho China Ltd.	195,500	120,264
Sunac China Holdings Ltd.	53,000	25,768
TCC International Holdings Ltd.	64,000	15,847
Tian An China Investment	10,000	5,700
Travelsky Technology Ltd., H Shares	118,500	62,963
Yuexiu Property Co., Ltd.	515,800	130,379
		12,198,389
Czech Republic — 0.2%
Telefonica O2 Czech Republic AS	4,507	91,122
Unipetrol, AS*	14,712	128,605
		219,727
Hungary — 0.4%
EGIS Pharmaceuticals PLC	1,851	146,824
OTP Bank Nyrt	13,564	238,107
		384,931
India — 7.8%
Adani Enterprises Ltd.	12,957	49,364
Aditya Birla Nuvo Ltd.	2,706	46,173
Allahabad Bank Ltd.	1,836	5,106
Amtek Auto Ltd.	7,584	12,725
Arvind Ltd.	11,397	17,319
Ashok Leyland Ltd.	66,000	30,094
Aurobindo Pharma Ltd.	5,739	15,467
Bajaj Holdings and Investment Ltd.	1,407	21,007
Bank of Baroda	4,881	73,662
Bank of India	7,035	41,480
Bhushan Steel Ltd.	7,490	70,519
Bombay Rayon Fashions Ltd.*	1,619	8,226
Cairn India Ltd.*	37,422	234,841
Canara Bank	5,493	44,906
Central Bank Of India	22,808	33,837
Corporation Bank	250	1,990
DLF Ltd.	43,285	191,375
Educomp Solutions Ltd.	5,729	17,395
EID Parry India Ltd.	7,288	31,711
Essar Oil Ltd.*	15,426	14,769
Essar Ports Ltd.	2,998	5,255
Federal Bank Ltd.	9,627	81,541
Gitanjali Gems Ltd.	6,654	43,656
Great Eastern Shipping Co., Ltd. (The)	5,045	23,817
Hexa Tradex Ltd.*	2,323	1,183
Hindalco Industries Ltd.	100,344	229,814
Housing Development & Infrastructure Ltd.*	19,968	36,722
ICICI Bank Ltd., ADR	32,610	1,308,965
IDBI Bank Ltd.	16,131	30,705
IFCI Ltd.	14,171	8,329
Indiabulls Financial Services Ltd.	1,875	7,607
Indiabulls Infrastructure and Power Ltd.*	3,507	422
Indian Bank	12,173	44,542
Indian Hotels Co., Ltd.	5,200	6,605
Indian Overseas Bank	26,718	39,739
Infrastructure Development Finance Co., Ltd.	28,677	83,837
ING Vysya Bank Ltd.	6,545	50,634
Jaiprakash Associates Ltd.	65,004	101,675
Jammu & Kashmir Bank Ltd.	2,469	43,650
Jaypee Infratech Ltd.	42,410	41,811
Jindal Saw Ltd.	11,615	25,941
JSW Energy Ltd.	54,292	62,583
JSW Steel Ltd.	10,487	150,510
Mphasis Ltd.	2,597	19,916
National Aluminium Co., Ltd.	72,404	69,665
Oriental Bank of Commerce	7,526	43,091
Piramal Healthcare Ltd.	5,669	49,688
PTC India Ltd.	3,148	4,211
Reliance Capital Ltd.	8,971	73,314
Reliance Communications Ltd.	45,829	56,781
Reliance Industries Ltd.	78,130	1,236,571
Reliance Industries Ltd., GDR(a)	16,067	505,789
Reliance Power Ltd.*	70,155	130,614
Sesa Goa Ltd.	25,874	84,080
Shree Renuka Sugars Ltd.	48,908	33,520
Sintex Industries Ltd.	22,565	28,557
State Bank of India Ltd.	1,956	83,258
State Bank of India Ltd., GDR	1,400	120,610
Steel Authority of India Ltd.	62,625	101,812
Sterlite Industries India Ltd., ADR	26,322	199,784
Suzlon Energy Ltd.*	23,982	8,093
Syndicate Bank	19,381	40,052
Tata Chemicals Ltd.	6,115	37,111
Tata Communications Ltd.	10,678	49,306
Tata Communications Ltd., ADR	1,300	11,856
Tata Global Beverages Ltd.	29,240	79,247
Tata Steel Ltd., ADR	27,257	206,889
Union Bank of India	6,100	24,119
Unitech Ltd.*	62,501	28,795
United Phosphorus Ltd.	11,000	27,351
Videocon Industries Ltd.	6,099	19,889
		6,765,478
Indonesia — 3.2%
Adaro Energy Tbk PT	1,292,500	202,586
Alam Sutera Realty Tbk PT	520,000	26,896
Aneka Tambang Tbk PT	534,000	75,329
Bakrie and Brothers Tbk PT*	584,500	3,054
Bakrie Telecom Tbk PT*	845,500	6,626
Bank Danamon Indonesia Tbk PT	298,273	194,797
Bank Mandiri Tbk PT	237,500	203,500
Bank Negara Indonesia Persero Tbk PT	1,109,366	454,991
Bank Pan Indonesia Tbk PT*	1,140,000	82,194
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	143,000	16,437
Bank Tabungan Negara Tbk PT	342,500	51,536
Barito Pacific Tbk PT*	253,500	12,980
Bhakti Investama Tbk PT	1,062,000	54,931
Bumi Resources Minerals Tbk PT*	291,500	17,057
Bumi Resources Tbk PT	318,500	24,295
Bumi Serpong Damai Tbk PT	170,000	20,073
Ciputra Development Tbk PT	1,081,500	80,237
Gajah Tunggal Tbk PT	257,000	61,095
Garuda Indonesia Persero Tbk PT*	141,000	9,135
Global Mediacom Tbk PT	654,500	140,201
Holcim Indonesia Tbk PT	213,000	63,433

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Indah Kiat Pulp and Paper Corp., Tbk PT*	249,000	$26,539
Indika Energy Tbk PT	223,500	37,834
Indofood Sukses Makmur Tbk PT	536,500	316,742
Japfa Comfeed Indonesia Tbk PT	47,500	23,328
Lippo Karawaci Tbk PT	2,178,375	225,349
Matahari Putra Prima Tbk PT	84,500	13,244
Medco Energi Internasional Tbk PT	276,000	49,317
Sinar Mas Multiartha Tbk PT	7,500	3,625
Timah Tbk PT	284,500	46,079
United Tractors Tbk PT	29,500	63,809
Vale Indonesia Tbk PT	415,000	127,926
		2,735,175
Korea — 14.7%
AMOREPACIFIC Group	76	33,712
BS Financial Group, Inc.	8,140	87,887
CJ Corp.	1,214	109,775
CJ E&M Corp.*	535	13,984
Daelim Industrial Co., Ltd.	2,458	209,878
Daewoo Engineering & Construction Co., Ltd.*	4,660	43,815
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,750	110,905
Daou Technology, Inc.	4,180	65,628
DGB Financial Group, Inc.	9,150	121,020
Dongkuk Steel Mill Co., Ltd.	1,140	16,719
Doosan Corp.	538	66,559
GS Engineering & Construction Corp.	1,605	110,617
GS Holdings Corp.	4,493	270,043
Hana Financial Group, Inc.	16,650	510,095
Hanjin Heavy Industries & Construction Co., Ltd.*	2,605	28,360
Hanjin Shipping Co., Ltd.*	5,641	68,519
Hanwha Chem Corp.	8,670	166,547
Hanwha Corp.	2,710	84,487
Hite Jinro Co. Ltd.	1,560	34,248
Hyosung Corp.	1,982	111,099
Hyundai Development Co.	4,300	86,083
Hyundai Heavy Industries Co., Ltd.	1,835	416,886
Hyundai Motor Co.	461	104,525
Hyundai Securities Co.	8,977	74,955
Hyundai Steel Co.	5,135	407,963
Industrial Bank of Korea	12,480	137,553
KB Financial Group, Inc.	1,370	48,936
KB Financial Group, Inc., ADR	27,494	970,263
KCC Corp.	487	127,728
Kolon Industries, Inc.	1,185	65,891
Korea Exchange Bank*	20,440	156,138
Korea Express Co., Ltd.*	282	24,586
Korea Investment Holdings Co., Ltd.	3,470	125,197
Korea Life Insurance Co., Ltd.	14,250	98,981
KP Chemical Corp.	2,180	25,891
LG Corp.	7,969	445,979
LG Display Co., Ltd.*	4,160	106,112
LG Display Co., Ltd., ADR*	33,010	414,936
LG Electronics, Inc.	9,407	584,010
LG Hausys Ltd.	526	38,571
LG Innotek Co., Ltd.*	281	20,479
LG International Corp.	1,930	81,182
LG Uplus Corp.	20,310	133,034
Lotte Chilsung Beverage Co., Ltd.	40	49,630
Lotte Confectionery Co., Ltd.	54	75,406
Lotte Shopping Co., Ltd.	974	280,433
Mirae Asset Securities Co., Ltd.	1,180	35,939
Nong Shim Co., Ltd.	200	47,776
Poongsan Corp.	2,070	65,466
POSCO	336	110,496
POSCO, ADR	22,412	1,827,474
Samsung SDI Co., Ltd.	2,604	371,356
Seah Besteel Corp.	440	15,103
Shinhan Financial Group Co., Ltd.	8,700	297,065
Shinhan Financial Group Co., Ltd., ADR	12,205	819,444
Shinsegae Co. Ltd.	345	65,187
SK Broadband Co. Ltd.*	1,883	6,438
SK Chemicals Co., Ltd.	779	45,769
SK Holdings Co., Ltd.	2,446	342,221
SK Innovation Co., Ltd.	5,072	768,952
SK Networks Co., Ltd.	6,830	62,989
STX Corp.	3,240	24,138
STX Offshore & Shipbuilding Co., Ltd.	4,700	37,721
STX Pan Ocean Co., Ltd.	4,940	16,512
Taekwang Industrial Co., Ltd.	18	15,386
Woori Finance Holdings Co., Ltd.	16,870	166,966
Woori Finance Holdings Co., Ltd., ADR	3,675	108,633
Woori Investment & Securities Co., Ltd.	10,440	110,372
		12,726,648
Malaysia — 3.7%
Affin Holdings Berhad	96,900	106,839
Alliance Financial Group Berhad	97,000	129,799
AMMB Holdings Berhad	201,687	419,673
Batu Kawan Berhad	18,800	110,715
Berjaya Corp. Berhad	244,700	50,037
Berjaya Land Berhad	215,200	56,326
Boustead Holdings Berhad	45,584	77,552
DRB-Hicom Berhad	90,000	68,608
Eastern & Oriental Bhd	46,300	24,994
Gamuda Berhad	50,000	56,273
Genting Malaysia Bhd	124,200	142,221
HAP Seng Consolidated Berhad	63,800	34,233
Hap Seng Plantations Holdings Berhad	19,600	18,276
Hong Leong Financial Group Berhad	26,900	104,379
IGB Corp. Berhad	99,283	75,360
IJM Corp. Berhad	138,180	213,384
IJM Land Bhd	20,400	14,216
IJM Plantations Bhd	26,300	29,600
Jaya Tiasa Holdings BHD	5,700	4,476
KNM Group Bhd*	34,400	7,597
Kulim Malaysia Berhad	49,400	79,680
Mah Sing Group Bhd	56,000	38,659
Malaysia Airports Holdings Bhd	15,600	28,378
Malaysian Resources Corp. Bhd	105,000	54,965
Media Prima Bhd	30,700	23,403
MISC Berhad*	85,520	118,914
MMC Corp. Berhad	109,900	98,879
Multi-Purpose Holdings BHD	17,100	19,581
Oriental Holdings Berhad	23,560	59,353
OSK Holdings Berhad	83,537	38,537
Pos Malaysia Berhad	38,700	39,377
PPB Group Berhad	55,300	218,197
RHB Capital Berhad	49,791	117,452
Shell Refining Co., Federation of Malaya Berhad	8,600	25,323
Sunway Bhd*	46,200	34,765
Supermax Corp. Bhd	45,100	30,396
TA Enterprise Berhad	92,600	15,602
TA Global Berhad	55,560	4,635
TAN Chong Motor Holdings BHD	9,600	14,636
Time dotCom Bhd*	57,980	58,805

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
Tradewinds Malaysia Bhd	5,500	$12,974
UEM Land Holdings Bhd*	74,300	40,839
Wah Seong Corp. Bhd	3,500	2,004
WCT Bhd	44,600	39,398
YTL Corp. Berhad	488,909	275,126
		3,234,436
Mexico — 7.0%
Alfa SAB de CV, Class A	314,000	584,492
Arca Continental SAB de CV	67,532	478,221
Cemex SAB de CV*	279,274	232,371
Cemex SAB de CV, ADR*	71,886	598,810
Coca-Cola Femsa SAB de CV, ADR	149	19,221
Controladora Comercial Mexicana SAB de CV	36,957	97,448
Empresas ICA SAB de CV, ADR*	1,800	13,932
Fomento Economico Mexicano SAB de CV, ADR	20,700	1,903,986
Grupo Aeroportuario del Pacifico SAB de CV, ADR	5,200	225,160
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,900	168,340
Grupo Carso SAB de CV- Ser A	47,917	163,759
Grupo Comercial Chedraui SA de CV	19,630	50,022
Grupo Financiero Banorte SAB de CV	112,200	634,145
Grupo Financiero Inbursa SA	74,100	208,626
Industrias CH SAB de CV- Ser B*	22,900	136,634
Inmuebles Carso SAB de CV*	47,917	38,343
Minera Frisco SAB de CV*	27,719	117,257
OHL Mexico SAB de CV*	13,200	21,300
Organizacion Soriana SAB de CV, Class B	94,800	308,518
TV Azteca SAB de CV	46,061	31,777
		6,032,362
Philippines — 0.9%
Alliance Global Group, Inc.	411,300	144,938
JG Summit Holdings, Inc.	54,700	42,617
Megaworld Corp.	2,020,000	107,985
Metropolitan Bank & Trust	80,019	177,436
Robinsons Land Corp.	165,600	75,585
San Miguel Corp.	86,300	228,189
SM Development Corp.	46,750	6,836
		783,586
Poland — 1.7%
Asseco Poland SA	6,993	97,529
Enea SA	9,208	46,994
Grupa Lotos SA*	10,150	99,483
Kredyt Bank SA*	9,268	46,287
Netia SA*	10,000	19,197
Orbis SA	677	8,199
PGE SA	80,727	466,171
Polski Koncern Naftowy Orlen SA*	36,737	521,759
Tauron Polska Energia SA	88,456	135,294
Zaklady Azotowe Pulawy SA	640	24,572
		1,465,485
Russia — 5.0%
Federal Hydrogenerating Co., ADR	44,344	117,955
Federal Hydrogenerating Co., JSC, ADR	17,554	46,694
Gazprom OAO, ADR	326,699	3,276,791
Gazprom OAO, ADR	45,992	464,059
Lukoil OAO, ADR	5,916	364,425
Magnitogorsk Iron & Steel Works, GDR*	11,936	54,906
Mechel, ADR	3,346	23,556
		4,348,386
South Africa — 8.4%
ABSA Group Ltd.	17,775	295,787
Aeci Ltd.	6,832	67,179
African Rainbow Minerals Ltd.	9,374	183,561
ArcelorMittal South Africa Ltd.*	4,488	22,108
Aveng Ltd.	32,243	121,216
Barloworld Ltd.	23,324	201,489
Caxton and CTP Publishers and Printers Ltd.	18,814	39,106
Daewoo Securities Co., Ltd.	3,497	40,117
DataTec Ltd.	7,489	47,374
Gold Fields Ltd., ADR	60,627	779,057
Grindrod Ltd.	15,332	26,158
Harmony Gold Mining Co., Ltd., ADR	34,777	292,475
Illovo Sugar Ltd.	7,069	25,905
Impala Platinum Holdings Ltd.	30,167	503,810
Imperial Holdings Ltd.	9,604	216,370
Investec Ltd.	25,999	159,624
JD Group Ltd.	12,010	67,099
Liberty Holdings Ltd.	8,197	97,748
Mediclinic International Ltd.	15,682	77,251
Mmi Holdings Ltd.	86,681	220,686
Mondi Ltd.	9,297	94,422
Mpact Ltd.	5,737	13,062
Nedbank Group Ltd.	20,163	443,305
Northam Platinum Ltd.	15,969	57,598
Royal Bafokeng Platinum Ltd.*	2,402	14,112
Sanlam Ltd.	214,984	970,437
Sappi Ltd., ADR*	44,800	128,128
Sasol Ltd., ADR	12,700	566,166
Standard Bank Group Ltd.	73,481	932,572
Steinhoff International Holdings Ltd.*	137,280	430,165
Telkom SA Ltd.*	21,021	44,452
Tongaat Hulett Ltd.	3,850	64,645
		7,243,184
Taiwan — 13.0%
Ability Enterprise Co., Ltd.	6,000	5,434
Acer, Inc.*	225,000	221,059
Alpha Networks, Inc.	28,000	19,820
Altek Corp.	34,151	20,330
AmTRAN Technology Co., Ltd.	70,360	55,206
Asia Cement Corp.	140,898	178,084
Asia Optical Co., Inc.*	16,000	18,285
AU Optronics Corp.*	85,000	30,737
AU Optronics Corp., ADR*	60,438	210,324
BES Engineering Corp.	111,000	29,536
Capital Securities Corp.	156,661	59,589
Cathay Real Estate Development Co., Ltd.	100,000	48,101
Chang Hwa Commercial Bank	459,522	249,250
Cheng Loong Corp.	41,000	16,644
Cheng Uei Precision Industry Co., Ltd.	18,543	44,407
Chimei Innolux Corp.*	376,302	136,716
Chin-Poon Industrial Co., Ltd.	6,000	7,092
China Airlines Ltd.*	141,111	58,970
China Development Financial Holding Corp.*	878,468	217,268
China Manmade Fibers Corp.*	89,000	36,434
China Motor Corp.	71,195	68,733
China Petrochemical Development Corp.	123,000	104,271
China Synthetic Rubber Corp.	56,203	60,203
Chinatrust Financial Holding Co., Ltd.	711,635	429,698
Chung Hung Steel Corp.*	48,000	13,722

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
CMC Magnetics Corp.*	213,000	$36,186
Compal Electronics, Inc.	359,000	322,706
Compeq Manufacturing Co., Ltd.	100,000	45,201
Coretronic Corp.	38,000	36,297
CSBC Corp.	8,240	5,650
D-Link Corp.	72,000	43,966
E Ink Holdings, Inc.	18,000	19,650
E.Sun Financial Holding Co., Ltd.	338,782	191,850
Elitegroup Computer Systems Co., Ltd.	39,610	13,202
Entie Commercial Bank	7,000	3,474
Epistar Corp.	72,000	153,758
Eternal Chemical Co. Ltd.	31,000	26,491
Evergreen International Storage & Transport Corp.	17,000	11,570
Evergreen Marine Corp. Taiwan Ltd.*	105,599	55,657
Everlight Electronics Co., Ltd.	30,000	48,561
Far Eastern International Bank	72,900	28,848
Farglory Land Development Co. Ltd.	41,000	76,647
First Financial Holding Co., Ltd.	571,418	353,804
Formosa Epitaxy, Inc.*	19,000	13,871
Formosa Taffeta Co., Ltd.	67,000	64,226
Formosan Rubber Group, Inc.	23,000	16,477
Fubon Financial Holding Co., Ltd.	496,211	539,995
Getac Technology Corp.	45,000	32,238
Gigabyte Technology Co., Ltd.	52,000	47,453
Gintech Energy Corp.*	21,049	21,578
Goldsun Development & Construction Co., Ltd.	66,953	26,837
Grand Pacific Petrochemical	99,000	53,868
Green Energy Technology, Inc.*	40,149	28,694
HannStar Display Corp.*	134,000	13,394
Hey Song Corp.	26,000	42,574
Hua Nan Financial Holdings Co., Ltd.	335,456	188,249
Hung Sheng Construction Co., Ltd.	4,000	2,313
Inotera Memories, Inc.*	311,000	53,684
Inventec Co., Ltd.	212,282	84,005
Jih Sun Financial Holdings Co., Ltd.	81,071	23,204
King Yuan Electronics Co., Ltd.	110,100	60,659
King's Town Bank*	46,000	32,169
Kinpo Electronics	122,000	28,925
Lealea Enterprise Co., Ltd.	55,620	21,346
Lien Hwa Industrial Corp.	62,829	42,010
LITE-ON IT Corp.	31,249	28,889
Lite-On Technology Corp.	184,698	238,485
Macronix International	356,044	118,910
Masterlink Securities Corp.	113,000	36,467
Mega Financial Holding Co., Ltd.	788,898	608,221
Micro-Star International Co., Ltd.	76,374	37,388
Mitac International	138,439	53,367
Motech Industries, Inc.*	11,000	11,595
Nan Ya Printed Circuit Board Corp.	16,200	26,444
Neo Solar Power Corp.*	17,000	11,048
Nien Hsing Textile Co., Ltd.	14,962	10,642
Pan-International Industrial*	17,039	17,031
Pegatron Corp.*	153,249	199,446
POU Chen Corp.	190,133	194,586
Powertech Technology, Inc.	59,000	113,316
President Securities Corp.*	58,653	31,714
Qisda Corp.*	224,400	50,907
Radium Life Tech Co., Ltd.	37,047	25,719
Realtek Semiconductor Corp.	11,110	22,020
Ritek Corp.*	270,399	35,883
Sanyang Industry Co., Ltd.*	55,573	38,201
Shihlin Electric & Engineering Corp.	17,000	20,182
Shin Kong Financial Holding Co., Ltd.*	536,849	149,626
Shinkong Synthetic Fibers Corp.	97,151	33,971
Silicon Integrated Systems Corp.*	27,456	9,881
Sincere Navigation Corp.	27,000	23,626
Sino-American Silicon Products, Inc.	19,000	25,732
SinoPac Financial Holdings Co., Ltd.	521,008	219,505
TA Chen Stainless Pipe	72,000	39,545
Ta Chong Bank Co., Ltd.*	140,904	49,029
Taichung Commercial Bank	145,377	49,495
Tainan Spinning Co., Ltd.	58,833	28,500
Taishin Financial Holding Co., Ltd.	441,331	170,128
Taiwan Business Bank*	221,188	66,552
Taiwan Cement Corp.	286,772	355,120
Taiwan Cooperative Financial Holding	402,104	222,907
Taiwan Fertilizer Co. Ltd.	67,000	181,708
Taiwan Glass Industrial Corp.	85,164	86,432
Tatung Co., Ltd.*	139,784	36,050
Teco Electric and Machinery Co., Ltd.	247,000	171,051
Ton Yi Industrial Corp.	61,950	36,033
Tong Yang Industry Co., Ltd.	38,948	38,399
Tung Ho Steel Enterprise Corp.	43,000	44,007
U-Ming Marine Transport Corp.	20,000	31,999
Unimicron Technology Corp.	110,000	131,151
Union Bank Of Taiwan*	71,760	25,827
United Microelectronics Corp.	1,215,513	505,885
UPC Technology Corp.	43,046	23,716
Vanguard International Semiconductor Corp.	79,000	48,780
Walsin Lihwa Corp.*	302,000	105,600
Walsin Technology Corp.*	3,163	820
Wan Hai Lines Ltd.*	76,650	43,014
Winbond Electronics Corp.*	311,000	46,682
Wintek Corp.*	146,099	76,505
Wistron Corp.	156,400	187,807
WT Microelectronics Co., Ltd.	21,000	26,327
Yageo Corp.*	227,000	68,998
Yang Ming Marine Transport Corp.*	117,365	48,846
Yieh Phui Enterprise Co., Ltd.	136,213	42,425
Young Fast Optoelectronics Co., Ltd.	5,000	12,059
Yuanta Financial Holding Co., Ltd.	763,503	401,110
Yuen Foong Yu Paper Manufacturing Co., Ltd.	150,385	64,128
Yulon Motor Co., Ltd.	91,272	183,705
		11,294,342
Thailand — 3.6%
Bangchak Petroleum PCL	74,000	58,661
Bangkok Bank PCL, ADR	99,000	623,977
Bangkok Expressway PCL	63,900	61,243
Bank of Ayudhya PCL	126,400	129,357
Banpu PCL	4,550	57,947
Delta Electronics Thai PCL	56,500	47,267
Esso Thailand PCL	97,600	33,929
IRPC PCL	901,900	124,824
Kiatnakin Bank PCL	33,300	50,037
Krung Thai Bank PCL	358,700	213,262
MBK PCL	400	1,520
Precious Shipping PCL	58,400	25,045
PTT Global Chemical PCL	185,028	378,712
PTT PCL	63,300	676,598
Sri Trang Agro-Industry PCL	67,800	34,142
Thai Airways International PCL*	96,000	67,680
Thai Oil PCL	71,700	151,996
Thai Plastic & Chemical PCL	8,100	7,895
Thanachart Capital PCL	81,200	99,587

See notes to schedule of investments.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
TMB Bank PCL	989,400	$58,503
Total Access Communication PCL	45,100	136,267
TPI Polene PCL	113,900	47,736
		3,086,185
Turkey — 1.8%
Aksigorta AS	14,835	15,931
Arcelik AS	6,919	36,804
Asya Katilim Bankasi AS*	9,747	10,738
Cimsa Cimento Sanayi VE Tica AS	4,854	21,390
Dogan Sirketler Grubu Holding AS*	69,540	27,859
Eregli Demir ve Celik Fabrikalari TAS	122,129	150,177
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	36,171	23,547
KOC Holding AS	74,071	295,913
Petkim Petrokimya Holding AS	30,112	33,677
Sekerbank TAS*	45,363	31,803
Tekfen Holding AS	23,735	86,105
Trakya Cam Sanayi AS*	19,329	21,832
Turk Hava Yollari*	41,159	86,108
Turk Sise ve Cam Fabrikalari AS	58,981	81,715
Turkiye Is Bankasi	136,282	427,670
Turkiye Sinai Kalkinma Bankasi AS	39,318	43,753
Turkiye Vakiflar Bankasi TAO	67,813	146,398
		1,541,420
TOTAL COMMON STOCKS (Identified Cost $82,097,284)		82,389,391

PREFERRED STOCKS — 4.3%
Brazil — 4.3%
Braskem SA, PF A	9,600	67,575
Braskem SA, ADR	10,100	142,511
Gerdau SA	8,800	83,692
Klabin SA, PF	53,121	277,757
Petroleo Brasileiro SA	48,935	539,981
Petroleo Brasileiro SA, ADR	85,953	1,896,983
Suzano Papel e Celulose SA	23,900	62,837
Usinas Siderurgicas de Minas Gerais SA, PF A	96,030	479,380
Vale SA, PF ADR	9,100	157,976
		3,708,692
TOTAL PREFERRED STOCKS (Identified Cost $4,719,724)		3,708,692

RIGHTS & WARRANTS — 0.0%
Malaysia — 0.0%
YTL Corp. Berhad, expires 10/17/12*	32,594	3,039
South Africa — 0.0%
Mediclinic International Ltd., expires 10/5/12*	4,198	6,179
Thailand — 0.0%
Krung Thai Bank PCL, expires 10/11/12*	89,675	16,607
TOTAL RIGHTS & WARRANTS (Identified Cost $0)		25,825

SHORT-TERM INVESTMENTS — 0.5%
United States — 0.5%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	401,550	401,550
		401,551
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $401,551)		401,551

Total Investments — 99.9%
(Identified Cost $87,218,559)#		86,525,459
Cash and Other Assets, Less Liabilities — 0.1%		82,964

Net Assets — 100.0%		$86,608,423

†	See Note 1.
*	Non-income producing security.
(a)	144A securities. Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
#	At September 30, 2012 the aggregate cost of investment securities for U.S federal income tax purposes was $87,218,559. Net unrealized depreciation aggregated $693,100 of which $10,900,528 related to appreciated investment securities and $11,593,628 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

See notes to schedule of investments.

SA Emerging Markets Value Fund

September 30, 2012
Country Weightings (% of portfolio market value)

Country	Percentage
Korea	14.7%
China	14.1%
Taiwan	13.1%
Brazil	12.1%
South Africa	8.4%
India	7.8%
Mexico	7.0%
Russia	5.0%
Malaysia	3.7%
Other	14.1%

SA Emerging Markets Value Fund

Ten Largest Industry Holdings September 30, 2012
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.6%
Oil, Gas & Consumable Fuels	18.1%
Metals & Mining	10.1%
Industrial Conglomerates	4.4%
Real Estate Management & Development	3.4%
Beverages	2.9%
Diversified Financial Services	2.6%
Chemicals	2.5%
Electronic Equipment, Instruments & Components	2.4%
Food Products	2.2%

SA Real Estate Securities Fund
PORTFOLIO OF INVESTMENTS — AS OF SEPTEMBER 30, 2012 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.5%
Real Estate Investment Trusts (REITs) — 99.5%
Acadia Realty Trust	10,158	$252,122
Agree Realty Corp.	2,350	59,901
Alexander's, Inc.	676	288,983
Alexandria Real Estate Equities, Inc.	13,923	1,023,619
American Campus Communities, Inc.	16,328	716,473
American Tower Corp. REIT	19,107	1,364,049
Apartment Investment & Management Co.	29,655	770,733
Ashford Hospitality Trust, Inc.	12,145	102,018
Associated Estates Realty Corp.	9,860	149,478
AvalonBay Communities, Inc.	19,910	2,707,561
BioMed Realty Trust, Inc.	33,105	619,726
Boston Properties, Inc.	32,238	3,565,845
Brandywine Realty Trust	31,994	390,007
BRE Properties, Inc.	16,115	755,632
Camden Property Trust	17,130	1,104,714
Campus Crest Communities, Inc.	6,111	65,999
CapLease, Inc.	6,203	32,069
CBL & Associates Properties, Inc.	30,390	648,523
Cedar Realty Trust, Inc.	13,325	70,356
Colonial Properties Trust	17,917	377,153
CommonWealth REIT	18,134	264,031
Corporate Office Properties Trust	15,707	376,497
Cousins Properties, Inc.	21,935	174,164
CubeSmart	25,500	328,185
DCT Industrial Trust, Inc.	54,287	351,237
DDR Corp.	51,164	785,879
DiamondRock Hospitality Co.	35,652	343,329
Digital Realty Trust, Inc.	24,327	1,699,241
Douglas Emmett, Inc.	28,958	668,061
Duke Realty Corp.	57,120	839,664
DuPont Fabros Technology, Inc.	14,655	370,039
EastGroup Properties, Inc.	5,958	316,966
Education Realty Trust, Inc.	20,475	223,177
Entertainment Properties Trust	10,560	469,181
Equity Lifestyle Properties, Inc.	8,984	611,990
Equity One, Inc.	13,403	282,267
Equity Residential	64,549	3,713,504
Essex Property Trust, Inc.	7,481	1,108,983
Excel Trust, Inc.	5,342	61,006
Extra Space Storage, Inc.	20,505	681,791
Federal Realty Investment Trust	14,280	1,503,684
FelCor Lodging Trust, Inc.*	24,513	116,192
First Industrial Realty Trust, Inc.*	18,500	243,090
First Potomac Realty Trust	11,300	145,544
Franklin Street Properties Corp.	16,295	180,386
General Growth Properties, Inc.	93,644	1,824,185
Getty Realty Corp.	5,900	105,905
Gladstone Commercial Corp.	756	13,805
Glimcher Realty Trust	28,345	299,607
Government Properties Income Trust	8,387	196,256
HCP, Inc.	89,129	3,964,458
Health Care REIT, Inc.	44,337	2,560,462
Healthcare Realty Trust, Inc.	17,845	411,327
Hersha Hospitality Trust	34,973	171,368
Highwoods Properties, Inc.	16,061	523,910
Home Properties, Inc.	10,637	651,729
Hospitality Properties Trust	27,524	654,521
Host Hotels & Resorts, Inc.	152,871	2,453,579
Inland Real Estate Corp.	20,029	165,239
Investors Real Estate Trust	10,491	86,761
Kilroy Realty Corp.	14,397	644,698
Kimco Realty Corp.	90,830	1,841,124
Kite Realty Group Trust	12,812	65,341
LaSalle Hotel Properties	18,221	486,318
Lexington Realty Trust	30,814	297,663
Liberty Property Trust	25,879	937,855
LTC Properties, Inc.	5,388	171,608
Mack-Cali Realty Corp.	19,000	505,400
Medical Properties Trust, Inc.	27,250	284,762
MHI Hospitality Corp.	100	391
Mid-America Apartment Communities, Inc.	8,580	560,360
Mission West Properties, Inc.	4,004	34,835
Monmouth Real Estate Investment Corp., Class A	6,321	70,732
MPG Office Trust, Inc.*	10,100	33,835
National Health Investors, Inc.	3,049	156,841
National Retail Properties, Inc.	22,653	690,916
Omega Healthcare Investors, Inc.	22,840	519,153
One Liberty Properties, Inc.	1,927	35,939
Parkway Properties, Inc.	5,400	72,198
Pennsylvania Real Estate Investment Trust	11,406	180,899
Piedmont Office Realty Trust, Inc., Class A	37,606	652,088
Post Properties, Inc.	11,518	552,403
Prologis, Inc.	98,860	3,463,066
PS Business Parks, Inc.	4,582	306,169
Public Storage	31,208	4,343,217
Ramco-Gershenson Properties Trust	8,530	106,881
Realty Income Corp.	28,869	1,180,453
Regency Centers Corp.	19,504	950,430
Retail Opportunity Investments Corp.	6,492	83,552
RLJ Lodging Trust	3,631	68,662
Rouse Properties, Inc. REIT	3,272	46,953
Sabra Healthcare REIT, Inc.	7,674	153,557
Saul Centers, Inc.	3,133	139,105
Senior Housing Properties Trust	35,576	774,845
Simon Property Group, Inc.	64,529	9,796,147
SL Green Realty Corp.	19,852	1,589,550
Sovran Self Storage, Inc.	6,700	387,595
Strategic Hotels & Resorts, Inc.*	37,591	225,922
Sun Communities, Inc.	5,536	244,248
Sunstone Hotel Investors, Inc.*	27,378	301,158
Supertel Hospitality, Inc.*	2,197	2,307
Tanger Factory Outlet Centers	20,389	659,176
Taubman Centers, Inc.	12,538	962,041
The Macerich Co.	29,737	1,701,848
UDR, Inc.	50,856	1,262,246
UMH Properties, Inc.	1,915	22,923
Universal Health Realty Income Trust	2,400	110,352
Urstadt Biddle Properties, Inc.	1,000	19,260
Urstadt Biddle Properties, Inc., Class A	4,100	82,943
Ventas, Inc.	61,660	3,838,335
Vornado Realty Trust	35,808	2,902,238
Washington Real Estate Investment Trust	15,250	409,005
Weingarten Realty Investors	25,000	702,750
Whitestone REIT, Class B	605	7,986
Winthrop Realty Trust	6,334	68,280
		90,714,720
TOTAL COMMON STOCKS
(Identified Cost $67,919,910)		90,714,720

SHORT-TERM INVESTMENTS — 0.2%
United States — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	200,043	200,043
		200,044
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $200,044)		200,044

See notes to schedule of investments.

Total Investments — 99.7%
(Identified Cost $68,119,954)#	90,914,764
Class and Other Assets, Less Liabilities — 0.3%	245,975

Net Assets — 100.0%	$91,160,739

†	See Note 1.
*	Non-income producing security.
#	At September 30, 2012 the aggregate cost of investment securities for U.S. federal income tax purposes was $68,119,954. Net unrealized appreciation aggregated $22,794,810 of which $24,442,359 related to appreciated investment securities and $1,647,549 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

See notes to schedule of investments.

SA Real Estate Securities Fund

September 30, 2012
Portfolio Sectors (% of portfolio market value)

Sector	Percentage
Retail REIT's	28.1%
Specialized REIT's	28.0%
Residential REIT's	17.2%
Office REIT's	15.1%
Diversified REIT's	6.4%
Industrial REIT's	5.0%
Short-Term	0.2%

SA FUNDS

NOTES TO SCHEDULE OF INVESTMENTS – September 30, 2012 (Unaudited)

1. Security Valuation

     Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported price, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Fixed income investments are generally valued at the last available mean price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) appointed by the Board of Trustees of the Trust (the “Board”). Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee. Any determinations of fair value made by the Pricing Committee are presented to the Board for ratification.

     Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

     Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The tables below provide a summary of the inputs as of September 30, 2012 in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted
	Quoted Prices in
	Active Markets			Significant
	for Identical		Significant Other	Unobservable	Balance as of
	Investments		Observable Inputs	Inputs	September 30, 2012
Description	(Level 1)		(Level 2)	(Level 3)	Total
SA U.S. Fixed Income Fund
Bonds and Notes	$-		$358,438,272	$-	$358,438,272
Short-Term Investments	21,084,745		-	-	21,084,745
Total Investments	$21,084,745		$358,438,272	$-	$379,523,017

SA Global Fixed Income Fund
Assets:
Bonds and Notes	$-		$551,759,683	$-	$551,759,683
Short-Term Investments	14,895,452		-	-	14,895,452
Collateral for Securities on Loan Short-Term	89,089,243		-	-	89,089,243
Forward Foreign Currency Contracts	-		677,107	-	677,107
Total Investments	$103,984,695		$552,436,790	$-	$656,421,485
Liabilities:
Forward Foreign Currency Contracts	$-		$(6,474,775)	$-	$(6,474,775)

SA U.S. Core Market Fund
Common Stocks	$405,672,515	†	$-	$-	$405,672,515
Mutual Funds	18,361,950		-	-	18,361,950
Short-Term Investments	166		-	-	166
Collateral for Securities on Loan Short-Term	33,946,517		-	-	33,946,517
Total Investments	$457,981,148		$-	$-	$457,981,148

SA U.S. Value Fund
Common Stocks	$330,205,601		$-	$-	$330,205,601
Rights & Warrants	11,333		-	-	11,333
Short-Term Investments	51		-	-	51
Collateral for Securities on Loan Short-Term	35,010,268		-	-	35,010,268
Total Investments	$365,227,253		$-	$-	$365,227,253

SA U.S. Small Company Fund
Common Stocks	$254,523,948	†	$7,639	$-	$254,531,587
Preferred Stocks	-		4,278	-	4,278
Rights & Warrants	1,308	†	-	-	1,308
Short-Term Investments	182,066		-	-	182,066
Collateral for Securities on Loan Short-Term	69,555,049		-	-	69,555,049
Total Investments	$324,262,371		$11,917	$-	$324,274,288

SA International Value Fund
Common Stocks	$465,497,127		$512,711	$-	$466,009,838
Preferred Stocks	163,348		-	-	163,348
Rights & Warrants	16,476		10,271	-	26,747
Short-Term Investments	534,114		-	-	534,114
Collateral for Securities on Loan Short-Term	92,015,560		-	-	92,015,560
Total Investments	$558,226,625		$522,982	$-	$558,749,607

SA International Small Company Fund
Mutual Funds	$206,321,613		$-	$-	$206,321,613
Total Investments	$206,321,613		$-	$-	$206,321,613

SA Emerging Markets Value Fund
Common Stocks	$82,380,123		$9,268	$-	$82,389,391
Preferred Stocks	3,708,692		-	-	3,708,692
Rights & Warrants	6,179		19,646	-	25,825
Short-Term Investments	401,551		-	-	401,551
Total Investments	$86,496,545		$28,914	$-	$86,525,459

SA Real Estate Securities Fund
Common Stocks	$90,714,720		$-	$-	$90,714,720
Short-Term Investments	200,044		-	-	200,044
Total Investments	$90,914,764		$-	$-	$90,914,764

       †       Includes one or more securities which are valued at zero.

     Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. There were no significant transfers into or out of Levels 1, 2, or 3 during the period ended September 30, 2012.

     In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 is the result of the work of FASB and the International Accounting Standards Board to establish common requirements for measuring fair value and for disclosing information about fair value measurements, which are effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the adoption of ASU 2011-04 on the Trust’s financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
SDR	Special Drawing Rights
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$2,101,625,676
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	1,433,849,914
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	1,404,130,628
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	754,044,735
Investment in The Canadian Small Company Series of
The DFA Investment Trust Company	703,936,039
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $6,339,625,138)	$6,397,586,992
TOTAL INVESTMENTS - (100.0%) (Cost $6,339,625,138)^^	$6,397,586,992

Summary of the Portfolio’s investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$6,397,586,992	—	—	$6,397,586,992
TOTAL	$6,397,586,992	—	—	$6,397,586,992

See accompanying Notes to Schedules of Investments.

Organization

     DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. At September 30, 2012, the Fund consists of sixty-six operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors Inc. (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which invests in five series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation

     The International Small Company Portfolio invests in the five Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds. These valuations are classified as Level 1 in the hierarchy.

     The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     A summary of inputs used to value the Portfolio’s investments by each major security type is disclosed previously in the Security Valuation note. Valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Federal Tax Cost

     At September 30, 2012, the total cost of securities for federal income tax purposes was $6,349,944,174.

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the schedule of investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (86.2%)
Consumer Discretionary — (19.1%)
	Accordia Golf Co., Ltd.	5,176	$3,321,226
	Aeon Fantasy Co., Ltd.	57,832	783,401
	Ahresty Corp.	74,500	338,860
	Aigan Co., Ltd.	96,200	374,280
*	Aisan Industry Co., Ltd.	168,600	1,337,035
#	Akebono Brake Industry Co., Ltd.	388,800	1,725,865
#	Alpen Co., Ltd.	83,400	1,568,649
	Alpha Corp.	30,400	324,139
	Alpine Electronics, Inc.	217,400	2,023,021
	Amiyaki Tei Co., Ltd.	235	584,055
	Amuse, Inc.	31,699	502,350
#*	Anrakutei Co., Ltd.	50,000	257,238
	AOI Pro, Inc.	39,000	289,235
	AOKI Holdings, Inc.	97,100	2,101,809
	Aoyama Trading Co., Ltd.	275,800	5,272,806
*	Arata Corp.	44,000	209,494
	Arc Land Sakamoto Co., Ltd.	58,000	862,468
	Arnest One Corp.	216,200	3,329,995
#	Asahi Co., Ltd.	65,600	1,115,161
	Asatsu-DK, Inc.	133,100	3,402,818
*	Ashimori Industry Co., Ltd.	319,000	403,843
#	ASKUL Corp.	96,100	1,566,530
	Asti Corp.	46,000	117,078
#	Atom Corp.	201,800	1,008,327
	Atsugi Co., Ltd.	784,000	901,643
#	Autobacs Seven Co., Ltd.	74,100	3,355,054
	Avex Group Holdings, Inc.	160,000	3,287,190
	Belluna Co., Ltd.	34,850	282,489
	Best Bridal, Inc.	101	116,055
#*	Best Denki Co., Ltd.	304,500	531,236
#	Bic Camera, Inc.	3,095	1,568,346
	Bookoff Corp.	43,300	369,930
#	Calsonic Kansei Corp.	733,000	2,823,114
	Can Do Co., Ltd.	547	737,601
#*	Carchs Holdings Co., Ltd.	707,200	288,884
#	Central Sports Co., Ltd.	8,200	122,385
	Chiyoda Co., Ltd.	121,500	3,333,801
	Chofu Seisakusho Co., Ltd.	88,800	2,151,421
	Chori Co., Ltd.	69,200	790,909
	Chuo Spring Co., Ltd.	202,000	723,965
#*	Clarion Co., Ltd.	591,000	939,240
	Cleanup Corp.	131,900	905,009
#	Colowide Co., Ltd.	232,950	1,995,349
#*	COOKPAD, Inc.	18,500	543,762
#	Corona Corp.	76,200	984,570
#	Cross Plus, Inc.	22,000	223,398
#	Daido Metal Co., Ltd.	144,000	1,060,519
#	Daidoh, Ltd.	119,400	747,299
#*	Daiei, Inc. (The)	521,250	1,107,782
*	Daiichikosho Co., Ltd.	61,400	1,477,281
#	Daikoku Denki Co., Ltd.	38,700	988,042
	Daimaruenawin Co., Ltd.	400	2,957
	Dainichi Co., Ltd.	54,900	543,255
#	Daisyo Corp.	54,300	700,437
#	DCM Holdings Co., Ltd.	435,600	2,901,716
	Descente, Ltd.	232,000	1,377,641
#*	Doshisha Co., Ltd.	54,800	1,588,133
	Doutor Nichires Holdings Co., Ltd.	143,886	1,805,215

	Dunlop Sports Co., Ltd.	46,200	$591,708
	Dynic Corp.	128,000	252,243
	Eagle Industry Co., Ltd.	119,000	755,094
#	Edion Corp.	372,800	1,646,482
#	Exedy Corp.	146,700	2,912,402
	F&A Aqua Holdings, Inc.	69,620	715,152
#	FCC Co., Ltd.	152,200	2,444,739
*	Fields Corp.	26,000	367,186
	Fine Sinter Co., Ltd.	49,000	156,007
*	First Juken Co., Ltd.	7,600	81,363
	Foster Electric Co., Ltd.	105,500	1,619,519
#	France Bed Holdings Co., Ltd.	729,000	1,564,911
#	F-Tech, Inc.	29,000	476,798
#	Fuji Co., Ltd.	97,000	2,187,920
	Fuji Corp., Ltd.	111,800	618,044
#*	Fuji Kiko Co., Ltd.	148,000	402,930
#	Fuji Kyuko Co., Ltd.	307,000	1,964,579
	Fuji Oozx, Inc.	6,000	24,395
#	Fujibo Holdings, Inc.	429,000	1,538,019
	Fujikura Rubber, Ltd.	72,900	250,630
#	Fujita Kanko, Inc.	391,100	1,323,763
#	Fujitsu General, Ltd.	285,000	2,524,942
	FuKoKu Co., Ltd.	12,800	119,363
	Funai Electric Co., Ltd.	84,200	1,187,395
#	Furukawa Battery Co., Ltd.	71,000	321,502
#*	Futaba Industrial Co., Ltd.	248,500	1,005,962
	G-7 Holdings, Inc.	29,200	149,645
*	Gajoen Kanko Co.	37,000	—
#	Gakken Holdings Co., Ltd.	322,000	840,985
#	Genki Sushi Co., Ltd.	19,600	252,623
#	Geo Holdings Corp.	1,509	1,728,780
#	GLOBERIDE, Inc.	476,000	553,474
#	Goldwin, Inc.	180,000	1,092,822
#*	Gourmet Kineya Co., Ltd.	87,000	588,230
	GSI Creos Corp.	239,000	311,314
#*	G-Tekt Corp.	15,300	327,677
#	Gulliver International Co., Ltd.	28,270	806,737
	Gunze, Ltd.	842,000	2,160,529
	H.I.S. Co., Ltd.	101,800	3,193,337
	Hagihara Industries, Inc.	4,200	68,230
	HAJIME CONSTRUCTION Co., Ltd.	26,100	924,809
	Hakuyosha Co., Ltd.	86,000	231,934
#	Happinet Corp.	73,400	611,959
#	Hard Off Corp Co., Ltd.	33,200	224,155
	Haruyama Trading Co., Ltd.	47,900	248,405
*	Haseko Corp.	6,870,500	4,390,604
	Hiday Hidaka Corp.	36,120	593,296
*	Higashi Nihon House Co., Ltd.	172,000	685,997
*	HI-LEX Corp.	8,600	125,118
#	Himaraya Co., Ltd.	35,900	300,074
	Hiramatsu, Inc.	159	151,833
*	H-One Co., Ltd.	23,100	202,266
#	Honeys Co., Ltd.	81,930	1,257,523
#	Hoosiers Corp.	1,227	831,253
	I Metal Technology Co., Ltd.	142,000	226,364
#	Ichibanya Co., Ltd.	33,700	1,069,666
	Ichikawa Co., Ltd.	63,000	124,363
#*	Ichikoh Industries, Ltd.	285,000	440,845
	Ikyu Corp.	721	335,896
#*	Imasen Electric Industrial Co., Ltd.	65,000	827,227
	Imperial Hotel, Ltd.	11,500	308,872

	Impress Holdings, Inc.	49,100	$74,810
#	Intage, Inc.	22,600	482,010
	Ishizuka Glass Co., Ltd.	109,000	192,249
*	Izuhakone Railway Co., Ltd.	300	20,759
#*	Izutsuya Co., Ltd.	375,000	229,757
*	Janome Sewing Machine Co., Ltd.	880,000	628,340
	Japan Vilene Co., Ltd.	145,000	643,781
	Japan Wool Textile Co., Ltd. (The)	310,000	2,316,073
	Jidosha Buhin Kogyo Co., Ltd.	79,000	256,132
#	Jin Co., Ltd.	40,000	879,485
#*	Joban Kosan Co., Ltd.	260,000	372,487
#	Joshin Denki Co., Ltd.	205,000	2,417,474
	Juntendo Co., Ltd.	8,000	11,507
#	JVC Kenwood Holdings, Inc.	809,630	2,895,713
#	Kadokawa Group Holdings, Inc.	88,600	2,620,311
#	Kappa Create Holdings Co., Ltd.	63,150	1,442,103
	Kasai Kogyo Co., Ltd.	122,000	506,317
#	Kawai Musical Instruments Manufacturing Co., Ltd.	382,000	870,870
#	Keihin Corp.	204,700	2,420,189
#	Keiyo Co., Ltd.	175,100	1,010,687
#	Kentucky Fried Chicken Japan, Ltd.	78,000	2,056,160
	Kimoto Co., Ltd.	77,300	407,521
#*	Kinki Nippon Tourist Co., Ltd.	300,000	386,901
#	Kinugawa Rubber Industrial Co., Ltd.	233,000	1,227,125
#	Kisoji Co., Ltd.	91,400	1,929,974
#	Kohnan Shoji Co., Ltd.	138,500	1,632,365
#	Kojima Co., Ltd.	145,700	395,402
	Komatsu Seiren Co., Ltd.	146,000	709,072
	Komeri Co., Ltd.	146,000	3,715,213
#	Konaka Co., Ltd.	116,660	1,068,766
#	Kourakuen Corp.	31,100	473,419
	KU Holdings Co., Ltd.	68,200	392,956
	Kura Corp.	55,400	802,065
	Kurabo Industries, Ltd.	1,090,000	1,783,399
	Kuraudia Co., Ltd.	5,700	73,063
	Kuroganeya Co., Ltd.	11,400	44,515
#	KYB Co., Ltd.	726,000	2,578,066
#	Kyoritsu Maintenance Co., Ltd.	52,560	1,161,535
	Kyoto Kimono Yuzen Co., Ltd.	57,300	707,696
#*	Laox Co., Ltd.	404,000	128,987
#	LEC, Inc.	23,800	313,880
#	Look, Inc.	184,000	1,204,605
	Mamiya-Op Co., Ltd.	285,000	537,195
#	Marche Corp.	23,000	212,538
	Mars Engineering Corp.	45,700	1,195,292
#*	Maruei Department Store Co., Ltd.	142,000	148,973
#*	Maruzen CHI Holdings Co., Ltd.	11,800	34,036
#	Maruzen Co., Ltd.	46,000	332,675
#*	Matsuya Co., Ltd.	163,300	1,824,430
	Matsuya Foods Co., Ltd.	47,300	885,123
#	Megane TOP Co., Ltd.	141,300	1,633,704
#	Meiko Network Japan Co., Ltd.	46,300	480,336
	Meiwa Estate Co., Ltd.	23,500	106,054
	Meiwa Industry Co., Ltd.	14,000	29,755
	Mikuni Corp.	108,000	227,208
	Misawa Homes Co., Ltd.	109,100	1,656,481
	Mitsuba Corp.	161,690	1,077,534
	Mitsui Home Co., Ltd.	155,000	806,467
	Mizuno Corp.	447,000	2,236,484
	MOS Food Services, Inc.	120,300	2,378,518
	Mr Max Corp.	119,000	478,485

	Murakami Corp.	7,000	$82,678
#	Musashi Seimitsu Industry Co., Ltd.	102,700	1,886,689
*	Nafco Co., Ltd.	1,000	17,951
*	Nagawa Co., Ltd.	4,000	75,066
*	Naigai Co., Ltd.	2,643,000	1,520,163
*	Nakayamafuku Co., Ltd.	4,200	33,524
#	Nice Holdings, Inc.	460,000	1,045,450
#	Nidec Copal Corp.	88,700	712,705
#	Nidec Tosok Corp.	109,300	875,554
#	Nifco, Inc.	228,400	5,265,608
	Nihon Eslead Corp.	28,600	236,899
#	Nihon Plast Co., Ltd.	1,600	9,643
	Nihon Tokushu Toryo Co., Ltd.	56,000	241,411
	Nikkato Corp.	700	4,372
*	Nippon Columbia Co., Ltd.	707,000	198,618
	Nippon Felt Co., Ltd.	67,200	345,310
#	Nippon Piston Ring Co., Ltd.	350,000	581,315
	Nippon Seiki Co., Ltd.	186,400	1,866,290
#	Nishimatsuya Chain Co., Ltd.	259,200	2,158,944
	Nissan Shatai Co., Ltd.	298,023	3,335,264
#*	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	1,044,368
#	Nissen Holdings Co., Ltd.	181,591	753,471
#	Nissin Kogyo Co., Ltd.	178,000	2,325,888
	Nittan Valve Co., Ltd.	82,800	276,039
	Noritsu Koki Co., Ltd.	101,700	455,427
	Ohashi Technica, Inc.	300	2,109
*	Ohsho Food Service Corp.	13,000	321,487
	Omikenshi Co., Ltd.	66,000	34,591
	Onward Holdings Co., Ltd.	626,000	4,982,444
*	OPT, Inc.	6	6,652
*	Otsuka Kagu, Ltd.	1,100	10,591
	Pacific Industrial Co., Ltd.	185,500	1,035,101
#*	Pal Co., Ltd.	26,400	1,506,160
	Paltac Corp.	107,434	1,548,785
	PanaHome Corp.	398,200	2,318,318
#	Parco Co., Ltd.	41,200	442,025
	Paris Miki Holdings, Inc.	160,600	945,642
#	PIA Corp.	25,600	326,079
	Piolax, Inc.	47,300	985,089
#*	Pioneer Electronic Corp.	1,266,600	3,108,690
	Plenus Co., Ltd.	101,200	1,754,907
#	Point, Inc.	79,640	2,865,962
	Press Kogyo Co., Ltd.	488,000	1,951,992
	Pressance Corp.	11,300	197,186
*	Proto Corp.	12,400	194,693
	Renaissance, Inc.	8,900	61,672
#*	Renown, Inc.	242,600	353,949
#	Resort Solution Co., Ltd.	180,000	371,043
	Resorttrust, Inc.	163,508	3,044,887
#	Rhythm Watch Co., Ltd.	650,000	1,303,213
	Right On Co., Ltd.	67,325	578,214
	Riken Corp.	458,000	1,687,191
#	Ringer Hut Co., Ltd.	83,900	1,122,277
#	Riso Kyoiku Co., Ltd.	10,250	791,819
	Roland Corp.	92,800	643,054
#	Round One Corp.	338,100	1,623,467
	Royal Holdings Co., Ltd.	139,500	1,745,148
	Ryohin Keikaku Co., Ltd.	104,000	6,555,284
#*	Sagami Chain Co., Ltd.	92,000	726,068
#	Saizeriya Co., Ltd.	150,900	2,266,566
#	Sakai Ovex Co., Ltd.	297,000	422,663

	SAN HOLDINGS, Inc.	13,600	$243,010
#	Sanden Corp.	615,000	1,850,773
	Sangetsu Co., Ltd.	125,925	3,466,202
#	Sanko Marketing Foods Co., Ltd.	118	137,751
#	Sankyo Seiko Co., Ltd.	101,100	338,444
	Sanoh Industrial Co., Ltd.	126,700	825,120
	Sanyo Housing Nagoya Co., Ltd.	415	424,643
	Sanyo Shokai, Ltd.	678,000	2,116,651
	Scroll Corp.	99,500	352,904
*	Seiko Holdings Corp.	543,407	1,475,886
	Seiren Co., Ltd.	237,100	1,641,284
#	Senshukai Co., Ltd.	165,200	1,087,461
*	Septeni Holdings Co., Ltd.	339	286,460
*	Seria Co., Ltd.	44,100	734,557
*	Seven Seas Holdings Co., Ltd.	561,200	93,869
*	Shidax Corp.	9,200	41,976
	Shikibo, Ltd.	566,000	665,428
	Shimachu Co., Ltd.	218,400	4,551,902
#	Shimojima Co., Ltd.	19,600	254,617
	Shiroki Corp.	285,000	660,628
	Shobunsha Publications, Inc.	320,700	2,165,270
#	Shochiku Co., Ltd.	392,400	3,904,296
	Shoei Co., Ltd.	1,600	9,071
	Showa Corp.	320,400	2,823,468
	SKY Perfect JSAT Holdings, Inc.	8,199	3,692,027
	SNT Corp.	103,800	427,571
	Soft99 Corp.	70,600	428,605
	Sotoh Co., Ltd.	49,700	483,217
	SPK Corp.	16,800	286,730
*	St. Marc Holdings Co., Ltd.	39,600	1,479,226
*	Starbucks Coffee Japan, Ltd.	204	142,437
*	Starts Corp., Inc.	1,000	6,168
	Studio Alice Co., Ltd.	45,400	725,138
	Suminoe Textile Co., Ltd.	328,000	618,916
	Sumitomo Forestry Co., Ltd.	436,666	3,877,291
#*	SxL Corp.	460,000	816,815
	T. RAD Co., Ltd.	296,000	651,782
	Tachikawa Corp.	50,800	304,470
	Tachi-S Co., Ltd.	112,840	1,913,839
#	Tact Home Co., Ltd.	516	622,194
	Taiho Kogyo Co., Ltd.	92,800	920,039
	Takamatsu Construction Group Co., Ltd.	90,500	1,625,945
#	Taka-Q Co., Ltd.	10,000	36,472
	Take & Give Needs Co., Ltd.	3,373	287,453
	Takihyo Co., Ltd.	38,000	216,833
	Tamron Co., Ltd.	76,900	2,347,874
#	TBK Co., Ltd.	88,000	402,200
	Teikoku Sen-I Co., Ltd.	97,000	761,191
*	Ten Allied Co., Ltd.	50,000	173,943
#	T-GAIA Corp.	147,000	1,420,650
	Tigers Polymer Corp.	59,000	220,270
*	Toa Corp.	32,000	237,064
	Toabo Corp.	183,000	121,663
#*	Toei Animation Co., Ltd.	5,700	134,132
	Toei Co., Ltd.	344,000	1,928,008
*	Tohokushinsha Film Corp.	2,800	21,665
#	Tokai Rika Co., Ltd.	169,300	2,375,522
	Tokai Rubber Industries, Ltd.	188,700	1,801,657
#	Token Corp.	35,150	1,488,876
#	Tokyo Derica Co., Ltd.	37,500	501,593
*	Tokyo Dome Corp.	806,200	2,630,913

	Tokyo Kaikan Co., Ltd.	12,000	$45,660
	Tokyo Soir Co., Ltd.	49,000	130,216
#	Tokyotokeiba Co., Ltd.	828,000	1,208,910
#	Tokyu Recreation Co., Ltd.	77,000	443,191
#	Tomy Co., Ltd.	297,893	1,660,777
	Topre Corp.	189,000	1,596,895
	Toridoll.Corp.	79,600	1,291,243
	Touei Housing Corp.	76,240	813,152
	Tow Co., Ltd.	7,000	45,094
	Toyo Tire & Rubber Co., Ltd.	916,000	2,299,262
	Toyobo Co., Ltd.	4,158,000	4,935,525
	TPR Co., Ltd.	104,400	1,218,684
	TS Tech Co., Ltd.	232,200	3,731,584
	TSI Holdings Co., Ltd.	378,195	2,479,644
*	Tsukamoto Co., Ltd.	124,000	202,387
	Tsutsumi Jewelry Co., Ltd.	49,300	1,203,624
	TV Asahi Corp.	32,600	485,142
	TV Tokyo Holdings Corp.	16,800	189,782
#	Umenohana Co., Ltd.	44	99,524
	Unipres Corp.	166,700	3,689,517
#	United Arrows, Ltd.	97,600	2,606,011
#*	Unitika, Ltd.	2,573,000	1,251,309
#*	Usen Corp.	326,240	346,735
#	U-Shin, Ltd.	112,900	556,167
*	Village Vanguard Co., Ltd.	120	108,301
#*	VT Holdings Co., Ltd.	91,800	788,683
	Watabe Wedding Corp.	29,500	250,939
#	WATAMI Co., Ltd.	105,600	2,393,078
#	West Holdings Corp.	32,000	488,806
	Wowow, Inc.	81	190,032
	Xebio Co., Ltd.	115,000	2,385,234
#*	Yamatane Corp.	361,000	478,891
	Yamato International, Inc.	3,600	16,828
#	Yellow Hat, Ltd.	84,100	1,161,488
	Yomiuri Land Co., Ltd.	225,000	748,697
	Yonex Co., Ltd.	40,000	243,986
	Yorozu Corp.	68,500	1,069,094
#	Yoshinoya Holdings Co., Ltd.	2,328	2,987,116
	Zenrin Co., Ltd.	131,800	1,754,629
#	Zensho Co., Ltd.	313,600	3,994,290
*	Zojirushi Corp.	15,000	51,732
Total Consumer Discretionary			378,207,812

Consumer Staples — (8.7%)
*	Aderans Co., Ltd.	111,950	1,526,458
#*	Aeon Hokkaido Corp.	391,700	1,838,541
	Ahjikan Co., Ltd.	10,500	97,038
	Ain Pharmaciez, Inc.	48,100	3,435,691
	Arcs Co., Ltd.	139,700	3,236,115
	Ariake Japan Co., Ltd.	103,700	2,321,726
*	Artnature, Inc.	6,300	97,599
	Belc Co., Ltd.	12,700	192,586
	Cawachi, Ltd.	81,900	1,705,684
	Chubu Shiryo Co., Ltd.	89,000	598,873
	Chuo Gyorui Co., Ltd.	93,000	223,465
	Coca-Cola Central Japan Co., Ltd.	118,900	1,535,162
	Cocokara fine, Inc.	69,260	2,416,089
	Cosmos Pharmaceutical Corp.	38,100	3,496,880
*	CREATE SD HOLDINGS Co., Ltd.	9,800	277,331
#	CVS Bay Area, Inc.	96,000	106,644
#	Daikokutenbussan Co., Ltd.	20,700	638,247

#	Dr. Ci:Labo Co., Ltd.	617	$2,084,945
	Dydo Drinco, Inc.	49,800	2,266,684
	Echo Trading Co., Ltd.	11,000	96,051
#	Ensuiko Sugar Refining Co., Ltd.	102,000	253,469
#	Ezaki Glico Co., Ltd.	5,000	61,832
#	Fancl Corp.	181,300	2,130,869
#*	First Baking Co., Ltd.	183,000	177,867
	Fuji Oil Co., Ltd.	268,900	3,755,529
	Fujicco Co., Ltd.	116,600	1,559,445
#*	Fujiya Co., Ltd.	534,000	1,332,927
	Hagoromo Foods Corp.	40,000	583,168
	Harashin Narus Holdings Co., Ltd.	61,500	1,150,877
#*	Hayashikane Sangyo Co., Ltd.	299,000	237,259
#	Heiwado Co., Ltd.	152,800	2,213,689
#	Hohsui Corp.	131,000	166,455
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	442,929
#	Hokuto Corp.	113,700	2,404,514
#	Inageya Co., Ltd.	172,800	2,138,358
	Ito En, Ltd.	23,900	477,039
	Itochu-Shokuhin Co., Ltd.	27,400	1,022,460
	Itoham Foods, Inc.	674,800	2,954,547
	Izumiya Co., Ltd.	447,000	2,271,375
	J-Oil Mills, Inc.	477,000	1,324,700
#	Kameda Seika Co., Ltd.	70,100	1,766,651
	Kasumi Co., Ltd.	210,300	1,397,196
	Kato Sangyo Co., Ltd.	109,300	2,094,023
#	Key Coffee, Inc.	80,000	1,564,488
	Kirindo Co., Ltd.	28,300	192,249
	Kose Corp.	150,100	3,496,604
#	Kusuri No Aoki Co., Ltd.	20,100	975,222
	Kyodo Shiryo Co., Ltd.	387,000	458,966
#	Kyokuyo Co., Ltd.	381,000	843,358
#	Life Corp.	183,400	2,879,413
#	Lion Corp.	57,000	332,132
#	Mandom Corp.	91,000	2,383,823
	Marudai Food Co., Ltd.	465,000	1,720,557
#	Maruetsu, Inc. (The)	375,000	1,300,759
#	Maruha Nichiro Holdings, Inc.	2,030,069	3,264,375
#	Matsumotokiyoshi Holdings Co., Ltd.	152,100	3,752,362
*	Maxvalu Tohok Co., Ltd.	17,000	143,523
	Maxvalu Tokai Co., Ltd.	57,500	827,051
	Megmilk Snow Brand Co., Ltd.	222,200	3,935,144
	Meito Sangyo Co., Ltd.	53,600	728,021
	Mikuni Coca-Cola Bottling Co., Ltd.	171,600	1,503,053
	Milbon Co., Ltd.	51,514	1,724,729
	Ministop Co., Ltd.	75,800	1,262,026
#	Mitsubishi Shokuhin Co., Ltd.	87,800	2,291,839
#	Mitsui Sugar Co., Ltd.	454,850	1,512,570
	Miyoshi Oil & Fat Co., Ltd.	261,000	324,718
	Morinaga & Co., Ltd.	933,000	2,146,365
	Morinaga Milk Industry Co., Ltd.	921,000	3,132,284
#	Morishita Jinton Co., Ltd.	47,800	210,308
#	Morozoff, Ltd.	127,000	448,098
	Nagatanien Co., Ltd.	123,000	1,244,678
	Nakamuraya Co., Ltd.	211,000	1,112,726
	Natori Co., Ltd.	2,000	21,653
#	Nichimo Co., Ltd.	161,000	328,857
#	Nichirei Corp.	1,248,000	6,833,547
#	Nihon Chouzai Co., Ltd.	20,300	537,540
#	Niitaka Co., Ltd.	7,260	86,751
	Nippon Beet Sugar Manufacturing Co., Ltd.	543,000	1,054,662

	Nippon Flour Mills Co., Ltd.	557,000	$2,482,882
#	Nippon Formula Feed Manufacturing Co., Ltd.	363,000	474,073
#	Nippon Suisan Kaisha, Ltd.	1,182,600	2,540,504
	Nisshin Oillio Group, Ltd. (The)	550,000	2,155,427
	Nissin Sugar Holdings Co., Ltd.	15,500	297,467
	Nitto Fuji Flour Milling Co., Ltd.	64,000	245,737
#*	Noevir Holdings Co., Ltd.	33,700	484,016
	Oenon Holdings, Inc.	261,000	655,583
#	Oie Sangyo Co., Ltd.	20,900	226,633
	Okuwa Co., Ltd.	115,000	1,737,910
	Olympic Corp.	64,900	662,699
#*	OUG Holdings, Inc.	9,000	16,867
	Pietro Co., Ltd.	5,600	61,120
#	Pigeon Corp.	91,800	4,192,061
#	Poplar Co., Ltd.	25,760	170,311
	Prima Meat Packers, Ltd.	701,000	1,283,372
#	Riken Vitamin Co., Ltd.	79,200	2,212,707
	Rock Field Co., Ltd.	50,100	950,559
	S Foods, Inc.	73,762	699,309
	Sakata Seed Corp.	164,600	2,197,400
	San-A Co., Ltd.	29,200	1,166,579
	Sapporo Holdings, Ltd.	1,621,000	4,519,510
#	Shoei Foods Corp.	44,000	348,047
	Showa Sangyo Co., Ltd.	524,000	1,790,419
	Sogo Medical Co., Ltd.	23,300	841,591
	Starzen Co., Ltd.	293,000	877,087
	Takara Holdings, Inc.	834,500	6,167,262
	Three F Co., Ltd.	9,800	57,771
#	Tobu Store Co., Ltd.	205,000	679,913
#	Toho Co., Ltd.	170,000	659,301
#	Tohto Suisan Co., Ltd.	138,000	210,186
	Torigoe Co., Ltd. (The)	86,600	690,277
	Toyo Sugar Refining Co., Ltd.	157,000	164,918
	Tsuruha Holdings, Inc.	73,200	5,476,296
#	Uoriki Co., Ltd.	1,500	18,684
	Valor Co., Ltd.	175,400	2,907,820
	Warabeya Nichiyo Co., Ltd.	51,360	889,533
	Welcia Holdings Co., Ltd.	23,200	754,492
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	394,375
	Yamaya Corp.	10,400	156,566
	Yaoko Co., Ltd.	40,800	1,570,399
#	Yokohama Reito Co., Ltd.	189,100	1,388,260
	Yomeishu Seizo Co., Ltd.	100,000	951,409
	Yonekyu Corp.	100,000	860,897
	Yuasa Funashoku Co., Ltd.	112,000	268,225
#	Yukiguni Maitake Co., Ltd.	99,856	347,928
	Yutaka Foods Corp.	6,000	116,144
Total Consumer Staples			172,703,964

Energy — (0.8%)
	AOC Holdings, Inc.	182,800	534,496
	BP Castrol K.K.	66,500	289,909
#*	Fuji Kosan Co., Ltd.	33,100	195,048
	Itochu Enex Co., Ltd.	302,200	1,613,176
#	Japan Drilling Co., Ltd.	22,200	624,663
	Japan Oil Transportation Co., Ltd.	79,000	187,034
	Kanto Natural Gas Development Co., Ltd.	155,000	848,902
#*	Kyoei Tanker Co., Ltd.	111,000	225,090
	Mitsuuroko Holdings Co., Ltd.	166,300	1,270,509
#	Modec, Inc.	83,100	1,635,920
#	Nippon Gas Co., Ltd.	148,900	2,229,688

	Nippon Seiro Co., Ltd.	64,000	$186,351
	Sala Corp.	128,500	909,490
	San-Ai Oil Co., Ltd.	273,000	1,246,200
	Shinko Plantech Co., Ltd.	188,400	1,531,438
	Sinanen Co., Ltd.	251,000	1,132,393
	Toa Oil Co., Ltd.	352,000	396,777
	Toyo Kanetsu K.K.	536,000	1,097,509
Total Energy			16,154,593

Financials — (10.4%)
	77 Bank, Ltd. (The)	155,000	642,513
	Aichi Bank, Ltd. (The)	54,200	3,137,192
	Airport Facilities Co., Ltd.	125,070	572,486
	Akita Bank, Ltd. (The)	893,400	2,665,058
	Aomori Bank, Ltd. (The)	898,000	2,829,286
	Asax Co., Ltd.	17	16,736
	Awa Bank, Ltd. (The)	673,000	4,341,399
	Bank of Iwate, Ltd. (The)	70,800	3,395,834
	Bank of Kochi, Ltd. (The)	3,000	2,958
	Bank of Nagoya, Ltd. (The)	736,297	2,583,217
	Bank of Okinawa, Ltd. (The)	95,700	4,217,848
	Bank of Saga, Ltd. (The)	625,000	1,517,586
	Bank of the Ryukyus, Ltd.	170,380	2,217,907
*	Chiba Kogyo Bank, Ltd. (The)	181,600	984,703
	Chukyo Bank, Ltd. (The)	675,000	1,468,740
#*	Cosmos Initia Co., Ltd.	53,000	294,479
	Daibiru Corp.	238,500	1,969,642
#	Daiko Clearing Services Corp.	49,700	182,536
#	Daikyo, Inc.	1,510,000	3,798,927
	Daisan Bank, Ltd. (The)	672,000	1,227,789
	Daishi Bank, Ltd. (The)	1,484,000	4,833,962
	Daito Bank, Ltd. (The)	562,000	466,905
	Ehime Bank, Ltd. (The)	662,000	1,761,988
	Eighteenth Bank, Ltd. (The)	1,088,000	2,882,613
	FIDEA Holdings Co., Ltd.	390,300	807,640
	Fukui Bank, Ltd. (The)	1,003,000	2,476,018
	Fukushima Bank, Ltd. (The)	1,025,000	628,569
	Fuyo General Lease Co., Ltd.	84,500	2,466,664
	Goldcrest Co., Ltd.	84,690	1,307,281
	Heiwa Real Estate Co., Ltd.	167,300	1,924,689
	Higashi-Nippon Bank, Ltd.	659,000	1,443,403
	Higo Bank, Ltd. (The)	818,000	4,971,933
	Hokkoku Bank, Ltd. (The)	1,175,000	4,470,332
	Hokuetsu Bank, Ltd. (The)	963,000	1,958,755
#*	Hulic Co., Ltd.	48,000	291,611
	Hyakugo Bank, Ltd. (The)	1,108,609	4,990,201
	Hyakujishi Bank, Ltd. (The)	1,088,000	4,372,896
	IBJ Leasing Co., Ltd.	85,800	2,136,009
*	Ichigo Group Holdings Co., Ltd.	19	2,189
	Ichiyoshi Securities Co., Ltd.	165,800	827,218
	Iida Home Max Co., Ltd.	88,100	819,954
	Iwai Cosmo Holdings, Inc.	53,800	197,732
#*	J Trust Co., Ltd.	102,200	1,190,942
#*	Japan Asia Investment Co., Ltd.	526,000	317,073
	Juroku Bank, Ltd.	1,438,000	4,969,824
#	kabu.com Securities Co., Ltd.	438,600	1,274,988
	Kabuki-Za Co., Ltd.	39,000	2,199,431
#	Kagoshima Bank, Ltd. (The)	625,000	4,116,832
*	Kansai Urban Banking Corp.	132,000	175,728
	Keihanshin Building Co., Ltd.	32,400	147,257
	Keiyo Bank, Ltd. (The)	669,000	3,062,779

#*	Kenedix, Inc.	11,449	$1,328,912
#	Kirayaka Bank, Ltd.	132,800	174,386
	Kita-Nippon Bank, Ltd. (The)	49,406	1,447,892
	Kiyo Holdings, Inc.	3,313,900	4,798,522
	Kobayashi Yoko Co., Ltd.	216,300	489,617
#	Kosei Securities Co., Ltd.	285,000	266,894
	Kyokuto Securities Co., Ltd.	98,400	712,809
*	Leopalace21 Corp.	985,885	2,964,141
	Marusan Securities Co., Ltd.	303,000	902,166
#	Matsui Securities Co., Ltd.	525,200	3,345,013
	Michinoku Bank, Ltd. (The)	736,000	1,487,681
	Mie Bank, Ltd. (The)	200,000	458,164
	Minato Bank, Ltd. (The)	1,063,000	2,067,389
	Mito Securities Co., Ltd.	258,000	473,847
	Miyazaki Bank, Ltd. (The)	698,000	1,912,743
#	Monex Group, Inc.	10,210	1,674,469
	Musashino Bank, Ltd.	147,300	4,527,502
	Nagano Bank, Ltd. (The)	358,000	704,506
	Nanto Bank, Ltd. (The)	547,000	2,734,284
*	New Real Property K.K.	43,900	—
	Nisshin Fudosan Co., Ltd.	95,000	556,027
	Ogaki Kyoritsu Bank, Ltd. (The)	1,365,000	4,924,290
	Oita Bank, Ltd. (The)	783,900	2,569,333
	Okasan Securities Group, Inc.	832,000	3,119,114
#*	Osaka Securities Exchange Co., Ltd.	89	387,170
*	Relo Holdings, Inc.	12,300	432,571
	Ricoh Leasing Co., Ltd.	84,600	2,062,950
	San-in Godo Bank, Ltd. (The)	791,000	5,759,963
	Sapporo Hokuyo Holdings, Inc.	770,300	2,211,010
*	Sawada Holdings Co., Ltd.	3,700	16,116
#	SBI Holdings, Inc.	70,160	452,022
	Senshu Ikeda Holdings, Inc.	234,100	1,407,968
#	Shiga Bank, Ltd.	206,000	1,295,476
	Shikoku Bank, Ltd.	889,000	2,307,777
	Shimizu Bank, Ltd.	40,200	1,234,931
*	Sparx Group Co., Ltd.	2,103	134,290
	Sumitomo Real Estate Sales Co., Ltd.	43,250	2,167,088
	Sun Frontier Fudousan Co., Ltd.	208	46,536
	Taiko Bank, Ltd. (The)	84,000	239,699
#*	Takagi Securities Co., Ltd.	206,000	214,543
	Takara Leben Co., Ltd.	163,200	1,755,173
	TOC Co., Ltd.	435,250	2,324,653
	Tochigi Bank, Ltd.	726,000	2,676,085
	Toho Bank, Ltd.	940,200	3,218,930
	Toho Real Estate Co., Ltd.	140,700	781,937
	Tohoku Bank, Ltd. (The)	433,000	632,167
	Tokai Tokyo Financial Holdings, Inc.	1,125,000	3,761,386
#	Tokyo Rakutenchi Co., Ltd.	218,000	820,486
*	Tokyo Tatemono Co., Ltd.	1,893,000	7,386,602
#	Tokyo Theatres Co., Inc.	362,000	472,587
	Tokyo Tomin Bank, Ltd.	149,700	1,401,319
#	Tokyu Livable, Inc.	110,100	1,455,057
	Tomato Bank, Ltd.	420,000	815,986
	TOMONY Holdings, Inc.	682,450	3,044,382
#	Tosei Corp.	1,390	488,307
	Tottori Bank, Ltd.	329,000	676,888
	Towa Bank, Ltd.	1,384,000	1,344,693
	Toyo Securities Co., Ltd.	331,000	578,050
	Tsukuba Bank, Ltd. (The)	271,900	950,431
	Yachiyo Bank, Ltd. (The)	39,300	760,312
	Yamagata Bank, Ltd.	677,500	3,155,599

	Yamanashi Chuo Bank, Ltd.	739,000	$3,140,392
Total Financials			207,211,485

Health Care — (4.6%)
	As One Corp.	72,368	1,619,982
	Asahi Intecc Co., Ltd.	11,500	365,766
	ASKA Pharmaceutical Co., Ltd.	106,000	554,843
	BML, Inc.	45,100	1,179,426
#	CMIC Holdings Co., Ltd.	36,800	608,566
	Create Medic Co., Ltd.	28,000	288,243
	Daito Pharmaceutical Co., Ltd.	23,500	416,431
	Eiken Chemical Co., Ltd.	74,800	1,023,102
*	EPS Corp.	551	1,573,157
	FALCO SD HOLDINGS Co., Ltd.	36,300	432,744
	Fuso Pharmaceutical Industries, Ltd.	344,000	1,169,961
	Hitachi Medical Corp.	85,000	1,014,772
	Hogy Medical Co., Ltd.	57,400	3,074,606
	Iwaki & Co., Ltd.	66,000	144,784
#	Japan Medical Dynamic Marketing, Inc.	44,900	139,367
*	JCR Pharmaceuticals Co., Ltd.	11,000	137,865
	Jeol, Ltd.	306,000	685,617
	JMS Co., Ltd.	126,000	415,316
	Kaken Pharmaceutical Co., Ltd.	364,000	5,433,638
	Kawanishi Holdings, Ltd.	3,500	34,260
	Kawasumi Laboratories, Inc.	46,300	269,821
	Kissei Pharmaceutical Co., Ltd.	106,300	1,895,307
	KYORIN Holdings, Inc.	214,000	5,272,947
*	Mani, Inc.	4,500	163,151
#*	Medical System Network Co., Ltd.	15,300	114,626
#*	Message Co., Ltd.	284	1,030,412
#	Mochida Pharmaceutical Co., Ltd.	295,000	3,645,653
#	Nagaileben Co., Ltd.	49,500	777,475
*	Nakanishi, Inc.	2,300	246,971
#	Nichii Gakkan Co.	234,000	2,246,430
*	Nichi-iko Pharmaceutical Co., Ltd.	64,200	1,513,134
#	Nihon Kohden Corp.	173,900	6,037,768
	Nikkiso Co., Ltd.	303,000	3,738,230
	Nippon Chemiphar Co., Ltd.	151,000	918,068
	Nippon Shinyaku Co., Ltd.	239,000	3,041,697
#	Nipro Corp.	585,900	3,752,554
	Nissui Pharmaceutical Co., Ltd.	64,200	656,254
	Paramount Bed Holdings Co., Ltd.	82,000	2,692,923
	Rion Co., Ltd.	5,000	34,876
	Rohto Pharmaceutical Co., Ltd.	424,000	6,411,829
#	Sawai Pharmaceutical Co., Ltd.	42,900	4,977,842
	Seikagaku Corp.	179,800	2,075,977
#*	Shin Nippon Biomedical Laboratories, Ltd.	24,700	62,511
#	Ship Healthcare Holdings, Inc.	155,600	4,950,518
*	Shofu, Inc.	4,000	43,115
	Taiko Pharmaceutical Co., Ltd.	22,000	199,994
	Techno Medica Co., Ltd.	9	45,318
	Toho Holdings Co., Ltd.	217,800	4,447,444
*	Tokai Corp.	16,900	432,509
	Torii Pharmaceutical Co., Ltd.	65,200	1,420,581
#	Towa Pharmaceutical Co., Ltd.	46,900	3,133,170
#	Tsukui Corp.	60,700	1,218,510
	Vital KSK Holdings, Inc.	151,300	1,524,822
#*	Wakamoto Pharmaceutical Co., Ltd.	100,000	269,951
#	ZERIA Pharmaceutical Co., Ltd.	109,000	1,985,802
Total Health Care			91,560,636

Industrials — (23.1%)
#*	A&A Material Corp.	235,000	$195,233
	Advan Co., Ltd.	96,900	1,008,076
#*	Advanex, Inc.	73,000	68,126
#	Aeon Delight Co., Ltd.	87,100	1,918,691
#	Aica Kogyo Co., Ltd.	246,200	4,205,891
	Aichi Corp.	132,000	572,779
	Aida Engineering, Ltd.	276,800	1,837,142
	Airtech Japan, Ltd.	4,300	19,056
*	Alinco, Inc.	4,500	37,018
	Alps Logistics Co., Ltd.	50,700	509,427
	Altech Co., Ltd.	16,700	37,287
	Altech Corp.	37,150	295,731
	Amano Corp.	281,000	2,417,575
	Ando Corp.	450,000	471,787
	Anest Iwata Corp.	155,000	646,716
#*	Arrk Corp.	206,600	424,440
#	Asahi Diamond Industrial Co., Ltd.	253,200	2,839,098
	Asahi Kogyosha Co., Ltd.	109,000	399,109
#*	Asanuma Corp.	796,000	550,256
	Asia Air Survey Co., Ltd.	30,000	96,454
	Asunaro Aoki Construction Co., Ltd.	154,000	784,615
#	Ataka Construction & Engineering Co., Ltd.	60,000	274,061
	Bando Chemical Industries, Ltd.	354,000	1,235,058
	Benefit One, Inc.	136	131,471
*	Bunka Shutter Co., Ltd.	227,000	1,021,834
	Central Glass Co., Ltd.	894,000	2,652,486
	Central Security Patrols Co., Ltd.	43,700	439,834
	Chiyoda Integre Co., Ltd.	13,300	141,361
	Chudenko Corp.	130,500	1,213,359
#	Chugai Ro Co., Ltd.	342,000	927,278
	CKD Corp.	262,700	1,492,127
	COMSYS Holdings Corp.	218,200	3,041,315
#	Cosel Co., Ltd.	111,900	1,493,442
	CTI Engineering Co., Ltd.	44,600	279,884
	Dai-Dan Co., Ltd.	156,000	1,001,623
	Daido Kogyo Co., Ltd.	145,000	247,069
	Daifuku Co., Ltd.	406,500	2,031,685
*	Daihatsu Diesel Manufacturing Co., Ltd.	12,000	30,758
#	Daihen Corp.	479,000	1,229,823
	Daiho Corp.	763,000	858,795
#*	Daiichi Chuo K.K.	583,000	453,824
	Daiichi Jitsugyo Co., Ltd.	198,000	862,660
#	Daiseki Co., Ltd.	170,363	2,639,472
#	Daiseki Eco. Solution Co., Ltd.	97	149,699
#*	Daisue Construction Co., Ltd.	270,500	152,226
	Daiwa Industries, Ltd.	178,000	825,695
	Daiwa Odakyu Construction Co., Ltd.	51,500	110,749
*	Danto Holdings Corp.	275,000	261,138
	Denyo Co., Ltd.	85,100	937,980
	Dijet Industrial Co., Ltd.	80,000	150,608
	DMW Corp.	4,800	85,784
*	Dream Incubator, Inc.	173	139,265
	Duskin Co., Ltd.	223,500	4,494,064
	Ebara Jitsugyo Co., Ltd.	8,900	136,496
	Eidai Co., Ltd.	17,000	76,600
#	Emori & Co., Ltd.	10,300	107,114
#*	Endo Lighting Corp.	27,900	1,165,435
#*	en-japan, Inc.	93	92,383
*	Enshu, Ltd.	194,000	158,806
	Freesia Macross Corp.	296,000	45,500
#*	Fudo Tetra Corp.	686,500	921,697

#	Fujikura, Ltd.	1,656,000	$4,953,122
#*	Fujisash Co., Ltd.	72,000	63,593
	Fujitec Co., Ltd.	323,000	1,899,851
#	Fukuda Corp.	575,000	2,334,392
	Fukushima Industries Corp.	29,700	493,494
#	Fukuyama Transporting Co., Ltd.	629,400	3,486,932
#	Funai Consulting, Inc.	101,600	686,894
*	Furukawa Co., Ltd.	1,391,000	1,282,473
#*	Furukawa Electric Co., Ltd.	1,924,000	3,614,962
#	Furusato Industries, Ltd.	50,600	485,500
	Futaba Corp.	154,300	1,994,283
	Gecoss Corp.	112,400	665,159
	Glory, Ltd.	246,600	5,778,886
	Hamakyorex Co., Ltd.	19,000	595,706
	Hanwa Co., Ltd.	855,000	2,962,516
#	Hazama Corp.	390,600	813,714
#	Hibiya Engineering, Ltd.	125,900	1,637,737
	Hisaka Works, Ltd.	79,000	545,343
#*	Hitachi Cable, Ltd.	823,000	1,111,584
	Hitachi Koki Co., Ltd.	233,100	1,775,884
	Hitachi Metals Techno, Ltd.	56,500	375,342
	Hitachi Tool Engineering, Ltd.	94,000	839,189
	Hitachi Zosen Corp.	3,596,000	4,138,749
	Hokuetsu Industries Co., Ltd.	85,000	191,792
	Hokuriku Electrical Construction Co., Ltd.	56,000	162,034
	Hoshizaki Electric Co., Ltd.	55,800	1,620,512
	Hosokawa Micron Corp.	142,000	782,563
	Howa Machinery, Ltd.	523,000	495,641
#	Ichiken Co., Ltd.	87,000	158,064
	Ichinen Holdings Co., Ltd.	74,800	422,101
	Idec Corp.	137,300	1,189,021
#	Iino Kaiun Kaisha, Ltd.	393,100	1,346,880
	Inaba Denki Sangyo Co., Ltd.	87,400	2,500,130
#	Inaba Seisakusho Co., Ltd.	58,800	747,984
	Inabata & Co., Ltd.	317,300	2,054,027
#*	Inui Steamship Co., Ltd.	95,900	237,520
	Iseki & Co., Ltd.	765,000	1,860,606
	Ishii Iron Works Co., Ltd.	114,000	186,976
#*	Ishikawa Seisakusho, Ltd.	101,000	86,782
#	Itoki Corp.	174,200	1,048,048
#*	Iwasaki Electric Co., Ltd.	221,000	333,132
	Iwatani Corp.	887,000	3,225,054
#	Jalux, Inc.	40,800	452,329
	Jamco Corp.	80,000	395,494
#	Japan Airport Terminal Co., Ltd.	182,600	2,166,874
#*	Japan Bridge Corp.	274,400	917,520
#	Japan Foundation Engineering Co., Ltd.	162,500	510,616
	Japan Pulp & Paper Co., Ltd.	464,000	1,560,486
	Japan Transcity Corp.	231,000	840,979
*	JK Holdings Co., Ltd.	92,540	546,608
#	JP-Holdings, Inc.	40,000	519,199
#	Juki Corp.	607,000	766,853
	Kamei Corp.	153,000	1,484,707
	Kanaden Corp.	116,000	724,637
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,178,590
	Kanamoto Co., Ltd.	124,000	1,445,302
	Kandenko Co., Ltd.	447,000	2,129,009
*	Kanematsu Corp.	2,078,625	2,426,258
#*	Kanematsu-NNK Corp.	125,000	201,251
*	Katakura Industries Co., Ltd.	115,100	1,070,330
#	Kato Works Co., Ltd.	287,000	768,869

	KAWADA TECHNOLOGIES, Inc.	100,200	$1,475,785
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	233,937
#*	Kawasaki Kisen Kaisha, Ltd.	4,344,000	5,458,593
	Keihin Co., Ltd. (The)	199,000	229,356
*	KI HOLDINGS Co., Ltd.	96,000	120,662
	Kimura Chemical Plants Co., Ltd.	74,900	253,961
#	King Jim Co., Ltd.	18,900	151,231
	Kinki Sharyo Co., Ltd.	185,000	596,536
	Kintetsu World Express, Inc.	79,000	2,528,394
#	Kitagawa Iron Works Co., Ltd.	369,000	609,357
	Kitano Construction Corp.	242,000	553,922
	Kitazawa Sangyo Co., Ltd.	54,500	109,411
	Kito Corp.	83	67,014
	Kitz Corp.	443,300	1,901,189
	Kodensha Co., Ltd. (The)	17,000	32,598
	Koike Sanso Kogyo Co., Ltd.	149,000	370,667
*	Kokusai Co., Ltd.	5,400	42,173
	Kokuyo Co., Ltd.	364,625	2,956,371
#	KOMAIHALTEC, Inc.	167,000	439,406
	Komatsu Wall Industry Co., Ltd.	48,300	629,429
	Komori Corp.	407,800	2,094,541
	Kondotec, Inc.	81,600	508,069
#*	Kosaido Co., Ltd.	356,100	1,173,950
	KRS Corp.	37,200	421,787
*	Kumagai Gumi Co., Ltd.	626,800	561,008
	Kuroda Electric Co., Ltd.	128,700	1,568,802
	Kyodo Printing Co., Ltd.	540,000	1,258,213
#	Kyoei Sangyo Co., Ltd.	97,000	171,286
*	Kyokuto Boeki Kaisha, Ltd.	58,000	94,364
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	1,758,231
	Kyoritsu Printing Co., Ltd.	5,400	17,147
	Kyosan Electric Manufacturing Co., Ltd.	225,000	770,990
	Kyowa Exeo Corp.	390,700	4,615,721
	Kyudenko Corp.	204,000	1,005,329
*	Lonseal Corp.	116,000	109,799
	Maeda Corp.	845,000	4,017,967
	Maeda Road Construction Co., Ltd.	291,000	3,796,530
	Maezawa Industries, Inc.	35,700	80,126
	Maezawa Kasei Industries Co., Ltd.	50,700	572,578
	Maezawa Kyuso Industries Co., Ltd.	50,400	710,907
#	Makino Milling Machine Co., Ltd.	476,000	2,140,074
	Marubeni Construction Material Lease Co., Ltd.	75,000	116,130
	Marufuji Sheet Piling Co., Ltd.	1,000	2,269
	Maruka Machinery Co., Ltd.	28,100	341,104
	Maruwn Corp.	63,600	150,760
	Maruyama Manufacturing Co., Inc.	158,000	310,009
	Maruzen Showa Unyu Co., Ltd.	306,000	1,007,785
	Matsuda Sangyo Co., Ltd.	80,682	1,149,365
	Matsui Construction Co., Ltd.	128,600	541,773
	Max Co., Ltd.	189,000	2,220,854
#	Meidensha Corp.	807,050	2,785,100
#	Meiji Shipping Co., Ltd.	107,200	399,578
*	Meisei Industrial Co., Ltd.	26,000	74,114
	Meitec Corp.	144,000	3,271,132
*	Meito Transportation Co., Ltd.	22,000	169,471
#	Meiwa Trading Co., Ltd.	140,000	638,002
	Mesco, Inc.	30,000	223,382
#	Minebea Co., Ltd.	450,000	1,515,794
*	Mirait Holdings Corp.	281,685	2,271,215
	Mitani Corp.	53,700	624,584
	Mitsubishi Kakoki Kaisha, Ltd.	230,000	373,321

	Mitsubishi Pencil Co., Ltd.	104,500	$1,972,108
	Mitsubishi Research Institute, Inc.	6,600	140,203
	Mitsuboshi Belting Co., Ltd.	287,000	1,673,475
	Mitsui Engineering & Shipbuilding Co., Ltd.	2,398,000	2,760,216
*	Mitsui Matsushima Co., Ltd.	601,000	845,560
	Mitsui-Soko Co., Ltd.	492,000	1,673,894
	Mitsumura Printing Co., Ltd.	93,000	285,812
#	Miura Co., Ltd.	137,600	3,326,503
	Miyachi Corp.	24,500	162,646
#*	Miyaji Engineering Group, Inc.	851,175	1,372,827
*	Monotaro Co., Ltd.	6,300	172,460
#	Mori Seiki Co., Ltd.	467,700	2,976,571
	Morita Holdings Corp.	156,000	1,185,856
	Moshi Moshi Hotline, Inc.	217,300	3,174,788
#	NAC Co., Ltd.	25,400	609,869
	Nachi-Fujikoshi Corp.	775,000	2,237,917
	Nagase & Co., Ltd.	23,400	260,450
	Nakano Corp.	5,500	9,655
*	Namura Shipbuilding Co., Ltd.	12,600	39,036
	Narasaki Sangyo Co., Ltd.	56,000	91,893
	NEC Capital Solutions, Ltd.	45,100	622,305
	NEC Networks & System Integration Corp.	109,600	1,831,856
#	Nichias Corp.	436,000	2,329,189
	Nichiban Co., Ltd.	122,000	404,807
*	Nichiden Corp.	18,200	502,377
	Nichiha Corp.	107,480	1,321,084
	Nichireki Co., Ltd.	96,000	494,592
*	Nidec Corp.	12,988	948,749
*	Nihon M&A Center, Inc.	51,900	1,507,553
	Nihon Trim Co., Ltd.	5,900	153,628
	Nikko Co., Ltd.	127,000	495,436
	Nippo Corp.	259,000	3,001,859
#	Nippon Carbon Co., Ltd.	533,000	974,993
	Nippon Conveyor Co., Ltd.	194,000	173,920
	Nippon Densetsu Kogyo Co., Ltd.	191,000	1,850,314
	Nippon Denwa Shisetsu Co., Ltd.	203,000	643,631
	Nippon Filcon Co., Ltd.	70,900	345,456
	Nippon Hume Corp.	112,000	529,400
	Nippon Jogesuido Sekkei Co., Ltd.	295	393,112
#	Nippon Kanzai Co., Ltd.	43,000	847,228
	Nippon Koei Co., Ltd.	278,000	992,529
	Nippon Konpo Unyu Soko Co., Ltd.	263,100	3,403,654
#	Nippon Parking Development Co., Ltd.	6,927	363,167
	Nippon Road Co., Ltd. (The)	253,000	896,017
	Nippon Seisen Co., Ltd.	103,000	424,377
#	Nippon Sharyo, Ltd.	324,000	1,136,289
#*	Nippon Sheet Glass Co., Ltd.	4,398,000	3,092,990
#	Nippon Signal Co., Ltd.	226,700	1,399,396
	Nippon Steel Trading Co., Ltd.	294,000	726,297
	Nippon Thompson Co., Ltd.	297,000	1,003,064
	Nippon Tungsten Co., Ltd.	80,000	141,283
	Nippon Yusoki Co., Ltd.	138,000	393,301
	Nishimatsu Construction Co., Ltd.	1,855,000	2,842,552
*	Nishio Rent All Co., Ltd.	10,900	123,469
*	Nishishiba Electric Co., Ltd.	63,000	79,790
	Nissei Corp.	104,600	971,097
	Nissei Plastic Industrial Co., Ltd.	337,000	1,364,947
#*	Nissha Printing Co., Ltd.	135,700	1,264,171
	Nisshinbo Holdings, Inc.	635,000	4,181,187
	Nissin Corp.	350,000	923,052
#	Nissin Electric Co., Ltd.	203,000	1,204,496

	Nitchitsu Co., Ltd.	58,000	$124,827
	Nitta Corp.	107,400	1,699,499
	Nitto Boseki Co., Ltd.	905,000	3,055,874
	Nitto Kogyo Corp.	149,000	2,297,200
#	Nitto Kohki Co., Ltd.	68,300	1,612,250
	Nitto Seiko Co., Ltd.	122,000	330,382
#	Nittoc Construction Co., Ltd.	105,500	326,868
*	Nittoku Engineering Co., Ltd.	58,200	671,403
	Noda Corp.	169,300	741,186
	Nomura Co., Ltd.	205,000	653,601
	Noritake Co., Ltd.	531,000	1,332,640
	Noritz Corp.	132,900	2,342,070
*	NS United Kaiun Kaisha, Ltd.	470,000	492,783
#*	NTN Corp.	2,155,000	4,333,522
	Obara Corp.	33,100	402,019
	Obayashi Road Corp.	175,000	406,378
	Oiles Corp.	123,842	2,572,707
*	Okamoto Machine Tool Works, Ltd.	163,000	166,743
	Okamura Corp.	289,900	2,231,462
	Okano Valve Manufacturing Co., Ltd.	45,000	114,958
#	Oki Electric Cable Co., Ltd.	90,000	141,749
*	OKK Corp.	277,000	314,780
#	OKUMA Corp.	652,000	3,847,293
	Okumura Corp.	770,400	2,532,064
	Onoken Co., Ltd.	58,900	467,734
	Organo Corp.	174,000	1,071,171
	OSG Corp.	329,000	4,568,406
	Oyo Corp.	100,900	1,213,419
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	324,079
#	Pasco Corp.	74,000	227,386
	Pasona Group, Inc.	351	229,048
#	Penta-Ocean Construction Co., Ltd.	1,411,500	3,407,436
#	Pilot Corp.	774	1,451,906
	Pronexus, Inc.	133,200	807,491
	Raito Kogyo Co., Ltd.	232,600	1,041,802
	Rheon Automatic Machinery Co., Ltd.	64,000	155,804
	Ryobi, Ltd.	583,200	1,250,402
#	Sakai Heavy Industries, Ltd.	190,000	564,658
*	Sakai Moving Service Co., Ltd.	1,800	38,558
*	Sakurada Co., Ltd.	57,000	8,067
#*	Sanix, Inc.	126,100	394,353
	Sanki Engineering Co., Ltd.	340,000	1,588,499
#	Sanko Metal Industrial Co., Ltd.	122,000	311,225
	Sankyo-Tateyama Holdings, Inc.	1,710,000	3,023,379
	Sankyu, Inc.	1,251,000	4,722,690
	Sanritsu Corp.	16,700	110,744
	Sanwa Holdings Corp.	1,039,000	4,081,641
#	Sanyo Denki Co., Ltd.	210,000	1,336,923
	Sanyo Engineering & Construction, Inc.	48,000	156,783
	Sanyo Industries, Ltd.	77,000	132,255
	Sasebo Heavy Industries Co., Ltd.	584,000	522,909
*	Sata Construction Co., Ltd.	128,000	89,661
	Sato Holdings Corp.	111,200	1,670,271
	Sato Shoji Corp.	65,300	435,540
	Sawafuji Electric Co., Ltd.	36,000	88,442
	Secom Joshinetsu Co., Ltd.	33,900	980,863
	Seibu Electric Industry Co., Ltd.	67,000	305,449
	Seika Corp.	285,000	841,836
#*	Seikitokyu Kogyo Co., Ltd.	542,000	339,827
	Seino Holdings Co., Ltd.	598,000	3,785,874
	Sekisui Jushi Co., Ltd.	144,000	1,503,237

#	Senko Co., Ltd.	395,000	$1,714,984
	Senshu Electric Co., Ltd.	37,300	475,526
	Shibusawa Warehouse Co., Ltd.	231,000	672,320
	Shibuya Kogyo Co., Ltd.	80,100	907,792
#	Shima Seiki Manufacturing Co., Ltd.	122,900	1,765,320
	Shin Nippon Air Technologies Co., Ltd.	88,780	494,545
	Shin-Keisei Electric Railway Co., Ltd.	174,000	789,093
#	Shinmaywa Industries, Ltd.	440,000	2,247,524
	Shinnihon Corp.	194,800	443,264
*	Shinsho Corp.	202,000	375,497
	Shinwa Co., Ltd.	7,100	82,845
#	SHO-BOND Holdings Co., Ltd.	101,600	3,546,941
	Shoko Co., Ltd.	323,000	487,160
	Showa Aircraft Industry Co., Ltd.	112,000	589,469
#	Sinfonia Technology Co., Ltd.	502,000	944,789
	Sintokogio, Ltd.	201,000	1,380,462
	Soda Nikka Co., Ltd.	67,000	289,321
	Sodick Co., Ltd.	217,900	922,948
	Sohgo Security Services Co., Ltd.	269,300	3,767,029
#	Sotetsu Holdings, Inc.	597,000	2,000,480
#	Space Co., Ltd.	73,420	540,518
	Subaru Enterprise Co., Ltd.	59,000	186,504
	Sugimoto & Co., Ltd.	34,100	331,919
	Sumikin Bussan Corp.	214,000	531,499
#*	Sumiseki Holdings, Inc.	217,900	188,996
	Sumitomo Densetsu Co., Ltd.	98,100	860,520
#*	Sumitomo Mitsui Construction Co., Ltd.	1,190,200	746,224
	Sumitomo Precision Products Co., Ltd.	156,000	642,060
	Sumitomo Warehouse Co., Ltd.	608,000	2,791,479
	Suzuki Metal Industry Co., Ltd.	17,000	22,445
	SWCC Showa Holdings Co., Ltd.	1,732,000	1,350,221
	Tadano, Ltd.	509,579	3,859,574
	Taihei Dengyo Kaisha, Ltd.	158,000	1,071,038
	Taihei Kogyo Co., Ltd.	256,000	982,414
	Taiheiyo Kouhatsu, Inc.	166,000	148,707
#	Taikisha, Ltd.	136,700	2,865,727
	Takada Kiko Co., Ltd.	272,000	544,830
	Takano Co., Ltd.	51,100	258,643
#	Takaoka Electric Manufacturing Co., Ltd.	300,000	505,333
#	Takara Printing Co., Ltd.	38,055	279,703
	Takara Standard Co., Ltd.	501,000	3,959,327
	Takasago Thermal Engineering Co., Ltd.	291,400	2,356,533
#	Takashima & Co., Ltd.	211,000	722,845
*	Takeuchi Manufacturing Co., Ltd.	8,500	61,990
	Takigami Steel Construction Co., Ltd.	50,000	138,324
	Takisawa Machine Tool Co., Ltd.	239,000	299,406
	Takuma Co., Ltd.	365,000	1,857,441
#	Tanseisha Co., Ltd.	84,000	272,143
#	Tatsuta Electric Wire & Cable Co., Ltd.	237,000	2,118,002
	TECHNO ASSOCIE Co., Ltd.	58,400	468,652
	Techno Ryowa, Ltd.	71,390	360,803
	Teikoku Electric Manufacturing Co., Ltd.	31,800	445,019
#	Tekken Corp.	763,000	1,032,920
#	Temp Holdings Co., Ltd.	48,600	586,858
	Teraoka Seisakusho Co., Ltd.	53,600	221,831
	TOA Corp.	780,000	1,248,739
#	TOA ROAD Corp.	158,000	379,619
#*	Tobishima Corp.	562,800	539,579
	Tocalo Co., Ltd.	68,300	1,046,515
	Toda Corp.	1,019,000	3,062,762
	Toenec Corp.	212,000	1,180,909

#	TOKAI Holdings Corp.	229,700	$1,003,525
	Tokai Lease Co., Ltd.	98,000	212,269
#	Toko Electric Corp.	76,000	245,408
	Tokyo Energy & Systems, Inc.	143,000	705,836
	Tokyo Keiki, Inc.	287,000	467,992
*	Tokyo Kikai Seisakusho, Ltd.	300,000	164,635
	Tokyo Sangyo Co., Ltd.	78,000	251,759
	Tokyu Community Corp.	32,900	1,202,672
	Tokyu Construction Co., Ltd.	189,890	354,421
	Toli Corp.	236,000	524,281
#	Tomoe Corp.	115,500	398,927
#	Tomoe Engineering Co., Ltd.	20,800	365,906
	Tonami Holdings Co., Ltd.	331,000	794,107
	Toppan Forms Co., Ltd.	205,400	1,982,213
	Torishima Pump Manufacturing Co., Ltd.	90,400	642,793
	Toshiba Machine Co., Ltd.	529,000	2,041,857
	Toshiba Plant Systems & Services Corp.	191,450	2,545,241
	Tosho Printing Co., Ltd.	243,000	398,879
	Totetsu Kogyo Co., Ltd.	129,400	1,644,966
#	Toyo Construction Co., Ltd.	279,600	810,842
	Toyo Electric Manufacturing Co., Ltd.	162,000	501,989
	Toyo Engineering Corp.	581,400	2,607,372
	Toyo Machinery & Metal Co., Ltd.	42,400	104,875
#	Toyo Tanso Co., Ltd.	50,900	1,213,195
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	425,446
#	Trancom Co., Ltd.	18,100	359,849
	Trinity Industrial Corp.	56,000	186,957
	Trusco Nakayama Corp.	98,900	1,802,863
	Tsubakimoto Chain Co., Ltd.	620,700	3,587,710
	Tsubakimoto Kogyo Co., Ltd.	97,000	292,206
#*	Tsudakoma Corp.	211,000	325,738
#	Tsugami Corp.	328,000	2,020,643
	Tsukishima Kikai Co., Ltd.	127,000	1,101,652
	Tsurumi Manufacturing Co., Ltd.	94,000	684,012
	TTK Co., Ltd.	62,000	288,786
#	Uchida Yoko Co., Ltd.	331,000	943,395
#	Ueki Corp.	406,000	760,025
#	Union Tool Co., Ltd.	59,700	948,534
	Utoc Corp.	92,900	259,195
#*	Wakachiku Construction Co., Ltd.	1,204,000	1,107,590
*	Wakita & Co., Ltd.	31,000	210,807
#	Weathernews, Inc.	33,000	1,266,939
*	Yahagi Construction Co., Ltd.	141,500	572,036
	Yamabiko Corp.	28,882	366,503
	Yamato Corp.	82,000	325,800
	Yamaura Corp.	34,500	109,152
	Yamazen Co., Ltd.	305,500	1,948,166
	Yasuda Warehouse Co., Ltd. (The)	95,800	656,470
	Yokogawa Bridge Holdings Corp.	140,400	1,026,262
	Yondenko Corp.	132,800	508,266
#*	Yuasa Trading Co., Ltd.	894,000	1,557,168
	Yuken Kogyo Co., Ltd.	157,000	281,145
	Yurtec Corp.	256,000	847,531
#	Yusen Logistics Co., Ltd.	85,400	777,595
#	Yushin Precision Equipment Co., Ltd.	57,034	1,012,840
Total Industrials			458,705,701

Information Technology — (9.4%)
*	1st Holdings, Inc.	14,300	91,937
	A&D Co., Ltd.	44,300	147,709
	Ai Holdings Corp.	251,400	1,629,541

	Aichi Tokei Denki Co., Ltd.	113,000	$416,298
	Aiphone Co., Ltd.	71,400	1,481,111
	Allied Telesis Holdings K.K.	470,700	435,176
	Alpha Systems, Inc.	32,760	427,199
#	Alps Electric Co., Ltd.	808,000	4,176,929
#	Anritsu Corp.	458,000	5,951,965
	AOI Electronic Co., Ltd.	35,200	441,307
	Argo Graphics, Inc.	4,400	56,382
	Arisawa Manufacturing Co., Ltd.	138,600	323,575
	Asahi Net, Inc.	62,000	316,681
	Axell Corp.	33,300	783,246
*	Bit-isle, Inc.	43,500	451,293
#	CAC Corp.	63,500	547,830
	Canon Electronics, Inc.	101,300	2,230,117
#	Capcom Co., Ltd.	186,400	3,856,301
	Chino Corp.	151,000	385,027
#	CMK Corp.	263,200	901,980
	Computer Engineering & Consulting, Ltd.	61,500	361,649
	Core Corp.	45,700	422,305
	Cresco, Ltd.	23,200	161,247
	Cybernet Systems Co., Ltd.	85	23,157
#	Cybozu, Inc.	1,347	441,954
*	Dai-ichi Seiko Co., Ltd.	40,400	534,923
	Dainippon Screen Manufacturing Co., Ltd.	245,000	1,199,986
*	Daishinku Corp.	84,000	236,251
	Daito Electron Co., Ltd.	5,900	26,449
#	Daiwabo Holdings Co., Ltd.	971,000	1,822,525
#	Denki Kogyo Co., Ltd.	319,000	1,409,209
#*	Digital Garage, Inc.	748	1,314,793
	DKK TOA Corp.	31,000	113,596
	DTS Corp.	101,400	1,384,736
#	Dwango Co., Ltd.	562	848,048
	Eizo Nanao Corp.	80,600	1,434,448
*	Elecom Co., Ltd.	15,900	232,550
#	Elematec Corp.	19,571	270,215
	EM Systems Co., Ltd.	8,400	175,004
#	Enplas Corp.	41,900	1,443,527
	ESPEC Corp.	95,000	800,208
	Excel Co., Ltd.	11,600	102,403
*	F@N Communications, Inc.	46	70,671
	Faith, Inc.	1,942	210,319
#*	FDK Corp.	431,000	374,898
#*	Ferrotec Corp.	131,700	511,376
	Fuji Electronics Co., Ltd.	28,600	392,697
#	Fuji Soft, Inc.	100,600	2,109,945
	Fujitsu Frontech, Ltd.	77,500	428,458
	Furuno Electric Co., Ltd.	4,900	19,339
	Furuya Metal Co., Ltd.	1,200	34,430
	Future Architect, Inc.	1,172	448,964
#	GMO Internet, Inc.	278,400	1,891,172
*	GMO Payment Gateway, Inc.	3,300	59,626
#*	GungHo Online Entertainment, Inc.	185	756,735
*	Gurunavi, Inc.	21,300	241,073
	Hakuto Co., Ltd.	73,700	675,595
	Hioki EE Corp.	28,100	486,013
	Hitachi Kokusai Electric, Inc.	249,500	1,651,760
	Hochiki Corp.	97,000	510,026
#	Hokuriku Electric Industry Co., Ltd.	330,000	354,675
	Horiba, Ltd.	170,850	5,036,555
	Hosiden Corp.	274,700	1,531,851
	Icom, Inc.	49,700	1,199,439

*	Ikegami Tsushinki Co., Ltd.	174,000	$106,887
	Ines Corp.	202,300	1,243,180
#	I-Net Corp.	47,800	363,313
*	Infocom Corp.	60	66,000
	Information Services International-Dentsu, Ltd.	76,700	783,031
	Innotech Corp.	59,700	260,827
#	Internet Initiative Japan, Inc.	97,000	2,643,937
*	Iriso Electronics Co., Ltd.	9,200	130,940
	IT Holdings Corp.	376,801	4,901,918
	ITC Networks Corp.	84,900	640,021
	ITFOR, Inc.	34,300	124,922
*	Iwatsu Electric Co., Ltd.	350,000	255,380
	Japan Aviation Electronics Industry, Ltd.	252,600	2,118,874
#	Japan Cash Machine Co., Ltd.	79,315	735,890
	Japan Digital Laboratory Co., Ltd.	109,700	1,196,350
#*	Japan Radio Co., Ltd.	230,000	564,046
#	Jastec Co., Ltd.	61,400	415,713
	JBCC Holdings, Inc.	75,900	525,389
	JFE Systems, Inc.	168	148,719
	JIEC Co., Ltd.	158	192,647
*	Justsystems Corp.	26,900	63,385
	Kaga Electronics Co., Ltd.	103,300	1,005,411
	Kanematsu Electronics, Ltd.	83,100	927,611
	Koa Corp.	156,900	1,333,195
	Kyoden Co., Ltd.	156,900	232,092
	Kyowa Electronic Instruments Co., Ltd.	56,000	178,655
	Lasertec Corp.	40,100	770,052
	Macnica, Inc.	50,100	1,043,616
#	Macromill, Inc.	105,800	1,330,964
	Marubun Corp.	98,500	420,613
#	Maruwa Co., Ltd.	45,400	1,444,987
*	Marvelous AQL, Inc.	916	229,957
#	Megachips Corp.	99,400	2,205,473
#*	Meiko Electronics Co., Ltd.	29,900	231,979
	Meisei Electric Co., Ltd.	307,000	275,040
#	Melco Holdings, Inc.	62,700	1,219,121
*	Micronics Japan Co., Ltd.	8,000	20,728
	Mimasu Semiconductor Industry Co., Ltd.	86,881	661,391
*	Miraial Co., Ltd.	5,800	98,152
	Miroku Jyoho Service Co., Ltd.	105,000	355,022
*	Mitsui High-Tec, Inc.	131,600	914,955
	Mitsui Knowledge Industry Co., Ltd.	3,643	622,615
*	Mitsumi Electric Co., Ltd.	413,600	2,208,857
*	MTI, Ltd.	361	345,962
#	Mutoh Holdings Co., Ltd.	160,000	374,864
*	Nagano Japan Radio Co., Ltd.	48,000	63,052
	Nagano Keiki Co., Ltd.	5,300	48,404
	Nakayo Telecommunications, Inc.	485,000	1,551,475
	NEC Fielding, Ltd.	95,000	1,160,390
	NEC Mobiling, Ltd.	46,800	1,844,113
#	Net One Systems Co., Ltd.	398,800	5,025,853
#*	New Japan Radio Co., Ltd.	37,000	79,690
#	Nichicon Corp.	270,300	1,908,359
	Nidec Copal Electronics Corp.	56,800	306,538
	Nifty Corp.	305	546,401
#	Nihon Dempa Kogyo Co., Ltd.	83,400	935,615
	Nihon Unisys, Ltd.	251,575	1,809,412
*	Nippon Avionics Co., Ltd.	11,000	13,000
#	Nippon Ceramic Co., Ltd.	88,600	1,117,959
#*	Nippon Chemi-Con Corp.	655,000	1,095,229
*	Nippon Kodoshi Corp.	2,300	20,465

	Nippon Systemware Co., Ltd.	27,900	$110,281
	Nohmi Bosai, Ltd.	123,000	802,126
	NS Solutions Corp.	79,400	1,678,130
	NSD Co., Ltd.	183,000	1,784,532
*	Nuflare Technology, Inc.	104	914,488
	Obic Business Consultants Co., Ltd.	23,100	1,310,155
	Okaya Electric Industries Co., Ltd.	73,000	290,658
#*	Oki Electric Industry Co., Ltd.	3,198,000	3,666,399
	ONO Sokki Co., Ltd.	103,000	475,019
#	Optex Co., Ltd.	38,200	430,587
	Origin Electric Co., Ltd.	141,000	511,121
#	Osaki Electric Co., Ltd.	152,000	906,937
	Panasonic Industrial Devices SUNX Co., Ltd.	110,800	488,745
	Panasonic Information Systems Co., Ltd.	13,600	326,165
	PCA Corp.	17,500	223,495
#*	Renesas Electronics Corp.	153,200	587,150
	Riken Keiki Co., Ltd.	78,500	512,462
	Riso Kagaku Corp.	70,700	1,241,683
	Roland DG Corp.	54,400	643,867
	Ryoden Trading Co., Ltd.	147,000	868,762
	Ryosan Co., Ltd.	154,500	2,770,302
	Ryoyo Electro Corp.	113,200	1,188,039
#	Sanken Electric Co., Ltd.	531,000	1,671,757
	Sanko Co., Ltd.	10,000	29,151
	Sanshin Electronics Co., Ltd.	139,500	1,045,640
	Satori Electric Co., Ltd.	79,080	436,425
#	Saxa Holdings, Inc.	307,000	501,787
	SCSK Corp.	214,863	3,785,900
#	Seiko Epson Corp.	497,500	3,038,292
*	Shibaura Electronics Co., Ltd.	5,700	66,656
#*	Shibaura Mechatronics Corp.	147,000	244,433
	Shindengen Electric Manufacturing Co., Ltd.	346,000	756,568
	Shinkawa, Ltd.	68,300	303,198
#	Shinko Electric Industries Co., Ltd.	339,300	2,146,864
	Shinko Shoji Co., Ltd.	89,100	800,242
	Shizuki Electric Co., Inc.	103,000	400,908
#	Siix Corp.	83,900	1,221,184
#	Simplex Holdings, Inc.	1,524	505,102
#	SMK Corp.	294,000	809,219
	Softbank Technology Corp.	500	4,507
	Soshin Electric Co., Ltd.	4,600	18,475
	SRA Holdings, Inc.	49,700	566,898
#	Star Micronics Co., Ltd.	196,400	1,884,814
	Sumida Corp.	62,449	296,327
	Sun-Wa Technos Corp.	12,600	103,879
	Systena Corp.	1,117	876,902
	Tachibana Eletech Co., Ltd.	62,400	519,658
#	Taiyo Yuden Co., Ltd.	493,100	4,150,527
	Tamura Corp.	344,000	812,935
#*	Teac Corp.	351,000	117,107
	Tecmo Koei Holdings Co., Ltd.	150,730	1,236,489
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	289,374
*	Thine Electronics, Inc.	33	24,213
	TKC Corp.	86,800	1,773,353
#*	Toko, Inc.	482,000	1,226,110
#	Tokyo Electron Device, Ltd.	342	580,286
	Tokyo Seimitsu Co., Ltd.	178,600	2,474,814
	Tomen Devices Corp.	2,300	52,480
	Tomen Electronics Corp.	52,600	648,946
#	Topcon Corp.	268,700	1,443,557
	Tose Co., Ltd.	22,100	143,382

	Toshiba TEC Corp.	631,000	$2,789,216
	Toukei Computer Co., Ltd.	26,810	377,819
#	Towa Corp.	95,200	590,861
	Toyo Corp.	139,400	1,514,236
	Transcosmos, Inc.	122,300	1,558,818
#*	Ubiquitous Corp.	117	83,300
	UKC Holdings Corp.	11,700	206,414
#*	Ulvac, Inc.	201,700	1,531,276
	Uniden Corp.	377,000	797,328
#*	V Technology Co., Ltd.	187	390,707
	Wacom Co., Ltd.	1,651	3,995,091
*	Wellnet Corp.	10,700	93,309
	Y.A.C. Co., Ltd.	37,700	228,560
*	Yamaichi Electronics Co., Ltd.	75,700	122,389
*	Yaskawa Information Systems Corp.	5,000	9,197
	Yokowo Co., Ltd.	69,500	377,903
*	Zappallas, Inc.	315	280,129
	Zuken, Inc.	94,600	651,116
Total Information Technology			186,602,171

Materials — (9.5%)
	Achilles Corp.	703,000	952,629
	Adeka Corp.	384,900	2,898,959
	Agro-Kanesho Co., Ltd.	14,000	76,380
	Aichi Steel Corp.	474,000	1,941,764
#	Alconix Corp.	15,700	275,007
	Arakawa Chemical Industries, Ltd.	67,700	546,876
	Araya Industrial Co., Ltd.	276,000	409,342
#	Asahi Holdings, Inc.	115,950	1,945,987
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	825,163
*	Asahi Printing Co., Ltd.	800	20,662
*	C Uyemura & Co., Ltd.	1,400	49,536
	Chuetsu Pulp & Paper Co., Ltd.	568,000	994,510
#*	Chugai Mining Co., Ltd.	852,400	164,119
	Chugoku Marine Paints, Ltd.	287,000	1,381,324
*	Chugokukogyo Co., Ltd.	62,000	62,806
#	Chuo Denki Kogyo Co., Ltd.	90,000	347,344
#*	Co-Op Chemical Co., Ltd.	159,000	183,102
	Dai Nippon Toryo, Ltd.	533,000	586,365
#*	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	215,715
	Daiichi Kogyo Seiyaku Co., Ltd.	146,000	382,745
	Daiken Corp.	401,000	970,124
	Daiki Aluminium Industry Co., Ltd.	66,000	171,010
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	319,000	1,414,514
#	Daio Paper Corp.	411,500	2,552,178
	Daiso Co., Ltd.	355,000	995,599
	DC Co., Ltd.	113,900	321,839
	Dynapac Co., Ltd.	25,000	70,908
	Earth Chemical Co., Ltd.	57,800	2,175,547
	Ebara-Udylite Co., Ltd.	5,600	184,402
	FP Corp.	61,200	4,817,011
	Fuji Seal International, Inc.	88,400	1,829,815
	Fujikura Kasei Co., Ltd.	96,500	414,540
#*	Fujimi, Inc.	81,900	1,209,681
	Fujimori Kogyo Co., Ltd.	22,900	508,524
#	Fumakilla, Ltd.	85,000	294,846
#	Furukawa-Sky Aluminum Corp.	386,000	996,756
	Geostar Corp.	38,000	64,983
	Godo Steel, Ltd.	899,000	1,484,542
	Gun Ei Chemical Industry Co., Ltd.	347,000	898,318
	Harima Chemicals, Inc.	73,300	349,313

#	Hodogaya Chemical Co., Ltd.	265,000	$556,623
	Hokkan Holdings, Ltd.	283,000	851,116
	Hokko Chemical Industry Co., Ltd.	90,000	269,757
#	Hokuetsu Kishu Paper Co., Ltd.	862,199	4,262,515
#*	Hokushin Co., Ltd.	61,400	152,021
	Honshu Chemical Industry Co., Ltd.	32,000	168,012
	Ihara Chemical Industry Co., Ltd.	161,000	820,310
	Ise Chemical Corp.	83,000	464,740
#*	Ishihara Sangyo Kaisha, Ltd.	1,472,500	1,130,676
	Japan Carlit Co., Ltd.	59,800	302,395
	Japan Pure Chemical Co., Ltd.	43	105,046
	JFE Holdings, Inc.	110,148	1,451,050
	JSP Corp.	103,900	1,524,101
#	Kanto Denka Kogyo Co., Ltd.	203,000	324,371
	Katakura Chikkarin Co., Ltd.	43,000	109,074
	Kawakin Holdings Co., Ltd.	11,000	40,969
	Kawasaki Kasei Chemicals, Ltd.	121,000	142,431
	Koatsu Gas Kogyo Co., Ltd.	163,493	930,294
*	KOGI Corp.	30,000	51,248
	Kohsoku Corp.	61,900	560,099
	Konishi Co., Ltd.	66,900	1,025,903
#*	Kumiai Chemical Industry Co., Ltd.	242,000	1,227,742
#	Kureha Corp.	594,500	2,367,523
#	Kurimoto, Ltd.	702,000	2,413,336
	Kurosaki Harima Corp.	221,000	585,726
	Kyoei Steel, Ltd.	75,600	1,333,258
	Kyowa Leather Cloth Co., Ltd.	71,700	248,595
	Lintec Corp.	218,400	3,984,997
	MEC Co., Ltd.	63,300	182,482
*	Mitsubishi Paper Mills, Ltd.	1,159,000	990,978
	Mitsubishi Steel Manufacturing Co., Ltd.	593,000	1,077,286
*	Mitsui Mining & Smelting Co., Ltd.	2,681,000	5,675,986
	Mory Industries, Inc.	154,000	470,875
	Nakabayashi Co., Ltd.	181,000	423,033
#*	Nakayama Steel Works, Ltd.	639,000	326,476
	Neturen Co., Ltd.	152,800	941,606
#*	New Japan Chemical Co., Ltd.	96,100	467,411
	Nichia Steel Works, Ltd.	175,900	423,422
	Nihon Kagaku Sangyo Co., Ltd.	78,000	499,528
	Nihon Nohyaku Co., Ltd.	230,000	1,113,147
	Nihon Parkerizing Co., Ltd.	240,000	3,648,053
	Nihon Yamamura Glass Co., Ltd.	490,000	1,172,608
#	Nippon Carbide Industries Co., Inc.	270,000	345,633
	Nippon Chemical Industrial Co., Ltd.	287,000	352,818
	Nippon Chutetsukan K.K.	50,000	104,510
#	Nippon Chuzo K.K.	111,000	116,596
	Nippon Coke & Engineering Co., Ltd.	1,030,000	1,303,681
#	Nippon Concrete Industries Co., Ltd.	180,000	558,697
	Nippon Denko Co., Ltd.	444,000	1,126,887
	Nippon Fine Chemical Co., Ltd.	85,600	599,220
#	Nippon Kasei Chemical Co., Ltd.	309,000	387,080
#*	Nippon Kinzoku Co., Ltd.	222,000	307,076
	Nippon Koshuha Steel Co., Ltd.	376,000	375,918
	Nippon Light Metal Co., Ltd.	2,388,000	2,276,326
#*	Nippon Metal Industry Co., Ltd.	557,000	323,576
	Nippon Pigment Co., Ltd.	14,000	32,536
	Nippon Pillar Packing Co., Ltd.	83,000	567,987
	Nippon Soda Co., Ltd.	655,000	2,829,432
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	256,000	1,666,915
#	Nippon Valqua Industries, Ltd.	340,000	932,057
*	Nippon Yakin Kogyo Co., Ltd.	613,000	549,106

	Nisshin Steel Co., Ltd.	2,877,000	$3,096,720
	Nittetsu Mining Co., Ltd.	375,000	1,543,747
#	Nitto FC Co., Ltd.	72,000	478,426
	NOF Corp.	728,000	3,496,631
	Ohara, Inc.	13,200	108,799
#	Okabe Co., Ltd.	190,900	1,203,465
	Okamoto Industries, Inc.	400,000	1,685,586
	Okura Industrial Co., Ltd.	305,000	749,387
#	Osaka Organic Chemical Industry, Ltd.	66,000	304,825
#	Osaka Steel Co., Ltd.	77,700	1,267,643
#	Osaka Titanium Technologies Co., Ltd.	89,600	1,859,215
#	Pacific Metals Co., Ltd.	735,000	2,500,848
#	Pack Corp. (The)	66,300	1,231,878
#*	Rasa Industries, Ltd.	370,000	335,649
#	Rengo Co., Ltd.	621,000	2,853,665
	Riken Technos Corp.	197,000	522,425
*	S Science Co., Ltd.	2,704,000	69,298
#	S.T. Chemical Co., Ltd.	77,000	882,844
	Sakai Chemical Industry Co., Ltd.	410,000	1,202,191
	Sakata INX Corp.	196,000	936,846
	Sanyo Chemical Industries, Ltd.	305,000	1,570,267
	Sanyo Special Steel Co., Ltd.	522,300	1,613,673
	Sekisui Plastics Co., Ltd.	209,000	513,357
	Shikoku Chemicals Corp.	184,000	1,110,721
	Shinagawa Refractories Co., Ltd.	224,000	493,407
	Shin-Etsu Polymer Co., Ltd.	224,100	856,280
	Shinko Wire Co., Ltd.	184,000	273,429
	Somar Corp.	42,000	87,868
#	Stella Chemifa Corp.	44,600	844,586
#	Sumitomo Bakelite Co., Ltd.	913,000	3,173,225
	Sumitomo Light Metal Industries, Ltd.	2,296,000	1,994,318
	Sumitomo Osaka Cement Co., Ltd.	1,848,000	6,568,097
#	Sumitomo Pipe & Tube Co., Ltd.	108,100	889,555
	Sumitomo Seika Chemicals Co., Ltd.	223,000	796,402
*	T&K Toka Co., Ltd.	1,900	25,061
	T. Hasegawa Co., Ltd.	121,300	1,559,838
	Taisei Lamick Co., Ltd.	21,200	632,016
	Taiyo Holdings Co., Ltd.	74,400	2,069,741
	Takasago International Corp.	356,000	1,841,906
	Takiron Co., Ltd.	304,000	1,123,137
*	Tanaka Chemical Corp.	1,100	4,685
	Tayca Corp.	151,000	444,761
	Tenma Corp.	87,000	897,505
#	Titan Kogyo K.K.	111,000	328,708
	Toagosei Co., Ltd.	1,096,000	4,121,502
#	Toda Kogyo Corp.	161,000	570,054
#	Toho Titanium Co., Ltd.	138,400	1,269,201
#	Toho Zinc. Co., Ltd.	624,000	2,182,341
	Tokai Carbon Co., Ltd.	1,004,000	3,059,572
	Tokushu Tokai Paper Co., Ltd.	501,580	1,275,431
#*	Tokuyama Corp.	1,639,000	3,354,852
	Tokyo Ohka Kogyo Co., Ltd.	180,800	3,873,771
#	Tokyo Rope Manufacturing Co., Ltd.	581,000	698,025
#	Tokyo Steel Manufacturing Co., Ltd.	532,700	1,797,954
	Tokyo Tekko Co., Ltd.	77,000	257,072
	TOMOEGAWA CO., Ltd.	125,000	239,894
	Tomoku Co., Ltd.	294,000	799,542
#	Topy Industries, Ltd.	848,000	1,702,202
#	Tosoh Corp.	1,461,000	2,773,837
	Toyo Ink SC Holdings Co., Ltd.	867,000	3,102,383
	Toyo Kohan Co., Ltd.	247,000	721,067

TYK Corp.	138,000	$282,825
Ube Material Industries, Ltd.	226,000	526,944
Wood One Co., Ltd.	169,000	517,746
Yodogawa Steel Works, Ltd.	786,500	2,645,695
* Yuki Gosei Kogyo Co., Ltd.	64,000	169,816
Yushiro Chemical Industry Co., Ltd.	47,100	472,449
Total Materials		188,014,461

Telecommunication Services — (0.1%)
# eAccess, Ltd.	10,102	1,941,697
* Okinawa Cellular Telephone Co.	800	17,367
Total Telecommunication Services		1,959,064

Utilities — (0.5%)
# Hokkaido Gas Co., Ltd.	210,000	645,688
Hokuriku Gas Co., Ltd.	99,000	259,798
Okinawa Electric Power Co., Ltd.	70,571	2,357,316
Saibu Gas Co., Ltd.	1,431,000	4,065,832
Shizuoka Gas Co., Ltd.	249,500	1,826,663
Total Utilities		9,155,297

TOTAL COMMON STOCKS		1,710,275,184

RIGHTS/WARRANTS — (0.0%)
* Oak Capital Corp. Warrants 08/31/12	53,135	—
TOTAL RIGHTS/WARRANTS		—

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (13.8%)
§@ DFA Short Term Investment Fund	273,000,000	273,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 10/01/12 (Collateralized by U.S. Treasury Note 0.500%, 07/31/17, valued at $913,673) to be repurchased at $895,776	$896	895,757

TOTAL SECURITIES LENDING COLLATERAL		273,895,757

TOTAL INVESTMENTS — (100.0%)
(Cost $2,141,577,023)^^		$1,984,170,941

Summary of the Series’ investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$378,207,812	—	$378,207,812
Consumer Staples	—	172,703,964	—	172,703,964
Energy	—	16,154,593	—	16,154,593
Financials	—	207,211,485	—	207,211,485
Health Care	—	91,560,636	—	91,560,636
Industrials	—	458,705,701	—	458,705,701
Information Technology	—	186,602,171	—	186,602,171
Materials	—	188,014,461	—	188,014,461
Telecommunication Services	—	1,959,064	—	1,959,064
Utilities	—	9,155,297	—	9,155,297
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	273,895,757	—	273,895,757
TOTAL	—	$1,984,170,941	—	$1,984,170,941

See accompanying Notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (98.2%)
Consumer Discretionary — (23.8%)
	4imprint Group P.L.C.	96,735	$507,938
*	888 Holdings P.L.C.	463,862	689,867
	Aegis Group P.L.C.	3,314,004	12,611,201
	Aga Rangemaster Group P.L.C.	453,866	446,875
*	Barratt Developments P.L.C.	4,201,897	11,522,515
	Bellway P.L.C.	481,114	7,155,206
*	Berkeley Group Holdings P.L.C. (The)	545,778	12,404,872
#*	Betfair Group P.L.C.	91,568	1,074,300
	Bloomsbury Publishing P.L.C.	271,841	585,639
	Bovis Homes Group P.L.C.	875,787	7,150,750
	Bwin.Party Digital Entertainment P.L.C.	2,344,508	3,984,769
#*	Carpetright P.L.C.	178,096	1,893,885
	Centaur Media P.L.C.	556,967	412,741
	Chime Communications P.L.C.	239,872	900,641
	Cineworld Group P.L.C.	193,016	778,137
*	Clinton Cards P.L.C.	740,506	—
	Creston P.L.C.	22,394	32,379
	Daily Mail & General Trust P.L.C. Series A	1,312,593	10,218,299
#	Darty P.L.C.	2,100,107	1,919,559
	Debenhams P.L.C.	5,756,729	9,535,276
	Dignity P.L.C.	218,423	3,220,509
*	Dixons Retail P.L.C.	15,301,236	4,908,185
	Domino’s Pizza Group P.L.C.	465,012	3,986,256
	Dunelm Group P.L.C.	185,997	1,932,503
*	Enterprise Inns P.L.C.	2,172,637	2,214,841
	Euromoney Institutional Investor P.L.C.	295,537	3,676,550
	Fiberweb P.L.C.	527,233	597,043
*	Findel P.L.C.	4,998,346	503,874
*	Forminster P.L.C.	43,333	2,624
	French Connection Group P.L.C.	206,902	77,237
	Fuller Smith & Turner P.L.C. Series A	132,875	1,567,274
*	Future P.L.C.	1,301,863	232,340
	Games Workshop Group P.L.C.	101,889	1,118,918
	GKN P.L.C.	3,193,432	11,103,643
	Greene King P.L.C.	1,421,372	13,803,599
	Halfords Group P.L.C.	792,627	3,342,315
	Headlam Group P.L.C.	336,384	1,643,063
	Henry Boot P.L.C.	428,212	972,883
#*	hibu P.L.C.	5,308,670	42,954
*	HMV Group P.L.C.	961,953	45,100
#	Home Retail Group P.L.C.	3,161,958	4,558,660
	Hornby P.L.C.	154,220	155,922
	Howden Joinery Group P.L.C.	2,302,577	5,546,923
	Huntsworth P.L.C.	854,550	691,315
	Inchcape P.L.C.	2,004,221	11,668,978
	Informa P.L.C.	2,578,346	16,797,127
	ITV P.L.C.	8,151,944	11,653,500
	JD Sports Fashion P.L.C.	120,013	1,374,285
	JD Wetherspoon P.L.C.	462,380	3,597,298
	John Menzies P.L.C.	244,534	2,546,120
*	Johnston Press P.L.C.	507,412	65,857
	Ladbrokes P.L.C.	3,736,209	10,436,526
#	Laura Ashley Holdings P.L.C.	1,500,394	660,283
	Lookers P.L.C.	1,114,193	1,341,980
	Low & Bonar P.L.C.	831,280	838,429
	M.J. Gleeson Group P.L.C.	195,875	428,082
	Marston’s P.L.C.	2,854,528	5,272,098
	Mecom Group P.L.C.	274,098	355,358

	Millennium & Copthorne Hotels P.L.C.	1,048,561	$8,229,286
*	Mitchells & Butlers P.L.C.	987,029	4,652,017
#	Mothercare P.L.C.	436,844	1,538,461
*	MWB Group Holdings P.L.C.	379,622	29,118
	N Brown Group P.L.C.	874,754	3,882,987
#*	Ocado Group P.L.C.	717,280	748,834
*	Pendragon P.L.C.	2,748,586	643,572
*	Perform Group PLC	8,744	55,165
	Persimmon P.L.C.	1,429,557	17,538,400
	Photo-Me International P.L.C.	17,330	13,664
*	Punch Taverns P.L.C.	2,380,301	257,964
	Rank Group P.L.C.	640	1,501
*	Redrow P.L.C.	1,498,271	3,772,525
	Restaurant Group P.L.C.	794,689	4,598,289
	Rightmove P.L.C.	411,178	10,421,652
	Smiths News P.L.C.	794,803	1,567,643
	Spirit Pub Co. P.L.C.	2,487,976	2,100,372
*	Sportech P.L.C.	361,100	356,173
#	Sportingbet P.L.C.	983,711	820,120
*	Sports Direct International P.L.C.	710,804	3,955,563
	St. Ives Group P.L.C.	665,998	849,959
*	Stylo P.L.C.	64,096	—
#*	SuperGroup P.L.C.	112,359	1,085,154
*	Tandem Group P.L.C. Non-Voting Shares	327,365	—
	Taylor Wimpey P.L.C.	14,308,749	12,564,928
	Ted Baker P.L.C.	149,926	2,172,351
#	Thomas Cook Group P.L.C.	3,320,407	940,385
	Topps Tiles P.L.C.	810,881	602,836
*	Torotrak P.L.C.	45,292	26,356
*	Trinity Mirror P.L.C.	1,688,565	1,381,276
	TUI Travel P.L.C.	1,536,840	5,819,082
	UBM P.L.C.	1,008,603	11,424,649
	UTV Media P.L.C.	230,855	484,934
	Vitec Group P.L.C. (The)	160,973	1,860,972
	WH Smith P.LC	620,413	6,487,833
	Whitbread P.L.C.	34,852	1,278,290
	William Hill P.L.C.	3,062,912	15,692,211
	Wilmington Group P.L.C.	346,234	691,324
Total Consumer Discretionary			345,351,147

Consumer Staples — (3.8%)
#	A.G. Barr P.L.C.	424,100	3,085,609
	Anglo-Eastern Plantations P.L.C.	108,153	1,338,030
	Booker Group P.L.C.	5,331,711	8,045,846
	Britvic P.L.C.	961,388	5,658,500
	Cranswick P.L.C.	215,761	2,742,954
	Dairy Crest Group P.L.C.	636,053	3,563,721
	Devro P.L.C.	665,107	3,527,071
*	European Home Retail P.L.C.	109,256	—
	Greencore Group P.L.C.	1,557,147	2,012,294
	Greggs P.L.C.	479,826	3,892,139
	Hilton Food Group, Ltd.	10,596	46,488
*	McBride P.L.C.	832,651	1,743,299
*	Premier Foods P.L.C.	860,448	890,276
	PZ Cussons P.L.C.	1,287,639	6,243,852
	R.E.A. Holdings P.L.C.	50,639	397,119
	Tate & Lyle P.L.C.	1,034,844	11,130,740
	Thorntons P.L.C.	181,095	93,244
	Young & Co.’s Brewery P.L.C. Non-Voting Shares	26,250	220,248
	Young & Co.’s Brewery P.L.C. Series A	2,521	28,129
Total Consumer Staples			54,659,559

Energy — (5.1%)
*	Afren P.L.C.	4,970,604	$11,294,076
	Anglo Pacific Group P.L.C.	438,805	2,020,731
*	Cadogan Petroleum P.L.C.	62,862	18,325
*	Cairn Energy P.L.C.	1,343,498	5,983,308
*	EnQuest P.L.C.	2,767,503	5,142,510
#*	Essar Energy P.L.C.	572,688	1,064,804
*	Exillon Energy P.L.C.	146,023	324,707
	Fortune Oil P.L.C.	6,170,225	898,582
*	Hardy Oil & Gas P.L.C.	74,781	161,052
*	Heritage Oil P.L.C.	653,846	2,030,307
	Hunting P.L.C.	541,277	7,280,362
	James Fisher & Sons P.L.C.	178,323	2,196,407
*	JKX Oil & Gas P.L.C.	456,676	584,129
	John Wood Group P.L.C.	1,017,921	13,235,853
#	Lamprell P.L.C.	596,806	1,062,923
	Melrose Resources P.L.C.	336,039	702,957
*	Premier Oil P.L.C.	1,957,535	11,363,897
*	Salamander Energy P.L.C.	976,320	3,155,516
*	SOCO International P.L.C.	970,105	5,180,217
#*	UK Coal P.L.C.	1,470,907	161,027
Total Energy			73,861,690

Financials — (14.1%)
	Aberdeen Asset Management P.L.C.	2,601,039	13,087,208
	Admiral Group P.L.C.	41,232	702,715
	Amlin P.L.C.	2,265,989	14,780,387
	Arbuthnot Banking Group P.L.C.	48,497	450,529
	Ashmore Group P.L.C.	1,141,118	6,291,764
	Beazley P.L.C.	2,304,463	6,264,399
	Brewin Dolphin Holdings P.L.C.	1,084,897	2,946,024
	Capital & Counties Properties P.L.C.	472,683	1,662,654
*	Capital & Regional P.L.C.	1,493,345	638,434
	Catlin Group, Ltd.	1,584,151	12,195,358
	Charles Stanley Group P.L.C.	126,349	559,296
	Charles Taylor P.L.C.	139,215	405,053
	Chesnara P.L.C.	367,200	1,149,387
	Close Brothers Group P.L.C.	637,738	8,595,934
	Daejan Holdings P.L.C.	32,083	1,521,765
	Development Securities P.L.C.	474,030	1,287,800
	F&C Asset Management P.L.C.	2,141,878	3,349,064
	Hansard Global P.L.C.	16,468	25,899
	Hargreaves Lansdown P.L.C.	734,280	7,468,105
	Helical Bar P.L.C.	660,484	2,005,704
	Henderson Group P.L.C.	4,076,007	7,074,565
	Hiscox, Ltd.	1,709,243	13,435,181
	ICAP P.L.C.	1,805,106	9,383,166
	IG Group Holdings P.L.C.	1,498,282	10,807,300
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	572,350	2,759,100
	International Personal Finance P.L.C.	690,825	3,350,316
#*	IP Group P.L.C.	851,769	1,668,620
	Jardine Lloyd Thompson Group P.L.C.	511,837	6,336,443
	Jupiter Fund Management P.L.C.	585,309	2,305,640
	Lancashire Holdings, Ltd.	677,506	9,026,009
*	Liontrust Asset Management P.L.C.	129,935	224,396
	London Stock Exchange Group P.L.C.	579,642	8,842,293
	LSL Property Services P.L.C.	165,426	561,257
	Man Group P.L.C.	4,093,696	5,561,358
	Novae Group P.L.C.	216,716	1,295,306
	Phoenix Group Holdings P.L.C.	119,480	983,876
	Provident Financial P.L.C.	496,498	11,019,105

*	Puma Brandenburg, Ltd. Class A	1,193,004	$92,139
*	Puma Brandenburg, Ltd. Class B	1,193,004	38,391
*	Quintain Estates & Development P.L.C.	1,546,921	1,321,801
	Rathbone Brothers P.L.C.	165,692	3,556,504
#*	Raven Russia, Ltd.	249,525	272,238
	S&U P.L.C.	21,140	296,367
	Safestore Holdings P.L.C.	586,262	975,667
	Savills P.L.C.	571,629	3,683,420
	Shore Capital Group, Ltd.	890,380	268,949
	St. James’s Place P.L.C.	846,493	5,027,464
	St. Modwen Properties P.L.C.	663,547	2,133,714
	Tullett Prebon P.L.C.	1,003,860	4,843,238
	Unite Group P.L.C.	740,708	3,159,960
*	Waterloo Investment Holdings, Ltd.	5,979	676
Total Financials			205,692,059

Health Care — (2.1%)
#*	Alizyme P.L.C.	660,805	—
	Assura Group, Ltd.	55,851	29,116
	Bioquell P.L.C.	90,893	198,160
*	BTG P.L.C.	1,256,250	6,557,012
	Consort Medical P.L.C.	119,322	1,370,156
	Corin Group P.L.C.	126,637	115,094
	Dechra Pharmaceuticals P.L.C.	340,295	3,203,667
	Genus P.L.C.	250,709	6,076,319
	Hikma Pharmaceuticals P.L.C.	590,810	6,936,293
*	Optos P.L.C.	78,266	248,526
*	Oxford Biomedica P.L.C.	2,821,652	118,234
*	Renovo Group P.L.C.	87,461	24,362
*	Southern Cross Healthcare Group P.L.C.	191,826	—
	Synergy Health P.L.C.	219,399	3,261,065
*	Vectura Group P.L.C.	1,501,781	2,098,632
*	Vernalis P.L.C.	19,974	7,900
Total Health Care			30,244,536

Industrials — (28.1%)
#	Air Partner P.L.C.	37,086	147,950
	Alumasc Group P.L.C.	124,366	152,755
	Ashtead Group P.L.C.	2,502,187	13,128,121
	Avon Rubber P.L.C.	29,651	149,318
	Babcock International Group P.L.C.	1,414,514	21,208,871
	Balfour Beatty P.L.C.	3,154,154	15,501,152
	BBA Aviation P.L.C.	2,792,163	8,922,870
	Berendsen P.L.C.	773,744	6,824,079
	Bodycote P.L.C.	1,253,236	7,929,176
	Braemar Shipping Services P.L.C.	81,108	488,736
	Brammer P.L.C.	244,607	1,126,189
	Bunzl P.L.C.	147,479	2,644,737
	Camellia P.L.C.	2,481	387,305
	Cape P.L.C.	432,603	1,680,887
	Carillion P.L.C.	1,787,034	7,836,036
	Carr’s Milling Industries P.L.C.	35,330	554,554
	Castings P.L.C.	162,757	937,466
	Chemring Group P.L.C.	783,476	4,134,217
	Clarkson P.L.C.	61,518	1,295,831
	Cobham P.L.C.	4,694,331	16,838,948
	Communisis P.L.C.	561,133	328,834
	Cookson Group P.L.C.	1,218,370	11,791,147
#	Costain Group P.L.C.	155,011	623,657
	De La Rue P.L.C.	447,013	7,317,067
	easyJet P.L.C.	692,439	6,507,914

*	Eleco P.L.C.	80,000	$10,702
	Fenner P.L.C.	719,811	4,502,127
	Firstgroup P.L.C.	1,830,489	7,095,457
	Galliford Try P.L.C.	244,641	2,885,934
	Go-Ahead Group P.L.C.	187,428	3,979,126
*	Hampson Industries P.L.C.	110,209	409
	Harvey Nash Group P.L.C.	8,623	7,812
	Hays P.L.C.	5,445,665	6,798,153
*	Helphire P.L.C.	462,619	10,236
	Hogg Robinson Group P.L.C.	250,887	203,678
	Homeserve P.L.C.	1,233,259	4,187,751
	Hyder Consulting P.L.C.	171,164	1,177,624
	IMI P.L.C.	1,002,882	14,609,668
	Interserve P.L.C.	555,207	3,272,889
	Intertek Group P.L.C.	386,919	17,154,053
	Invensys P.L.C.	3,349,956	12,699,704
	ITE Group P.L.C.	1,059,501	3,510,467
	Keller Group P.L.C.	280,343	2,513,416
	Kier Group P.L.C.	168,347	3,522,197
	Latchways P.L.C.	36,248	599,413
	Lavendon Group P.L.C.	512,546	1,241,585
	Management Consulting Group P.L.C.	1,290,496	501,112
	Mears Group P.L.C.	263,980	1,207,671
	Meggitt P.L.C.	2,407,994	15,367,685
#	Melrose P.L.C.	4,749,372	18,610,004
	Michael Page International P.L.C.	1,310,832	7,555,100
	Mitie Group P.L.C.	1,526,552	7,188,798
	Morgan Crucible Co. P.L.C.	1,297,193	5,548,709
	Morgan Sindall Group P.L.C.	170,811	1,840,937
	National Express Group P.L.C.	1,725,133	5,847,669
	Northgate P.L.C.	499,163	1,939,336
	PayPoint P.L.C.	131,485	1,519,868
	Porvair P.L.C.	146,460	327,420
	Qinetiq Group P.L.C.	3,030,205	9,287,444
	Regus P.L.C.	3,337,697	5,502,099
*	Renold P.L.C.	89,220	35,841
	Rentokil Initial P.L.C.	7,540,563	9,928,570
	Ricardo P.L.C.	217,815	1,363,439
*	Richmond Oil & Gas P.L.C.	220,000	—
#	Robert Walters P.L.C.	387,999	1,221,318
	Rotork P.L.C.	366,679	13,424,857
	RPS Group P.L.C.	892,257	3,589,814
	Senior P.L.C.	1,849,203	6,106,628
	Severfield-Rowen P.L.C.	371,550	859,404
	Shanks Group P.L.C.	1,786,148	2,391,411
	SIG P.L.C.	2,467,815	3,954,520
	Speedy Hire P.L.C.	1,300,223	615,542
	Spirax-Sarco Engineering P.L.C.	320,648	10,845,526
	Stagecoach Group P.L.C.	1,848,470	8,392,257
	Sthree P.L.C.	353,790	1,630,694
	T. Clarke P.L.C.	147,457	113,408
	Tarsus Group P.L.C.	212,372	611,126
*	Travis Perkins P.L.C.	930,166	15,677,299
	Tribal Group P.L.C.	136,644	211,600
	Trifast P.L.C.	359,985	266,108
	UK Mail Group P.L.C.	197,261	850,294
	Ultra Electronics Holdings P.L.C.	285,303	7,110,356
#	Volex P.L.C.	229,354	662,808
	Vp P.L.C.	167,297	876,407
*	Wincanton P.L.C.	471,947	427,401
	WS Atkins P.L.C.	501,683	5,909,495

#	XP Power, Ltd.	73,546	$1,190,898
Total Industrials			408,951,091

Information Technology — (9.2%)
	Acal P.L.C.	104,729	287,845
	Anite P.L.C.	1,253,216	2,534,359
	Aveva Group P.L.C.	289,692	9,217,456
	Computacenter P.L.C.	460,793	2,829,714
	CSR P.L.C.	837,090	4,307,959
	Dialight P.L.C.	127,717	2,479,020
	Diploma P.L.C.	505,533	3,884,529
	Domino Printing Sciences P.L.C.	475,431	4,257,356
	E2V Technologies P.L.C.	414,837	885,547
	Electrocomponents P.L.C.	1,877,117	5,940,510
	Fidessa Group P.L.C.	138,383	3,290,085
	Halma P.L.C.	1,549,740	10,625,359
*	Imagination Technologies Group P.L.C.	949,627	7,295,271
*	Innovation Group P.L.C.	3,500,513	1,253,747
*	Kofax P.L.C.	317,667	1,572,248
	Laird P.L.C.	1,065,181	3,879,200
	Micro Focus International P.L.C.	602,252	5,742,038
	Moneysupermarket.com Group P.L.C.	676,611	1,509,018
	NCC Group P.L.C.	17,999	269,845
	Oxford Instruments P.L.C.	226,537	5,034,102
	Pace P.L.C.	1,356,764	3,493,193
	Phoenix IT Group, Ltd.	204,614	504,137
	Premier Farnell P.L.C.	1,467,203	4,082,353
	Psion P.L.C.	500,223	709,663
*	PV Crystalox Solar P.L.C.	384,786	46,534
	Renishaw P.L.C.	188,423	5,036,071
	RM P.L.C.	363,499	463,111
	SDL P.L.C.	347,207	3,727,782
	Sepura P.L.C.	2,616	3,669
	Spectris P.L.C.	515,234	14,399,896
	Spirent Communications P.L.C.	2,633,737	6,595,152
	Telecity Group P.L.C.	827,001	11,975,827
	TT electronics P.L.C.	643,621	1,496,282
	Vislink P.L.C.	274,226	132,269
*	Wolfson Microelectronics P.L.C.	504,759	1,631,967
	Xaar P.L.C.	251,912	1,005,457
*	Xchanging P.L.C.	1,100,065	2,030,108
Total Information Technology			134,428,679

Materials — (7.5%)
	African Barrick Gold P.L.C.	361,989	2,602,846
*	AZ Electronic Materials SA	284,580	1,557,577
	British Polythene Industries P.L.C.	119,701	747,702
	Carclo P.L.C.	221,307	1,538,210
#*	Centamin P.L.C.	3,495,636	5,224,187
	Croda International P.L.C.	499,699	19,616,547
	DS Smith P.L.C.	4,475,611	13,474,310
	Elementis P.L.C.	1,966,934	7,389,721
	Ferrexpo P.L.C.	888,830	2,791,610
	Filtrona P.L.C.	796,210	6,634,054
*	Gem Diamonds, Ltd.	431,630	1,214,088
	Hill & Smith Holdings P.L.C.	311,720	1,870,446
#	Hochschild Mining P.L.C.	647,638	5,092,158
*	International Ferro Metals, Ltd.	423,652	98,238
*	Inveresk P.L.C.	125,000	—
#	Lonmin P.L.C.	428,276	3,866,939
	Marshalls P.L.C.	722,366	1,008,510

Mondi P.L.C.	1,222,056	$12,467,084
* New World Resources P.L.C. Series A	132,319	566,697
#* Petra Diamonds, Ltd.	362,381	688,007
Petropavlovsk P.L.C.	646,643	4,279,795
RPC Group P.L.C.	707,602	4,875,111
* St. Barbara, Ltd.	13,744	30,595
#* Talvivaara Mining Co. P.L.C.	418,283	1,030,606
Victrex P.L.C.	340,523	7,286,857
Yule Catto & Co. P.L.C.	962,661	2,582,882
Zotefoams P.L.C.	96,852	311,300
Total Materials		108,846,077

Telecommunication Services — (2.2%)
Cable & Wireless Communications P.L.C.	9,991,391	5,825,725
* Colt Group SA	1,298,816	2,501,005
Inmarsat P.L.C.	1,600,026	15,276,381
KCOM Group P.L.C.	2,643,350	3,509,141
TalkTalk Telecom Group P.L.C.	1,776,695	5,324,630
Total Telecommunication Services		32,436,882

Utilities — (2.3%)
Dee Valley Group P.L.C.	12,109	257,555
Drax Group P.L.C.	1,601,555	13,128,862
Pennon Group P.L.C.	1,434,955	16,758,977
Telecom Plus P.L.C.	265,603	3,633,028
Total Utilities		33,778,422

TOTAL COMMON STOCKS		1,428,250,142

PREFERRED STOCKS — (0.0%)
Consumer Staples — (0.0%)
* R.E.A. Holdings P.L.C.	8,452	15,187
RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe P.L.C. Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
§@ DFA Short Term Investment Fund	25,000,000	25,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 10/01/12 (Collateralized by U.S. Treasury Note 0.500%, 07/31/17, valued at $805,311) to be repurchased at $789,536	$790	789,520

TOTAL SECURITIES LENDING COLLATERAL		25,789,520

TOTAL INVESTMENTS — (100.0%)
(Cost $1,209,627,233)^^		$1,454,054,849

Summary of the Series’ investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$345,351,147	—	$345,351,147
Consumer Staples	—	54,659,559	—	54,659,559
Energy	—	73,861,690	—	73,861,690
Financials	—	205,692,059	—	205,692,059
Health Care	—	30,244,536	—	30,244,536
Industrials	—	408,951,091	—	408,951,091
Information Technology	—	134,428,679	—	134,428,679
Materials	—	108,846,077	—	108,846,077
Telecommunication Services	—	32,436,882	—	32,436,882
Utilities	—	33,778,422	—	33,778,422
Preferred Stocks
Consumer Staples	—	15,187	—	15,187
Rights/Warrants	—	—	—	—
Securities Lending Collateral	—	25,789,520	—	25,789,520
TOTAL	—	$1,454,054,849	—	$1,454,054,849

See accompanying Notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (81.2%)
AUSTRALIA — (46.8%)
*	AAT Corp., Ltd.	9,992	$—
#*	ABM Resources NL	4,447,721	274,649
*	Acacia Coal, Ltd.	88,692	1,603
#*	Acer Energy, Ltd.	229,729	48,824
#*	Acrux, Ltd.	703,625	2,323,737
#	Adelaide Brighton, Ltd.	1,885,757	5,871,351
#	Aditya Birla Minerals, Ltd.	878,000	438,366
*	AED Oil, Ltd.	363,401	—
#*	Ainsworth Game Technology, Ltd.	361,760	848,010
*	AJ Lucas Group, Ltd.	317,969	243,260
#*	Alchemia, Ltd.	724,903	388,523
#*	Alcyone Resources, Ltd.	4,043,277	216,944
	Alesco Corp., Ltd.	457,971	929,511
#*	Alkane Resources, Ltd.	1,255,636	1,236,471
*	Alliance Resources, Ltd.	444,483	93,788
#*	Altona Mining, Ltd.	1,108,169	335,755
	Alumina, Ltd.	79,006	68,793
*	Amadeus Energy, Ltd.	819,137	182,062
	Amalgamated Holdings, Ltd.	462,896	3,215,204
	Amcom Telecommunications, Ltd.	556,812	727,931
#*	Ampella Mining, Ltd.	185,932	133,952
	Ansell, Ltd.	503,479	8,350,496
#*	Antares Energy, Ltd.	937,175	468,856
*	AP Eagers, Ltd.	225,085	881,190
#	APN News & Media, Ltd.	2,209,801	777,970
#*	Aquarius Platinum, Ltd.	1,550,854	1,048,908
#*	Aquila Resources, Ltd.	142,394	377,943
#*	Arafura Resources, Ltd.	1,093,749	185,975
	ARB Corp., Ltd.	347,600	3,512,595
	Ariadne Australia, Ltd.	267,324	87,141
#	Aristocrat Leisure, Ltd.	2,580,305	7,147,906
*	Arrium, Ltd.	6,037,433	3,384,779
#	ASG Group, Ltd.	442,001	299,598
*	Aspire Mining, Ltd.	902,429	85,483
*	Astron Corp., Ltd.	33,786	42,008
#*	Atlantic, Ltd.	238,482	79,187
*	Atlas Iron, Ltd.	273,214	395,316
#*	Aurora Oil & Gas, Ltd.	1,371,383	5,101,384
#	Ausdrill, Ltd.	1,466,628	4,384,571
#	Ausenco, Ltd.	343,044	950,636
#*	Ausgold, Ltd.	52,096	15,201
#	Austal, Ltd.	581,980	835,811
	Austbrokers Holdings, Ltd.	98,990	843,989
#	Austin Engineering, Ltd.	188,444	789,708
*	Austpac Resources NL	2,524,951	81,028
*	Australian Agricultural Co., Ltd.	923,263	1,223,307
	Australian Infrastructure Fund NL	3,606,473	11,262,605
	Australian Pharmaceutical Industries, Ltd.	2,452,401	1,093,583
	Automotive Holdings Group, Ltd.	586,489	1,837,099
#*	Avanco Resources, Ltd.	2,010,636	169,298
*	Avita Medical, Ltd.	58,058	8,074
#	AVJennings, Ltd.	5,185,036	1,654,387
	AWE, Ltd.	2,111,897	2,856,759
#*	Azimuth Resources, Ltd.	398,859	194,700
#*	Azumah Resources, Ltd.	737,953	98,160
*	Ballarat South Gold, Ltd.	1,996	—
#*	Bandanna Energy, Ltd.	622,869	205,915
	Bank of Queensland, Ltd.	506,628	3,967,718

#*	Bannerman Resources, Ltd.	332,217	$31,889
#*	Bathurst Resources, Ltd.	767,231	323,679
*	BC Iron, Ltd.	258,613	708,097
#	Beach Energy, Ltd.	5,525,248	7,215,576
#*	Beadell Resources, Ltd.	1,500,515	1,523,093
#*	Berkeley Resources, Ltd.	434,006	181,228
	Beyond International, Ltd.	61,256	50,833
#	Billabong International, Ltd.	1,600,753	2,194,176
#*	Bionomics, Ltd.	357,292	138,599
#*	Biota Holdings, Ltd.	1,027,571	742,653
*	Bisalloy Steel Group, Ltd.	93,800	132,238
#	Blackmores, Ltd.	76,950	2,486,137
#*	Blackthorn Resources, Ltd.	123,339	141,919
*	BlueScope Steel, Ltd.	13,572,369	5,881,352
	Boart Longyear, Ltd.	2,638,658	4,464,757
*	Boom Logistics, Ltd.	763,163	260,545
*	Boulder Steel, Ltd.	1,285,101	35,942
#	Bradken, Ltd.	1,022,589	5,871,157
*	Breville Group, Ltd.	598,466	3,492,873
#	Brickworks, Ltd.	132,797	1,394,536
	BSA, Ltd.	666,656	130,874
	BT Investment Management, Ltd.	193,869	419,745
#*	Buccaneer Energy, Ltd.	3,913,919	250,962
#*	Buru Energy, Ltd.	534,065	1,614,895
#	Cabcharge Australia, Ltd.	562,463	3,179,116
*	Calliden Group, Ltd.	389,687	56,495
#*	Cape Lambert Resources, Ltd.	373,413	121,487
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral, Ltd.	58,499	10,301
#	Cardno, Ltd.	505,707	3,801,814
#*	Carnarvon Petroleum, Ltd.	3,885,525	394,526
*	Carnegie Wave Energy, Ltd.	263,165	11,164
#	carsales.com, Ltd.	1,220,399	9,771,687
#	Cash Converters International, Ltd.	1,185,983	950,075
*	CDS Technologies, Ltd.	13,276	—
	Cedar Woods Properties, Ltd.	132,050	513,966
*	Centaurus Metals, Ltd.	143,557	38,476
#*	Central Petroleum, Ltd.	1,759,865	246,444
*	Centrebet International, Ltd. Claim Units	81,336	—
*	Centrex Metals, Ltd.	13,701	2,193
#*	Ceramic Fuel Cells, Ltd.	4,258,202	242,378
#*	Cerro Resources NL	1,961,035	212,298
#*	CGA Mining, Ltd.	10,124	28,445
#*	Chalice Gold Mines, Ltd.	320,684	84,488
	Challenger, Ltd.	198,545	668,242
	Chandler Macleod Group, Ltd.	338,118	151,246
*	ChemGenex Pharmaceuticals, Ltd.	115,291	2,990
*	Chesser Resources, Ltd.	156,921	71,327
*	Citigold Corp., Ltd.	3,765,806	253,995
#	Clarius Group, Ltd.	1,126,662	470,652
*	Clinuvel Pharmaceuticals, Ltd.	118,435	193,328
#	Clough, Ltd.	1,527,345	1,108,970
	Clover Corp., Ltd.	269,348	149,633
*	CO2 Group, Ltd.	844,559	87,554
#*	Coal of Africa, Ltd.	668,800	159,610
#*	Coalspur Mines, Ltd.	1,239,823	891,989
#*	Cobar Consolidated Resources, Ltd.	112,626	70,000
#*	Cockatoo Coal, Ltd.	3,318,970	395,255
	Codan, Ltd.	170,881	255,235
#*	Coffey International, Ltd.	1,048,636	457,444
	Collection House, Ltd.	1,845,943	1,931,386

*	Comet Ridge, Ltd.	87,879	$9,995
#	Consolidated Media Holdings, Ltd.	1,276,820	4,469,774
*	Continental Coal, Ltd.	955,769	63,632
*	Cooper Energy, Ltd.	336,842	177,997
	Coventry Group, Ltd.	144,778	420,315
#	Credit Corp. Group, Ltd.	110,382	725,979
*	Crusader Resources, Ltd.	155,861	81,906
#	CSG, Ltd.	674,612	317,669
#	CSR, Ltd.	2,491,176	4,014,949
	CTI Logistics, Ltd.	7,200	9,972
#*	Cudeco, Ltd.	399,317	1,898,147
#*	Cue Energy Resources, Ltd.	1,378,665	192,500
#	Data#3, Ltd.	305,808	348,521
#	David Jones, Ltd.	3,152,271	8,185,160
#	Decmil Group, Ltd.	655,425	1,840,749
*	Deep Yellow, Ltd.	1,039,981	45,371
#	Devine, Ltd.	497,498	293,432
#*	Discovery Metals, Ltd.	1,368,337	1,815,771
	Domino’s Pizza Enterprises, Ltd.	14,892	160,929
*	Downer EDI, Ltd.	1,857,964	6,878,253
*	Dragon Mining, Ltd.	171,966	132,630
#*	Drillsearch Energy, Ltd.	1,763,899	2,819,006
	DUET Group	3,277,543	6,917,127
#	DuluxGroup, Ltd.	2,167,142	7,401,979
#	DWS, Ltd.	278,315	458,920
*	Dyesol, Ltd.	71,977	7,787
#*	Elders, Ltd.	1,419,921	366,015
#*	Elemental Minerals, Ltd.	388,188	235,794
*	Ellect Holdings, Ltd.	482	—
	Emeco Holdings, Ltd.	2,172,998	1,639,997
*	Empire Oil & Gas NL	427,500	5,294
#*	Energy Resources of Australia, Ltd.	684,442	934,676
#*	Energy World Corp., Ltd.	4,025,738	1,658,733
*	Enero Group, Ltd.	20,635	11,718
*	Engenco, Ltd.	22,880	7,901
*	Entek Energy, Ltd.	920,744	87,281
#	Envestra, Ltd.	5,386,882	5,043,006
#*	Equatorial Resources, Ltd.	176,571	331,734
#	Euroz, Ltd.	81,100	78,664
#*	Evolution Mining, Ltd.	1,644,550	3,291,692
#	Exco Resources, Ltd.	429,909	115,356
#	Fairfax Media, Ltd.	3,010,410	1,288,605
	Fantastic Holdings, Ltd.	355,613	1,032,681
#*	FAR, Ltd.	8,225,394	297,249
	Finbar Group, Ltd.	58,051	60,833
*	Finders Resources, Ltd.	7,442	1,614
#	FKP Property Group, Ltd.	5,902,095	1,517,504
#	Fleetwood Corp., Ltd.	316,248	3,318,443
	FlexiGroup, Ltd.	597,372	1,997,236
#	Flight Centre, Ltd.	123,522	2,999,951
*	Flinders Mines, Ltd.	6,909,293	616,622
*	Focus Minerals, Ltd.	19,167,915	732,619
*	Forest Enterprises Australia, Ltd.	2,849,173	—
#	Forge Group, Ltd.	252,731	1,028,118
*	Forte Energy NL	471,243	7,293
	G8 Education, Ltd.	73,111	98,753
#*	Galaxy Resources, Ltd.	760,450	465,546
	Gazal Corp., Ltd.	104,542	229,276
#*	Geodynamics, Ltd.	1,015,653	125,983
#*	Gindalbie Metals, Ltd.	2,600,255	721,577
*	Global Construction Services, Ltd.	1,832	1,289

#*	Gold Road Resources, Ltd.	141,504	$21,193
#*	Golden Rim Resources, Ltd.	722,577	81,814
#	Goodman Fielder, Ltd.	8,296,037	4,297,100
	GrainCorp, Ltd. Class A	828,668	7,707,512
#	Grange Resources, Ltd.	1,245,669	339,738
#*	Great Southern, Ltd.	9,302,784	—
#*	Greenland Minerals & Energy, Ltd.	711,078	272,913
#*	Gryphon Minerals, Ltd.	1,673,195	1,596,818
#	GUD Holdings, Ltd.	469,856	3,988,709
*	Gujarat NRE Coking Coal, Ltd.	119,865	21,206
#*	Gunns, Ltd.	2,872,620	476,764
#	GWA Group, Ltd.	1,263,740	2,383,340
*	Hastie Group, Ltd.	81,042	—
#*	Havilah Resources NL	258,836	116,135
	HFA Holdings, Ltd.	235,865	174,370
	HGL, Ltd.	96,023	54,191
#*	Highlands Pacific, Ltd.	2,651,500	453,428
#*	Hillgrove Resources, Ltd.	1,123,437	104,121
#	Hills Holdings, Ltd.	1,006,582	1,193,603
#*	Horizon Oil, Ltd.	4,487,756	1,387,693
*	Hutchison Telecommunications Australia, Ltd.	3,192,396	101,571
#*	Icon Energy, Ltd.	1,701,528	387,380
*	IDM International, Ltd.	23,969	1,156
#	iiNet, Ltd.	664,344	2,534,336
#	Imdex, Ltd.	1,061,080	1,798,871
#	IMF Australia, Ltd.	314,016	478,870
#*	IMX Resources, Ltd.	574,673	79,888
#	Independence Group NL	1,024,848	4,447,687
*	Indo Mines, Ltd.	81,968	11,330
*	Indophil Resources NL	3,118,946	1,000,972
	Industrea, Ltd.	1,478,422	1,903,825
#*	Infigen Energy, Ltd.	1,792,781	487,820
	Infomedia, Ltd.	1,458,074	377,196
*	Integra Mining, Ltd.	3,714,022	2,168,947
	Integrated Research, Ltd.	261,513	297,177
#*	Intrepid Mines, Ltd.	1,794,707	859,183
#	Invocare, Ltd.	633,106	5,621,452
#	IOOF Holdings, Ltd.	1,074,600	6,355,282
#	Iress, Ltd.	603,773	4,641,883
#*	Iron Ore Holdings, Ltd.	336,216	298,325
#*	Ivanhoe Australia, Ltd.	396,947	276,753
#	JB Hi-Fi, Ltd.	582,072	5,451,423
*	Jupiter Mines, Ltd.	465,443	67,668
#	K&S Corp., Ltd.	220,226	353,225
#*	Kagara, Ltd.	1,945,393	242,155
#*	Kangaroo Resources, Ltd.	2,874,627	151,745
*	Karoon Gas Australia, Ltd.	667,086	3,711,718
#*	Kasbah Resources, Ltd.	478,599	94,012
#	Kingsgate Consolidated, Ltd.	786,888	4,902,276
#	Kingsrose Mining, Ltd.	688,387	834,866
*	Lednium, Ltd.	195,019	16,183
#*	Linc Energy, Ltd.	1,497,847	967,058
#*	Liquefied Natural Gas, Ltd.	595,144	193,729
	Lycopodium, Ltd.	57,046	366,005
#*	M2 Telecommunications Group, Ltd.	595,839	2,135,647
#	MacMahon Holdings, Ltd.	3,532,236	1,003,424
*	Macquarie Atlas Roads Group NL	1,535,838	2,314,946
	Macquarie Telecom Group, Ltd.	35,019	330,436
#*	Marengo Mining, Ltd.	1,428,204	154,190
#	Matrix Composites & Engineering, Ltd.	158,693	357,619
*	Maverick Drilling & Exploration, Ltd.	114,368	141,091

	MaxiTRANS Industries, Ltd.	942,578	$746,665
*	Mayne Pharma Group, Ltd.	205,191	78,691
	McGuigan Simeon Wines, Ltd.	2,437,348	1,220,125
#	McMillan Shakespeare, Ltd.	235,687	2,971,140
	McPherson’s, Ltd.	303,441	582,308
#	Medusa Mining, Ltd.	844,923	5,268,537
	Melbourne IT, Ltd.	440,506	775,309
#*	MEO Australia, Ltd.	681,039	155,055
#	Mermaid Marine Australia, Ltd.	1,099,905	3,526,900
#*	Mesoblast, Ltd.	169,618	1,172,345
#*	Metals X, Ltd.	173,131	28,652
*	Metgasco, Ltd.	667,052	137,941
*	Metminco, Ltd.	1,879,249	162,666
*	MetroCoal, Ltd.	68,725	12,431
#*	MHM Metals, Ltd.	287,217	77,462
	Miclyn Express Offshore, Ltd.	662,257	1,473,828
#	Mincor Resources NL	1,004,969	965,114
*	Minemakers, Ltd.	113,803	15,936
#*	Mineral Deposits, Ltd.	306,156	1,855,207
#	Mineral Resources, Ltd.	377,669	2,989,759
#*	Mirabela Nickel, Ltd.	2,693,751	1,192,596
#*	Molopo Energy, Ltd.	1,186,993	741,190
#*	Moly Mines, Ltd.	25,253	4,064
#	Monadelphous Group, Ltd.	319,624	6,500,728
*	Morning Star Gold NL	332,749	37,968
#	Mortgage Choice, Ltd.	631,109	1,013,977
#	Mount Gibson Iron, Ltd.	3,038,008	2,345,719
#	Murchison Metals, Ltd.	955,529	41,413
#	Myer Holdings, Ltd.	3,564,925	6,416,625
	MyState, Ltd.	36,250	127,574
*	Nanosonics, Ltd.	259,364	131,003
#	Navitas, Ltd.	1,189,617	5,184,217
*	New Guinea Energy, Ltd.	359,345	12,614
#*	NewSat, Ltd.	405,515	224,694
*	Nexus Energy, Ltd.	4,998,176	720,106
#*	NIB Holdings, Ltd.	1,322,671	2,330,269
*	Nido Petroleum, Ltd.	6,093,154	227,248
#*	Noble Mineral Resources, Ltd.	859,168	123,811
#	Norfolk Group, Ltd.	361,653	227,582
*	Northern Iron, Ltd.	599,344	517,385
#*	Northern Star Resources, Ltd.	1,454,940	1,790,556
#	NRW Holdings, Ltd.	1,174,775	2,485,864
#*	NuCoal Resources, Ltd.	429,538	71,197
	Nufarm, Ltd.	817,424	5,139,451
#	Oakton, Ltd.	378,695	544,089
#*	Oilex, Ltd.	201,712	12,611
#*	OPUS Group, Ltd.	75,859	40,260
#*	Orocobre, Ltd.	257,530	585,319
#	OrotonGroup, Ltd.	89,607	647,981
*	Otto Energy, Ltd.	1,936,175	179,949
	Pacific Brands, Ltd.	4,412,120	2,771,357
*	Pacific Niugini, Ltd.	200,616	37,109
#*	Paladin Energy, Ltd.	4,096,983	5,241,003
*	Pan Pacific Petroleum NL	1,094,343	175,820
*	PanAust, Ltd.	1,025,303	3,227,577
#*	Pancontinental Oil & Gas NL	1,057,588	109,930
#	Panoramic Resources, Ltd.	971,509	542,286
*	PaperlinX, Ltd.	2,814,406	177,227
#*	Papillon Resources, Ltd.	32,010	57,506
	Patties Foods, Ltd.	38,045	64,205
#*	Peak Resources, Ltd.	288,357	47,382

#	Peet, Ltd.	1,096,798	$827,807
*	Peninsula Energy, Ltd.	5,178,834	149,182
#*	Perilya, Ltd.	1,482,070	480,663
#	Perpetual Trustees Australia, Ltd.	226,579	6,077,850
#*	Perseus Mining, Ltd.	1,605,654	4,828,872
#*	Pharmaxis, Ltd.	1,018,699	1,217,617
*	Phosphagenics, Ltd.	1,659,005	215,048
#*	Platinum Australia, Ltd.	1,442,661	100,264
#*	Pluton Resources, Ltd.	538,056	111,625
	PMP, Ltd.	2,395,607	620,187
*	Poseidon Nickel, Ltd.	436,181	36,527
#	Premier Investments, Ltd.	278,643	1,681,018
#*	Prima Biomed, Ltd.	2,338,194	468,046
#	Primary Health Care, Ltd.	1,960,174	7,324,267
	Prime Media Group, Ltd.	1,777,139	1,529,186
#	PrimeAg, Ltd.	213,399	281,782
	Programmed Maintenance Service, Ltd.	550,149	1,229,643
*	QRxPharma, Ltd.	173,666	121,929
*	Quickstep Holdings, Ltd.	462,355	83,643
*	Ramelius Resources, Ltd.	1,512,836	615,608
#*	Range Resources, Ltd.	1,456,711	112,964
#	RCR Tomlinson, Ltd.	1,056,974	1,842,393
#	REA Group, Ltd.	189,011	3,066,312
#	Reckon, Ltd.	271,858	640,320
*	Red 5, Ltd.	9,022	13,294
#*	Red Fork Energy, Ltd.	1,175,289	885,975
	Redflex Holdings, Ltd.	377,855	788,938
	Reece Australia, Ltd.	238,457	5,120,618
#*	Reed Resources, Ltd.	698,001	158,648
*	Regis Resources, Ltd.	538,398	3,166,092
#	Reject Shop, Ltd. (The)	122,036	1,558,525
*	Resolute Mining, Ltd.	3,133,646	6,275,151
#*	Resource & Investment NL	353,895	87,674
*	Resource Equipment, Ltd.	118,411	42,461
*	Resource Generation, Ltd.	338,381	107,837
#	Retail Food Group, Ltd.	69,955	214,217
#*	Rex Minerals, Ltd.	469,315	290,810
#*	Rialto Energy, Ltd.	1,967,580	314,247
#	Ridley Corp., Ltd.	1,283,068	1,544,693
*	RiverCity Motorway Group, Ltd.	1,563,354	—
#*	Robust Resources, Ltd.	136,513	96,966
*	Roc Oil Co., Ltd.	6,490,268	2,451,551
	Runge, Ltd.	30,702	13,760
#	Ruralco Holdings, Ltd.	88,651	313,486
#	SAI Global, Ltd.	1,203,570	5,276,130
#*	Salinas Energy, Ltd.	1,842,511	540,504
#	Salmat, Ltd.	664,807	1,677,697
#*	Samson Oil & Gas, Ltd.	7,175,499	356,421
#*	Sandfire Resources NL	394,850	3,406,123
#*	Saracen Mineral Holdings, Ltd.	2,686,129	1,372,731
	Schaffer Corp., Ltd.	33,766	134,737
	Sedgman, Ltd.	443,054	521,833
#	Seek, Ltd.	245,071	1,728,717
#	Select Harvests, Ltd.	311,833	371,267
#*	Senex Energy, Ltd.	3,522,445	2,338,769
	Servcorp, Ltd.	301,327	967,575
	Service Stream, Ltd.	1,432,710	562,785
#*	Seven West Media, Ltd.	447,449	525,369
#	Sigma Pharmaceuticals, Ltd.	4,898,960	3,240,933
*	Sihayo Gold, Ltd.	603,971	84,341
#*	Silex System, Ltd.	545,788	2,190,243

#*	Silver Lake Resources, Ltd.	1,125,179	$4,216,027
*	Sipa Resources International NL	706,804	48,880
#	Sirtex Medical, Ltd.	219,105	2,159,775
#	Skilled Group, Ltd.	492,016	1,314,660
	Slater & Gordon, Ltd.	24,701	48,594
#	SMS Management & Technology, Ltd.	435,122	2,832,686
*	Southern Cross Electrical Engineering, Ltd.	21,171	25,281
	Southern Cross Media Group, Ltd.	2,546,520	2,651,241
	Spark Infrastructure Group, Ltd.	5,307,759	8,955,297
#*	Specialty Fashion Group, Ltd.	809,557	410,498
#*	St. Barbara, Ltd.	1,946,083	4,332,039
#*	Starpharma Holdings, Ltd.	962,091	1,491,651
#*	Straits Resources, Ltd.	917,602	83,686
#*	Strike Energy, Ltd.	1,230,120	279,731
	Structural Systems, Ltd.	138,772	96,198
	STW Communications Group, Ltd.	1,087,599	1,145,079
#*	Sundance Energy Australia, Ltd.	1,009,945	793,042
*	Sundance Resources, Ltd.	8,756,539	3,088,278
*	Sunland Group, Ltd.	741,191	738,869
#	Super Retail Group, Ltd.	1,291,875	10,425,455
	Swick Mining Services, Ltd.	87,194	23,070
*	Talisman Mining, Ltd.	217,981	65,544
#*	Tanami Gold NL	569,930	459,602
*	Tap Oil, Ltd.	1,450,696	1,087,418
#	Tassal Group, Ltd.	626,912	879,813
#	Technology One, Ltd.	1,322,653	1,871,947
#	Ten Network Holdings, Ltd.	5,185,547	1,954,381
#*	Texon Petroleum, Ltd.	871,211	337,670
#	TFS Corp., Ltd.	1,393,854	578,285
#*	Thakral Holdings Group, Ltd.	2,559,697	2,124,866
	Thorn Group, Ltd.	370,228	702,019
#*	Tiger Resources, Ltd.	1,751,101	632,272
*	Tissue Therapies, Ltd.	41,469	16,975
*	Toro Energy, Ltd.	70,156	5,525
#	Tox Free Solutions, Ltd.	461,406	1,286,003
#	TPG Telecom, Ltd.	1,569,063	3,610,138
	Transfield Services, Ltd.	2,144,148	3,864,235
#*	Transpacific Industries Group, Ltd.	4,533,180	4,167,857
#	Troy Resources, Ltd.	406,854	2,084,015
	Trust Co., Ltd. (The)	89,605	468,095
#*	UGL, Ltd.	29,808	322,477
*	Unity Mining, Ltd.	2,433,889	351,042
#	UXC, Ltd.	1,169,545	1,225,419
*	VDM Group, Ltd.	1,684,753	57,549
#*	Venture Minerals, Ltd.	450,858	142,230
*	Venturex Resources, Ltd.	42,171	2,024
	Village Roadshow, Ltd.	855,994	3,197,380
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	7,648,897	3,195,972
*	Virgin Australia Holdings, Ltd. (B7L5734)	7,648,897	39,671
	Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	1,203	4,401
#	Watpac, Ltd.	711,698	504,941
	WDS, Ltd.	375,342	252,937
#	Webjet, Ltd.	356,064	1,508,903
	Webster, Ltd.	144,737	91,211
#	Western Areas NL	765,031	3,367,406
#*	Western Desert Resources, Ltd.	225,143	206,612
*	Westgold Resources, Ltd.	59,310	10,697
#*	White Energy Co., Ltd.	643,913	218,974
	WHK Group, Ltd.	1,202,433	1,195,444
#	Wide Bay Australia, Ltd.	84,697	565,311
#*	Windimurra Vanadium, Ltd.	537,429	—

#	Wotif.com Holdings, Ltd.	588,604	$2,343,204
*	Yancoal Australia, Ltd. (B7TY454)	232,730	610,159
*	Yancoal Australia, Ltd. (B84LB45)	232,730	285,702
#*	YTC Resources, Ltd.	104,200	33,456
TOTAL AUSTRALIA			561,356,696

HONG KONG — (15.6%)
	Aeon Credit Service (Asia) Co., Ltd.	580,000	523,187
	Aeon Stores Hong Kong Co., Ltd.	234,000	593,714
	Alco Holdings, Ltd.	1,426,000	300,934
	Allan International Holdings, Ltd.	720,000	177,132
	Allied Group, Ltd.	683,200	1,741,638
	Allied Overseas, Ltd.	50,000	27,361
	Allied Properties, Ltd.	12,297,857	1,699,484
*	Apac Resources, Ltd.	12,720,000	402,680
	APT Satellite Holdings, Ltd.	1,275,000	351,923
*	Ares Asia, Ltd.	560,400	41,522
*	Artel Solutions Group Holdings, Ltd.	7,885,000	88,933
*	Artini China Co., Ltd.	26,000	597
	Arts Optical International Holdings, Ltd.	730,000	212,224
	Asia Financial Holdings, Ltd.	2,474,908	906,315
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	2,782,613
*	Asia Standard Hotel Group, Ltd.	11,777,218	1,056,908
	Asia Standard International Group, Ltd.	13,425,937	2,313,581
	Associated International Hotels, Ltd.	980,000	2,272,758
	Aupu Group Holding Co., Ltd.	2,504,000	193,319
	Automated Systems Holdings, Ltd.	358,000	48,367
	Bauhaus International Holdings, Ltd.	662,000	129,752
*	Beijing Yu Sheng Tang Pharmaceutical Group, Ltd.	1,154,000	14,788
*	Bel Global Resources Holdings, Ltd.	2,576,000	47,174
*	Bio-Dynamic Group, Ltd.	2,992,000	243,099
*	Birmingham International Holdings, Ltd.	6,502,000	127,456
#	Bonjour Holdings, Ltd.	8,218,000	1,085,134
	Bossini International Holdings, Ltd.	3,871,500	203,416
*	Brightoil Petroleum Holdings, Ltd.	1,584,000	292,925
#*	Brockman Mining, Ltd.	23,270,814	1,398,670
#*	Burwill Holdings, Ltd.	8,888,960	112,964
	Cafe de Coral Holdings, Ltd.	792,000	2,217,887
*	Capital Estate, Ltd.	1,089,000	20,721
*	Carico Holdings, Ltd.	25,080,000	916,540
	Century City International Holdings, Ltd.	6,419,460	429,788
	Century Sunshine Group Holdings, Ltd.	3,655,000	150,592
	Champion Technology Holdings, Ltd.	14,881,730	196,304
*	Chaoyue Group, Ltd.	1,735,000	118,606
	Chen Hsong Holdings, Ltd.	898,000	240,004
	Cheuk Nang Holdings, Ltd.	386,457	190,823
	Chevalier International Holdings, Ltd.	737,482	898,653
*	China Best Group Holding, Ltd.	2,561,400	30,896
*	China Billion Resources, Ltd.	4,876,000	—
*	China Boon Holdings, Ltd.	6,200,000	70,363
*	China Daye Non-Ferrous Metals Mining, Ltd.	4,387,837	178,098
*	China Digicontent Co., Ltd.	2,710,000	3,495
*	China Digital Licensing Group, Ltd.	770,000	12,705
*	China Electronics Corp. Holdings Co., Ltd.	2,888,250	238,506
*	China Energy Development Holdings, Ltd.	23,492,000	316,555
*	China Environmental Investment Holdings, Ltd.	7,470,000	183,876
*	China Financial Services Holdings, Ltd.	954,000	58,005
*	China Flavors & Fragrances Co., Ltd.	156,137	19,452
*	China Gamma Group, Ltd.	7,500,000	153,560
*	China Infrastructure Investment, Ltd.	8,680,000	207,689
*	China Investments Holdings, Ltd.	104,000	2,553

#*	China Mandarin Holdings, Ltd.	525,400	$34,555
	China Metal International Holdings, Ltd.	2,582,000	448,954
*	China Motion Telecom International, Ltd.	346,000	4,592
	China Motor Bus Co., Ltd.	50,000	408,438
*	China Nuclear Industry 23 International Corp., Ltd.	1,024,000	246,431
#*	China Public Procurement, Ltd.	5,230,000	—
*	China Renji Medical Group, Ltd.	12,784,000	—
#*	China Resources & Transportation Group, Ltd.	32,900,000	1,077,443
#*	China Solar Energy Holdings, Ltd.	37,990,000	146,931
*	China Strategic Holdings, Ltd.	12,585,000	240,327
	China Ting Group Holdings, Ltd.	2,443,151	120,968
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	29,948
	China WindPower Group, Ltd.	15,410,000	392,395
*	China Yunnan Tin Minerals Group Co., Ltd.	41,776	1,499
	China-Hongkong Photo Products Holdings, Ltd.	2,123,000	151,832
	Chinney Investments, Ltd.	1,144,000	157,790
#	Chong Hing Bank, Ltd.	878,000	1,447,413
#	Chow Sang Sang Holdings International, Ltd.	552,000	1,362,460
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,188,000	343,212
	Chuang’s China Investments, Ltd.	3,388,000	202,638
	Chuang’s Consortium International, Ltd.	4,073,965	503,171
*	Chun Wo Development Holdings, Ltd.	2,002,926	119,728
#	Citic Telecom International Holdings, Ltd.	5,152,000	1,006,130
	City Telecom, Ltd.	2,050,751	481,430
	CK Life Sciences International Holdings, Inc.	15,060,000	1,372,809
*	Climax International Co., Ltd.	1	—
	CNT Group, Ltd.	8,315,264	384,931
	COL Capital, Ltd.	2,625,840	339,402
	Computer & Technologies Holdings, Ltd.	104,000	23,029
*	Continental Holdings, Ltd.	2,928,250	38,806
	Cosmos Machinery Enterprises, Ltd.	1,410,400	75,117
*	CP Lotus Corp., Ltd.	11,420,000	219,551
	Cross-Harbour Holdings, Ltd. (The)	659,520	529,644
	CSI Properties, Ltd.	10,476,383	440,142
*	CST Mining Group, Ltd.	71,688,000	1,066,525
*	Culture Landmark Investment, Ltd.	10,196,000	75,163
*	Culturecom Holdings, Ltd.	2,220,000	419,683
#	Dah Sing Banking Group, Ltd.	1,336,397	1,236,347
#	Dah Sing Financial Holdings, Ltd.	651,027	2,235,567
#*	Dan Form Holdings Co., Ltd.	3,668,260	508,223
*	Dejin Resources Group Co., Ltd.	2,627,500	27,089
	Dickson Concepts International, Ltd.	1,032,000	552,193
	Dingyi Group Investment, Ltd.	5,497,500	140,654
*	Dorsett Hospitality International, Ltd.	1,108,000	272,926
*	DVN Holdings, Ltd.	1,792,000	52,302
	Dynamic Holdings, Ltd.	112,000	20,028
	Eagle Nice International Holdings, Ltd.	1,078,000	220,474
	EcoGreen Fine Chemicals Group, Ltd.	1,112,000	177,693
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*	e-Kong Group, Ltd.	290,000	15,299
	Emperor Entertainment Hotel, Ltd.	3,140,000	616,661
	Emperor International Holdings, Ltd.	6,208,753	1,539,008
	Emperor Watch & Jewellery, Ltd.	23,650,000	2,508,896
*	ENM Holdings, Ltd.	15,112,000	1,238,031
*	Enviro Energy International Holdings, Ltd.	4,138,000	74,180
*	EPI Holdings, Ltd.	12,069,927	328,442
#*	Esprit Holdings, Ltd.	3,455,100	5,295,751
*	eSun Holdings, Ltd.	2,554,000	339,840
	EVA Precision Industrial Holdings, Ltd.	6,292,000	533,361
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood, Ltd.	402,600	795,663

	Far East Consortium International, Ltd.	4,612,271	$1,046,237
*	Far East Technology International, Ltd.	179,520	9,608
*	First Natural Foods Holdings, Ltd.	29,562	2,554
#*	Fook Woo Group Holdings, Ltd.	952,000	166,973
	Fountain SET Holdings, Ltd.	4,622,000	427,215
	Four Seas Mercantile Holdings, Ltd.	592,000	166,343
*	Frasers Property China, Ltd.	17,131,000	959,412
	Get Nice Holdings, Ltd.	19,044,000	770,842
#	Giordano International, Ltd.	7,246,000	6,075,897
*	Global Tech Holdings, Ltd.	4,598,000	16,554
#	Glorious Sun Enterprises, Ltd.	2,682,000	773,866
	Gold Peak Industries Holding, Ltd.	3,118,642	287,080
	Golden Resources Development International, Ltd.	3,330,500	155,954
*	Goldin Financial Holdings, Ltd.	480,000	57,315
*	Goldin Properties Holdings, Ltd.	3,044,000	1,765,453
*	Good Fellow Resources Holdings, Ltd.	1,320,000	39,850
*	Grande Holdings, Ltd.	882,000	46,636
	Great Eagle Holdings, Ltd.	70,160	212,571
*	Greenheart Group, Ltd.	960,000	60,179
*	G-Resources Group, Ltd.	80,703,000	3,469,518
*	Group Sense International, Ltd.	2,378,000	50,270
	Guangnan Holdings, Ltd.	2,249,600	254,424
*	Guotai Junan International Holdings, Ltd.	972,000	254,973
	Haitong International Securities Group, Ltd.	1,367,586	453,864
*	Hang Fung Gold Technology, Ltd.	1,972,482	—
*	Hans Energy Co., Ltd.	5,276,000	66,854
#	Harbour Centre Development, Ltd.	957,500	1,380,389
	High Fashion International, Ltd.	268,000	89,078
	HKR International, Ltd.	5,895,136	2,548,372
	Hon Kwok Land Investment Co., Ltd.	314,800	119,870
	Hong Kong & Shanghai Hotels, Ltd.	118,000	139,475
	Hong Kong Aircraft Engineering Co., Ltd.	3,200	42,530
	Hong Kong Ferry Holdings, Ltd.	809,300	770,287
	Hongkong Chinese, Ltd.	4,856,000	838,196
*	Hop Fung Group Holdings, Ltd.	670,000	19,552
	Hsin Chong Construction Group, Ltd.	1,569,658	235,696
*	Huafeng Group Holdings, Ltd.	5,113,325	145,103
	Hung Hing Printing Group, Ltd.	1,298,000	205,995
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	2,010,000	886,978
*	Hybrid Kinetic Group, Ltd.	14,884,000	201,919
*	HyComm Wireless, Ltd.	89,090	18,719
*	IDT International, Ltd.	4,974,183	60,670
*	Imagi International Holdings, Ltd.	25,888,000	345,513
	IPE Group, Ltd.	2,060,000	157,204
#*	IRC, Ltd,	2,902,000	186,122
#	IT, Ltd.	2,814,532	1,188,629
	ITC Corp., Ltd.	659,645	39,964
	ITC Properties Group, Ltd.	3,645,747	1,152,537
*	Jinhui Holdings, Ltd.	207,000	36,721
	Jiuzhou Development Co., Ltd.	2,558,000	256,512
*	JLF Investment Co., Ltd.	3,293,500	148,102
	Johnson Electric Holdings, Ltd.	892,000	582,305
	Joyce Boutique Holdings, Ltd.	1,530,000	113,810
	Junefield Department Store Group, Ltd.	46,000	2,554
#	K Wah International Holdings, Ltd.	6,263,967	2,967,855
	Kam Hing International Holdings, Ltd.	1,974,000	157,008
	Kantone Holdings, Ltd.	9,835,145	79,451
*	Karl Thomson Holdings, Ltd.	834,000	118,538
	Karrie International Holdings, Ltd.	1,951,200	51,511
	Keck Seng Investments (Hong Kong), Ltd.	904,600	388,545
	Kin Yat Holdings, Ltd.	586,000	74,334

*	King Pacific International Holdings, Ltd.	1,404,200	$22,093
*	King Stone Energy Group, Ltd.	3,637,000	242,782
	Kingmaker Footwear Holdings, Ltd.	1,484,955	212,677
	Kingston Financial Group, Ltd.	12,959,000	999,562
*	Ko Yo Chemical Group, Ltd.	16,260,000	269,885
	Kowloon Development Co., Ltd.	1,684,000	1,931,496
*	Kwoon Chung Bus Holdings, Ltd.	530,000	105,576
*	Lai Sun Development Co., Ltd.	65,128,466	1,492,249
*	Lai Sun Garment International, Ltd.	2,770,000	327,900
	Lam Soon Hong Kong, Ltd.	302,310	137,314
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,979
#	Lee & Man Chemical Co., Ltd.	1,420,000	657,257
	Lee’s Pharmaceutical Holdings, Ltd.	65,000	41,770
	Lerado Group Holdings Co., Ltd.	1,900,000	178,691
	Lippo China Resources, Ltd.	8,092,000	218,747
	Lippo, Ltd.	1,195,700	522,400
*	Lisi Group Holdings, Ltd.	4,262,000	123,867
#	Liu Chong Hing Investment, Ltd.	775,200	752,822
	Luen Thai Holdings, Ltd.	1,345,000	172,957
#	Luk Fook Holdings International, Ltd.	1,746,000	5,753,474
	Luks Group (Vietnam Holdings) Co., Ltd.	428,913	93,881
*	Lung Cheong International Holdings, Ltd.	6,790,000	176,243
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	525,431
*	Madex International Holdings, Ltd.	3,182,000	54,435
	Magnificent Estates, Ltd.	13,184,000	602,246
	Mainland Headwear Holdings, Ltd.	705,600	94,897
#*	Man Wah Holdings, Ltd.	600,400	326,485
	Man Yue Technology Holdings, Ltd.	1,064,000	184,848
	Matrix Holdings, Ltd.	1,067,414	234,434
*	Mei Ah Entertainment Group, Ltd.	11,040,000	186,318
	Melbourne Enterprises, Ltd.	40,500	709,469
	Melco International Development, Ltd.	4,549,000	4,037,760
	Midland Holdings, Ltd.	3,646,000	2,159,288
	Ming Fai International Holdings, Ltd.	1,680,000	142,276
*	Ming Fung Jewellery Group, Ltd.	9,260,000	427,096
#	Miramar Hotel & Investment Co., Ltd.	791,000	943,687
	Modern Beauty Salon Holdings, Ltd.	160,000	17,457
*	Mongolia Energy Corp., Ltd.	10,603,000	436,011
#*	Mongolian Mining Corp.	4,351,500	1,981,159
*	Nan Nan Resources Enterprise, Ltd.	258,000	25,508
	Nanyang Holdings, Ltd.	137,500	479,899
	National Electronics Holdings, Ltd.	2,434,000	324,860
	Natural Beauty Bio-Technology, Ltd.	4,470,000	519,746
#*	Neo-Neon Holdings, Ltd.	3,033,000	681,399
*	Neptune Group, Ltd.	80,000	1,742
*	Net2Gather China Holdings, Ltd.	3,495,720	35,873
	New Century Group Hong Kong, Ltd.	13,351,464	260,168
*	New Focus Auto Tech Holdings, Ltd.	104,000	14,715
*	New Smart Energy Group, Ltd.	23,975,000	182,856
#*	New Times Energy Corp., Ltd.	1,297,600	158,436
	NewOcean Green Energy Holdings, Ltd.	4,380,000	1,275,032
*	Next Media, Ltd.	3,931,183	384,761
*	Norstar Founders Group, Ltd.	3,256,000	—
*	North Asia Resources Holdings, Ltd.	1,633,600	58,990
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	6,229,706	312,274
*	Orient Power Holdings, Ltd.	804,000	19,493
#	Oriental Watch Holdings, Ltd.	2,588,800	855,524
	Pacific Andes International Holdings, Ltd.	10,051,378	501,955
#	Pacific Basin Shipping, Ltd.	9,730,000	4,427,194
	Pacific Textile Holdings, Ltd.	1,973,000	1,269,246
	Paliburg Holdings, Ltd.	3,152,830	1,020,756

*	Pan Asia Environmental Protection Group, Ltd.	1,218,432	$77,143
#*	Peace Mark Holdings, Ltd.	2,738,022	—
*	Pearl Oriental Oil, Ltd.	12,756,800	1,131,634
	Pegasus International Holdings, Ltd.	226,000	32,611
	Pico Far East Holdings, Ltd.	4,122,000	976,944
	Playmates Holdings, Ltd.	68,000	39,150
*	PME Group, Ltd.	6,020,000	142,982
*	PNG Resources Holdings, Ltd.	17,018,362	226,350
	Pokfulam Development Co., Ltd.	234,000	392,694
	Polytec Asset Holdings, Ltd.	10,763,526	1,036,220
	Public Financial Holdings, Ltd.	3,194,000	1,428,751
	PYI Corp., Ltd.	12,919,134	292,649
*	Pyxis Group, Ltd.	1,936,000	42,445
	Raymond Industrial, Ltd.	1,383,400	145,892
	Regal Hotels International Holdings, Ltd.	2,509,800	1,078,766
	Richfield Group Holdings, Ltd.	5,360,000	275,038
#*	Rising Development Holdings, Ltd.	2,278,000	108,365
	Rivera Holdings, Ltd.	5,710,000	163,229
	S.A.S. Dragon Holdings, Ltd.	1,212,000	256,902
	SA SA International Holdings, Ltd.	2,456,000	1,668,305
	Safety Godown Co., Ltd.	398,000	533,328
	Samson Paper Holdings, Ltd.	1,086,000	45,922
*	San Miguel Brewery Hong Kong, Ltd.	408,800	58,154
*	Sandmartin International Holdings, Ltd.	84,000	7,045
*	Sanyuan Group, Ltd.	415,000	8,028
	SEA Holdings, Ltd.	1,140,000	803,396
*	SEEC Media Group, Ltd.	136,000	3,867
*	Sheng Yuan Holdings, Ltd.	210,000	11,110
#	Shenyin Wanguo, Ltd.	1,412,500	366,827
	Shenzhen High-Tech Holdings, Ltd.	812,000	61,195
*	Shougang Concord Grand Group, Ltd.	1,293,000	44,785
*	Shougang Concord Technology Holdings, Ltd.	4,201,809	182,137
*	Shun Ho Resources Holdings, Ltd.	483,000	75,239
*	Shun Ho Technology Holdings, Ltd.	1,037,452	155,665
	Shun Tak Holdings, Ltd.	8,089,419	3,111,426
*	Sing Pao Media Enterprises, Ltd.	250,511	485
	Sing Tao News Corp., Ltd.	1,974,000	261,325
	Singamas Container Holdings, Ltd.	7,906,000	1,925,142
*	Sinocan Holdings, Ltd.	350,000	1,760
*	Sinocop Resources Holdings, Ltd.	3,980,000	297,284
*	Sino-Tech International Holdings, Ltd.	29,380,000	265,229
	SIS International Holdings, Ltd.	34,000	11,510
*	Skyfame Realty Holdings, Ltd.	2,659,625	249,432
#	SmarTone Telecommunications Holdings, Ltd.	628,500	1,247,852
#	SOCAM Development, Ltd.	1,016,771	959,937
*	Solomon Systech International, Ltd.	6,312,000	170,531
	Soundwill Holdings, Ltd.	48,000	84,765
*	South China (China), Ltd.	6,744,000	476,848
*	South China Financial Holdings, Ltd.	3,972,000	26,045
*	South China Land, Ltd.	20,095,170	264,171
	Southeast Asia Properties & Finance, Ltd.	131,891	36,058
#	Stella International Holdings, Ltd.	159,500	390,456
	Stelux Holdings International, Ltd.	1,175,400	226,358
*	Styland Holdings, Ltd.	137,438	2,308
*	Success Universe Group, Ltd.	5,552,000	137,256
	Sun Hing Vision Group Holdings, Ltd.	358,000	119,817
#	Sun Hung Kai & Co., Ltd.	1,679,296	865,627
*	Sun Innovation Holdings, Ltd.	11,325,655	110,486
	Sunwah Kingsway Capital Holdings, Ltd.	1,918,000	30,938
*	Sunway International Holdings, Ltd.	850,000	20,523
*	Superb Summit International Timber Co., Ltd.	12,656,600	364,764

#*	Sustainable Forest Holdings, Ltd.	13,677,750	$280,468
	Synergis Holdings, Ltd.	114,033	10,681
	Tai Cheung Holdings, Ltd.	1,946,000	1,430,619
	Tai Sang Land Development, Ltd.	576,984	256,310
*	Talent Property Group, Ltd.	5,106,420	123,629
#	Tan Chong International, Ltd.	1,212,000	318,633
#	Tao Heung Holdings, Ltd.	109,000	59,070
#*	Taung Gold International, Ltd.	14,590,000	299,174
	Techtronic Industries Co., Ltd.	200,500	363,801
	Termbray Industries International (Holdings), Ltd.	2,304,900	246,389
	Tern Properties Co., Ltd.	51,200	19,598
	Texwinca Holdings, Ltd.	972,000	623,114
*	Theme International Holdings, Ltd.	3,570,000	64,052
	Tian Teck Land, Ltd.	1,054,000	945,026
#*	Titan Petrochemicals Group, Ltd.	13,140,000	42,365
*	Tom Group, Ltd.	3,806,000	513,717
	Tongda Group Holdings, Ltd.	10,820,000	409,776
	Top Form International, Ltd.	22,000	822
*	Topsearch International Holdings, Ltd.	2,420,000	63,401
*	Town Health International Investments, Ltd.	1,175,165	66,580
	Tradelink Electronic Commerce, Ltd.	1,130,000	175,626
#	Transport International Holdings, Ltd.	952,141	1,886,797
*	Trinity, Ltd.	3,034,000	2,020,968
	Tristate Holdings, Ltd.	188,000	91,056
*	TSC Group Holdings, Ltd.	1,928,000	262,507
#	Tse Sui Luen Jewellery International, Ltd.	300,000	188,535
	Tungtex Holdings Co., Ltd.	642,000	66,444
	Tysan Holdings, Ltd.	1,040,773	200,910
#	United Laboratories International Holdings, Ltd. (The)	3,210,000	1,531,619
	Universal Technologies Holdings, Ltd.	6,360,000	376,918
*	Up Energy Development Group, Ltd.	674,000	70,184
*	U-Right International Holdings, Ltd.	4,746,000	8,569
*	Value Convergence Holdings, Ltd.	1,216,000	167,045
#	Value Partners Group, Ltd.	3,286,000	1,597,255
	Van Shung Chong Holdings, Ltd.	1,601,335	96,819
	Varitronix International, Ltd.	1,097,293	369,339
	Vedan International Holdings, Ltd.	3,272,000	207,074
	Veeko International Holdings, Ltd.	2,067,116	49,467
	Victory City International Holdings, Ltd.	3,582,142	359,346
*	Vision Values Holdings, Ltd.	281,400	7,230
#	Vitasoy International Holdings, Ltd.	3,739,000	3,243,051
*	Vongroup, Ltd.	5,080,000	23,503
	VST Holdings, Ltd.	2,900,000	527,530
	Wah Ha Realty Co., Ltd.	20,600	14,215
	Wai Kee Holdings, Ltd.	7,946,738	1,450,860
	Wang On Group, Ltd.	12,331,286	147,569
*	Warderly International Holdings, Ltd.	520,000	32,190
	Water Oasis Group, Ltd.	1,632,000	205,364
	Win Hanverky Holdings, Ltd.	1,712,000	149,078
*	Winfoong International, Ltd.	561,000	4,710
	Wing On Co. International, Ltd.	781,000	1,953,959
	Wing Tai Properties, Ltd.	1,957,331	1,293,244
*	Wo Kee Hong Holdings, Ltd.	937,500	31,181
	Wong’s International (Holdings), Ltd.	737,641	186,423
	Wong’s Kong King International Holdings, Ltd.	120,000	11,131
	Xingye Copper International Group, Ltd.	1,615,000	173,955
#	Xinyi Glass Holdings, Ltd.	5,968,000	2,759,208
	Y. T. Realty Group, Ltd.	749,000	203,058
	Yangtzekiang Garment, Ltd.	606,500	223,576
	Yau Lee Holdings, Ltd.	534,000	83,965
	Yeebo (International Holdings), Ltd.	572,000	84,740

#	YGM Trading, Ltd.	413,000	$920,803
*	Yugang International, Ltd.	93,492,000	600,850
TOTAL HONG KONG			186,265,432

NEW ZEALAND — (6.2%)
	Abano Healthcare Group, Ltd.	27,773	128,951
	Air New Zealand, Ltd.	2,261,316	2,173,618
	Auckland International Airport, Ltd.	1,137,263	2,467,547
	Cavalier Corp., Ltd.	283,674	470,026
	CDL Investments New Zealand, Ltd.	395,965	137,865
#*	Chorus, Ltd.	210,655	565,968
	Colonial Motor Co., Ltd.	148,846	459,290
	Ebos Group, Ltd.	203,702	1,381,461
*	Fisher & Paykel Appliances Holdings, Ltd.	3,131,412	3,100,120
	Fisher & Paykel Healthcare Corp., Ltd.	3,117,358	5,942,121
#	Freightways, Ltd.	793,614	2,752,704
	Hallenstein Glasson Holdings, Ltd.	243,961	946,182
*	Heartland New Zealand, Ltd.	173,369	93,159
	Hellaby Holdings, Ltd.	353,056	988,568
	Infratil, Ltd.	2,300,700	4,125,226
*	Kathmandu Holdings, Ltd.	15,000	21,706
	Mainfreight, Ltd.	439,219	3,691,360
	Methven, Ltd.	70,490	77,675
	Michael Hill International, Ltd.	1,534,152	1,486,117
	Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	563,357
	New Zealand Oil & Gas, Ltd.	2,036,646	1,400,320
#	New Zealand Refining Co., Ltd.	591,259	1,335,619
	Northland Port Corp. (New Zealand), Ltd.	192,300	318,469
#	Nuplex Industries, Ltd.	1,013,819	2,416,182
	NZX, Ltd.	872,811	817,048
#*	Opus International Consultants, Ltd.	10,757	17,850
*	Pike River Coal, Ltd.	490,805	—
	Port of Tauranga, Ltd.	528,322	5,553,670
#*	Pumpkin Patch, Ltd.	606,913	584,028
*	Pyne Gould Guinness, Ltd.	554,775	160,924
*	Rakon, Ltd.	346,364	131,797
#	Restaurant Brands New Zealand, Ltd.	413,600	777,937
*	Richina Pacific, Ltd.	274,180	81,807
*	Rubicon, Ltd.	1,485,105	367,868
	Ryman Healthcare, Ltd.	1,685,604	5,726,868
	Sanford, Ltd.	393,618	1,384,512
	Scott Technology, Ltd.	36,510	62,328
*	Seafresh Fisheries, Ltd.	80,520	1,869
	Skellerup Holdings, Ltd.	352,954	490,462
	Sky Network Television, Ltd.	1,006,593	4,246,247
	SKYCITY Entertainment Group, Ltd.	3,227,185	10,098,345
	South Port New Zealand, Ltd.	27,744	74,901
	Steel & Tube Holdings, Ltd.	389,046	744,576
	Tourism Holdings, Ltd.	274,867	161,517
	Tower, Ltd.	967,919	1,450,209
#	TrustPower, Ltd.	55,290	366,373
	Vector, Ltd.	986,035	2,327,382
	Warehouse Group, Ltd.	588,314	1,431,556
*	Xero, Ltd.	33,505	144,265
TOTAL NEW ZEALAND			74,247,950

SINGAPORE — (12.6%)
#*	Abterra, Ltd.	531,800	317,026
	Amtek Engineering, Ltd.	853,000	419,369
	Armstrong Industrial Corp., Ltd.	1,264,000	298,246
#*	Asiasons Capital, Ltd.	1,048,000	568,035

*	Asiatravel.com Holdings, Ltd.	17,879	$4,430
#	ASL Marine Holdings, Ltd.	721,600	390,688
#*	AusGroup, Ltd.	2,951,000	1,205,639
#	Baker Technology, Ltd.	1,272,000	345,692
*	Banyan Tree Holdings, Ltd.	960,000	476,031
	Beng Kuang Marine, Ltd.	922,000	89,540
#	BH Global Marine, Ltd.	621,000	94,147
#*	Biosensors International Group, Ltd.	4,355,237	4,317,080
	Bonvests Holdings, Ltd.	978,000	819,690
	Boustead Singapore, Ltd.	1,141,000	895,929
	Breadtalk Group, Ltd.	614,800	287,880
#	Broadway Industrial Group, Ltd.	1,066,000	316,662
#	Bukit Sembawang Estates, Ltd.	477,003	2,047,334
*	Bund Center Investment, Ltd.	1,100,000	166,568
#	Cerebos Pacific, Ltd.	545,000	2,915,552
	CH Offshore, Ltd.	1,539,400	621,158
	China Aviation Oil Singapore Corp., Ltd.	1,050,000	857,015
*	China Dairy Group, Ltd.	900,000	76,171
*	China Energy, Ltd.	1,068,000	48,729
	China Merchants Holdings Pacific, Ltd.	813,000	489,088
#	Chip Eng Seng Corp., Ltd.	2,373,800	934,267
	Chosen Holdings, Ltd.	903,000	87,283
	Chuan Hup Holdings, Ltd.	3,967,000	824,126
#*	Cosco Corp Singapore, Ltd.	3,962,000	3,099,276
	Creative Technology, Ltd.	272,200	730,190
	CSC Holdings, Ltd.	1,829,000	186,157
	CSE Global, Ltd.	2,319,000	1,640,495
	CWT, Ltd.	1,072,700	1,115,342
	Datapulse Technology, Ltd.	27,000	4,834
#*	Delong Holdings, Ltd.	1,361,000	336,366
	DMX Technologies Group, Ltd.	1,069,000	190,671
#*	Dyna-Mac Holdings, Ltd.	1,084,000	484,161
	Ellipsiz, Ltd.	123,000	9,191
	EnGro Corp, Ltd.	354,000	261,379
	Enviro-Hub Holdings, Ltd.	1,445,666	116,124
	Etika International Holdings, Ltd.	179,000	29,809
	Eu Yan Sang International, Ltd.	606,800	319,123
*	euNetworks Group, Ltd.	411,000	4,695
#	Ezion Holdings, Ltd.	3,014,000	3,289,404
#*	Ezra Holdings, Ltd.	3,489,000	3,453,415
#	F.J. Benjamin Holdings, Ltd.	1,286,000	370,779
*	Falcon Energy Group, Ltd.	1,007,000	220,010
	Food Empire Holdings, Ltd.	1,094,400	381,831
#	Fragrance Group, Ltd.	5,816,000	1,345,697
	Freight Links Express Holdings, Ltd.	5,660,737	313,014
*	Fu Yu Corp., Ltd.	611,500	31,903
*	Gallant Venture, Ltd.	3,415,000	842,995
	GK Goh Holdings, Ltd.	1,458,000	872,319
	Global Yellow Pages, Ltd.	299,000	23,022
#	GMG Global, Ltd.	15,662,000	1,729,881
	Goodpack, Ltd.	1,199,000	1,808,541
	GP Batteries International, Ltd.	343,000	271,334
	GP Industries, Ltd.	2,776,209	874,979
*	Grand Banks Yachts, Ltd.	166,000	48,861
	GuocoLand, Ltd.	447,314	730,591
#	GuocoLeisure, Ltd.	2,406,000	1,193,550
	Guthrie GTS, Ltd.	833,000	426,335
	Hanwell Holdings, Ltd.	1,823,419	393,109
*	Healthway Medical Corp., Ltd.	5,065,776	342,378
	Hersing Corp., Ltd.	928,000	179,730
	HG Metal Manufacturing, Ltd.	426,000	28,440

	Hiap Seng Engineering, Ltd.	612,000	$157,130
	Hi-P International, Ltd.	1,279,000	1,075,364
	Ho Bee Investment, Ltd.	1,196,000	1,485,022
*	Hong Fok Corp., Ltd.	3,323,640	1,431,732
*	Hong Fok Land, Ltd.	1,210,000	1,560
	Hong Leong Asia, Ltd.	588,000	820,423
	Hotel Grand Central, Ltd.	1,266,047	926,469
#	Hotel Properties, Ltd.	1,346,400	3,028,834
	Hour Glass, Ltd.	622,744	739,958
	HTL International Holdings, Ltd.	1,063,843	284,704
*	Huan Hsin Holdings, Ltd.	770,400	33,208
	HupSteel, Ltd.	1,572,875	246,053
	Hwa Hong Corp., Ltd.	2,186,000	659,646
#	Hyflux, Ltd.	3,141,500	3,584,952
	IFS Capital, Ltd.	317,080	98,625
#*	Indofood Agri Resources, Ltd.	2,350,000	2,600,370
*	Informatics Education, Ltd.	2,722,000	198,458
*	Inno-Pacific Holdings, Ltd.	1,579,000	75,942
	InnoTek, Ltd.	950,000	259,196
#	IPC Corp., Ltd.	4,067,000	482,590
	Isetan (Singapore), Ltd.	122,500	462,129
*	Jaya Holdings, Ltd.	1,468,000	698,826
*	JES International Holdings, Ltd.	1,938,000	237,302
*	Jiutian Chemical Group, Ltd.	2,337,000	94,784
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—
	K1 Ventures, Ltd.	3,382,500	360,448
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,472,204
	K-Green Trust, Ltd.	428,000	357,642
	Kian Ann Engineering, Ltd.	1,276,000	378,185
	Koh Brothers Group, Ltd.	1,312,000	261,809
	Lafe Corp., Ltd.	1,234,800	77,477
	LC Development, Ltd.	2,978,504	385,505
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,028,516
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	244,700
*	Lian Beng Group, Ltd.	768,000	271,217
	Lion Asiapac, Ltd.	142,000	20,867
#*	LionGold Corp., Ltd.	2,882,000	2,734,822
*	Low Keng Huat Singapore, Ltd.	185,000	72,116
	Lum Chang Holdings, Ltd.	1,042,030	279,893
	M1, Ltd.	854,000	1,912,984
*	Manhattan Resources, Ltd.	957,000	457,840
	Marco Polo Marine, Ltd.	608,000	177,963
	Memstar Technology, Ltd.	2,884,000	147,333
	Memtech International, Ltd.	1,322,000	78,438
#	Mercator Lines Singapore, Ltd.	555,000	53,020
	Metro Holdings, Ltd.	2,085,792	1,384,377
*	Mewah International, Inc.	363,000	132,308
#	Midas Holdings, Ltd.	5,800,000	1,972,173
*	Mirach Energy, Ltd.	460,000	22,499
	Nam Cheong, Ltd.	871,740	152,428
	Nera Telecommunications, Ltd.	1,079,000	412,623
	New Toyo International Holdings, Ltd.	1,624,000	389,367
	NSL, Ltd.	422,000	477,026
#*	Oceanus Group, Ltd.	8,780,000	362,145
#	OKP Holdings, Ltd.	207,000	90,805
#	Orchard Parade Holdings, Ltd.	990,359	1,898,981
	OSIM International, Ltd.	1,465,000	1,663,591
*	Ossia International, Ltd.	398,554	39,138
#*	Otto Marine, Ltd.	4,977,500	360,057
#	Overseas Union Enterprise, Ltd.	1,007,000	2,325,507
	Pan Pacific Hotels Group, Ltd.	1,669,500	3,110,459

	Pan-United Corp., Ltd.	2,006,000	$1,084,760
*	Penguin International, Ltd.	400,000	25,037
#	Petra Foods, Ltd.	888,000	1,769,998
	Popular Holdings, Ltd.	2,763,650	574,422
	QAF, Ltd.	1,040,151	625,196
	Qian Hu Corp., Ltd.	481,600	37,043
#	Raffles Education Corp., Ltd.	2,635,593	781,092
#	Raffles Medical Group, Ltd.	1,036,223	2,051,508
	Rotary Engineering, Ltd.	1,167,600	412,603
	Roxy-Pacific Holdings, Ltd.	438,000	178,018
*	S i2i, Ltd.	14,461,000	329,216
#	Sakari Resources, Ltd.	3,270,000	4,946,961
	San Teh, Ltd.	999,087	243,769
*	Sapphire Corp., Ltd.	704,000	68,528
	SBS Transit, Ltd.	953,500	1,144,561
	SC Global Developments, Ltd.	457,000	437,964
	See Hup Seng, Ltd.	64,000	10,653
*	Seroja Investments, Ltd.	17,767	2,652
*	Sheng Siong Group, Ltd.	267,000	100,912
	Sim Lian Group, Ltd.	2,281,855	1,538,926
	Sinarmas Land, Ltd.	4,095,000	995,449
*	Sing Holdings, Ltd.	356,000	120,191
	Sing Investments & Finance, Ltd.	198,450	243,842
#	Singapore Land, Ltd.	60,000	345,439
	Singapore Post, Ltd.	5,810,120	5,180,400
	Singapore Reinsurance Corp., Ltd.	1,514,530	292,383
	Singapore Shipping Corp., Ltd.	1,689,000	255,738
	Singapura Finance, Ltd.	174,062	225,307
*	Sinostar PEC Holdings, Ltd.	160,000	16,284
*	Sinotel Technologies, Ltd.	269,000	23,019
#	Sound Global, Ltd.	1,432,000	620,949
	Stamford Land Corp., Ltd.	2,938,000	1,386,097
	Straco Corp., Ltd.	130,000	26,910
	STX OSV Holdings, Ltd.	3,176,000	4,183,953
	Sunningdale Tech, Ltd.	2,116,000	239,710
#*	Sunvic Chemical Holdings, Ltd.	1,088,000	308,965
#	Super Group, Ltd.	1,064,000	1,897,343
#*	Swiber Holdings, Ltd.	2,521,000	1,350,552
#	Tat Hong Holdings, Ltd.	1,241,800	1,345,878
#	Technics Oil & Gas, Ltd.	911,000	740,500
	Thakral Corp., Ltd.	6,028,000	146,280
#*	Tiger Airways Holdings, Ltd.	2,387,500	1,461,705
	Tiong Woon Corp. Holding, Ltd.	1,328,250	318,540
*	Transcu Group, Ltd.	4,936,000	201,108
	Trek 2000 International, Ltd.	904,000	184,738
#	Tuan Sing Holdings, Ltd.	3,747,475	926,722
	UMS Holdings, Ltd.	1,178,000	415,851
	United Engineers, Ltd.	921,014	1,865,013
#	United Envirotech, Ltd.	1,321,000	364,264
	United Industrial Corp., Ltd.	196,000	459,425
	United Overseas Insurance, Ltd.	187,250	544,751
	UOB-Kay Hian Holdings, Ltd.	1,550,400	2,070,236
	Venture Corp., Ltd.	717,000	4,693,277
	Vicom, Ltd.	120,000	478,393
#	WBL Corp., Ltd.	614,000	1,858,190
	Wee Hur Holdings, Ltd.	1,120,000	263,981
	Wheelock Properties, Ltd.	1,210,000	1,832,111
#	Wing Tai Holdings, Ltd.	1,824,567	2,533,780
	Xpress Holdings, Ltd.	3,079,000	87,856
	YHI International, Ltd.	1,174,000	286,920
	Yoma Strategic Holdings, Ltd.	2,000	802

Yongnam Holdings, Ltd.	4,260,000	$849,427
TOTAL SINGAPORE		150,869,144
TOTAL COMMON STOCKS		972,739,222
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* Centrebet International, Ltd. Litigation Rights	81,336	—
* Straits Resources, Ltd. Rights 10/04/12	1,422,282	1,475
* Webster, Ltd. Rights 10/03/12	36,184	3,941
TOTAL AUSTRALIA		5,416

SINGAPORE — (0.0%)
* Raffles Education Corp., Ltd. Rights 11/30/12	527,119	96,644
* Transcu Group, Ltd. Warrants 09/01/13	1,018,000	16,591
TOTAL SINGAPORE		113,235
TOTAL RIGHTS/WARRANTS		118,651

	Shares/
	Face
	Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (18.8%)
§@ DFA Short Term Investment Fund	225,000,000	225,000,000
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 10/01/12
(Collateralized by U.S. Treasury Note 0.500%, 07/31/17, valued at $736,557)
to be repurchased at $722,129	$722	722,114

TOTAL SECURITIES LENDING COLLATERAL		225,722,114

TOTAL INVESTMENTS — (100.0%)
(Cost $1,178,126,917)^^		$1,198,579,987

Summary of the Series’ investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$561,356,696	—	$561,356,696
Hong Kong	—	186,265,432	—	186,265,432
New Zealand	—	74,247,950	—	74,247,950
Singapore	—	150,869,144	—	150,869,144
Rights/Warrants
Australia	—	5,416	—	5,416
Singapore	—	113,235	—	113,235
Securities Lending Collateral	—	225,722,114	—	225,722,114
TOTAL	—	$1,198,579,987	—	$1,198,579,987

See accompanying Notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (87.9%)
AUSTRIA — (2.2%)
	Agrana Beteiligungs AG	17,322	$1,978,441
*	AMAG Austria Metall AG	10,626	290,695
*	A-TEC Industries AG	21,828	—
	Atrium European Real Estate, Ltd.	609,437	3,182,433
	Austria Email AG	715	6,337
	Austria Technologie & Systemtechnik AG	42,211	453,665
	BKS Bank AG	3,120	69,365
#	BWT AG	39,087	801,168
#	CA Immobilien Anlagen AG	163,483	1,800,317
	DO & CO AG	2,924	124,179
*	EAG-Beteiligungs AG	1,650	425
#	EVN AG	147,842	2,060,672
	Flughafen Wien AG	45,527	2,110,550
	Frauenthal Holding AG	12,084	147,650
#*	Intercell AG	254,689	599,657
	Josef Manner & Co. AG	870	55,911
	Kapsch TrafficCom AG	20,393	1,303,627
#	Lenzing AG	50,402	4,311,828
	Mayr-Melnhof Karton AG	39,013	3,651,288
#	Oberbank AG	37,973	2,335,012
#	Oesterreichischen Post AG	147,545	5,282,948
#	Palfinger AG	55,352	1,179,373
#*	Polytec Holding AG	79,815	532,917
#	RHI AG	112,207	2,984,677
	Rosenbauer International AG	13,833	704,370
#	S IMMO AG	222,269	1,361,562
*	S&T System Integration & Technology Distribution AG	6,318	20,219
	Schoeller-Bleckmann Oilfield Equipment AG	51,365	5,337,229
	Semperit Holding AG	46,557	1,819,246
	Strabag SE	102,680	2,488,555
	UBM Realitaetenentwicklung AG	2,880	47,020
#*	Uniqa Versicherungen AG	248,568	2,889,896
*	Warimpex Finanz und Beteiligungs AG	10	10
#	Wienerberger AG	496,488	3,850,985
	Wolford AG	11,252	393,555
#	Zumtobel AG	128,443	1,388,561
TOTAL AUSTRIA			55,564,343

BELGIUM — (3.2%)
#*	Ablynx NV	88,257	524,179
	Ackermans & van Haaren NV	118,073	9,504,999
#*	Agfa-Gevaert NV	769,380	1,285,612
	Arseus NV	94,203	1,745,380
	Atenor Group NV	4,391	179,847
	Banque Nationale de Belgique	955	2,944,419
	Barco NV	58,733	3,996,986
#	Bekaert NV	133,630	3,850,681
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	232,289
	Compagnie d’Entreprises SA	41,428	2,099,443
*	Compagnie du Bois Sauvage SA	87	7
	Compagnie Immobiliere de Belgique SA	10,604	357,693
	Compagnie Maritime Belge SA	66,098	1,169,069
*	Deceuninck NV	293,106	467,637
#*	Devgen NV	73,663	1,503,235
	D’Ieteren SA	129,060	6,306,689
	Duvel Moorgat SA	8,799	972,627
	Econocom Group	265,744	1,602,852
#	Elia System Operator SA	131,072	5,364,390

#*	Euronav SA	88,337	$565,317
	EVS Broadcast Equipment SA	56,205	3,105,674
	Exmar NV	132,340	1,005,088
	Floridienne SA	2,033	285,120
*	Galapagos NV	99,665	2,091,456
	Gimv NV	13,215	627,699
	Hamon SA	4,148	63,473
	Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	353,998
*	Ion Beam Applications SA	79,751	551,551
	Jensen-Group NV	12,030	162,353
	Kinepolis Group NV	19,582	1,941,493
	Lotus Bakeries NV	1,361	933,911
	Melexis NV	93,665	1,582,689
	Mobistar SA	84,370	2,661,492
#	Nyrstar NV	599,376	3,775,844
#*	Picanol NV	16,819	378,161
*	RealDolmen NV (5529094)	120	20
*	RealDolmen NV (B3M0622)	7,512	159,010
	Recticel SA	87,697	579,861
	Resilux SA	4,095	265,496
	Rosier SA	655	201,201
	Roularta Media Group NV	8,707	149,804
*	SAPEC SA	3,419	175,391
	Sioen Industries NV	52,140	391,731
	Sipef NV	29,621	2,448,394
*	Softimat SA	22,965	112,034
	Telenet Group Holding NV	606	27,092
	Ter Beke NV	2,260	141,271
	Tessenderlo Chemie NV	122,318	3,428,756
#*	ThromboGenics NV	152,765	6,132,142
	Van de Velde NV	33,273	1,515,666
	VPK Packaging Group SA	12,084	508,373
TOTAL BELGIUM			80,429,595

DENMARK — (3.4%)
	Alk-Abello A.S.	28,123	1,809,985
*	Alm. Brand A.S.	484,611	1,236,476
*	Amagerbanken A.S.	647,900	—
#	Ambu A.S. Series B	26,627	678,239
*	Arkil Holdings A.S. Series B	623	43,609
*	Auriga Industries A.S. Series B	96,829	1,526,770
#*	Bang & Olufsen Holdings A.S.	147,514	2,026,789
*	BankNordik A.S.	292	3,380
#*	Bavarian Nordic A.S.	96,869	827,413
#	BoConcept Holding A.S.	5,650	131,562
	Brodrene Hartmann A.S. Series B	11,730	232,339
*	Brondbyernes IF Fodbold A.S. Series B	12,924	40,742
	D/S Norden A.S.	110,869	2,947,737
#*	Dalhoff Larsen & Horneman A.S.	25,112	16,910
	DFDS A.S.	18,568	894,834
*	Djursland Bank A.S.	8,970	220,192
	East Asiatic Co., Ltd. A.S.	55,571	1,190,661
	F.E. Bording A.S.	576	59,845
	Fluegger A.S. Series B	4,198	236,119
*	Genmab A.S.	171,809	2,152,067
	GN Store Nord A.S.	803,034	12,341,128
*	GPV Industri A.S. Series B	2,200	11,376
*	Greentech Energy Systems A.S.	8,355	18,561
	Gronlandsbanken A.S.	768	54,530
*	H&H International A.S. Series B	18,111	93,658
	Harboes Bryggeri A.S.	12,252	183,595

*	Hojgaard Holding A.S. Series B	2,739	$36,765
#	IC Companys A.S.	35,278	626,761
*	Incentive A.S.	3,575	11,400
	Jeudan A.S.	4,620	358,470
*	Jyske Bank A.S.	218,370	6,463,350
	Lan & Spar Bank A.S.	5,150	243,279
*	Lastas A.S. Series B	10,244	25,603
*	Lollands Bank A.S.	224	4,258
*	Mols-Linien A.S.	23,811	70,868
*	NeuroSearch A.S.	43,896	31,672
#	NKT Holding A.S.	92,105	3,209,085
	Nordjyske Bank A.S.	17,600	241,205
	Norresundby Bank A.S.	7,350	202,018
#	North Media A.S.	36,665	128,747
*	Ostjydsk Bank A.S.	3,305	149,711
#*	Pandora A.S.	236,869	3,222,575
#*	Parken Sport & Entertainment A.S.	33,556	408,584
	Per Aarsleff A.S. Series B	7,213	491,655
	Ringkjoebing Landbobank A.S.	17,709	2,425,760
	Roblon A.S. Series B	540	74,685
	Rockwool International A.S. Series B	28,851	2,750,664
	Royal Unibrew A.S.	45,850	3,513,031
*	Salling Bank A.S.	384	15,148
	Schouw & Co. A.S.	74,017	1,661,475
	SimCorp A.S.	19,486	4,146,359
*	Skjern Bank A.S.	2,897	50,009
	Solar Holdings A.S. Series B	21,853	1,203,198
*	Spar Nord Bank A.S.	274,852	1,252,886
*	Sparbank A.S.	7,824	67,939
*	Sparekassen Faaborg A.S.	1,972	76,373
*	Sydbank A.S.	307,380	5,803,534
#	Tivoli A.S.	969	487,903
#*	TK Development A.S.	153,640	367,830
*	Topdanmark A.S.	53,386	10,432,343
#*	TopoTarget A.S.	332,263	134,158
*	Topsil Semiconductor Materials A.S.	194,350	12,813
*	Torm A.S.	123,250	59,267
*	United International Enterprises A.S.	6,796	1,146,362
#*	Vestas Wind Systems A.S.	588,304	4,173,483
*	Vestjysk Bank A.S.	29,541	69,593
*	Zealand Pharma A.S.	10,326	175,076
TOTAL DENMARK			85,004,412

FINLAND — (6.0%)
	Ahlstrom Oyj	29,300	498,968
	Aktia Oyj Series A	14,830	101,860
#	Alma Media Oyj	277,852	1,732,656
#	Amer Sports Oyj	495,357	6,457,072
	Aspo Oyj	83,192	621,516
	Atria P.L.C.	23,261	155,405
*	Bank of Aland P.L.C. Series B	22,078	220,470
	BasWare Oyj	34,550	998,454
#*	Biotie Therapies Corp. Oyj	896,230	471,755
#	Cargotec Oyj Series B	134,915	3,190,038
*	Citicon Oyj Issue 12 Shares	146,969	440,050
	Citycon Oyj	832,825	2,500,269
*	Componenta Oyj	34,813	115,729
	Comptel P.L.C.	337,600	173,746
#	Cramo Oyj	148,755	1,552,998
	Digia P.L.C.	48,912	174,306
	Efore Oyj	60,234	51,874

*	Elcoteq SE	3,041	$—
*	Elektrobit Corp. Oyj	16,849	14,344
	Elisa Oyj	432,751	9,792,913
	eQ P.L.C.	67,120	159,934
	Etteplan Oyj	57,499	211,296
*	Finnair Oyj	294,933	784,279
*	Finnlines Oyj	124,906	1,237,106
	Fiskars Oyj Abp	182,790	3,518,565
	F-Secure Oyj	463,536	1,026,183
*	GeoSentric Oyj	244,900	3,147
*	Glaston Oyj Abp	61,389	22,061
	HKScan Oyj Series A	101,202	467,455
	Huhtamaki Oyj	373,956	5,966,625
	Ilkka-Yhtyma Oyj	61,503	418,395
#	KCI Konecranes Oyj	245,559	7,143,156
#	Kemira Oyj	459,125	6,403,665
	Kesko Oyj Series B	244,412	6,927,727
	Laennen Tehtaat Oyj	18,920	334,164
	Lassila & Tikanoja Oyj	137,644	1,875,757
#	Lemminkainen Oyj	22,983	478,661
#*	Mesta Board Oyj	1,549,706	4,653,590
*	Neo Industrial Oyj	14,567	38,599
#	Neste Oil Oyj	477,554	6,274,233
	Okmetic Oyj	54,991	343,091
	Olvi Oyj Series A	62,708	1,465,121
#	Oriola-KD Oyj Series A	5,045	13,482
	Oriola-KD Oyj Series B	449,496	1,184,987
	Orion Oyj Series A	130,940	2,784,681
	Orion Oyj Series B	384,369	8,227,807
#*	Outokumpu Oyj	3,488,317	3,733,840
	Outotec Oyj	163,942	7,806,893
	PKC Group Oyj	72,745	1,314,149
	Pohjola Bank P.L.C. Series A	331,849	4,374,582
	Ponsse Oyj	25,697	222,318
#	Poyry Oyj	187,165	817,976
	Raisio P.L.C. Series V	541,284	1,968,176
	Ramirent Oyj	314,761	2,534,720
	Rapala VMC Oyj	113,258	728,792
#	Rautaruukki Oyj Series K	373,835	2,358,868
	Raute Oyj Series A	9,858	92,475
#*	Ruukki Group Oyj	604,909	373,326
	Saga Furs Oyj	11,244	275,583
#	Sanoma Oyj	328,616	2,949,017
*	Scanfil P.L.C.	123,479	133,425
	Sievi Capital P.L.C.	123,479	150,730
	SRV Group P.L.C.	7,277	32,255
#	Stockmann Oyj Abp Series A	43,914	840,928
#	Stockmann Oyj Abp Series B	132,509	2,527,779
#*	Stonesoft Oyj	64,296	129,015
#	Technopolis Oyj	301,391	1,301,380
	Teleste Oyj	53,559	300,523
#	Tieto Oyj	291,983	5,050,271
#	Tikkurila Oyj	165,548	3,145,321
*	Tulikivi Oyj	4,463	3,674
#	Uponor Oyj Series A	233,205	2,456,638
#	Vacon Oyj	45,190	2,338,488
	Vaisala Oyj Series A	39,132	802,201
	Viking Line Abp	10,366	232,350
#	Yit Oyj	477,561	9,183,987
TOTAL FINLAND			149,407,870

#	ABC Arbitrage SA	22,399	$182,875
#*	Air France-KLM	708,643	4,585,410
#	Akka Technologies SA	22,314	641,313
#*	Alcatel-Lucent SA	4,819,306	5,317,083
	Ales Groupe SA	30,686	547,031
	Altamir Amboise SA	81,618	697,198
	Alten SA	79,397	2,539,447
*	Altran Technologies SA	676,432	4,443,450
	April SA	74,171	1,240,598
#*	Archos SA	75,094	330,031
	Arkema SA	42,149	3,945,247
#*	Artprice.com SA	11,156	334,928
	Assystem	56,565	1,024,596
#*	Atari SA	99,982	145,100
	AtoS SA	21,169	1,472,872
	Aubay SA	10,285	66,347
#	Audika Groupe SA	21,251	257,139
#	Aurea SA	3,637	23,383
	Avenir Telecom SA	8,000	4,929
	Axway Software SA	22,982	369,203
*	Baccarat SA	1,090	214,195
	Banque Tarneaud SA	1,430	151,636
#	Beneteau SA	179,820	1,966,293
#*	Bigben Interactive SA	13,117	134,612
#*	BioAlliance Pharma SA	44,554	228,672
	Boiron SA	28,682	873,787
	Boizel Chanoine Champagne SA	7,266	364,088
	Bonduelle SCA	15,915	1,364,527
	Bongrain SA	34,266	2,047,702
#	Bourbon SA	183,342	5,257,961
*	Boursorama SA	69,079	496,400
*	Bull SA	309,488	1,038,186
#	Burelle SA	3,866	896,629
	Cafom SA	3,665	20,648
	Catering International Services SA	862	115,029
*	Cegedim SA	16,591	321,347
	Cegid Group	17,915	333,712
	CFAO SA	83,122	3,980,330
	Cie des Alpes	6,721	125,539
	Ciments Francais SA	10,266	604,467
*	Club Mediterranee SA	87,116	1,400,889
	Compagnie Industrielle et Financiere D’Entreprises SA	1,200	78,506
	Damartex SA	20,696	384,124
#	Derichebourg SA	548,515	1,733,334
	Devoteam SA	24,812	309,280
*	Dynaction SA	6,396	57,535
#	Eiffage SA	135,217	4,433,227
	Electricite de Strasbourg SA	21,886	2,650,604
	Eramet SA	13	1,523
	Esso SA Francaise	9,436	737,761
	Establissements Maurel et Prom SA	326,408	4,838,977
*	Etam Developpement SA	1,949	32,862
	Euler Hermes SA	52,633	3,478,485
#*	Euro Disney SCA	138,383	942,146
	Eurofins Scientific SA	23,955	3,397,946
	Exel Industries SA Series A	10,680	479,747
*	Faiveley Transport SA	24,661	1,529,403
#	Faurecia SA	138,206	2,286,017
#	Fimalac SA	31,490	1,301,546
	Fleury Michon SA	4,694	237,039
*	GameLoft SA	213,585	1,421,318

*	Gascogne SA	6,907	$42,517
	Gaumont SA	13,980	673,636
	GEA SA	1,000	87,059
#*	GECI International SA	59,392	136,616
	Gemalto NV	97,900	8,610,207
	Gevelot SA	3,584	234,596
	GFI Informatique SA	137,700	503,848
#	GL Events SA	27,324	525,893
*	GPE Groupe Pizzorno SA	4,156	53,419
	Groupe Crit SA	24,255	403,774
	Groupe Flo SA	29,358	128,268
*	Groupe Go Sport SA	897	5,227
	Groupe Gorge SA	14,220	129,708
	Groupe Guillin SA	1,061	85,608
	Groupe Open SA	27,590	164,007
*	Groupe Partouche SA	61,786	71,388
	Groupe Steria SCA	86,854	1,211,928
	Guerbet SA	6,577	643,773
*	Haulotte Group SA	61,352	445,471
#	Havas SA	1,079,959	5,560,633
#*	Hi-Media SA	123,106	314,735
*	Idsud SA	1,748	42,122
	Ingenico SA	137,756	7,081,396
#	Interparfums SA	20,052	500,772
	Ipsen SA	82,911	2,021,950
	Ipsos SA	123,964	3,965,470
	Jacquet Metal Service SA	48,141	523,651
*	Kaufman & Broad SA	270	5,437
#	Korian SA	8,745	132,861
	L.D.C. SA	19	1,928
	Laurent-Perrier SA	12,546	1,078,678
	Lectra SA	83,499	497,719
	Lisi SA	16,907	1,157,645
#*	LVL Medical Groupe SA	18,786	746,385
	M6 Metropole Television SA	192,158	2,620,616
	Maisons France Confort SA	12,636	414,987
#	Manitou BF SA	48,911	774,838
	Manutan International SA	14,553	578,998
#*	Maurel et Prom Nigeria SA	323,678	861,238
	Medica SA	140,064	2,423,801
	Mersen SA	69,682	2,049,681
	MGI Coutier SA	2,753	130,116
	Montupet SA	8,127	64,944
	Mr. Bricolage SA	30,731	351,472
	Naturex SA	12,841	874,568
#	Neopost SA	128,693	7,119,192
#	Nexans SA	131,823	6,179,673
	Nexity SA	98,798	2,852,685
	NextRadioTV SA	3,451	54,463
#*	NicOx SA	273,772	893,880
	Norbert Dentressangle SA	20,989	1,410,010
	NRJ Group SA	35,828	270,948
#	Oeneo SA	158,017	460,871
#	Orpea SA	112,855	4,524,448
	Osiatis SA	685	5,072
#*	PagesJaunes Groupe SA	384,634	714,605
*	Parrot SA	27,935	879,693
#*	Peugeot SA	50,675	400,052
	Pierre & Vacances SA	18,411	402,007
#	Plastic Omnium SA	96,698	2,406,202
	Plastivaloire SA	4,552	79,465

	PSB Industries SA	8,438	$294,519
	Rallye SA	95,651	2,897,476
#*	Recylex SA	55,481	313,703
	Remy Cointreau SA	65,997	7,588,499
#	Robertet SA	3,167	488,650
*	Rodriguez Group SA	7,436	34,244
*	Rougier SA	1,843	83,603
	Rubis SCA	104,920	6,157,965
#*	S.T. Dupont SA	340,186	152,707
#	SA des Ciments Vicat	45,082	2,417,225
	Sabeton SA	13,500	218,822
	Saft Groupe SA	90,700	2,098,364
	Samse SA	8,342	595,432
	Sartorius Stedim Biotech SA	9,046	814,685
#	Seche Environnement SA	6,437	235,691
	Sechilienne SA	72,229	1,137,929
	Securidev SA	2,500	75,402
#*	Sequana SA	176,532	361,972
	Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	127,813
	Societe BIC SA	62,449	7,542,738
	Societe d’Edition de Canal Plus SA	306,742	1,888,834
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	1,877,311
	Societe Internationale de Plantations d’Heveas SA	4,926	418,537
	Societe Pour l’Informatique Industrielle SA	40,908	244,784
	Societe Television Francaise 1 SA	413,326	3,439,595
#*	Soitec SA	400,615	1,189,532
	Somfy SA	21,738	3,670,466
	Sopra Group SA	22,982	1,092,276
*	Spir Communication SA	4,687	103,686
	Stallergenes SA	11,324	670,293
#*	Ste Industrielle d’Aviation Latecoere SA	25,445	295,750
	Stef SA	29,121	1,427,019
	Store Electronic SA	3,620	42,342
	Sword Group SA	21,108	354,082
	Synergie SA	60,624	561,272
#*	Technicolor SA	559,984	1,382,932
	Teleperformance SA	219,289	6,282,881
	Tessi SA	5,336	510,556
#*	Theolia SA	173,640	316,819
#	Thermador Groupe	4,264	307,940
	Tonnellerie Francois Freres SA	3,898	180,511
	Total Gabon SA	933	421,003
	Touax SA	2,433	79,418
#*	Transgene SA	44,474	510,647
	Trigano SA	32,312	381,543
*	UbiSoft Entertainment SA	377,612	3,008,975
	Union Financiere de France Banque SA	16,828	371,929
	Valeo SA	149,480	6,909,942
	Viel et Compagnie SA	158,130	566,348
#	Vilmorin & Cie SA	20,195	2,429,546
	Virbac SA	17,494	3,026,776
#*	Vivalis SA	29,967	248,970
	VM Materiaux SA	6,914	175,733
	Vranken-Pommery Monopole SA	14,162	465,477
	Zodiac Aerospace SA	59,545	5,813,498
TOTAL FRANCE			242,327,721

GERMANY — (12.5%)
	A.S. Creation Tapeton AG	6,853	271,234
*	AAP Implantate AG	30,776	44,264
*	Aareal Bank AG	423,110	8,693,010

*	Abwicklungsgesellschaft Roesch AG Medizintechnik	7,300	$328
#*	ADVA Optical Networking SE	151,976	971,455
	AGROB Immobilien AG	5,800	79,219
#*	Air Berlin P.L.C.	156,429	319,194
#	Aixtron SE	352,829	4,666,613
	ALBA SE	21,642	1,689,584
*	Aligna AG	318,087	7,766
	Allgeier SE	19,930	261,146
	Amadeus Fire AG	17,321	782,115
*	Analytik Jena AG	597	8,314
*	Andreae-Noris Zahn AG	26,412	1,111,727
#	Asian Bamboo AG	29,133	227,383
	Atoss Software AG	303	8,167
	Aurubis AG	153,470	8,958,739
	Baader Bank AG	121,761	309,918
#	Balda AG	127,634	816,390
#	Bauer AG	31,133	684,418
#	BayWa AG	45,582	1,798,726
	Bechtle AG	57,412	2,215,916
	Bertrandt AG	23,001	1,700,486
*	Beta Systems Software AG	8,265	17,755
#	Bijou Brigitte AG	10,278	750,252
	Bilfinger SE	73,898	6,542,909
	Biotest AG	20,784	1,127,661
*	BKN International AG	33,408	129
*	BMP Media Vestors AG	25,584	23,431
*	Borussia Dortmund GmbH & Co. KGaA	241,558	795,278
	CANCOM AG	39,490	612,950
#	Carl Zeiss Meditec AG	113,036	2,893,396
#	CAT Oil AG	50,820	362,878
*	Celesio AG	141,204	2,521,193
	CENIT AG	18,359	150,177
#	Centrotec Sustainable AG	42,634	756,668
*	Centrotherm Photovoltaics AG	10,160	16,096
	Cewe Color Holding AG	15,268	607,892
#*	Colonia Real Estate AG	16,334	79,791
	Comdirect Bank AG	139,558	1,392,666
#*	CompuGroup Medical AG	42,693	785,517
#*	Conergy AG	274,618	134,054
#*	Constantin Medien AG	359,780	672,668
	CropEnergies AG	77,085	480,199
	CTS Eventim AG	106,100	3,156,068
*	Curanum AG	100,137	212,195
#	DAB Bank AG	130,043	563,077
	Data Modul AG	11,455	211,904
#	Delticom AG	15,867	1,060,242
	Deufol AG	113,203	120,873
	Deutsche Beteiligungs AG	29,148	724,643
	Deutsche Wohnen AG	628,166	11,043,891
*	Deutz AG	263,835	1,188,065
#*	Dialog Semiconductor P.L.C.	221,152	4,313,017
#	DIC Asset AG	13,115	123,953
	Dierig Holding AG	9,408	133,083
#	Douglas Holding AG	105,346	4,784,027
	Dr. Hoenle AG	14,858	187,827
	Draegerwerk AG & Co. KGaA	3,020	257,253
#	Drillisch AG	158,961	1,929,648
	Duerr AG	39,843	2,656,806
	DVB Bank SE	173,470	5,337,672
	Eckert & Ziegler AG	12,205	361,284
	Elmos Semiconductor AG	34,592	328,836

	ElreingKlinger AG	106,886	$2,835,354
	Erlus AG	2,970	139,453
#	Euromicron AG	25,122	652,720
	Euwax AG	14,880	1,005,484
#*	Evotec AG	1,165,338	4,092,994
	Fielmann AG	34,203	3,175,727
#*	First Sensor AG	17,646	198,895
*	FJA AG	217	244
#	Freenet AG	372,758	6,090,595
#	Fuchs Petrolub AG	139,299	8,330,737
*	GAGFAH SA	281,532	2,872,535
	GBW AG	28,417	794,250
	Gerresheimer AG	107,905	5,643,399
	Gerry Weber International AG	89,108	3,686,815
	Gesco AG	10,010	847,761
	GFK SE	72,083	3,251,369
	GFT Technologies AG	66,050	276,390
#*	Gigaset AG	175,782	291,569
	Gildemeister AG	200,603	3,567,192
	Grammer AG	45,498	900,609
	Grenkeleasing AG	32,703	2,103,435
*	GSW Immobilien AG	30,940	1,148,838
#	H&R AG	45,609	766,686
	Hamborner REIT AG	22,740	202,329
#	Hamburger Hafen und Logistik AG	68,200	1,771,291
#*	Hansa Group AG	146,815	447,279
#	Hawesko Holding AG	19,463	942,509
#*	Heidelberger Druckmaschinen AG	734,833	1,121,486
	Highlight Communications AG	69,215	316,381
#*	Homag Group AG	14,489	186,389
	Indus Holding AG	79,313	1,934,340
#	Innovation in Traffic Systems AG	23,949	715,663
#*	Intershop Communications AG	62,598	156,391
	Isra Vision AG	11,102	300,466
#*	IVG Immobilien AG	400,498	917,638
	Jenoptik AG	168,656	1,279,767
*	Joyou AG	4,817	51,605
*	Kampa AG	35,505	1,916
#*	Kloeckner & Co. SE	341,221	3,269,245
*	Koenig & Bauer AG	9,557	157,799
	Kontron AG	189,937	846,192
#	Krones AG	72,618	3,890,050
	KSB AG	3,584	1,870,535
#*	Kuka AG	102,786	2,961,503
	KWS Saat AG	17,224	4,595,390
	Leifheit AG	12,500	388,162
	Leoni AG	118,888	4,451,301
*	Loewe AG	25,187	162,654
*	Lotto24 AG	543	2,411
#	LPKF Laser & Electronics AG	28,172	598,195
#*	Manz AG	6,193	191,251
#*	Masterflex AG	19,347	131,975
*	Maxdata Computer AG	94,120	14,635
*	Mediclin AG	119,554	614,531
#*	Medigene AG	95,039	133,835
	Mensch und Maschine Software AG	12,801	80,677
	MLP AG	216,957	1,412,781
#	Mobotix AG	13,494	246,005
#*	Mologen AG	26,889	447,683
#*	Morphosys AG	79,379	2,450,787
	MTU Aero Engines Holding AG	81,030	6,478,932

	Muehlbauer Holding & Co. AG	14,905	$425,249
#	MVV Energie AG	114,055	3,122,979
#	Nemetschek AG	24,668	1,063,840
	Nexus AG	33,813	395,839
#*	Nordex SE	189,791	772,250
	NORMA Group	50,034	1,350,610
#	OHB AG	35,659	674,549
*	Oldenburgische Landesbank AG	4,234	113,050
*	P&I Personal & Informatik AG	17,889	716,847
*	Patrizia Immobilien AG	73,552	420,489
	Pfeiffer Vacuum Technology AG	35,468	3,793,696
	PNE Wind AG	186,108	488,887
#*	Praktiker AG	195,237	345,082
	Progress-Werk Oberkirch AG	7,812	321,555
#	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	32,019	674,194
	PVA TePla AG	46,019	145,914
	QSC AG	391,564	1,065,568
*	R Stahl AG	14,410	499,712
#	Rational AG	15,420	3,867,533
	REALTECH AG	11,221	63,392
	Rheinmetall AG	137,717	6,432,351
	Rhoen-Klinikum AG	406,308	7,994,363
*	RIB Software AG	4,933	30,334
	Ruecker AG	10,247	208,645
	S.A.G. Solarstrom AG	4,919	15,090
#*	SAF-Holland SA	164,961	1,002,384
	Salzgitter AG	80,780	3,126,323
	Schaltbau Holding AG	8,802	296,023
*	Sedo Holding AG	68,205	140,235
	Sektkellerei Schloss Wachenheim AG	8,442	89,342
*	SER Systems AG	9,400	205
#	SGL Carbon SE	229,387	9,197,532
*	SHW AG	946	37,181
#*	Singulus Technologies AG	236,814	444,546
	Sinner AG	2,660	50,673
#	Sixt AG	81,198	1,572,646
	SKW Stahl-Metallurgie Holding AG	18,033	316,037
#*	Sky Deutschland AG	1,121,049	4,492,641
*	SM Wirtschaftsberatungs AG	18,133	112,443
#	SMA Solar Technology AG	27,498	963,094
#	SMT Scharf AG	8,670	257,504
	Software AG	173,056	6,250,043
*	Solar-Fabrik AG	1,232	3,654
#	Solarworld AG	285,203	560,756
#	Stada Arzneimittel AG	230,498	6,714,724
	STINAG Stuttgart Invest AG	35,003	678,120
*	Stoehr & Co. AG	6,000	15,409
*	STRATEC Biomedical AG	29,777	1,367,157
*	Stroer Out-of-Home Media AG	57,987	597,860
#*	Suss Microtec AG	71,196	684,384
	Symrise AG	307,713	10,431,863
	Syzygy AG	30,656	135,328
#	TAG Immobilien AG	352,218	3,749,286
	Takkt AG	126,507	1,545,110
	Telegate AG	16,807	124,066
*	Tipp24 SE	16,096	743,655
	Tom Tailor Holding AG	61,206	1,304,373
	Tomorrow Focus AG	113,715	554,463
#*	TUI AG	544,695	4,697,767
	UMS United Medical Systems International AG	3,304	35,263
	UmweltBank AG	17,656	654,590

*	VBH Holding AG	9,415	$34,481
*	Verbio AG	52,498	122,547
#	Vossloh AG	37,975	3,501,481
#	VTG AG	33,786	538,123
#	Wacker Neuson SE	56,820	803,098
*	Wanderer-Werke AG	7,903	1,571
#*	Washtec AG	5,625	65,770
#	Wincor Nixdorf AG	119,287	4,674,177
#	Wirecard AG	381,688	8,783,791
	Wuerttembergische Lebensversicherung AG	24,497	507,666
	Wuerttembergische Metallwarenfabrik AG	28,781	1,737,400
#	XING AG	12,102	589,146
#*	zooplus AG	5,977	249,679
TOTAL GERMANY			313,016,694

GREECE — (1.9%)
*	Aegean Airlines S.A.	5,746	11,202
*	Aegek S.A.	89,736	14,040
*	Alfa Alfa Energy S.A.	3,810	6,805
*	Alpha Bank A.E.	674,977	1,437,612
*	Alumil Aluminum Industry S.A.	46,804	16,506
*	Alysida S.A.	2,376	6,079
*	Anek Lines S.A.	498,242	51,509
*	Astir Palace Hotels S.A.	93,886	437,342
*	Athens Medical Center S.A.	107,865	55,455
*	Atlantic Supermarkets S.A.	34,730	3,570
*	Attica Bank S.A.	134,144	46,707
*	Atti-Kat S.A.	56,554	1,966
	Autohellas S.A.	79,201	115,825
*	Babis Vovos International Construction S.A.	21,073	8,232
*	Balafas S.A.	15,200	3,711
*	Balkan Real Estate S.A.	5,450	2,374
*	Bank of Cyprus P.L.C.	4,342,301	1,288,689
	Bank of Greece S.A.	133,571	2,389,895
*	Cyprus Popular Bank PCL	3,492,711	158,105
*	Daios Plastics S.A.	16,350	102,703
*	Diagnostic & Therapeutic Center of Athens Hygeia S.A.	190,372	63,677
*	Elastron S.A.	89,723	71,402
*	Elbisco Holding S.A.	28,098	4,012
*	Elektrak S.A.	34,087	71,149
*	Elektroniki Athinon SA	7,497	4,629
*	Ellaktor S.A.	544,614	971,086
*	Elval - Hellenic Aluminium Industry S.A.	28,590	44,898
*	Etma Rayon S.A.	11,242	20,370
	Euro Reliance General Insurance Co. S.A.	51,420	38,629
*	Eurobank Ergasias SA	971,907	1,314,644
*	Euromedica S.A.	33,079	21,254
	EYDAP Athens Water Supply & Sewage Co. S.A.	116,677	607,696
*	F.G. Europe S.A.	3,578	2,277
*	Folli Follie Group S.A.	150,049	1,755,907
*	Forthnet S.A.	253,290	22,784
*	Fourlis Holdings S.A.	146,787	268,595
	Frigoglass S.A.	115,348	710,490
*	GEK Terna S.A.	296,155	515,288
*	Geniki Bank S.A.	281	1,596
*	Halkor S.A.	199,749	154,442
*	Hellenic Cables S.A.	64,529	117,107
	Hellenic Exchanges S.A.	296,505	1,337,888
	Hellenic Petroleum S.A.	326,121	2,725,150
*	Hellenic Sugar Industry S.A.	39,001	43,326
*	Hellenic Telecommunication Organization Co. S.A.	707,121	2,643,451

*	Heracles General Cement Co. S.A.	67,299	$172,150
*	Iaso S.A.	206,042	187,175
*	Inform P. Lykos S.A.	23,285	27,898
*	Informatics S.A.	3,778	1,505
*	Intracom Holdings S.A.	256,378	82,572
*	Intracom Technical & Steel Constructions S.A.	41,181	33,820
	Intralot S.A.-Integrated Lottery Systems & Services	551,157	934,990
*	Ionian Hotel Enterprises S.A.	16,914	303,915
*	Ipirotiki Software & Publications S.A.	22,110	55,120
	JUMBO S.A.	400,965	2,217,827
	Karelia Tobacco Co., Inc. S.A.	5,787	750,976
*	Kathimerini Publishing S.A.	46,799	29,905
*	Lamda Development S.A.	905	3,235
*	Lan-Net S.A.	12,688	19,566
*	Lavipharm S.A.	26,577	3,607
*	Loulis Mills S.A.	41,702	80,661
*	Marfin Investment Group Holdings S.A.	2,380,237	888,347
	Metka S.A.	101,638	935,179
*	Michaniki S.A.	155,442	34,446
	Motor Oil (Hellas) Corinth Refineries S.A.	246,966	1,921,140
*	Mytilineos Holdings S.A.	367,558	1,455,852
*	National Bank of Greece S.A.	1,343,567	3,241,891
*	Neorion Holdings S.A.	14,991	2,408
	OPAP S.A.	168,712	865,772
*	Pegasus Publishing SA	17,668	6,175
*	Piraeus Bank S.A.	4,777,477	2,174,192
	Piraeus Port Authority S.A.	21,267	328,314
*	Promota Hellas S.A.	8,860	2,619
*	Proton Bank S.A.	141,214	—
*	Public Power Corp. S.A.	528,487	2,479,923
*	Real Estate Development & Services S.A.	94,497	53,754
	S&B Industrial Minerals S.A.	68,336	460,431
*	Sarantis S.A.	74,884	240,321
*	Selected Textile S.A.	60,619	28,733
*	Sfakianakis S.A.	17,776	18,337
*	Sidenor Steel Products Manufacturing Co. S.A.	151,749	229,993
*	T Bank S.A.	228,007	—
*	Technical Olympic S.A.	2,237	3,631
*	Teletypos S.A. Mega Channel	77,669	62,379
	Terna Energy S.A.	144,697	376,581
*	Themeliodomi S.A.	37,422	17,793
	Thessaloniki Port Authority S.A.	6,936	126,416
	Thessaloniki Water Supply & Sewage Co. S.A.	15,807	80,258
*	Thrace Plastics Co. S.A.	56,663	60,056
*	Titan Cement Co. S.A.	203,501	3,927,677
*	TT Hellenic Postbank S.A.	695,353	150,119
*	Varvaressos S.A. European Spinning Mills	10,832	1,114
*	Viohalco Hellenic Copper and Aluminum Industry S.A.	603,593	2,540,059
TOTAL GREECE			47,308,906

IRELAND — (2.9%)
	Aer Lingus Group P.L.C.	752,359	998,351
*	Aminex P.L.C.	496,086	31,879
	C&C Group P.L.C. (B010DT8)	399,607	1,890,967
	C&C Group P.L.C. (B011Y09)	1,014,594	4,826,091
	DCC P.L.C. (0242493)	308,989	8,903,029
	DCC P.L.C. (4189477)	19,143	550,079
	Donegal Creameries P.L.C.	23,135	97,865
	Dragon Oil P.L.C.	991,341	9,589,141
*	Elan Corp. P.L.C.	45,674	490,685
	FBD Holdings P.L.C.	125,728	1,594,526

	Fyffes P.L.C.	764,098	$473,538
	Glanbia P.L.C. (0066950)	700,613	6,218,662
	Glanbia P.L.C. (4058629)	69,229	613,180
	Grafton Group P.L.C.	581,618	2,526,712
	IFG Group P.L.C.	337,495	612,196
*	Independent News & Media P.L.C. (B59HWB1)	406,791	72,142
*	Independent News & Media P.L.C. (B5TR5N4)	318,060	56,404
	Irish Continental Group P.L.C.	91,000	2,085,338
*	Kenmare Resources P.L.C. (0487948)	4,136,548	2,728,270
*	Kenmare Resources P.L.C. (4490737)	409,813	268,532
	Kingspan Group P.L.C.	449,509	4,575,874
*	McInerney Holdings P.L.C.	697,135	—
	Paddy Power P.L.C. (0258810)	180,573	13,397,739
	Paddy Power P.L.C. (4828974)	10,071	745,844
*	Providence Resources P.L.C.	24,000	260,608
	Smurfit Kappa Group P.L.C.	469,012	4,721,770
	Total Produce P.L.C.	539,602	339,392
	United Drug P.L.C. (3302480)	820,214	3,112,952
	United Drug P.L.C. (3335969)	68,351	258,362
TOTAL IRELAND			72,040,128

ISRAEL — (2.5%)
*	Africa Israel Investments, Ltd.	326,135	585,338
*	Africa Israel Properties, Ltd.	37,844	265,379
	Africa Israel Residences, Ltd.	594	5,774
*	Airport City, Ltd.	106,967	485,298
*	Allot Communications, Ltd.	10,777	266,081
*	Alon Holdings Blue Square Israel, Ltd.	46,194	90,215
*	AL-ROV Israel, Ltd.	15,910	314,648
*	Alrov Properties & Lodgings, Ltd.	5,723	89,277
*	Alvarion, Ltd.	138,895	72,378
	Amot Investments, Ltd.	199,303	444,408
*	AudioCodes, Ltd.	159,083	446,517
	Avgol Industries 1953, Ltd.	353,269	255,412
*	Azorim Investment Development & Construction Co., Ltd.	302	274
	Babylon, Ltd.	108,797	922,635
	Bayside Land Corp.	2,395	452,726
	Big Shopping Centers 2004, Ltd.	2,001	42,624
*	Biocell, Ltd.	16,731	94,950
*	BioLineRX, Ltd.	499,334	127,674
	Blue Square Real Estate, Ltd.	3,782	70,472
	Cellcom Israel, Ltd.	92,130	790,690
*	Ceragon Networks, Ltd.	71,706	396,032
*	Clal Biotechnology Industries, Ltd.	146,663	409,916
	Clal Industries & Investments, Ltd.	285,112	919,567
	Clal Insurance Enterprises Holdings, Ltd.	83,321	914,983
*	Compugen, Ltd.	37,175	143,538
	Delek Automotive Systems, Ltd.	124,131	759,989
	Delek Group, Ltd.	2,224	373,122
	Delta-Galil Industries, Ltd.	32,226	303,909
	Direct Insurance - I.D.I. Insurance Co., Ltd.	35,764	86,790
	DS Apex Holdings, Ltd.	38,130	146,074
*	El Al Israel Airlines, Ltd.	520,362	53,482
*	Elbit Medical Imaging, Ltd.	53,265	119,933
	Elbit Systems, Ltd.	40,962	1,403,254
	Electra, Ltd.	6,502	490,466
	Elron Electronic Industries, Ltd.	57,768	183,207
*	Evogene, Ltd.	90,699	369,313
*	EZchip Semiconductor, Ltd.	106,730	3,375,620
*	First International Bank of Israel, Ltd.	98,118	1,155,543
	FMS Enterprises Migun, Ltd.	10,300	128,060

*	Formula Systems (1985), Ltd.	36,549	$586,637
	Frutarom Industries, Ltd.	162,348	1,598,789
*	Gilat Satellite Networks, Ltd.	87,921	343,279
*	Given Imaging, Ltd.	48,376	702,509
	Golf & Co., Ltd.	57,649	168,999
*	Granite Hacarmel Investments, Ltd.	144,714	202,777
*	Hadera Paper, Ltd.	9,516	349,097
*	Harel Insurance Investments & Finances, Ltd.	37,582	1,137,524
	Hot Telecommunications Systems, Ltd.	92,836	878,329
*	Industrial Building Corp., Ltd.	342,619	404,865
*	Israel Cold Storage & Supply Co., Ltd.	1,076	10,481
*	Israel Discount Bank, Ltd. Series A	2,420,341	2,896,751
	Israel Land Development Co., Ltd. (The)	22,615	92,259
	Ituran Location & Control, Ltd.	84,441	989,607
*	Jerusalem Oil Exploration, Ltd.	39,274	612,028
*	Kamada, Ltd.	110,315	744,359
*	Kardan Yazamut, Ltd.	95,268	9,478
	Maabarot Products, Ltd.	21,999	179,215
*	Magic Software Enterprises, Ltd.	37,017	175,326
	Matrix IT, Ltd.	181,750	727,568
	Melisron, Ltd.	49,762	827,814
*	Mellanox Technologies, Ltd.	93,933	9,741,859
*	Menorah Mivtachim Holdings, Ltd.	108,046	711,188
	Migdal Insurance & Financial Holding, Ltd.	996,718	1,167,706
*	Mizrahi Tefahot Bank, Ltd.	64,217	570,151
*	Naphtha Israel Petroleum Corp., Ltd.	129,582	465,809
	Neto Me Holdings, Ltd.	5,411	166,511
*	NICE Systems, Ltd.	2,772	92,153
*	NICE Systems, Ltd. Sponsored ADR	25,502	847,176
*	Nitsba Holdings (1995), Ltd.	105,820	839,259
*	Nova Measuring Instruments, Ltd.	43,185	337,059
*	Oil Refineries, Ltd.	3,533,465	1,434,857
	Ormat Industries, Ltd.	293,852	1,416,114
	Osem Investments, Ltd.	123,967	1,708,928
	Partner Communications Co., Ltd.	153,078	807,293
	Paz Oil Co., Ltd.	18,628	2,234,788
*	Phoenix Holdings, Ltd. (The)	200,757	367,440
	Plasson Industries, Ltd.	8,863	226,965
	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	27,880	851,872
*	Retalix, Ltd.	72,061	1,496,010
*	Scailex Corp, Ltd.	8,681	5,723
	Shikun & Binui, Ltd.	864,351	1,343,533
*	Space Communication, Ltd.	13,852	151,660
*	Strauss Group, Ltd.	145,239	1,559,962
*	Suny Electronic, Ltd.	21,818	18,933
	Super-Sol, Ltd. Series B	368,517	896,008
*	Tower Semiconductor, Ltd.	88,339	773,398
*	Union Bank of Israel, Ltd.	130,630	392,619
TOTAL ISRAEL			61,818,233

ITALY — (7.4%)
#*	A2A SpA	3,246,685	1,608,720
	ACEA SpA	280,731	1,681,726
	Acegas-APS SpA	110,973	755,980
#*	Acotel Group SpA	3,478	115,080
*	Aedes SpA	1,494,875	140,534
	Aeroporto de Firenze SpA	17,390	225,498
*	Aion Renewables SpA	24,803	28,286
	Alerion Cleanpower SpA	74,701	376,796
	Amplifon SpA	320,929	1,366,801
	Ansaldo STS SpA	352,492	2,888,961

#*	Arnoldo Mondadori Editore SpA	419,339	$536,860
*	Ascopiave SpA	164,564	283,260
	Astaldi SpA	228,281	1,482,977
	Autogrill SpA	437,299	4,163,158
	Azimut Holding SpA	454,770	5,259,311
#*	Banca Carige SpA	1,989,108	1,925,266
#	Banca Finnat Euramerica SpA	685,945	232,774
	Banca Generali SpA	156,535	2,097,098
	Banca IFIS SpA	102,347	690,579
#*	Banca Monte Dei Paschi di Siena SpA	8,733,630	2,537,058
#	Banca Piccolo Credito Valtellinese Scarl	959,086	1,575,700
	Banca Popolare dell’Emilia Romagna Scarl	1,068,884	5,776,692
*	Banca Popolare dell’Etruria e del Lazio Scarl	297,428	411,678
#*	Banca Popolare di Milano Scarl	12,870,403	6,764,500
	Banca Popolare di Sondrio Scarl	1,122,536	6,633,761
	Banca Profilo SpA	732,338	205,782
	Banco di Desio e della Brianza SpA	232,296	592,048
*	Banco Popolare Scarl	6,311,267	9,460,360
#	BasicNet SpA	105,627	233,762
#	Beghelli SpA	427,981	232,814
#*	Biesse SpA	54,004	198,432
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	545,681
	Brembo SpA	162,145	1,638,816
*	Brioschi Sviluppo Immobiliare SpA	174,780	19,630
#	Buzzi Unicem SpA	291,869	3,238,308
	C.I.R. SpA - Compagnie Industriali Riunite	1,627,217	1,844,142
	Cairo Communication SpA	86,858	297,062
	Caltagirone Editore SpA	6,277	8,004
	Caltagirone SpA	246,310	355,841
*	Carraro SpA	113,633	298,329
	Cembre SpA	40,330	308,566
	Cementir Holding SpA	336,239	672,932
	Credito Bergamasco SpA	129,374	2,245,727
	Credito Emiliano SpA	376,390	1,747,897
	CSP International Fashion Group SpA	11,858	13,811
*	d’Amico International Shipping S.A.	99,122	43,092
#	Danieli & Co. SpA	58,099	1,457,743
	Datalogic SpA	65,558	557,304
	Davide Campari - Milano SpA	523,862	4,123,683
*	DeA Capital SpA	241,155	393,524
*	Delclima SpA	250,093	182,713
	De’Longhi SpA	305,654	3,578,647
#	DiaSorin SpA	77,818	2,711,683
*	EEMS Italia SpA	59,137	24,415
*	EI Towers SpA	39,294	984,159
*	Engineering Ingegneria Informatica SpA	15,735	496,257
	ERG SpA	242,145	1,754,596
	Esprinet SpA	104,855	432,882
#*	Eurotech SpA	103,698	159,080
#	Falck Renewables SpA	452,790	566,829
	Fiera Milano SpA	37,863	178,279
#*	Finmeccanica SpA	1,593,106	7,572,743
#*	Fondiaria-Sai SpA	943,740	1,292,881
*	Gas Plus SpA	14,596	90,264
	Gefran SpA	31,968	121,202
#*	Gemina SpA	2,562,430	2,503,297
#	Geox SpA	343,770	911,753
*	Gruppo Ceramiche Ricchetti SpA	44,408	9,608
	Gruppo Editoriale L’Espresso SpA	670,242	695,325
	Gruppo MutuiOnline SpA	51,809	230,185
#	Hera SpA	1,822,830	2,942,661

*	I Grandi Viaggi SpA	97,247	$59,946
	Immsi SpA	743,533	375,261
#	Impregilo SpA	1,252,064	5,097,629
#	Indesit Co. SpA	185,473	924,519
	Industria Macchine Automatiche SpA	58,626	1,014,289
	Industria Romagnola Conduttori Elettrici SpA	43,452	81,365
*	Intek SpA	267,440	138,776
	Interpump Group SpA	275,866	2,049,928
	Iren SpA	1,758,434	1,005,546
#	Italcementi SpA	279,135	1,473,215
*	Italmobiliare SpA	46,873	869,132
*	Juventus Football Club SpA	1,411,880	404,559
*	KME Group SpA	1,654,192	728,159
*	Landi Renzo SpA	203,171	379,396
	Lottomatica Group SpA	185,318	4,087,283
*	Maire Tecnimont SpA	601,549	510,922
#	Marcolin SpA	60,205	341,909
#*	Mariella Burani SpA	32,721	—
	Marr SpA	131,906	1,270,244
#	Mediaset SpA	2,263,431	4,264,159
	Mediobanca SpA	8,209	43,982
#	Mediolanum SpA	758,652	3,273,804
#*	Milano Assicurazioni SpA	2,324,306	1,010,906
*	Molecular Medicine SpA	310,001	184,600
*	Monrif SpA	300,883	105,031
*	Montefibre SpA	23,703	2,404
	Nice SpA	40,195	134,120
*	Pagnossin SpA	9,000	—
#	Piaggio & C. SpA	682,441	1,554,103
#*	Pininfarina SpA	74,025	303,031
	Pirelli & C. SpA	100,283	1,082,137
*	Poltrona Frau SpA	152,285	181,215
#*	Prelios SpA	2,389,900	298,681
#*	Premafin Finanziaria SpA	961,257	205,808
*	Prima Industrie SpA	88	970
	Prysmian SpA	653,038	11,672,330
#*	RCS MediaGroup SpA	450,383	768,775
	Recordati SpA	408,182	2,904,190
	Reply SpA	12,998	307,529
*	Retelit SpA	113,922	87,900
*	Richard-Ginori 1735 SpA	8,489	761
	Sabaf SpA	24,109	280,835
	SAES Getters SpA	30,068	275,904
*	Safilo Group SpA	140,163	1,074,231
#*	Saras SpA	1,351,714	1,715,144
	SAVE SpA	11,877	105,429
*	Screen Service Broadcasting Technologies SpA	30,791	5,824
#*	Seat Pagine Gialle SpA	2,988,837	32,228
*	Snai SpA	95,483	100,000
*	Societa Cattolica di Assicurazioni Scrl	189,771	2,950,734
	Societa Iniziative Autostradali e Servizi SpA	220,635	1,772,452
#	Sogefi SpA	186,290	473,780
	Sol SpA	166,511	942,508
*	Sorin SpA	1,151,064	2,603,704
	Tamburi Investment Partners SpA	37,478	70,352
#*	Telecom Italia Media SpA	1,649,819	387,072
#*	Tiscali SpA	3,467,783	189,655
#	Tod’s SpA	47,508	5,144,086
#	Trevi Finanziaria SpA	154,707	999,728
*	Uni Land SpA	51,835	—
#	Unione di Banche Italiane ScpA	1,040,716	3,859,334

#*	Unipol Gruppo Finanziario SpA	970,174	$2,362,796
	Vianini Industria SpA	57,659	77,991
	Vianini Lavori SpA	175,180	682,985
	Vittoria Assicurazioni SpA	121,346	725,519
#*	Yoox SpA	157,902	2,024,053
	Zignago Vetro SpA	81,271	481,478
TOTAL ITALY			186,268,139

NETHERLANDS — (5.2%)
	Aalberts Industries NV	469,415	8,426,512
#	Accell Group NV	93,631	1,546,498
*	AFC Ajax NV	18,134	158,271
#*	AMG Advanced Metallurgical Group NV	137,180	1,049,461
#*	Amsterdam Commodities NV	73,969	1,283,102
#	APERAM NV	226,740	3,655,604
	Arcadis NV	270,260	5,717,050
#	ASM International NV	215,172	7,237,876
*	Atag Group NV	4,630	1,725
	Ballast Nedam NV	702	9,542
	Batenburg Techniek NV	7,357	133,359
#	BE Semiconductor Industries NV	154,577	1,116,363
	Beter Bed Holding NV	82,380	1,600,742
#	BinckBank NV	250,785	1,842,569
	Brunel International NV	51,660	2,257,143
*	Crown Van Gelder NV	14,569	89,014
	CSM NV	363,574	6,460,893
	Delta Lloyd NV	472,377	7,183,012
	DOCdata NV	22,463	371,288
#	Exact Holding NV	64,095	1,416,732
#*	Grontmij NV	244,473	783,498
#	Heijmans NV	79,498	651,324
	Hunter Douglas NV	8,755	330,889
*	Kardan NV	93,618	64,334
	KAS Bank NV	54,562	542,813
	Kendrion NV	41,207	862,388
#	Koninklijke Bam Groep NV	1,161,710	3,549,318
#	Koninklijke Ten Cate NV	140,083	3,222,450
#	Koninklijke Wessanen NV	380,493	1,013,043
#*	LBi International NV	515,485	1,889,783
#	Macintosh Retail Group NV	52,801	616,871
#	Mediq NV	274,364	4,547,364
	Nederlandsche Apparatenfabriek NV	28,810	994,566
	Nutreco NV	173,920	12,885,047
#*	Ordina NV	330,458	432,914
*	PostNL NV	1,920,653	6,681,215
*	Roto Smeets Group NV	10,393	107,686
	Royal Imtech NV	349,305	9,223,467
	Royal Reesink NV	1,428	137,695
*	SBM Offshore NV	804,422	11,461,297
#	Sligro Food Group NV	104,081	2,586,456
#*	SNS Reaal Groep NV	705,718	1,051,874
#	Stern Groep NV	1,105	20,951
#	Telegraaf Media Groep NV	163,812	1,588,327
#	TKH Group NV	177,347	3,701,239
#*	TomTom NV	547,355	2,467,725
#	Unit4 NV	125,028	3,368,477
	USG People NV	330,320	2,498,403
	Van Lanschot NV	54	1,119
*	Xeikon NV	60,525	219,194
TOTAL NETHERLANDS			129,058,483

NORWAY — (3.4%)
#	ABG Sundal Collier Holding ASA	1,082,870	$764,310
#	AF Gruppen ASA	2,718	27,674
#*	Agasti Holding ASA	227,087	59,458
#*	Algeta ASA	145,487	3,759,486
#*	Archer, Ltd.	492,707	750,099
	Arendals Fosse Kompani ASA	90	24,814
	Atea ASA	296,910	2,905,785
	Austevoll Seafood ASA	327,706	1,484,742
*	Bakkafrost	3,548	28,981
	Bonheur ASA	68,100	1,412,167
#	BW Offshore, Ltd.	1,221,619	769,180
#*	BWG Homes ASA	346,255	756,620
	Cermaq ASA	285,638	3,737,038
#*	Clavis Pharma ASA	137,218	1,526,806
#	Copeinca ASA	98,538	813,110
#*	Deep Sea Supply P.L.C.	371,781	615,094
*	Det Norske Oljeselskap ASA	173,708	2,873,335
#*	DNO International ASA	3,907,920	7,487,931
#*	Dockwise, Ltd.	70,575	1,231,567
#*	DOF ASA	186,228	862,755
*	Eitzen Chemical ASA	297,422	4,153
	Ekornes ASA	112,551	1,599,459
*	Electromagnetic GeoServices ASA	525,679	1,293,213
#*	Eltek ASA	1,292,456	873,402
	EVRY ASA	267,383	445,283
	Farstad Shipping ASA	63,540	1,530,966
#*	Frontline, Ltd.	214,780	824,686
	Ganger Rolf ASA	54,510	1,134,241
	Golar LNG, Ltd.	8,434	328,192
#	Golden Ocean Group, Ltd.	1,019,402	727,874
#*	Grieg Seafood ASA	144,008	243,904
*	Havila Shipping ASA	22,400	127,505
#*	Hurtigruten ASA	759,030	436,298
*	Intex Resources ASA	45,445	29,964
*	Jason Shipping ASA	5,820	2,042
#*	Kongsberg Automotive Holding ASA	1,784,754	497,311
	Kongsberg Gruppen ASA	10,370	195,858
	Kvaerner ASA	807,447	2,089,359
	Leroey Seafood Group ASA	81,749	1,715,775
*	Morpol ASA	6,558	10,034
#*	Natural ASA	476,317	98,481
#*	Nordic Semiconductor ASA	580,280	1,727,808
#*	Norske Skogindustrier ASA Series A	651,036	586,979
	Northern Offshore, Ltd.	346,881	631,271
#*	Norwegian Air Shuttle ASA	130,053	2,447,989
#*	Norwegian Energy Co. ASA	809,521	719,757
	Odfjell ASA Series A	138,810	534,000
	Olav Thon Eiendomsselskap ASA	12,852	1,945,184
	Opera Software ASA	349,386	2,234,497
#*	Panoro Energy ASA	520,180	344,933
*	PCI Biotech Holding ASA	3,157	18,736
*	Petrolia ASA	513,524	57,621
#*	Photocure ASA	34,222	222,315
#*	Pronova BioPharma AS	709,705	1,236,998
	Prosafe ASA	764,354	6,296,228
#*	Q-Free ASA	139,029	450,458
#*	Renewable Energy Corp. ASA	3,204,889	985,994
*	Salmar ASA	24,488	146,509
*	Scana Industrier ASA	548,479	146,333
*	Sevan Drilling AS	330,159	331,915
*	Sevan Marine ASA	116,717	311,851

*	Siem Offshore, Inc. ASA	567,901	$803,204
#	Solstad Offshore ASA	58,705	890,753
*	Songa Offshore SE	845,806	1,785,731
*	SpareBank 1 SR Bank ASA	62,015	399,623
	Sparebanken 1 SMN	394,981	2,556,663
	Stolt-Nielsen, Ltd.	46,134	884,026
*	Storebrand ASA	132,651	609,924
	Tomra Systems ASA	668,292	5,882,367
#	TTS Marine ASA	177,326	415,702
#	Veidekke ASA	333,472	2,629,582
*	Wilh Wilhelmsen ASA	52,992	366,412
	Wilh Wilhelmsen Holding ASA	64,934	1,582,020
TOTAL NORWAY			86,282,335

PORTUGAL — (1.0%)
	Altri SGPS SA	587,779	1,026,914
#*	Banco BPI SA	2,123,556	2,069,214
#*	Banco Comercial Portugues SA	14,204,262	1,168,976
*	Banco Comercial Portugues SA Issue 12 Shares	24,635,654	2,026,115
#*	Banco Espirito Santo SA	7,130,880	5,170,210
#*	Banif SGPS SA	686,791	147,162
	Corticeira Amorim SGPS SA	211,211	379,093
	Ibersol SGPS SA	20,401	86,916
*	Impresa SGPS SA	336,711	142,780
*	INAPA - Investimentos Participacoes e Gestao SA	232,518	41,849
	Mota-Engil SGPS SA	359,581	566,646
	Novabase SGPS SA	65,729	171,237
*	ParaRede SGPS SA	66,955	9,466
	Portucel-Empresa Produtora de Pasta de Papel SA	881,646	2,357,498
	Redes Energeticas Nacionais SA	832,079	2,149,301
*	SAG GEST - Solucoes Automovel Globais SGPS SA	243,224	125,588
#	Sociedade de Investimento e Gestao SGPS SA	315,078	2,017,951
*	Sonae Capital SGPS SA	41,386	9,558
#*	Sonae Industria SGPS SA	443,755	316,504
#	Sonae SGPS SA	3,774,580	2,509,019
#	Sonaecom SGPS SA	565,634	1,003,466
	Sumol & Compal SA	67,967	97,639
*	Teixeira Duarte SA	734,737	263,726
*	Toyota Caetano Portugal SA	53,308	108,235
#	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	733,478	2,060,029
TOTAL PORTUGAL			26,025,092

SPAIN — (4.4%)
#	Abengoa SA	199,714	3,503,776
	Acciona SA	19,537	1,112,974
#	Acerinox SA	181,604	2,040,023
*	Adolfo Dominguez SA	20,022	106,005
	Adveo Group International SA	47,385	700,999
#*	Almirall SA	221,459	1,725,862
#*	Amper SA	96,925	255,583
#	Antena 3 de Television SA	307,606	1,405,912
*	Azkoyen SA	63,639	144,095
	Banco de Sabadell SA Convertible Shares	212,446	764,410
	Banco Espanol de Credito SA	30,648	109,785
	Banco Popular Espanol SA	94,423	206,713
#	Bankinter SA	1,123,638	4,882,552
#*	Baron de Ley SA	13,910	747,280
#	Bolsas y Mercados Espanoles SA	304,982	6,421,709
#*	Caja de Ahorros del Mediterraneo SA	116,412	—
*	Campofrio Food Group SA	95,179	713,319
#*	Cementos Portland Valderrivas SA	45,565	223,986

#	Cie Automotive SA	131,122	$913,518
*	Codere SA	73,816	366,076
	Compania Vinicola del Norte de Espana SA	16,119	302,564
	Construcciones y Auxiliar de Ferrocarriles SA	7,740	3,776,181
*	Corporacion Dermoestetica SA	19,777	8,797
*	Deoleo SA	1,851,870	844,707
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	185,633
	Distribuidora Internacional de Alimentacion SA	96,278	531,694
	Duro Felguera SA	276,209	1,690,214
	Ebro Foods SA	366,156	6,440,591
#	Elecnor SA	198,254	2,443,461
	Ence Energia y Celulosa SA	925,182	2,066,828
*	Ercros SA	340,040	257,469
#	Faes Farma SA	855,679	1,491,683
*	Fersa Energias Renovables SA	93,691	53,551
	Fluidra SA	51,811	133,126
#	Fomento de Construcciones y Contratas SA	196,344	2,565,530
#	Gamesa Corp Tecnologica SA	1,113,758	2,343,833
*	Grifols SA	1,193	39,433
#	Grupo Catalana Occidente SA	190,262	3,114,458
#*	Grupo Ezentis SA	1,009,562	228,117
*	Grupo Tavex SA	244,131	86,273
	Iberpapel Gestion SA	25,850	443,080
#	Indra Sistemas SA	462,514	4,489,786
#*	Inmobiliaria Colonial SA	108,920	196,889
	Inmobiliaria del Sur SA	2,902	16,579
*	Jazztel P.L.C.	957,794	5,714,562
*	La Seda de Barcelona SA	80,921	167,300
#	Laboratorios Farmaceuticos Rovi SA	58,687	392,342
#	Mediaset Espana Comunicacion SA	764,639	4,153,032
#	Melia Hotels International SA	232,123	1,581,066
	Miquel y Costas & Miquel SA	35,912	954,992
*	Natra SA	86,085	113,389
*	Natraceutical SA	294,042	52,924
#*	NH Hoteles SA	521,131	1,623,438
*	Nicolas Correa SA	14,385	17,049
	Obrascon Huarte Lain SA	180,950	4,179,901
#	Papeles y Cartones de Europa SA	226,938	585,436
#	Pescanova SA	65,593	1,088,531
	Prim SA	39,424	232,772
#*	Promotora de Informaciones SA Series A	1,297,266	627,059
#	Prosegur Cia de Seguridad SA	875,740	4,011,323
*	Realia Business SA	297,777	272,376
#*	Sacyr Vallehermoso SA	630,295	1,355,696
*	Service Point Solutions SA	394,494	73,507
*	Sociedad Nacional Industrias Aplicaciones Celulosa Espanola SA	227,522	233,920
	Solaria Energia y Medio Ambiente SA	129,853	162,363
	Tecnicas Reunidas SA	127,327	5,933,376
	Telecomunicaciones y Energia SA	146,125	248,857
#*	Tubacex SA	455,998	1,149,800
	Tubos Reunidos SA	464,524	1,136,458
	Vidrala SA	73,575	1,800,813
	Viscofan SA	202,018	9,252,344
#*	Vocento SA	196,990	335,281
#*	Vueling Airlines SA	72,219	444,323
#*	Zeltia SA	820,890	1,537,076
TOTAL SPAIN			109,526,360

SWEDEN — (9.6%)
#	Aarhuskarlshamn AB	111,342	4,216,955
	Acando AB	282,290	658,130

#*	Active Biotech AB	179,412	$1,299,123
#	AddNode Group AB	22,291	115,435
#	AddTech AB Series B	75,563	2,053,048
*	Aerocrine AB Series B	19,639	39,943
	AF AB Series B	129,526	2,902,808
#*	Alliance Oil Co., Ltd. SDR	350,897	2,775,313
*	Angler Gaming P.L.C.	4,888	1,570
*	Anoto Group AB	80,683	31,902
	AQ Group AB	26,055	180,591
*	Arise Windpower AB	16,677	68,553
*	Atrium Ljungberg AB Series B	31,048	398,966
	Avanza Bank Holding AB	77,172	1,700,677
	Axfood AB	94,702	3,560,881
#	Axis Communications AB	183,851	4,560,188
	B&B Tools AB Series B	95,227	725,592
	BE Group AB	215,340	561,012
	Beiger Electronics AB	53,856	468,300
	Beijer Alma AB	78,603	1,354,279
*	Betsson AB	136,308	3,626,422
	Bilia AB Series A	113,425	1,512,959
#	Billerud AB	427,537	3,991,821
	BioGaia AB Series B	57,938	1,718,387
	Biotage AB	143,915	186,465
*	Bjorn Borg AB	81,716	432,634
*	Black Earth Farming, Ltd. AB	80,094	149,351
*	Bong Ljungdahl AB	24,800	44,815
*	Boras Waefveri AB Series B	6,564	1,319
	Bure Equity AB	326,825	1,178,025
	Byggmax Group AB	150,938	730,093
	Cantena AB	56,202	465,505
	Castellum AB	726,291	9,837,829
*	Catella AB	215,308	186,417
#*	CDON Group AB	227,214	1,427,601
*	Cision AB	11,445	93,285
#	Clas Ohlson AB Series B	148,966	1,952,386
*	Cloetta AB	59,529	137,434
#	Concentric AB	202,603	1,518,514
	Concordia Maritime AB Series B	78,854	129,748
	Connecta AB	37,403	335,600
*	Corem Property Group AB Class B	120	377
*	CyberCom Group AB	39,118	26,216
#	DORO AB	94,731	330,455
	Duni AB	140,344	1,176,226
	East Capital Explorer AB	47,726	371,121
	Elekta AB Series B	659,280	8,703,953
*	Enea AB	63,008	364,200
#*	Eniro AB	420,612	582,929
	Fabege AB	577,549	5,504,617
	Fagerhult AB	18,323	458,818
*	Fastighets AB Balder Series B	279,717	1,538,919
	Fenix Outdoor AB	6,455	151,290
	G & L Beijer AB Series B	59,356	975,308
	Gunnebo AB	190,542	843,055
#	Hakon Invest AB	223,337	3,852,710
#	Haldex AB	218,520	1,107,264
	Heba Fastighets AB Series B	43,722	422,846
	Hexpol AB	115,947	4,510,306
#*	HIQ International AB	246,152	1,299,159
	HMS Networks AB	7,040	115,179
	Hoganas AB Series B	115,764	4,032,307
	Holmen AB Series B	273,916	7,489,544

	Hufvudstaden AB Series A	189,483	$2,352,107
	Husqvarna AB Series A	37,223	189,396
#	Husqvarna AB Series B	1,434,072	7,326,757
	Industrial & Financial Systems AB Series B	89,522	1,499,302
	Indutrade AB	54,779	1,627,678
#	Intrum Justitia AB	284,153	4,153,337
#	JM AB	372,482	6,818,796
#*	KappAhl AB	730,234	723,070
*	Karo Bio AB	1,017,632	83,549
	Klovern AB	387,861	1,526,734
	KNOW IT AB	75,523	629,673
	Kungsleden AB	582,785	3,300,259
	Lagercrantz Group AB Series B	76,298	712,346
	Lindab International AB	330,563	2,574,102
	Loomis AB Series B	318,925	4,533,296
	Meda AB Series A	857,997	8,691,401
#*	Medivir AB Series B	119,874	1,378,380
#	Mekonomen AB	93,177	2,758,314
#*	Micronic Mydata AB	390,070	615,266
	MQ Holding AB	37,437	102,671
	NCC AB Series A	22,771	436,738
	NCC AB Series B	364,909	6,962,461
	Nederman Holding AB	3,537	73,567
#*	Net Entertainment NE AB	132,150	1,425,566
#*	Net Insight AB Series B	1,189,130	384,081
#	New Wave Group AB Series B	197,176	621,932
#	NIBE Industrier AB Series B	342,408	5,646,733
#*	Nobia AB	666,139	2,518,113
	Nolato AB Series B	88,207	940,162
#*	Nordic Mines AB	177,844	240,932
	Nordnet AB Series B	385,945	1,105,991
	OEM International AB Series B	45,688	428,300
#*	Orexo AB	76,505	588,357
#	Oriflame Cosmetics SA SDR	172,624	5,917,131
*	PA Resources AB	2,515,097	261,142
*	Partnertech AB	26,634	96,106
#	Peab AB Series B	713,651	3,340,479
	Poolia AB Series B	26,319	55,901
#	Pricer AB Series B	452,718	810,484
	ProAct IT Group AB	31,571	435,686
	Probi AB	28,553	216,827
	Proffice AB Series B	259,232	908,089
*	RaySearch Laboratories AB	73,879	220,162
	Readsoft AB Series B	87,941	268,752
#*	Rederi AB Transatlantic	112,133	118,061
*	Rezidor Hotel Group AB	347,496	1,313,605
#*	RNB Retail & Brands AB	411,548	128,431
	Rottneros AB	207,512	56,126
	Saab AB Series B	250,252	4,807,876
	Sagax AB	3,119	84,976
#*	SAS AB	581,421	660,754
*	Sectra AB	22,873	150,638
*	Securitas AB Series B	990,595	7,443,580
*	Semcon AB	63,596	397,791
	Sigma AB Series B	20,898	17,384
	Sintercast AB	13,048	91,492
	Skistar AB	97,008	1,229,202
#	SSAB AB Series A	659,093	4,693,033
	SSAB AB Series B	304,782	1,880,372
	Studsvik AB	18,826	100,209
	Sweco AB Series B	187,009	1,973,525

*	Swedish Orphan Biovitrum AB	593,102	$3,324,203
	Swedol AB Class B	29,796	115,859
	Systemair AB	18,266	236,091
*	TradeDoubler AB	181,607	386,457
*	Transmode Holding AB	7,130	82,034
	Trelleborg AB Series B	991,867	11,171,598
#	Unibet Group P.L.C. SDR	134,781	3,775,515
	Uniflex AB Series B	17,950	90,092
	VBG AB Series B	137	1,628
	Vitrolife AB	60,303	410,967
	Wallenstam AB Series B	398,541	4,351,252
	Wihlborgs Fastigheter AB	286,632	4,281,081
*	Xvivo Perfusion AB	60,303	79,868
TOTAL SWEDEN			240,140,501

SWITZERLAND — (12.6%)
	Acino Holding AG	15,304	1,789,097
*	Addex Pharmaceuticals, Ltd.	1,491	17,932
*	Advanced Digital Broadcast Holdings SA	2,024	25,359
*	AFG Arbonia-Forster Holding AG	48,048	898,151
	Allreal Holding AG	42,229	6,200,246
	ALSO-Actebis Holding AG	16,195	767,625
	AMS AG	35,754	3,569,103
	APG SGA SA	5,937	1,126,990
	Aryzta AG	155,129	7,446,249
	Ascom Holding AG	160,822	1,219,434
*	Autoneum Holding AG	15,956	804,637
#	Bachem Holdings AG	24,136	964,545
	Baloise Holding AG	13,573	1,068,105
	Bank Coop AG	31,671	1,871,088
*	Bank Sarasin & Cie AG Series B	182,505	5,221,587
	Banque Cantonale de Geneve SA	4,021	880,435
	Banque Cantonale du Jura SA	4,442	293,434
	Banque Cantonale Vaudoise AG	5,843	3,031,136
	Banque Privee Edmond de Rothschild SA	157	2,792,375
	Barry Callebaut AG	2,618	2,430,896
*	Basilea Pharmaceutica AG	24,255	1,223,250
#	Basler Kantonalbank AG	192	21,135
	Belimo Holdings AG	1,851	3,273,521
	Bell AG	172	365,208
#	Bellevue Group AG	27,519	269,520
	Berner Kantonalbank AG	23,232	6,246,927
	BKW AG	27,437	1,012,860
*	Bobst Group AG	39,628	1,177,958
	Bossard Holding AG	9,822	1,302,482
	Bucher Industries AG	33,342	5,978,238
	Burckhardt Compression Holding AG	9,355	2,778,479
	Burkhalter Holding AG	1,122	345,099
	Calida Holding AG	5,995	163,971
	Carlo Gavazzi Holding AG	1,069	229,784
	Centralschweizerische Kraftwerke AG	122	42,800
*	Cham Paper Holding AG	791	137,726
*	Charles Voegele Holding AG	32,044	500,798
*	Cicor Technologies	4,889	166,682
	Cie Financiere Tradition SA	8,027	477,544
#	Clariant AG	878,471	10,464,144
	Coltene Holding AG	16,008	490,806
	Conzzeta AG	1,345	2,511,041
	Daetwyler Holding AG	29,754	2,481,733
*	Dufry AG	77,241	9,265,954
#	EFG International AG	205,905	1,711,489

*	ELMA Electronic AG	472	$209,050
	Emmi AG	13,244	2,909,852
	EMS-Chemie Holding AG	23,489	4,846,787
	Energiedienst Holding AG	71,249	3,348,520
	Flughafen Zuerich AG	15,028	6,165,572
	Forbo Holding AG	6,494	3,837,276
#	Galenica Holding AG	18,828	11,159,053
*	GAM Holding AG	780,910	10,191,301
	Gategroup Holding AG	88,404	2,169,531
	George Fisher AG	15,889	5,629,763
*	Gottex Fund Management Holdings, Ltd.	824	3,045
	Gurit Holding AG	1,799	890,332
	Helvetia Holding AG	22,754	7,944,063
#	Huber & Suhner AG	36,098	1,614,107
	Implenia AG	65,242	2,641,834
	Inficon Holding AG	5,800	1,225,659
	Interroll Holding AG	2,404	900,191
	Intershop Holding AG	3,991	1,380,068
	Jungfraubahn Holding AG	1,233	79,209
	Kaba Holding AG	11,858	4,628,086
*	Kardex AG	21,055	551,747
	Komax Holding AG	11,434	860,037
	Kudelski SA	173,269	1,954,209
*	Kuoni Reisen Holding AG Series B	14,420	3,904,023
#	LEM Holding SA	3,667	1,847,432
*	Liechtensteinische Landesbank AG	10,785	387,392
#*	LifeWatch AG	55,483	448,026
#*	Logitech International SA	676,961	6,220,094
	Lonza Group AG	206,376	10,802,109
	Luzerner Kantonalbank AG	17,399	6,127,193
#	Metall Zug AG	391	819,563
#*	Meyer Burger Technology AG	222,481	2,949,072
	Micronas Semiconductor Holding AG	155,041	1,538,580
	Mikron Holding AG	585	3,172
	Mobilezone Holding AG	138,514	1,458,382
	Mobimo Holding AG	25,751	5,905,732
*	Myriad Group AG	88,651	235,445
	Nobel Biocare Holding AG	478,680	4,800,288
*	OC Oerlikon Corp. AG	637,624	6,139,090
	Orascom Development Holding AG	10,405	164,808
	Orell Fuessli Holding AG	4,930	520,446
	Orior AG	14,800	755,878
#	Panalpina Welttransport Holding AG	46,070	4,405,753
*	Parco Industriale e Immobiliare SA	600	2,233
	Phoenix Mecano AG	3,100	1,491,954
	PSP Swiss Property AG	148,327	13,476,208
	PubliGroupe SA	2,663	374,110
	Rieters Holdings AG	15,956	2,722,861
	Romande Energie Holding SA	2,714	3,521,317
	Schaffner Holding AG	2,066	515,406
#	Schmolz & Bickenbach AG	139,656	566,206
	Schweiter Technologies AG	4,424	2,114,940
	Schweizerische National-Versicherungs-Gesellschaft AG	54,960	2,179,210
*	Siegfried Holding AG	13,144	1,608,989
	Societa Elettrica Sopracenerina SA	2,340	439,804
	St. Galler Kantonalbank AG	10,021	3,747,818
#	Straumann Holding AG	24,168	3,213,834
	Sulzer AG	33,968	4,958,318
	Swiss Life Holding AG	102,976	12,298,903
	Swisslog Holding AG	914,407	981,249
	Swissquote Group Holding SA	47,450	1,451,860

	Tamedia AG	14,891	$1,584,634
	Tecan Group AG	41,835	3,039,519
#*	Temenos Group AG	252,270	3,790,298
*	Tornos Holding AG	38,028	273,772
	U-Blox AG	18,929	851,726
*	Valartis Group AG	936	17,916
	Valiant Holding AG	46,799	4,070,540
	Valora Holding AG	12,202	2,162,880
*	Vaudoise Assurances Holding SA	3,431	1,035,133
	Verwaltungs und Privat-Bank AG	8,694	689,493
	Vetropack Holding AG	474	843,051
	Villars Holding SA	150	78,161
#*	Von Roll Holding AG	178,803	417,035
	Vontobel Holdings AG	121,104	3,047,793
	VZ Holding AG	801	92,175
	Walliser Kantonalbank AG	1,416	1,310,976
	WMH Walter Meier Holding AG	4,738	1,086,033
#	Ypsomed Holdings AG	8,003	474,804
	Zehnder Group AG	39,704	2,356,985
*	Zueblin Immobilien Holding AG	261,040	816,026
#*	Zug Estates Holding AG Class B	258	355,858
	Zuger Kantonalbank AG	623	3,184,147
TOTAL SWITZERLAND			316,873,518
TOTAL COMMON STOCKS			2,201,092,330
PREFERRED STOCKS — (0.0%)
SWEDEN — (0.0%)
	Klovern AB	1	11
RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*	Agfa-Gevaert NV STRIP VVPR	122,950	158
*	Deceuninck NV STRIP VVPR	247,412	318
*	Nyrstar NV STRIP VVPR	178,031	229
*	RealDolmen NV STRIP VVPR (5640683)	20	—
*	RealDolmen NV STRIP VVPR (B3B08L5)	6,067	8
*	SAPEC SA STRIP VVPR	75	723
*	Tessenderlo Chemie NV STRIP VVPR	9,955	651
*	Zenitel NV STRIP VVPR	8,654	11
TOTAL BELGIUM			2,098

ITALY — (0.0%)
*	Seat Pagine Gialle SpA Warrants 08/31/14	2,988,837	9,356

SWITZERLAND — (0.0%)
*	Myriad Group AG Rights 10/12/12	88,651	—
TOTAL RIGHTS/WARRANTS			11,454

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (12.1%)
§@	DFA Short Term Investment Fund	303,000,000	303,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 10/01/12 (Collateralized by U.S. Treasury Note 0.500%, 07/31/17, valued at $215,310) to be repurchased at $211,092	$211	211,088
TOTAL SECURITIES LENDING COLLATERAL			303,211,088

TOTAL INVESTMENTS — (100.0%)
(Cost $2,593,711,950)^^			$2,504,314,883

Summary of the Series’ investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$55,564,343	—	$55,564,343
Belgium	—	80,429,595	—	80,429,595
Denmark	—	85,004,412	—	85,004,412
Finland	—	149,407,870	—	149,407,870
France	—	242,327,721	—	242,327,721
Germany	—	313,016,694	—	313,016,694
Greece	—	47,308,906	—	47,308,906
Ireland	—	72,040,128	—	72,040,128
Israel	$847,176	60,971,057	—	61,818,233
Italy	—	186,268,139	—	186,268,139
Netherlands	—	129,058,483	—	129,058,483
Norway	—	86,282,335	—	86,282,335
Portugal	—	26,025,092	—	26,025,092
Spain	—	109,526,360	—	109,526,360
Sweden	—	240,140,501	—	240,140,501
Switzerland	—	316,873,518	—	316,873,518
Preferred Stocks
Sweden	—	11	—	11
Rights/Warrants
Belgium	—	2,098	—	2,098
Italy	—	9,356	—	9,356
Switzerland	—	—	—	—
Securities Lending Collateral	—	303,211,088	—	303,211,088
TOTAL	$847,176	$2,503,467,707	—	$2,504,314,883

See accompanying Notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

September 30, 2012
(Unaudited)

		Shares	Value††
COMMON STOCKS — (71.8%)
Consumer Discretionary — (8.3%)
	Aimia, Inc.	464,351	$6,962,195
	AlarmForce Industries, Inc.	4,310	50,855
#	Astral Media, Inc. Class A	197,447	9,676,530
#	AutoCanada, Inc.	27,877	362,109
#*	Ballard Power Systems, Inc.	559,352	403,967
	BMTC Group, Inc. Class A	15,981	255,215
*	Brick, Ltd. (The)	203,090	764,351
*	Brookfield Residential Properties, Inc.	10,340	145,250
#	Cineplex, Inc.	241,959	7,358,940
#*	Coastal Contacts, Inc.	117,872	779,342
	Cogeco Cable, Inc.	61,264	2,324,430
	Cogeco, Inc.	8,222	300,160
#	Corus Entertainment, Inc. Class B	304,900	7,092,934
	Dollarama, Inc.	57,546	3,673,087
	Dorel Industries, Inc. Class B	111,100	3,858,157
	easyhome, Ltd.	3,600	24,718
#	Gamehost, Inc.	10,474	133,921
	Glacier Media, Inc.	137,300	260,466
	Glentel, Inc.	65,122	980,374
*	Great Canadian Gaming Corp.	293,000	2,992,290
#*	Imax Corp.	260,537	5,183,708
	Indigo Books & Music, Inc.	746	6,632
	Le Chateau, Inc. Class A	64,100	130,404
	Leon’s Furniture, Ltd.	143,275	1,675,987
	Linamar Corp.	200,980	4,325,844
*	Martinrea International, Inc.	318,256	2,285,513
*	MEGA Brands, Inc.	39,206	381,651
#*	Mood Media Corp.	194,057	473,743
*	MTY Food Group, Inc.	1,000	19,306
	Quebecor, Inc. Class B	97,793	3,255,788
	Reitmans Canada, Ltd.	14,256	184,164
	Reitmans Canada, Ltd. Class A	204,000	2,697,589
#	RONA, Inc.	677,175	7,638,969
*	Sears Canada, Inc.	11,998	134,247
	Torstar Corp. Class B	236,877	2,079,390
*	TVA Group, Inc. Class B	7,000	50,554
#	Uni-Select, Inc.	62,181	1,606,548
#	Whistler Blackcomb Holdings, Inc.	19,042	223,716
Total Consumer Discretionary			80,753,044

Consumer Staples — (2.4%)
	Alliance Grain Traders, Inc.	73,950	1,087,699
	Andrew Peller, Ltd. Class A	400	4,118
*	Atrium Innovations, Inc.	130,236	1,422,780
	Canada Bread Co., Ltd.	14,021	689,284
#	Colabor Group, Inc.	72,724	567,382
	Corby Distilleries, Ltd. Class A	70,235	1,210,948
*	Cott Corp.	473,596	3,743,099
	High Liner Foods, Inc.	7,197	173,501
#	Liquor Stores N.A., Ltd.	86,917	1,654,173
#	Maple Leaf Foods, Inc.	387,979	4,372,706
#	North West Co., Inc. (The)	188,473	4,267,530
#	Premium Brands Holdings Corp.	86,016	1,570,529
	Rogers Sugar, Inc.	202,166	1,336,669
#*	SunOpta, Inc.	203,685	1,303,203
*	Sun-Rype Products, Ltd.	100	609
Total Consumer Staples			23,404,230

Energy — (17.8%)
#*	Advantage Oil & Gas, Ltd.	1,098,231	$4,110,965
	Akita Drilling, Ltd. Class A	42,000	491,303
#*	Anderson Energy, Ltd.	722,895	169,124
*	Angle Energy, Inc.	310,632	1,248,089
#*	Antrim Energy, Inc.	680,756	540,118
#*	Arsenal Energy, Inc.	533,150	271,158
#	AvenEx Energy Corp.	174,033	531,074
#*	Bankers Petroleum, Ltd.	942,620	2,828,531
*	Bellatrix Exploration, Ltd.	569,051	2,309,545
*	Bengal Energy, Ltd.	600	464
#*	Birchcliff Energy, Ltd.	359,000	2,424,738
#*	BlackPearl Resources, Inc.	1,165,485	4,291,583
#*	BNK Petroleum, Inc.	290,319	212,623
#	Bonterra Energy Corp.	61,962	2,761,850
*	C&C Energia, Ltd.	86,205	560,319
	Calfrac Well Services, Ltd.	138,582	3,335,215
#*	Calmena Energy Services, Inc.	119,771	24,366
*	Calvalley Petroleums, Inc. Class A	348,139	764,907
#*	Canacol Energy, Ltd.	1,213,916	592,696
#	Canadian Energy Services & Technology Corp.	179,083	1,927,269
*	CanElson Drilling, Inc.	2,700	13,677
#	Canyon Services Group, Inc.	190,870	2,310,399
#	Cathedral Energy Services, Ltd.	135,733	904,334
*	Celtic Exploration, Ltd.	314,000	5,838,592
#*	Cequence Energy, Ltd.	455,873	820,766
*	Chinook Energy, Inc.	130,219	207,958
#*	Connacher Oil & Gas, Ltd.	2,187,935	1,201,795
#*	Corridor Resources, Inc.	367,780	231,943
#*	Crew Energy, Inc.	416,069	3,064,123
#*	Crocotta Energy, Inc.	202,420	588,873
*	Crown Point Energy, Inc.	6,915	2,778
#*	DeeThree Exploration, Ltd.	314,494	1,797,840
#*	Delphi Energy Corp.	564,604	712,144
#*	Denison Mines Corp.	2,168,583	3,220,559
#	Enbridge Income Fund Holdings, Inc.	133,783	3,199,307
#	Enerflex, Ltd.	279,959	3,545,407
#	Ensign Energy Services, Inc.	226,952	3,485,887
#*	Epsilon Energy, Ltd.	211,658	452,123
#*	Equal Energy, Ltd.	112,003	386,217
	Essential Energy Services, Ltd.	478,578	1,182,936
#*	Fairborne Energy, Ltd.	544,251	741,833
#*	Forsys Metals Corp.	109,974	76,068
*	Gran Tierra Energy, Inc.	1,065,607	5,506,341
*	Guide Exploration, Ltd.	611,603	1,051,377
#*	Ithaca Energy, Inc.	237,200	470,491
#*	Ivanhoe Energy, Inc.	988,849	543,158
*	Laramide Resources, Ltd.	20,368	20,511
*	Legacy Oil & Gas, Inc.	530,751	3,627,959
*	Mega Uranium, Ltd.	796,410	125,566
#*	MGM Energy Corp.	19,000	4,542
#	Mullen Group, Ltd.	312,028	7,395,232
#*	Niko Resources, Ltd.	137,364	1,897,470
#*	North American Energy Partners, Inc.	60,356	176,200
*	Nuvista Energy, Ltd.	481,347	2,213,090
#*	Pace Oil & Gas, Ltd.	199,507	574,311
#*	Paramount Resources, Ltd. Class A	58,630	1,787,944
*	Parex Resources, Inc.	184,101	904,494
#	Parkland Fuel Corp.	265,671	4,488,654
#	Pason Systems, Inc.	259,107	4,325,039
#	Pembina Pipeline Corp.	94,580	2,655,268
#	Pengrowth Energy Corp.	408,208	2,752,944

#	Perpetual Energy, Inc.	395,093	$494,318
#	PetroBakken Energy, Ltd. Class A	207,305	2,941,618
#*	Petrobank Energy & Resources, Ltd.	425,702	5,971,346
#	Petrominerales, Ltd.	366,131	2,964,503
#	Peyto Exploration & Development Corp.	80,520	1,983,729
#	PHX Energy Services Corp.	63,201	586,302
#	Poseidon Concepts Corp.	165,977	2,466,610
	Progress Energy Resources Corp.	13,766	306,658
#	Pulse Seismic, Inc.	271,180	722,705
	Pure Energy Services, Ltd.	24,900	278,102
#*	Questerre Energy Corp.	734,660	523,102
#*	RMP Energy, Inc.	477,526	986,042
*	Rock Energy, Inc.	114,652	111,958
#	Savanna Energy Services Corp.	355,777	2,851,717
*	Second Wave Petroleum, Inc.	12,200	11,169
#*	Secure Energy Services, Inc.	254,412	2,621,497
	ShawCor, Ltd. Class A	212,900	9,242,775
*	Sonde Resources Corp.	94,373	71,996
#*	Southern Pacific Resource Corp.	1,650,425	2,350,315
#*	SouthGobi Resources, Ltd.	455,682	950,207
#*	Sprott Resource Corp.	410,237	1,648,292
	Strad Energy Services, Ltd.	6,500	30,150
*	Surge Energy, Inc.	217,909	1,697,877
*	TAG Oil, Ltd.	27,200	199,760
#*	Tethys Petroleum, Ltd.	340,989	242,796
	Total Energy Services, Inc.	124,973	2,023,772
*	TransGlobe Energy Corp.	286,808	3,121,601
#	Trican Well Service, Ltd.	305,707	3,977,207
	Trinidad Drilling, Ltd.	506,051	3,526,039
#*	Tuscany International Drilling, Inc.	275,042	64,347
#	Twin Butte Energy, Ltd.	799,666	2,318,226
#*	UEX Corp.	608,088	432,979
#*	Uranium One, Inc.	42,037	100,485
#*	Ur-Energy, Inc.	309,416	305,293
#	Veresen, Inc.	278,043	3,645,585
#	Vero Energy, Inc.	231,935	596,883
*	Western Energy Services Corp.	9,000	73,238
#*	Westfire Energy, Ltd.	184,901	769,245
#*	Whitecap Resources, Inc.	490,635	3,688,122
#*	Winstar Resources, Ltd.	78,401	240,044
*	Xtreme Drilling and Coil Services Corp.	128,043	132,849
#	Zargon Oil & Gas, Ltd.	105,225	984,712
	ZCL Composite, Inc.	92,600	424,805
Total Energy			172,583,063

Financials — (6.0%)
	AGF Management, Ltd. Class B	334,079	3,819,599
	Altus Group, Ltd.	34,745	317,020
#	Brookfield Real Estate Services, Inc.	8,075	106,862
	Canaccord Financial, Inc.	327,281	1,890,913
#	Canadian Western Bank	271,572	8,276,164
#	Cash Store Financial Services, Inc. (The)	51,170	291,998
	Clairvest Group, Inc.	1,900	34,401
#	Davis & Henderson Corp.	239,699	5,032,436
*	EGI Financial Holdings, Inc.	14,650	133,520
	E-L Financial Corp., Ltd.	1,006	424,667
	Equitable Group, Inc.	52,295	1,713,378
*	Equity Financial Holdings, Inc.	800	6,600
	Fiera Capital Corp.	36,300	282,469
	Firm Capital Mortgage Investment Corp.	2,494	34,628
	First National Financial Corp.	20,740	343,241

*	FirstService Corp.	135,548	$3,853,694
*	Genesis Land Development Corp.	70,317	254,632
	Genworth MI Canada, Inc.	149,254	3,166,960
	Gluskin Sheff & Associates, Inc.	62,507	930,198
#	GMP Capital, Inc.	264,670	1,569,552
	Granite Real Estate, Inc.	193,598	6,935,735
	Guardian Capital Group, Ltd. Class A	11,327	112,337
#	Home Capital Group, Inc.	120,600	6,310,308
#	Killam Properties, Inc.	206,566	2,742,027
*	Kingsway Financial Services, Inc.	52,731	113,176
#	Laurentian Bank of Canada	109,624	5,160,613
#*	Mainstreet Equity Corp.	13,494	431,819
	Melcor Developments, Ltd.	11,781	188,141
*	Pacific & Western Credit Corp.	8,800	13,337
#	Sprott Resource Lending Corp.	750,703	1,061,415
	Sprott, Inc.	248,356	1,197,444
*	TMX Group, Ltd.	19,116	977,675
#*	Westaim Corp.	212,881	168,902
Total Financials			57,895,861

Health Care — (1.6%)
#*	AEterna Zentaris, Inc.	346,390	236,071
*	Bioniche Life Sciences, Inc.	46,000	21,056
#*	Burcon NutraScience Corp.	60,738	290,376
*	Cangene Corp.	140,432	237,125
*	Cardiome Pharma Corp.	95,165	30,976
#	CML HealthCare, Inc.	356,997	3,231,892
*	Helix BioPharma Corp.	13,153	8,027
#*	IMRIS, Inc.	88,979	396,428
#	Leisureworld Senior Care Corp.	109,653	1,371,917
	Medical Facilities Corp.	5,410	79,133
#	Nordion, Inc.	464,108	3,120,490
#*	Oncolytics Biotech, Inc.	202,121	476,982
*	Paladin Labs, Inc.	50,700	2,338,254
*	Patheon, Inc.	18,420	59,770
*	ProMetic Life Sciences, Inc.	648,697	79,182
*	QLT, Inc.	226,610	1,784,113
#*	Resverlogix Corp.	112,020	215,357
#*	Theratechnologies, Inc.	277,500	141,135
*	Transition Therapeutics, Inc.	50,610	108,108
#*	TSO3, Inc.	188,145	229,655
#*	YM Biosciences, Inc.	326,267	594,058
Total Health Care			15,050,105

Industrials — (8.3%)
#	Aecon Group, Inc.	242,867	2,981,797
#	AG Growth International, Inc.	61,828	2,027,601
*	Air Canada Class A	313,328	404,767
	Algoma Central Corp.	2,669	325,786
*	Armtec Infrastructure, Inc.	48,017	151,412
*	ATS Automation Tooling System, Inc.	370,020	3,349,789
*	Badger Daylighting, Ltd.	9,146	266,072
#	Bird Construction, Inc.	93,410	1,368,227
#	Black Diamond Group, Ltd.	119,791	2,731,883
	CanWel Building Materials Group, Ltd.	87,700	219,451
*	Cervus Equipment Corp.	300	5,981
	Chorus Aviation, Inc.	3,981	15,509
	Churchill Corp. Class A (The)	91,759	921,230
	Clarke, Inc.	45,094	204,118
	Contrans Group, Inc. Class A	86,985	863,126
	DirectCash Payments, Inc.	21,539	522,536

#	Exchange Income Corp.	29,911	$761,847
	Exco Technologies, Ltd.	21,800	107,326
*	Garda World Security Corp. Class A	114,740	1,392,379
#	Genivar, Inc.	129,906	2,985,023
*	GLV, Inc. Class A	86,250	144,759
*	Heroux-Devtek, Inc.	96,475	1,299,287
	HNZ Group, Inc.	16,088	445,116
#	Horizon North Logistics, Inc.	330,070	2,675,880
#	IBI Group, Inc.	32,601	323,656
	K-Bro Linen, Inc.	9,798	287,532
#	Morneau Shepell, Inc.	122,975	1,582,376
*	New Flyer Industries, Inc.	2,300	18,131
	Newalta Corp.	166,722	2,450,547
	Richelieu Hardware, Ltd.	63,793	2,236,746
#	Ritchie Brothers Auctioneers, Inc.	244,637	4,705,610
	Rocky Mountain Dealerships, Inc.	54,841	606,927
#	Russel Metals, Inc.	246,300	6,894,696
#	Stantec, Inc.	182,098	6,205,150
#	Student Transportation, Inc.	260,920	1,775,562
#	Superior Plus Corp.	559,647	5,180,335
#	Toromont Industries, Ltd.	293,267	6,228,680
	Transcontinental, Inc. Class A	287,702	2,443,609
	TransForce, Inc.	314,697	5,569,858
	Vicwest, Inc.	31,993	353,742
#	Wajax Corp.	67,648	3,054,516
	WaterFurnace Renewable Energy, Inc.	31,026	529,250
	Westjet Airlines, Ltd.	1,420	25,378
#*	Westport Innovations, Inc.	158,805	4,432,519
Total Industrials			81,075,722

Information Technology — (3.6%)
#*	5N Plus, Inc.	183,848	398,328
	Aastra Technologies, Ltd.	32,028	537,547
*	Absolute Software Corp.	175,557	825,016
	Calian Technologies, Ltd.	16,606	335,296
*	Celestica, Inc.	874,907	6,256,328
*	COM DEV International, Ltd.	309,553	947,772
	Computer Modelling Group, Ltd.	127,087	2,496,236
	Constellation Software, Inc.	36,819	3,886,762
*	Descartes Systems Group, Inc. (The)	241,645	2,116,329
#*	DragonWave, Inc.	159,183	357,842
	Enghouse Systems, Ltd.	51,743	726,855
	Evertz Technologies, Ltd.	133,981	1,880,722
*	EXFO, Inc.	101,377	502,193
*	Hemisphere GPS, Inc.	20,300	14,248
#	MacDonald Dettweiler & Associates, Ltd.	128,853	6,736,898
	Mediagrif Interactive Technologies, Inc.	5,976	108,262
*	Points International, Ltd.	54,747	629,276
*	Redknee Solutions, Inc.	122,828	168,668
#*	Sandvine Corp.	590,976	721,362
*	Sierra Wireless, Inc.	127,100	992,908
*	Smart Technologies, Inc. Class A	13,981	22,754
	Softchoice Corp.	18,272	220,059
*	Vecima Network, Inc.	21,976	114,675
#	Wi-Lan, Inc.	671,909	3,779,531
*	Wireless Matrix Corp.	111,939	71,734
Total Information Technology			34,847,601

Materials — (20.4%)
	Aberdeen International, Inc.	122,333	49,774
#*	Ainsworth Lumber Co., Ltd.	229,138	552,392

*	Alacer Gold Corp.	258,958	$1,912,354
#	Alamos Gold, Inc.	382,920	7,443,395
*	Alexco Resource Corp.	272,868	1,190,727
#*	Almaden Minerals, Ltd.	108,300	295,233
*	Altius Minerals Corp.	112,600	1,228,968
	Amerigo Resources, Ltd.	522,854	271,239
#*	Argonaut Gold, Inc.	368,728	3,821,929
#*	Atna Resource, Ltd.	507,501	671,093
#*	Augusta Resource Corp.	308,545	888,193
#*	Aura Minerals, Inc.	530,169	226,499
#*	AuRico Gold, Inc.	892,052	6,270,043
#*	Aurizon Mines, Ltd.	694,168	3,643,482
#*	Avalon Rare Metals, Inc.	352,025	691,088
#*	Avion Gold Corp.	1,620,486	1,318,674
#*	B2Gold Corp.	1,401,050	5,615,031
#*	Brigus Gold Corp.	673,729	664,751
#*	Canada Lithium Corp.	591,000	408,789
#*	Canadian Zinc Corp.	195,425	87,465
*	Canam Group, Inc. Class A	194,100	997,055
#	Canexus Corp.	409,254	3,567,599
#*	Canfor Corp.	411,155	5,449,445
#	Canfor Pulp Products, Inc.	202,846	1,879,694
#*	Capstone Mining Corp.	1,198,432	3,096,346
*	Cardero Resource Corp.	319,643	227,596
*	Carpathian Gold, Inc.	587,371	179,240
	Cascades, Inc.	489,976	2,277,683
#	CCL Industries, Inc. Class B	107,585	3,974,659
	Centerra Gold, Inc.	63,485	794,935
#*	China Gold International Resources Corp., Ltd.	722,757	3,146,577
*	Claude Resources, Inc.	934,700	798,645
#*	Cline Mining Corp.	519,100	118,805
#*	Colossus Minerals, Inc.	267,516	1,526,564
#*	Copper Mountain Mining Corp.	366,515	1,256,389
#*	Duluth Metals, Ltd.	388,214	927,986
#*	Dundee Precious Metals, Inc.	410,967	3,845,892
#*	Dynasty Metals & Mining, Inc.	108,369	232,589
#*	Eastern Platinum, Ltd.	3,177,460	581,775
*	Eastmain Resources, Inc.	274,250	284,544
#*	Eco Oro Minerals Corp.	261,445	244,664
#*	Endeavour Mining Corp.	787,366	1,778,001
*	Endeavour Silver Corp.	389,940	3,887,104
#*	Energy Fuels, Inc.	2,398,488	487,944
#*	Entree Gold, Inc.	286,898	166,343
#*	Excellon Resources, Inc.	834,400	322,523
*	Exeter Resource Corp.	70,137	117,715
*	First Majestic Silver Corp.	431,070	10,006,127
#*	Formation Metals, Inc.	193,581	60,057
*	Fortress Paper, Ltd. Class A	69,284	979,603
#*	Fortuna Silver Mines, Inc.	481,068	2,549,450
*	Fortune Minerals, Ltd.	214,672	120,099
*	GeoMark Exploration, Ltd.	42,540	39,377
#*	Golden Star Resources, Ltd.	1,045,709	2,095,460
#*	Goldgroup Mining, Inc.	112,715	51,594
#*	Great Basin Gold, Ltd.	1,537,875	125,145
#*	Great Panther Silver, Ltd.	675,880	1,553,747
#*	Guyana Goldfields, Inc.	230,342	777,882
*	Hanfeng Evergreen, Inc.	47,637	82,375
*	Harry Winston Diamond Corp.	284,763	3,386,105
#*	High River Gold Mines, Ltd.	600,542	867,429
#	HudBay Minerals, Inc.	734,374	7,230,943
*	Imperial Metals Corp.	181,428	2,304,990

#*	Inter-Citic Minerals, Inc.	283,484	$562,297
*	International Forest Products, Ltd. Class A	201,050	1,206,586
#*	International Minerals Corp.	74,000	421,524
#*	International Tower Hill Mines, Ltd.	220,027	628,904
*	Intertape Polymer Group, Inc.	270,787	1,856,479
#*	Jaguar Mining, Inc.	306,316	373,898
#*	Katanga Mining, Ltd.	1,007,162	440,525
*	Keegan Resources, Inc.	271,644	1,008,545
#*	Kimber Resources, Inc.	21,200	14,879
#*	Kirkland Lake Gold, Inc.	247,980	3,006,735
#*	Labrador Iron Mines Holdings, Ltd.	123,133	140,280
#*	Lake Shore Gold Corp.	1,300,229	1,309,355
#*	MAG Silver Corp.	156,360	1,914,937
	Major Drilling Group International, Inc.	322,900	3,297,646
*	MBAC Fertilizer Corp.	75,839	254,571
#*	Mercator Minerals, Ltd.	905,221	561,677
#	Migao Corp.	164,100	492,417
*	Minco Base Metals Corp.	2,780	—
#*	Minco Silver Corp.	125,224	254,753
*	Minera Andes Acquisition Corp.	326,875	1,512,848
#*	Molycorp, Inc.	1	6
#*	Nautilus Minerals, Inc.	89,354	84,528
*	Nevada Copper Corp.	160,491	546,887
*	Nevsun Resources, Ltd.	157,502	738,566
#*	NGEx Resources, Inc.	281,700	730,684
#*	Norbord, Inc.	112,168	1,985,274
#*	North American Palladium, Ltd.	565,789	1,076,213
#*	Northern Dynasty Minerals, Ltd.	180,774	836,661
#*	NovaCopper, Inc.	101,845	223,767
#*	NovaGold Resources, Inc.	845,155	4,719,663
#*	OceanaGold Corp.	1,151,416	3,818,143
*	Oromin Explorations, Ltd.	168,799	118,474
#*	Orvana Minerals Corp.	302,452	273,810
	Pan American Silver Corp.	—	8
#*	Peregrine Diamonds, Ltd.	260,272	95,309
#*	Petaquilla Minerals, Ltd.	528,482	333,291
*	Phoscan Chemical Corp.	432,579	138,605
#*	Pilot Gold, Inc.	76,450	132,199
#*	Platinum Group Metals, Ltd.	241,887	250,966
#*	PolyMet Mining Corp.	423,377	495,253
#*	Primero Mining Corp.	230,277	1,203,971
#*	Queenston Mining, Inc.	220,773	902,764
*	Resolute Forest Products	2,488	33,482
#*	Richmont Mines, Inc.	114,244	545,015
#*	Rubicon Minerals Corp.	508,405	1,908,264
#*	Sabina Gold & Silver Corp.	383,055	1,278,019
#*	San Gold Corp.	1,018,995	1,109,068
#*	Scorpio Mining Corp.	842,899	968,849
#*	Seabridge Gold, Inc.	121,852	2,369,861
#	SEMAFO, Inc.	978,485	4,468,922
	Sherritt International Corp.	1,571,926	7,962,762
*	Shore Gold, Inc.	552,513	140,503
#*	Silver Standard Resources, Inc.	340,397	5,477,653
#*	St. Andrew Goldfields, Ltd.	632,528	283,097
	Stella-Jones, Inc.	33,040	1,999,674
#*	Stornoway Diamond Corp.	297,297	208,661
#*	Sulliden Gold Corp., Ltd.	659,525	798,326
#*	Tanzanian Royalty Exploration Corp.	350,339	1,799,626
*	Taseko Mines, Ltd.	810,234	2,686,769
*	Tembec, Inc.	358,859	759,258
*	Teranga Gold Corp.	103,240	231,032

#*	Thompson Creek Metals Co., Inc.	650,871	$1,853,767
*	Timminco, Ltd.	69,822	140
#*	Timmins Gold Corp.	344,998	972,072
#*	Torex Gold Resources, Inc.	93,383	201,375
*	Virginia Mines, Inc.	99,162	1,064,143
*	Wesdome Gold Mines, Ltd.	325,464	380,718
#	West Fraser Timber Co., Ltd.	126,174	7,179,507
*	Western Forest Products, Inc.	198,219	223,805
	Winpak, Ltd.	67,295	1,073,325
#*	Yukon-Nevada Gold Corp.	1,841,678	571,368
Total Materials			198,162,773

Telecommunication Services — (0.3%)
*	AXIA NetMedia Corp.	182,767	223,091
#	Manitoba Telecom Services, Inc.	89,417	3,069,702
Total Telecommunication Services			3,292,793

Utilities — (3.1%)
#	Algonquin Power & Utilities Corp.	574,574	3,898,290
#*	Alterra Power Corp.	1,033,070	546,431
*	Boralex, Inc. Class A	97,733	866,882
#	Capital Power Corp.	287,449	6,224,992
	Capstone Infrastructure Corp.	277,990	1,252,666
#	Innergex Renewable Energy, Inc.	303,561	3,350,256
#	Just Energy Group, Inc.	583,478	6,368,344
*	Maxim Power Corp.	92,234	167,937
#	Northland Power, Inc.	314,824	6,097,293
*	Ram Power Corp.	577,537	120,430
#	Valener, Inc.	94,037	1,532,370
Total Utilities			30,425,891

TOTAL COMMON STOCKS			697,491,083

RIGHTS/WARRANTS — (0.0%)
#*	Duluth Metals, Ltd. Warrants 01/18/13	24,225	11,089

		Shares/
		Face
		Amount
		(000)	Value†
SECURITIES LENDING COLLATERAL — (28.2%)
§@	DFA Short Term Investment Fund	274,000,000	274,000,000
@	Repurchase Agreement, Deutsche Bank Securities, Inc. 0.25%, 10/01/12 (Collateralized by U.S. Treasury Note 0.500%, 07/31/17, valued at $391,657) to be repurchased at $383,985	$384	383,977
TOTAL SECURITIES LENDING COLLATERAL			274,383,977

TOTAL INVESTMENTS — (100.0%)
(Cost $1,051,416,180)^^			$971,886,149

Summary of the Series’ investments as of September 30, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$80,753,044	—	—	$80,753,044
Consumer Staples	23,404,230	—	—	23,404,230
Energy	172,583,063	—	—	172,583,063
Financials	57,895,861	—	—	57,895,861
Health Care	15,050,105	—	—	15,050,105
Industrials	81,075,722	—	—	81,075,722
Information Technology	34,847,601	—	—	34,847,601
Materials	198,037,628	$125,145	—	198,162,773
Telecommunication Services	3,292,793	—	—	3,292,793
Utilities	30,425,891	—	—	30,425,891
Rights/Warrants	—	11,089	—	11,089
Securities Lending Collateral	—	274,383,977	—	274,383,977
TOTAL	$697,365,938	$274,520,211	—	$971,886,149

See accompanying Notes to Schedules of Investments.

Organization

     The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. (the “Advisor”) At September 30, 2012, the Trust consisted of eleven operational investment portfolios, of which five (collectively, the “Series”), are included in this document.

Security Valuation

     The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

  Level 1 – quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

     Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor as, described later in this note. Securities held by the International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

     Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

     Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

     A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy table have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The Series had no material transfers between Level 1 and Level 2 during the quarter ended September 30, 2012.

Financial Instruments

     In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on September 28, 2012.

     2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

Derivative Financial Instruments

     Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

     3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Other

     The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Federal Tax Cost

     At September 30, 2012, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,142,995,966
The Asia Pacific Small Company Series	1,181,452,562
The United Kingdom Small Company Series	1,214,217,467
The Continental Small Company Series	2,595,903,061
The Canadian Small Company Series	1,051,446,625

Subsequent Event Evaluations

     Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.